UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust North American
Energy Infrastructure Fund
EMLP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust North American Energy Infrastructure Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMLP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust North American Energy Infrastructure Fund	$51(1)	0.94%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$4,073,269,359
Total number of portfolio holdings	64
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Energy Transfer, L.P.	7.5%
Enterprise Products Partners, L.P.	7.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	7.0%
MPLX, L.P.	4.0%
Plains GP Holdings, L.P., Class A	3.9%
Kinder Morgan, Inc.	3.7%
National Fuel Gas Co.	3.2%
Southern (The) Co.	2.7%
PPL Corp.	2.5%
Entergy Corp.	2.4%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMLP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust North American Energy Infrastructure Fund (EMLP)

First Trust EIP Power Solutions ETF
FPWR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust EIP Power Solutions ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPWR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust EIP Power Solutions ETF	$51(1)	0.95%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$26,814,085
Total number of portfolio holdings	60
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.6%
Duke Energy Corp.	3.4%
Southern (The) Co.	3.2%
Energy Transfer, L.P.	3.2%
PPL Corp.	3.2%
National Fuel Gas Co.	3.1%
Enterprise Products Partners, L.P.	3.0%
WEC Energy Group, Inc.	2.9%
American Electric Power Co., Inc.	2.9%
Cheniere Energy Partners, L.P.	2.8%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPWR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust EIP Power Solutions ETF (FPWR)

FT Energy Income Partners Strategy ETF
EIPX | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Energy Income Partners Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Strategy ETF	$54	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$531,813,599
Total number of portfolio holdings	85
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	9.0%
Enterprise Products Partners, L.P.	7.1%
Energy Transfer, L.P.	6.5%
MPLX, L.P.	3.8%
National Fuel Gas Co.	2.9%
Kinder Morgan, Inc.	2.6%
Plains GP Holdings, L.P., Class A	2.6%
ONEOK, Inc.	2.5%
Shell PLC, ADR	1.9%
Exxon Mobil Corp.	1.9%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EIPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Energy Income Partners Strategy ETF (EIPX)

First Trust Senior Loan Fund
FTSL | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Senior Loan Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Senior Loan Fund	$37(1)	0.75%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,286,027,902
Total number of portfolio holdings	296
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	10.7%
Money Market Funds	9.2%
Software	8.6%
Hotels, Restaurants & Leisure	7.5%
Health Care Providers & Services	5.0%
Media	4.0%
Commercial Services & Supplies	4.0%
Trading Companies & Distributors	3.9%
Machinery	3.6%
All Other	43.5%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSL or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Effective March 10, 2026, the Fund amended its definition of Senior Loans to include second lien senior floating rate bank loans.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTSL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Senior Loan Fund (FTSL)

First Trust Tactical High Yield ETF
HYLS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Tactical High Yield ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Tactical High Yield ETF	$43	0.87%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$1,638,521,326
Total number of portfolio holdings	308
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	12.7%
Media	7.1%
Software	6.9%
Hotels, Restaurants & Leisure	6.6%
Trading Companies & Distributors	5.5%
Health Care Providers & Services	4.7%
Commercial Services & Supplies	4.1%
Financial Services	3.6%
Building Products	3.6%
All Other	45.2%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HYLS or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HYLS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Tactical High Yield ETF (HYLS)

First Trust Enhanced Short Maturity ETF
FTSM | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Enhanced Short Maturity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Short Maturity ETF	$17	0.34%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$6,399,095,042
Total number of portfolio holdings	660
Portfolio turnover rate	36%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AutoNation, Inc., 4.11%, 05/01/26	1.0%
U.S. Treasury Note, 3.75%, 04/30/27	1.0%
Targa Resources Corp., 3.95%, 05/01/26	0.9%
Energy Transfer, L.P., 3.93%, 05/01/26	0.6%
Quanta Services, Inc., 4.15%, 05/01/26	0.6%
Huntington National Bank (The), 4.87%, 04/12/28	0.6%
T-Mobile USA, Inc., 3.75%, 04/15/27	0.5%
Haleon US Capital LLC, 3.38%, 03/24/27	0.5%
PRA Health Sciences, Inc., 2.88%, 07/15/26	0.5%
Kinder Morgan, Inc., 1.75%, 11/15/26	0.5%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one RSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change. For newly issued debt securities for which only an expected rating from a NRSRO is available, the Fund may treat such expected rating as if it were a final rating for purposes of determining the credit quality categories shown.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSM or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTSM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Enhanced Short Maturity ETF (FTSM)

First Trust High Income
Strategic Focus ETF
HISF | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust High Income Strategic Focus ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HISF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust High Income Strategic Focus ETF	$6(1)	0.12%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$91,138,271
Total number of portfolio holdings	12
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HISF or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HISF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust High Income Strategic Focus ETF (HISF)

First Trust Low Duration Opportunities ETF
LMBS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Low Duration Opportunities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LMBS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Opportunities ETF	$32(1)	0.64%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$6,162,856,749
Total number of portfolio holdings	1,227
Portfolio turnover rate	105%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	75.2%
U.S. Government Bonds and Notes	10.6%
Mortgage-Backed Securities	8.1%
Asset-Backed Securities	1.5%
U.S. Government Agency Securities	0.1%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	10.9%
Money Market Funds	1.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.3%)
Written Options	(0.3%)
Net Other Assets and Liabilities(1)	(5.9%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LMBS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Low Duration Opportunities ETF (LMBS)

First Trust SSI
Strategic Convertible Securities ETF
FCVT | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust SSI Strategic Convertible Securities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCVT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SSI Strategic Convertible Securities ETF	$50	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$116,537,560
Total number of portfolio holdings	142
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Western Digital Corp., 3.00%, 11/15/28	4.5%
Lumentum Holdings, Inc., 0.38%, 03/15/32	3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%	2.6%
Boeing (The) Co., 6.00%, 10/15/27	2.4%
Morgan Stanley Finance LLC, 0.13%, 02/07/28	2.0%
ON Semiconductor Corp., 0.50%, 03/01/29	1.9%
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	1.8%
Live Nation Entertainment, Inc., 2.88%, 01/15/30	1.8%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.6%
Bloom Energy Corp., 0.00%, 11/15/30	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCVT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust SSI Strategic Convertible Securities ETF (FCVT)

First Trust Long Duration
Opportunities ETF
LGOV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Long Duration Opportunities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long Duration Opportunities ETF	$27(1)	0.54%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$664,498,282
Total number of portfolio holdings	176
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	76.3%
U.S. Government Bonds and Notes	17.9%
U.S. Government Agency Securities	2.8%
Exchange-Traded Funds	0.3%
U.S. Treasury Bills	1.2%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.1%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	4.0%
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LGOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Long Duration Opportunities ETF (LGOV)

First Trust Limited Duration
Investment Grade Corporate ETF
FSIG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Limited Duration Investment Grade Corporate ETF	$24	0.48%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$1,507,235,118
Total number of portfolio holdings	320
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.4%
MSCI, Inc., 4.00%, 11/15/29	1.3%
Fair Isaac Corp., 6.00%, 05/15/33	1.0%
Energy Transfer, L.P., 3.93%, 05/01/26	1.0%
Vulcan Materials Co., 3.85%, 05/01/26	1.0%
United Rentals North America, Inc., 6.00%, 12/15/29	1.0%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	0.9%
Constellation Software, Inc., 5.16%, 02/16/29	0.9%
Berry Global, Inc., 5.50%, 04/15/28	0.8%
Quanta Services, Inc., 4.50%, 01/15/31	0.8%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency”. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.44%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSIG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

FT Vest S&P 500®
Dividend Aristocrats Target Income ETF®
KNG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$38	0.74%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$3,369,358,909
Total number of portfolio holdings	139
Portfolio turnover rate	79%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.2%
Money Market Funds	0.3%
Written Options	(0.5%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/KNG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Target Outcome registered trademarks are registered trademarks of Vest Financial LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Sub-Advisor, and in turn, sub-licensed by the Advisor, including for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates (the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). Neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund and shall have no liability whatsoever in connection with the Fund.
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

FT Vest SMID Rising Dividend Achievers
Target Income ETF
SDVD | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest SMID Rising Dividend Achievers Target Income ETF	$45	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$834,622,758
Total number of portfolio holdings	169
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.2%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SDVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)

FT Vest Technology Dividend
Target Income ETF
TDVI | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Technology Dividend Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Technology Dividend Target Income ETF	$39	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$417,894,082
Total number of portfolio holdings	96
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.2%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDVI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest Technology Dividend Target Income ETF (TDVI)

FT Vest Dow Jones Internet
& Target Income ETF
FDND | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Dow Jones Internet & Target Income ETF	$36	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$9,595,375
Total number of portfolio holdings	43
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.3%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
FT Vest Dow Jones Internet & Target Income ETF (FDND)

FT Vest Rising Dividend Achievers
Target Income ETF
RDVI | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Rising Dividend Achievers Target Income ETF	$39	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$3,073,502,895
Total number of portfolio holdings	75
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RDVI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)

FT Vest DJIA® Dogs 10 Target Income ETF
DOGG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOGG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest DJIA® Dogs 10 Target Income ETF	$39	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$65,608,406
Total number of portfolio holdings	42
Portfolio turnover rate	441%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	50.0%
U.S. Treasury Bills	61.6%
Money Market Funds	0.1%
Purchased Options	0.5%
Written Options	(25.0%)
Net Other Assets and Liabilities	12.8%
Total	100.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DOGG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The “Dow Jones Industrial Average” is a product of S&P Dow Jones Indices, LLC (“SPDJI”), and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)

FT Vest Growth Strength &
Target Income ETF
FGSI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Growth Strength & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Growth Strength & Target Income ETF	$42	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,991,766
Total number of portfolio holdings	52
Portfolio turnover rate	54%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest Growth Strength & Target Income ETF (FGSI)

First Trust Intermediate Duration
Investment Grade Corporate ETF
FIIG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Duration Investment Grade Corporate ETF	$27	0.54%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$670,876,034
Total number of portfolio holdings	251
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Icon Investments Six DAC, 6.00%, 05/08/34	1.4%
Cooperatieve Rabobank U.A., 5.71%, 01/21/33	1.3%
Fair Isaac Corp., 6.00%, 05/15/33	1.1%
Solventum Corp., 5.60%, 03/23/34	1.0%
Constellation Software, Inc., 5.46%, 02/16/34	1.0%
Sodexo, Inc., 5.80%, 08/15/35	1.0%
Vulcan Materials Co., 3.85%, 05/01/26	1.0%
Morgan Stanley, 5.25%, 04/21/34	1.0%
Raymond James Financial, Inc., 4.90%, 09/11/35	0.9%
Roper Technologies, Inc., 4.90%, 10/15/34	0.9%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency”. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIIG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)

First Trust Intermediate
Government Opportunities ETF
MGOV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the First Trust Intermediate Government Opportunities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Government Opportunities ETF	$27(1)	0.54%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$102,266,569
Total number of portfolio holdings	205
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	82.2%
U.S. Government Bonds and Notes	13.8%
Mortgage-Backed Securities	8.6%
Asset-Backed Securities	1.2%
Money Market Funds	1.1%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(3.2%)
Written Options	(0.3%)
Net Other Assets and Liabilities(1)	(3.4%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MGOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Intermediate Government Opportunities ETF (MGOV)

FT Vest 20+ Year Treasury
& Target Income ETF
LTTI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest 20+ Year Treasury & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LTTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest 20+ Year Treasury & Target Income ETF	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$13,847,279
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.1%
Money Market Funds	1.2%
Purchased Options	97.0%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LTTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest 20+ Year Treasury & Target Income ETF (LTTI)

FT Vest High Yield & Target Income ETF
HYTI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest High Yield & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest High Yield & Target Income ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$82,318,235
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.8%
Money Market Funds	1.1%
Purchased Options	96.3%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HYTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest High Yield & Target Income ETF (HYTI)

FT Vest Investment Grade
& Target Income ETF
LQTI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Investment Grade & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LQTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Investment Grade & Target Income ETF	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$276,091,235
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.3%
Money Market Funds	1.1%
Purchased Options	96.9%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LQTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Investment Grade & Target Income ETF (LQTI)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund IV (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded Fund IV

First Trust North American Energy Infrastructure Fund (EMLP)
First Trust EIP Power Solutions ETF (FPWR)
FT Energy Income Partners Strategy ETF (EIPX)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 66.5%
	Commercial Services & Supplies — 0.1%
145,134	Tetra Tech, Inc.	$4,690,731
	Construction & Engineering — 1.2%
70,070	Quanta Services, Inc.	50,994,844
	Electric Utilities — 22.2%
528,434	Alliant Energy Corp.	38,802,909
613,272	American Electric Power Co., Inc.	84,085,724
52,403	Constellation Energy Corp.	16,402,139
605,492	Duke Energy Corp.	78,441,488
900,237	Enel S.p.A., ADR	10,458,953
838,045	Entergy Corp.	98,813,886
791,554	Evergy, Inc.	65,572,333
182,539	Exelon Corp.	8,394,969
1,217,992	FirstEnergy Corp.	57,878,980
143,218	Iberdrola S.A., ADR	13,449,602
262,474	IDACORP, Inc.	38,777,909
528,995	NextEra Energy, Inc.	51,778,030
1,183,840	OGE Energy Corp.	57,771,392
1,036,477	PG&E Corp.	17,226,248
2,746,556	PPL Corp.	102,831,057
1,125,424	Southern (The) Co.	108,828,501
640,642	Xcel Energy, Inc.	53,141,254
		902,655,374
	Electrical Equipment — 1.4%
60,367	EnerSys	12,873,866
169,377	Generac Holdings, Inc. (b)	43,907,600
		56,781,466
	Energy Equipment & Services — 0.7%
791,515	Archrock, Inc.	30,671,206
	Gas Utilities — 10.8%
1,128,290	AltaGas Ltd. (CAD)	42,287,514
254,637	Atmos Energy Corp.	48,375,937
139,352	Chesapeake Utilities Corp.	17,575,074
1,567,057	National Fuel Gas Co.	132,228,270
875,098	New Jersey Resources Corp.	49,276,768
897,935	ONE Gas, Inc.	80,113,761
400,950	Spire, Inc.	36,558,621
901,310	UGI Corp.	32,528,278
		438,944,223
	Independent Power and Renewable Electricity Producers — 3.0%
1,166,753	AES (The) Corp.	16,859,581
1,418,996	Clearway Energy, Inc., Class A	57,370,008
Shares	Description	Value

	Independent Power and Renewable Electricity Producers (Continued)
109,088	Northland Power, Inc. (CAD)	$1,876,023
287,043	Vistra Corp.	45,306,867
		121,412,479
	Machinery — 0.8%
48,351	Cummins, Inc.	32,444,004
	Multi-Utilities — 12.1%
346,253	Ameren Corp.	39,351,653
908,922	Atco Ltd., Class I (CAD)	45,574,909
1,250,284	CenterPoint Energy, Inc.	54,574,897
485,916	CMS Energy Corp.	37,289,194
853,059	Dominion Energy, Inc.	55,022,305
402,574	DTE Energy Co.	61,066,450
810,110	Public Service Enterprise Group, Inc.	66,153,583
781,230	Sempra	74,310,597
499,451	WEC Energy Group, Inc.	58,905,251
		492,248,839
	Oil, Gas & Consumable Fuels — 13.7%
209,007	Cheniere Energy, Inc.	57,466,475
289,946	DT Midstream, Inc.	42,909,109
376,880	Enbridge, Inc.	20,886,690
1,050,095	Keyera Corp. (CAD)	40,570,535
4,567,943	Kinder Morgan, Inc.	150,148,286
908,596	ONEOK, Inc.	84,008,786
151,121	Sunococorp LLC	10,076,748
175,843	Targa Resources Corp.	45,733,247
648,210	TC Energy Corp.	43,384,695
826,212	Williams (The) Cos., Inc.	63,048,238
		558,232,809
	Professional Services — 0.1%
21,605	Jacobs Solutions, Inc.	2,795,903
	Water Utilities — 0.4%
431,778	Essential Utilities, Inc.	16,493,920
	Total Common Stocks	2,708,365,798
	(Cost $1,847,127,299)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 26.6%
	Chemicals — 0.6%
1,004,187	Westlake Chemical Partners, L.P.	23,146,510
	Oil, Gas & Consumable Fuels — 26.0%
869,532	Cheniere Energy Partners, L.P.	58,276,035
15,113,003	Energy Transfer, L.P.	305,131,531
See Notes to Financial Statements

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
7,548,319	Enterprise Products Partners, L.P.	$292,119,945
2,921,770	MPLX, L.P.	164,407,998
6,442,784	Plains GP Holdings, L.P., Class A (c)	157,526,069
1,197,405	Sunoco, L.P.	83,399,258
		1,060,860,836
	Total Master Limited Partnerships	1,084,007,346
	(Cost $537,421,473)

Shares	Description	Value
MONEY MARKET FUNDS — 7.0%
285,874,896	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (d)	285,874,896
	(Cost $285,874,896)

	Total Investments — 100.1%	4,078,248,040
	(Cost $2,670,423,668)
	Net Other Assets and Liabilities — (0.1)%	(4,978,681)
	Net Assets — 100.0%	$4,073,269,359

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,708,365,798	$2,708,365,798	$—	$—
Master Limited Partnerships*	1,084,007,346	1,084,007,346	—	—
Money Market Funds	285,874,896	285,874,896	—	—
Total Investments	$4,078,248,040	$4,078,248,040	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust EIP Power Solutions ETF (FPWR)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 82.1%
	Construction & Engineering — 1.3%
461	Quanta Services, Inc.	$335,502
	Electric Utilities — 32.8%
6,920	Alliant Energy Corp.	508,135
5,642	American Electric Power Co., Inc.	773,575
883	Constellation Energy Corp.	276,379
7,000	Duke Energy Corp.	906,850
25,041	Enel S.p.A., ADR	290,926
6,078	Entergy Corp.	716,657
7,766	Evergy, Inc.	643,335
10,342	FirstEnergy Corp.	491,452
2,928	Iberdrola S.A., ADR	274,968
4,997	IDACORP, Inc.	738,257
4,211	NextEra Energy, Inc.	412,173
8,019	OGE Energy Corp.	391,327
22,570	PPL Corp.	845,021
8,794	Southern (The) Co.	850,380
8,306	Xcel Energy, Inc.	688,983
		8,808,418
	Electrical Equipment — 2.5%
1,139	EnerSys	242,903
1,675	Generac Holdings, Inc. (b)	434,210
		677,113
	Energy Equipment & Services — 0.3%
2,310	Archrock, Inc.	89,513
	Financial Services — 0.6%
4,073	HA Sustainable Infrastructure Capital, Inc.	170,862
	Gas Utilities — 9.5%
3,796	AltaGas Ltd. (CAD)	142,271
2,049	Atmos Energy Corp.	389,269
919	Chesapeake Utilities Corp.	115,904
9,861	National Fuel Gas Co.	832,071
8,187	New Jersey Resources Corp.	461,010
6,128	ONE Gas, Inc.	546,740
1,649	UGI Corp.	59,513
		2,546,778
	Independent Power and Renewable Electricity Producers — 5.8%
16,339	AES (The) Corp.	236,099
15,256	Clearway Energy, Inc., Class A	616,800
2,902	EDP Renovaveis S.A. (EUR) (b) (c)	48,524
4,160	Vistra Corp.	656,614
		1,558,037
Shares	Description	Value

	Machinery — 1.2%
463	Cummins, Inc.	$310,678
	Multi-Utilities — 17.0%
4,126	Ameren Corp.	468,920
6,137	Atco Ltd., Class I (CAD)	307,720
5,904	CenterPoint Energy, Inc.	257,710
7,617	CMS Energy Corp.	584,528
7,616	Dominion Energy, Inc.	491,232
4,170	DTE Energy Co.	632,547
7,274	Public Service Enterprise Group, Inc.	593,995
4,647	Sempra	442,023
6,667	WEC Energy Group, Inc.	786,306
		4,564,981
	Oil, Gas & Consumable Fuels — 9.5%
1,387	Cheniere Energy, Inc.	381,356
2,546	Coterra Energy, Inc.	91,427
1,625	DT Midstream, Inc.	240,484
457	EOG Resources, Inc.	64,240
2,187	EQT Corp.	131,395
320	Gulfport Energy Corp. (b)	61,613
22,655	Kinder Morgan, Inc.	744,670
3,056	Range Resources Corp.	132,936
923	Targa Resources Corp.	240,054
2,123	TC Energy Corp.	142,092
4,087	Williams (The) Cos., Inc.	311,879
		2,542,146
	Professional Services — 0.8%
1,557	Jacobs Solutions, Inc.	201,491
	Semiconductors & Semiconductor Equipment — 0.8%
1,054	First Solar, Inc. (b)	212,792
	Total Common Stocks	22,018,311
	(Cost $17,501,886)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 12.3%
	Independent Power and Renewable Electricity Producers — 0.5%
4,440	Brookfield Renewable Partners, L.P. (CAD)	146,535
	Oil, Gas & Consumable Fuels — 11.8%
11,359	Cheniere Energy Partners, L.P.	761,280
41,998	Energy Transfer, L.P.	847,939
See Notes to Financial Statements

First Trust EIP Power Solutions ETF (FPWR)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
20,880	Enterprise Products Partners, L.P.	$808,056
13,036	MPLX, L.P.	733,536
		3,150,811
	Total Master Limited Partnerships	3,297,346
	(Cost $2,677,823)

Shares	Description	Value
MONEY MARKET FUNDS — 5.6%
1,497,187	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (d)	1,497,187
	(Cost $1,497,187)

	Total Investments — 100.0%	26,812,844
	(Cost $21,676,896)
	Net Other Assets and Liabilities — 0.0%	1,241
	Net Assets — 100.0%	$26,814,085

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2026, securities noted
as such are valued at $48,524 or 0.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(d)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:*
Independent Power and Renewable Electricity Producers	$1,558,037	$1,509,513	$48,524	$—
Other Industry Categories*	20,460,274	20,460,274	—	—
Master Limited Partnerships*	3,297,346	3,297,346	—	—
Money Market Funds	1,497,187	1,497,187	—	—
Total Investments	$26,812,844	$26,764,320	$48,524	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 65.6%
	Construction & Engineering — 1.2%
9,041	Quanta Services, Inc.	$6,579,769
	Electric Utilities — 12.2%
16,056	Alliant Energy Corp.	1,178,992
19,980	American Electric Power Co., Inc.	2,739,458
7,686	Constellation Energy Corp.	2,405,718
52,459	Duke Energy Corp.	6,796,063
145,585	Enel S.p.A., ADR	1,691,406
40,058	Entergy Corp.	4,723,239
80,150	Evergy, Inc.	6,639,626
132,004	FirstEnergy Corp.	6,272,830
17,210	Iberdrola S.A., ADR	1,616,191
8,342	IDACORP, Inc.	1,232,447
28,215	NextEra Energy, Inc.	2,761,684
122,581	OGE Energy Corp.	5,981,953
98,194	PG&E Corp.	1,631,984
156,388	PPL Corp.	5,855,167
94,998	Southern (The) Co.	9,186,307
49,344	Xcel Energy, Inc.	4,093,085
		64,806,150
	Electrical Equipment — 1.1%
22,336	Generac Holdings, Inc. (b)	5,790,161
	Energy Equipment & Services — 9.1%
149,551	Archrock, Inc.	5,795,101
117,236	Baker Hughes Co.	8,167,832
123,594	Cactus, Inc., Class A	6,886,658
179,263	Halliburton Co.	7,582,825
142,905	SLB Ltd.	8,128,436
68,614	Technip Energies NV, ADR	3,244,070
113,600	TechnipFMC PLC	8,584,752
		48,389,674
	Gas Utilities — 6.1%
70,127	AltaGas Ltd. (CAD)	2,628,311
11,989	Atmos Energy Corp.	2,277,670
180,665	National Fuel Gas Co.	15,244,513
89,945	New Jersey Resources Corp.	5,064,803
54,618	ONE Gas, Inc.	4,873,018
57,105	UGI Corp.	2,060,919
		32,149,234
	Independent Power and Renewable Electricity Producers — 2.3%
31,647	AES (The) Corp.	457,299
112,411	Clearway Energy, Inc., Class A	4,544,777
45,762	Vistra Corp.	7,223,074
		12,225,150
Shares	Description	Value

	Machinery — 0.6%
4,377	Cummins, Inc.	$2,937,011
	Multi-Utilities — 6.4%
33,075	Ameren Corp.	3,758,974
114,580	Atco Ltd., Class I (CAD)	5,745,238
83,998	CenterPoint Energy, Inc.	3,666,513
14,642	CMS Energy Corp.	1,123,627
17,640	Dominion Energy, Inc.	1,137,780
7,656	DTE Energy Co.	1,161,338
80,259	Public Service Enterprise Group, Inc.	6,553,950
90,359	Sempra	8,594,948
19,838	WEC Energy Group, Inc.	2,339,694
		34,082,062
	Oil, Gas & Consumable Fuels — 25.5%
63,827	Canadian Natural Resources Ltd. (CAD)	3,046,742
8,756	Cheniere Energy, Inc.	2,407,462
55,519	Core Natural Resources, Inc.	4,982,275
193,335	DHT Holdings, Inc.	3,572,831
13,735	Diamondback Energy, Inc.	2,824,328
19,521	DT Midstream, Inc.	2,888,913
45,006	Enbridge, Inc.	2,494,232
48,282	EOG Resources, Inc.	6,787,001
44,136	EQT Corp.	2,651,691
63,711	Exxon Mobil Corp.	9,832,519
52,524	Frontline PLC	1,916,601
11,561	Gulfport Energy Corp. (b)	2,225,955
42,294	HF Sinclair Corp.	2,842,580
11,169	Imperial Oil Ltd. (CAD)	1,496,162
47,850	International Seaways, Inc.	3,969,157
97,782	Keyera Corp. (CAD)	3,777,818
418,762	Kinder Morgan, Inc.	13,764,707
10,632	Marathon Petroleum Corp.	2,639,819
50,267	Okeanis Eco Tankers Corp. (c) (d)	2,776,749
145,917	ONEOK, Inc.	13,491,486
44,068	Phillips 66	7,894,782
182,704	Range Resources Corp.	7,947,624
111,292	Shell PLC, ADR	10,090,846
40,374	Suncor Energy, Inc. (CAD)	2,766,601
21,442	Targa Resources Corp.	5,576,635
39,636	TC Energy Corp.	2,652,837
30,744	TotalEnergies SE	2,850,276
10,508	Valero Energy Corp.	2,654,111
36,960	Williams (The) Cos., Inc.	2,820,418
		135,643,158
	Professional Services — 0.9%
18,440	Jacobs Solutions, Inc.	2,386,320
69,420	KBR, Inc.	2,602,556
		4,988,876
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 0.2%
5,379	First Solar, Inc. (b)	$1,085,966
	Total Common Stocks	348,677,211
	(Cost $258,906,706)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 25.4%
	Oil, Gas & Consumable Fuels — 25.4%
360,572	Alliance Resource Partners, L.P.	9,594,821
83,216	Cheniere Energy Partners, L.P.	5,577,136
1,704,311	Energy Transfer, L.P.	34,410,039
977,565	Enterprise Products Partners, L.P.	37,831,766
354,197	MPLX, L.P.	19,930,665
561,681	Plains GP Holdings, L.P., Class A (e)	13,733,101
110,019	Sunoco, L.P.	7,662,823
518,937	TXO Partners, L.P.	6,450,387
	Total Master Limited Partnerships	135,190,738
	(Cost $90,460,198)

Shares	Description	Value
MONEY MARKET FUNDS — 8.9%
47,564,450	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (f)	47,564,450
	(Cost $47,564,450)

	Total Investments — 99.9%	531,432,399
	(Cost $396,931,354)
	Net Other Assets and Liabilities — 0.1%	381,200
	Net Assets — 100.0%	$531,813,599

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$348,677,211	$348,677,211	$—	$—
Master Limited Partnerships*	135,190,738	135,190,738	—	—
Money Market Funds	47,564,450	47,564,450	—	—
Total Investments	$531,432,399	$531,432,399	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	First Trust North American Energy Infrastructure Fund (EMLP)	First Trust EIP Power Solutions ETF (FPWR)	FT Energy Income Partners Strategy ETF (EIPX)
ASSETS:
Investments, at value	$4,078,248,040	$26,812,844	$531,432,399
Cash	8,286	162	2,095
Foreign currency, at value	—	—	589
Receivables:
Dividends	5,483,016	20,834	718,519
Reclaims	95,992	754	60,939
Total Assets	4,083,835,334	26,834,594	532,214,541

LIABILITIES:
Due to custodian foreign currency	156	—	—
Payables:
Investment securities purchased	7,485,062	—	—
Investment advisory fees	3,080,757	20,509	400,942
Total Liabilities	10,565,975	20,509	400,942
NET ASSETS	$4,073,269,359	$26,814,085	$531,813,599

NET ASSETS consist of:
Paid-in capital	$2,574,306,646	$22,133,588	$368,057,126
Par value	911,550	7,000	162,000
Accumulated distributable earnings (loss)	1,498,051,163	4,673,497	163,594,473
NET ASSETS	$4,073,269,359	$26,814,085	$531,813,599
NET ASSET VALUE, per share	$44.69	$38.31	$32.83
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	91,155,000	700,002	16,200,002
Investments, at cost	$2,670,423,668	$21,676,896	$396,931,354
Foreign currency, at cost (proceeds)	$(156)	$—	$575
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	First Trust North American Energy Infrastructure Fund (EMLP)	First Trust EIP Power Solutions ETF (FPWR)	FT Energy Income Partners Strategy ETF (EIPX)
INVESTMENT INCOME:
Dividends	$41,456,582	$253,179	$5,150,702
Foreign withholding tax	(642,089)	(3,275)	(124,460)
Total investment income	40,814,493	249,904	5,026,242

EXPENSES:
Investment advisory fees	17,105,094	100,539	2,121,719
Other expenses	2,492	12	287
Total expenses	17,107,586	100,551	2,122,006
NET INVESTMENT INCOME (LOSS)	23,706,907	149,353	2,904,236

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	32,933,959	452,078	7,734,096
In-kind redemptions	152,068,678	—	25,888,015
Foreign currency transactions	(58,442)	73	(11,582)
Net realized gain (loss)	184,944,195	452,151	33,610,529
Net change in unrealized appreciation (depreciation) on:
Investments	483,965,512	2,725,245	75,151,172
Foreign currency translation	1,091	—	264
Net change in unrealized appreciation (depreciation)	483,966,603	2,725,245	75,151,436
NET REALIZED AND UNREALIZED GAIN (LOSS)	668,910,798	3,177,396	108,761,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$692,617,705	$3,326,749	$111,666,201
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust North American Energy Infrastructure Fund (EMLP)		First Trust EIP Power Solutions ETF (FPWR)
	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$23,706,907	$39,708,459	$149,353	$244,769
Net realized gain (loss)	184,944,195	280,369,274	452,151	1,502,785
Net change in unrealized appreciation (depreciation)	483,966,603	63,373,730	2,725,245	716,353
Net increase (decrease) in net assets resulting from operations	692,617,705	383,451,463	3,326,749	2,463,907

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(53,270,508)	(101,676,926)	(236,246)	(330,641)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	396,023,295	468,073,744	5,401,533	4,800,659
Cost of shares redeemed	(273,983,686)	(228,043,027)	—	(3,221,869)
Net increase (decrease) in net assets resulting from shareholder transactions	122,039,609	240,030,717	5,401,533	1,578,790
Total increase (decrease) in net assets	761,386,806	521,805,254	8,492,036	3,712,056

NET ASSETS:
Beginning of period	3,311,882,553	2,790,077,299	18,322,049	14,609,993
End of period	$4,073,269,359	$3,311,882,553	$26,814,085	$18,322,049

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	88,155,000	81,805,000	550,002	500,002
Shares sold	9,400,000	12,500,000	150,000	150,000
Shares redeemed	(6,400,000)	(6,150,000)	—	(100,000)
Shares outstanding, end of period	91,155,000	88,155,000	700,002	550,002
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025

$2,904,236	$5,028,001
33,610,529	17,957,218
75,151,436	14,094,681
111,666,201	37,079,900

(6,578,665)	(12,292,302)

114,330,327	89,116,299
(75,964,639)	(57,990,593)
38,365,688	31,125,706
143,453,224	55,913,304

388,360,375	332,447,071
$531,813,599	$388,360,375

14,900,002	13,700,002
3,700,000	3,450,000
(2,400,000)	(2,250,000)
16,200,002	14,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust North American Energy Infrastructure Fund (EMLP)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.57	$34.11	$26.31	$26.70	$25.02	$19.68
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.46 (a)	0.47 (a)	0.36 (a)	0.37	0.19
Net realized and unrealized gain (loss)	7.45	4.18	8.44	0.30	2.14	6.01
Total from investment operations	7.71	4.64	8.91	0.66	2.51	6.20
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.18)	(1.11)	(1.05)	(0.37)	(0.86)
Return of capital	—	—	—	—	(0.46)	—
Total distributions	(0.59)	(1.18)	(1.11)	(1.05)	(0.83)	(0.86)
Net asset value, end of period	$44.69	$37.57	$34.11	$26.31	$26.70	$25.02
Total return (b)	20.69%	13.67%	34.48%	2.49%	10.19%	31.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,073,269	$3,311,883	$2,790,077	$2,273,264	$2,570,305	$2,129,135
Ratio of total expenses to average net assets (c)	0.94% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	1.31% (d)	1.25%	1.58%	1.33%	1.08%	0.71%
Portfolio turnover rate (e)	12%	36%	23%	32%	32%	52%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust EIP Power Solutions ETF (FPWR)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.31	$29.22	$22.66	$25.30	$24.33	$21.40
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.47 (a)	0.59 (a)	0.55 (a)	0.31	0.31
Net realized and unrealized gain (loss)	5.13	4.25	6.70	(2.57)	1.05	2.98
Total from investment operations	5.38	4.72	7.29	(2.02)	1.36	3.29
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.63)	(0.73)	(0.59)	(0.29)	(0.36)
Net realized gain	—	—	—	(0.03)	(0.10)	—
Total distributions	(0.38)	(0.63)	(0.73)	(0.62)	(0.39)	(0.36)
Net asset value, end of period	$38.31	$33.31	$29.22	$22.66	$25.30	$24.33
Total return (b)	16.26%	16.34%	32.63%	(8.15)%	5.62%	15.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,814	$18,322	$14,610	$30,592	$31,628	$20,682
Ratio of total expenses to average net assets (c)	0.95% (d)	0.96% (e)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	1.41% (d)	1.50%	2.36%	2.22%	1.29%	1.24%
Portfolio turnover rate (f)	12%	67%	16%	47%	22%	56%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Energy Income Partners Strategy ETF (EIPX)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$26.06	$24.27	$20.79	$19.72
Income from investment operations:
Net investment income (loss) (b)	0.19	0.34	0.42	0.33
Net realized and unrealized gain (loss)	6.99	2.29	3.85	1.37
Total from investment operations	7.18	2.63	4.27	1.70
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.83)	(0.76)	(0.63)
Net realized gain	—	(0.01)	(0.03)	—
Total distributions	(0.41)	(0.84)	(0.79)	(0.63)
Net asset value, end of period	$32.83	$26.06	$24.27	$20.79
Total return (c)	27.77%	10.94%	20.83%	8.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$531,814	$388,360	$332,447	$210,976
Ratio of total expenses to average net assets	0.95% (d)	0.96% (e)	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	1.30% (d)	1.35%	1.84%	1.64% (d)
Portfolio turnover rate (f)	22%	38%	23%	19%

(a)	Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust North American Energy Infrastructure Fund – (ticker “EMLP”)
First Trust EIP Power Solutions ETF – (ticker “FPWR”)
FT Energy Income Partners Strategy ETF – (ticker “EIPX”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. EMLP’s investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”) to be engaged in the energy infrastructure sector, which principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “Energy Infrastructure Companies”). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada.
FPWR’s investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. FPWR will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the equity securities of companies identified by EIP as Power Solutions Companies. The Sub-Advisor defines Power Solutions Companies as those companies that provide technology, equipment and services that contribute to the production, transmission, storage and delivery of electric power and/or have a positive impact on the cost, reliability, safety or environmental impact to help meet the growing demands of the electric power system. Power Solutions Companies include companies in the Global Industry Classification Standard (“GICS”) Electrical Equipment industry in the Industrials sector, companies in the GICS Utilities sector (excluding water utilities), companies in the GICS Energy sector, and companies in any other GICS sectors that derive at least 50% of their revenues or profits from electric generation, transmission, distribution, grid solutions, storage and system reliability support (collectively, “power-related activities”), nuclear power life-extension and small modular reactors (SMR), exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), electricity, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, or carbon, carbon dioxide and fugitive methane mitigation and management. Power Solutions Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy and utility-related activities, as determined by the Sub-Advisor. Power Solutions Companies may include MLPs and MLP affiliates.
EIPX’s investment objective is to seek risk-adjusted total return. EIPX will invest, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market (“Energy Companies”), which include companies in the GICS energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by EIP. These companies may include MLPs and MLP affiliates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust North American Energy Infrastructure Fund	$101,676,926	$—	$—
First Trust EIP Power Solutions ETF	330,641	—	—
FT Energy Income Partners Strategy ETF	12,292,302	—	—
As of October 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust North American Energy Infrastructure Fund	$—	$(29,905,695)	$888,609,661
First Trust EIP Power Solutions ETF	—	(750,260)	2,333,254
FT Energy Income Partners Strategy ETF	—	—	58,506,937
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP and FPWR, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For EIPX, the taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust North American Energy Infrastructure Fund	$29,905,695
First Trust EIP Power Solutions ETF	750,260
During the taxable year ended October 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust North American Energy Infrastructure Fund	$195,269,639
First Trust EIP Power Solutions ETF	683,699
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Funds had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust North American Energy Infrastructure Fund	$2,670,423,668	$1,411,336,368	$(3,511,996)	$1,407,824,372
First Trust EIP Power Solutions ETF	21,676,896	5,176,112	(40,164)	5,135,948
FT Energy Income Partners Strategy ETF	396,931,354	135,382,335	(881,290)	134,501,045
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds’ investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund’s assets and will pay EIP for its services as the Funds’ sub-advisor. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
EIP receives a sub-advisory fee for EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund’s average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for FPWR and EIPX from First Trust equal to 50% of the monthly investment management fee paid to First Trust less one-half of the Fund’s expenses, for which EIP is responsible. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust North American Energy Infrastructure Fund	$408,776,850	$524,731,741
First Trust EIP Power Solutions ETF	2,533,772	3,102,672
FT Energy Income Partners Strategy ETF	95,988,290	125,533,592
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust North American Energy Infrastructure Fund	$372,958,691	$268,954,623
First Trust EIP Power Solutions ETF	5,119,390	—
FT Energy Income Partners Strategy ETF	101,019,727	76,118,857
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust Senior Loan Fund (FTSL)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2026

First Trust Senior Loan Fund (FTSL)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Senior Loan Fund (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 83.1%
	Advertising — 1.0%
$17,122,437	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	12/21/28	$17,179,198
5,257,974	WH Borrower LLC (WHP), Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.16%-8.19%	02/20/32	5,271,960
1,119,515	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.16%	02/20/32	1,122,493
				23,573,651
	Aerospace & Defense — 2.5%
3,000,000	Amentum Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.40%	09/29/31	3,006,570
2,689,722	Ontic (Bleriot US Bidco, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	10/17/30	2,700,575
11,954,836	Phoenix Aviation Capital Ltd. (PAC DAC LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.91%	10/28/30	11,862,664
4,134,434	Signia Aerospace LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%-6.45%	12/11/31	4,156,387
2,861,556	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B1, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	10/31/31	2,873,932
1,088,444	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	10/31/31	1,093,152
28,287,143	Transdigm, Inc., Refi Term Loan K, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	03/22/30	28,362,811
2,241,452	Transdigm, Inc., Term Loan N, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	02/10/33	2,247,694
932,113	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.44%	03/31/31	926,288
				57,230,073
	Airport Services — 0.3%
1,994,949	Atlantic Aviation FBO, Inc. (KKR Apple Bidco LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	09/23/31	1,998,920
292,325	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Refi Term Loan B-2, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	07/01/31	294,219
1,020,378	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Refi Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.16%-6.17%	07/01/31	1,026,990
2,584,111	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	07/01/31	2,600,080
				5,920,209
	Alternative Carriers — 0.5%
10,649,450	Level 3 Financing, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	03/29/32	10,698,864
	Apparel Retail — 0.1%
2,688,680	Victoria’s Secret & Co., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	08/02/28	2,693,735
	Application Software — 6.4%
19,402,566	Cloud Software Group, Inc. (a.k.a. Citrix Software, Inc. or Tibco), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	08/15/32	18,004,999
2,637,982	Cloud Software Group, Inc. (a.k.a. Citrix Software, Inc. or Tibco), Term Loan B2, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	03/24/31	2,447,559
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$3,098,569	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.46%	09/30/28	$2,892,746
4,377,787	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.93%	10/09/32	4,021,304
23,310,149	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.93%	10/09/31	21,974,827
8,279,423	Dayforce, Inc. (Dawn Bidco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/04/33	7,831,299
8,174,697	Internet Brands, Inc. (WebMD / MH Sub I LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.90%	05/03/28	7,553,216
9,447,362	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.58%	04/30/28	7,746,837
11,908,220	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.58%	04/30/28	3,487,382
14,396,121	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.65%	03/01/29	12,722,572
3,165,362	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.70%	05/08/33	1,924,952
21,364,621	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.95%	10/28/30	16,878,050
5,574,985	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	4,752,675
13,527,970	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	7.93%	06/04/28	11,840,423
11,557,391	Ultimate Software Group (UKG, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	02/10/31	11,171,721
11,329,206	Veeam Software Holdings Ltd. (VS Buyer LLC), Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.91%	04/14/31	11,219,483
				146,470,045
	Asset Management & Custody Banks — 1.7%
9,417,000	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	11/25/32	9,354,613
2,551,171	Colonial First State (Superannuation and Investments US LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	12/01/28	2,563,532
11,358,434	Edelman Financial Engines Center LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	11/30/31	11,386,830
14,141,195	Osaic Holdings, Inc. (Advisor Group), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.20%	08/02/32	14,158,518
1,990,000	Victory Capital Holdings, Inc., Term Loan B-3, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.70%	09/23/32	2,000,119
				39,463,612
	Automotive Parts & Equipment — 1.1%
17,433,996	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	01/31/32	17,539,384
8,088,903	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	05/06/30	8,134,403
				25,673,787
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Retail — 1.5%
$11,730,490	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	04/23/31	$11,750,080
22,432,556	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	22,495,254
				34,245,334
	Biotechnology — 0.1%
1,793,312	Grifols S.A. (Grifols Escrow Issuer S.A.U.), Term Loan B, 6 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	04/01/33	1,799,553
	Broadcasting — 0.3%
7,080,533	Nexstar Media, Inc., Term Loan B-7, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	03/19/33	7,084,428
	Broadline Retail — 0.5%
3,505,857	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.20%	07/01/31	3,519,880
878,410	Peer Holding III B.V. (Action Holding), 2032 USD Term Loan B8, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	10/14/32	880,277
6,989,822	Peer Holding III B.V. (Action Holding), USD Term Loan B4B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.20%	10/28/30	7,019,529
				11,419,686
	Building Products — 1.2%
5,742,265	American Bath (CP Atlas Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.90%	07/08/30	5,166,258
14,633,982	Miter Brands Acq. Holdco, Inc. (MIWD), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	03/28/31	14,418,643
6,153,860	US LBM Holdings, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	8.65%	06/06/31	5,506,874
4,006,186	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.50%	06/06/31	3,367,200
				28,458,975
	Cable & Satellite — 0.7%
7,836,606	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.69%	12/07/30	7,837,938
7,114,636	Charter Communications Operating LLC, Term Loan B-5, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.94%	12/15/31	7,118,727
				14,956,665
	Casinos & Gaming — 1.1%
7,483,077	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.90%	02/06/30	7,280,435
3,486,602	Flutter Entertainment PLC (Flutter Treasury DAC), Incremental Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.70%	06/04/32	3,474,626
4,795,235	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.90%	01/29/29	4,762,267
5,485,128	Light and Wonder International, Inc. (fka Scientific Games International, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.65%	04/16/29	5,495,413
3,566,463	Station Casinos LLC (Red Rocks), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	03/14/31	3,579,748
				24,592,489
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Commercial Printing — 0.0%
$272,754	Multi-Color Corp. (LABL, Inc.), DIP Roll up Term Loan, 1 Mo. CME Term SOFR + 6.75%, 0.00% Floor (c)	10.43%-10.46%	12/02/26	$231,841
272,754	Multi-Color Corp. (LABL, Inc.), Interim New Money Dollar Term Loan (DIP), 1 Mo. CME Term SOFR + 6.75%, 0.00% Floor (c)	10.41%-10.46%	12/02/26	273,663
				505,504
	Commodity Chemicals — 0.6%
14,331,600	Charter Next Generation, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.16%	12/02/30	14,352,237
	Communications Equipment — 0.1%
3,290,837	Viavi Solutions, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.18%	10/16/32	3,312,442
	Construction & Engineering — 1.0%
4,286,065	Azuria Water Solutions (fka - Aegion Corp.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	03/31/33	4,291,423
4,973,766	Centuri Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	07/09/32	4,991,796
4,400,284	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	11/01/31	4,433,286
8,849,263	Green Infrastructure Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	09/24/32	8,882,448
1,094,286	Socotec SAS (Socotec US Holdings), Refi Term Loan B, Daily SOFR + 2.75%, 0.75% Floor	6.33%-6.48%	06/02/31	1,097,191
				23,696,144
	Construction Materials — 3.6%
571,333	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	03/07/32	575,441
1,389,921	Quikrete Holdings, Inc., Term Loan B1 2031, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	04/14/31	1,392,395
27,007,624	Quikrete Holdings, Inc., Term Loan B-2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	03/18/29	27,066,636
8,590,725	Quikrete Holdings, Inc., Term Loan B3 2032, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	02/10/32	8,607,649
15,811,094	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	04/02/29	15,845,720
3,583,539	TAMKO Building Products, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	09/20/30	3,586,908
21,142,881	TAMKO Building Products, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%-6.45%	09/20/30	21,162,755
3,583,539	TAMKO Building Products, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.43%	09/20/30	3,586,908
				81,824,412
	Consumer Electronics — 0.3%
6,311,181	Pye-Barker Fire & Safety LLC, Term Loan B, 2 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	12/16/32	6,344,220
	Data Processing & Outsourced Services — 0.6%
17,075,724	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.40%	05/17/28	14,356,073
	Diversified Capital Markets — 0.2%
4,288,506	OSTTRA (Orion US Finco), Term Loan B (First Lien), 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	10/10/32	4,290,521
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Diversified Financial Services — 0.5%
$11,249,156	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	11/19/31	$11,305,402
	Diversified Metals & Mining — 0.9%
21,140,980	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.75% Floor	6.35%	01/31/29	21,231,781
	Diversified Support Services — 0.8%
13,033,285	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.66%	05/21/31	13,113,114
4,463,930	OpenLane, Inc. (KAR Auction Services, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.14%	10/08/32	4,486,250
				17,599,364
	Drug Retail — 0.1%
1,347,765	Boots Group Finco, L.P., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/28/32	1,357,246
	Electric Utilities — 0.4%
9,561,110	Alpha Generation LLC (AlphaGen), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.40%	09/30/31	9,572,870
	Electrical Components & Equipment — 0.1%
2,184,205	BCP VI Summit Holdings, L.P. (Chemelex - fka nVent), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	01/30/32	2,192,407
	Electronic Equipment & Instruments — 0.6%
6,916,224	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	09/08/32	6,917,227
2,607,405	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	07/12/32	2,613,937
3,783,445	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	3,598,056
				13,129,220
	Environmental & Facilities Services — 1.5%
6,390,278	Allied Universal Holdco LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	08/20/32	6,415,903
12,620,679	Anticimex Global AB, Facility B8 (USD), Daily SOFR + 2.90%, 0.00% Floor	6.49%-6.64%	11/16/31	12,673,307
2,000,000	Asplundh Tree Expert LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.50%	09/07/27	2,010,550
12,314,942	Interstate Waste Services (Action Environmental Group, Inc.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.70%	10/24/30	12,324,178
				33,423,938
	Food Distributors — 0.1%
2,438,146	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.70%	09/23/30	2,380,240
	Footwear — 0.2%
4,519,325	Skechers (Beach Acquisition Bidco LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	09/13/32	4,546,170
	Gas Utilities — 0.1%
1,946,527	Cornerstone Generation LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.91%	08/11/32	1,954,177
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Equipment — 0.1%
$1,767,519	Resonetics LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.75% Floor	6.42%	06/18/31	$1,775,809
882,210	Sebia (Argent Bidco SAS), USD Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	03/31/33	885,103
				2,660,912
	Health Care Facilities — 1.9%
13,923,936	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Extended Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.90%	09/18/32	13,995,018
4,333,501	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	07/26/31	4,359,697
10,947,248	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.45%	12/06/28	10,956,826
15,063,937	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	12/04/31	15,053,694
				44,365,235
	Health Care Services — 2.5%
448,773	CHG Healthcare Services, Inc., Extended Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor (d)	6.64%	09/30/31	447,651
12,104,734	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/09/33	12,039,490
3,701,946	ExamWorks Group, Inc. (Electron Bidco), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	02/06/33	3,720,011
6,083,550	Heartland Dental Care LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.40%	08/25/32	6,095,747
11,230,135	Pacific Dental Services LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	03/17/31	11,270,956
16,310,097	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	11/19/31	16,235,886
4,139,615	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	04/18/31	4,156,236
1,705,492	SCP Health (Onex TSG Intermediate Corp.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	08/06/32	1,719,528
2,296,879	US Fertility Enterprises LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.15%	12/31/32	2,310,373
				57,995,878
	Health Care Supplies — 0.2%
2,939,337	Medline Borrower, L.P. (Mozart), Refi 2028 Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.40%	10/23/28	2,952,857
2,138,450	Sharp Services LLC, Term Loan E, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	09/29/32	2,148,704
				5,101,561
	Health Care Technology — 2.9%
41,214,756	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.40%	02/15/29	41,119,138
18,158,327	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.52%	03/10/28	18,174,307
6,035,336	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	10/22/29	6,050,424
				65,343,869
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Home Furnishings — 0.0%
$894,820	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.00%	10/20/28	$887,791
	Hotels, Resorts & Cruise Lines — 0.1%
870,979	Alterra Mountain Co., 2030 Term Loan B-8, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	05/31/30	874,607
1,385,746	Alterra Mountain Co., Refi Term Loan B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	08/17/28	1,390,076
				2,264,683
	Household Products — 0.1%
3,413,780	Essential Home (Lavender Dutch BorrowerCo B.V.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	12/31/32	3,399,920
	Human Resource & Employment Services — 0.1%
3,221,170	First Advantage Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	10/31/31	3,185,946
	Independent Power Producers & Energy Traders — 0.5%
4,636,417	Invenergy Thermal Operating, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.32%-6.47%	05/17/32	4,679,883
301,552	Invenergy Thermal Operating, Term Loan C, Daily SOFR + 2.75%, 0.00% Floor	6.32%-6.47%	05/17/32	304,379
520,785	Lightning Power LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	08/18/31	523,522
4,226,005	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	12/15/31	4,246,754
2,191,481	Talen Energy Supply, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	11/25/32	2,197,474
				11,952,012
	Industrial Machinery & Supplies & Components — 3.7%
371,084	Alliance Laundry Systems LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	08/19/31	373,181
881,928	Alliance Laundry Systems LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.91%	08/19/31	886,910
8,969,887	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Term Loan B1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	05/31/30	8,991,280
2,692,935	Culligan International Co., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	07/31/28	2,702,804
2,692,934	Culligan International Co., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.16%	07/31/28	2,702,804
3,502,203	Duravant (Engineered Machinery Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	11/26/32	3,530,011
24,510,454	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	10/23/28	24,580,431
2,680,473	Gates Global LLC, Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.40%	06/04/31	2,687,724
3,000,000	Madison IAQ LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.38%	05/06/32	3,012,570
16,913,064	Pro Mach Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	10/16/32	16,998,052
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$2,659,847	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Incremental Term Loan B-2, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	04/30/30	$2,683,680
15,617,373	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.38%	04/30/30	15,768,158
				84,917,605
	Insurance Brokers — 10.5%
16,481,189	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	11/06/30	16,262,813
27,360,811	Acrisure LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	06/20/32	26,964,079
14,223,614	Alera Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.40%	05/28/32	14,087,281
4,650,000	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.15%	05/30/33	4,557,000
5,135,958	Amwins Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	01/30/32	5,137,755
855,045	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	02/15/31	845,250
17,554,295	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.37%	02/15/31	17,353,210
19,552,999	Baldwin Insurance Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	05/27/31	19,412,511
5,600,000	BroadStreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	06/16/31	5,571,244
1,707,886	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.18%	07/01/32	1,654,515
16,940,846	CRC Insurance Group LLC (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.45%	05/06/32	16,813,790
1,468,695	CRC Insurance Group LLC (fka Truist Insurance), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	05/06/31	1,461,351
6,745,333	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/08/32	6,753,765
25,636,168	Hyperion Insurance Group Ltd. (aka - Howden Group), Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.40%	04/18/30	25,349,555
16,287,817	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.65%	11/01/28	16,293,518
3,508,808	Jones DesLauriers Insurance Management, Inc. (NavaCord), Incremental Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/02/33	3,469,334
448,336	Lockton, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	04/23/33	450,018
20,031,679	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.90%	07/02/32	19,555,927
9,877,710	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.65%	07/02/31	9,759,178
8,715,307	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	09/13/31	8,753,436
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$9,479,892	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	06/17/32	$9,076,996
9,527,879	USI, Inc., 2029 Term Loan D, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	11/21/29	9,549,983
				239,132,509
	Integrated Telecommunication Services — 0.9%
4,483,362	Iridium Satellite, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.90%	09/20/30	4,415,574
16,643,836	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	16,985,784
				21,401,358
	Interactive Home Entertainment — 0.3%
7,080,533	Electronic Arts, Inc. (Oak-Eagle AcquireCo., Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.15%	05/15/33	7,091,154
	Internet Services & Infrastructure — 0.9%
4,213,816	Go Daddy Operating Co. LLC, Term Loan B-8, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.40%	11/13/29	4,165,083
15,500,315	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	07/31/31	15,408,786
				19,573,869
	Investment Banking & Brokerage — 0.4%
9,808,296	Jane Street Group LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	12/13/31	9,803,392
	IT Consulting & Other Services — 0.6%
5,597,092	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.80%	10/01/27	5,511,988
8,779,647	Peraton Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.51%	02/01/28	7,527,011
				13,038,999
	Leisure Products — 0.1%
1,975,000	SRAM LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	02/28/32	1,974,170
	Life Sciences Tools & Services — 2.2%
10,663,395	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.70%	07/03/28	10,721,724
2,656,792	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.70%	07/03/28	2,671,324
18,034,876	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	12/09/31	18,057,420
17,067,573	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	09/30/30	17,094,284
875,459	WCG Intermediate Corp. (WIRB- Copernicus Group), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	02/25/32	866,236
				49,410,988
	Managed Health Care — 0.3%
6,184,191	MyEyeDr. (MED ParentCo, L.P.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	04/15/31	6,206,887
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment — 0.4%
$7,961,885	TKO Group Holdings, Inc. (UFC), Term Loan B-5, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	11/21/31	$7,992,300
	Office Services & Supplies — 0.0%
717,397	Summit Companies (Pinnacle Buyer LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.18%	10/01/32	721,465
	Other Specialty Retail — 0.5%
4,538,433	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.90%	01/23/32	4,573,039
3,774,769	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	08/18/32	3,794,832
2,913,794	Savers, Inc. (Evergreen AcqCo 1, L.P.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	09/15/32	2,921,997
				11,289,868
	Packaged Foods & Meats — 1.1%
3,358,430	Nomad Foods Ltd., Term Loan B-2, 6 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.28%	11/10/32	3,278,667
9,000,000	RED SPV LLC NWFOOD TL B 1L USD, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	03/15/32	9,019,710
4,748,488	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/19/32	4,772,230
9,149,374	Utz Quality Foods LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.20%	01/31/32	9,173,666
				26,244,273
	Paper & Plastic Packaging Products & Materials — 0.7%
11,227,001	Graham Packaging Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	01/26/33	11,219,984
4,433,750	Sealed Air Corp., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	04/04/33	4,311,822
				15,531,806
	Passenger Airlines — 0.8%
16,514,544	American Airlines, Inc., Term Loan B 2027, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.51%	01/29/27	16,488,038
2,000,000	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.93%	04/20/28	1,991,800
				18,479,838
	Passenger Ground Transportation — 0.4%
5,391,670	First Student Bidco, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	08/15/30	5,400,647
986,541	First Student Bidco, Inc., Refi Term Loan C, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	08/15/30	988,184
3,483,938	Student Transportation of America Holdings, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	06/24/32	3,512,977
				9,901,808
	Pharmaceuticals — 1.3%
1,741,167	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	11/13/30	1,753,417
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$7,054,269	Dechra Finance US LLC, USD Facility B3, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	01/27/32	$7,079,276
21,269,819	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	04/23/32	21,380,634
				30,213,327
	Property & Casualty Insurance — 0.2%
4,457,191	MedRisk (Bella Holding Co. LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.65%	05/10/28	4,469,247
	Publishing — 0.1%
1,748,004	Argus Media Group (Fleet U.S. Bidco, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/10/31	1,761,114
	Rail Transportation — 0.1%
2,000,000	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.45%	04/10/31	2,003,970
	Real Estate Development — 0.1%
2,000,000	Greystar Real Estate Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	08/21/30	2,007,500
	Research & Consulting Services — 1.9%
2,903,550	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.20%	12/22/31	2,906,280
17,369,173	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	01/31/31	16,354,119
2,377,158	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	01/31/31	2,252,357
7,294,306	Corelogic, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.27%	06/02/28	7,157,538
4,326,050	TIC Solutions (Acuren Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	07/30/31	4,351,573
5,370,778	Trans Union LLC, Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.50%	11/13/26	5,380,015
5,250,117	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.65%	08/12/30	5,175,566
				43,577,448
	Restaurants — 5.2%
24,933,715	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan B-6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.40%	09/23/30	24,988,195
36,304,682	IRB Holding Corp. (Arby’s/Inspire Brands), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	12/16/30	36,440,825
10,640,641	Raising Cane’s Restaurants LLC, First Amendment Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	10/31/32	10,663,944
46,396,810	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	08/03/28	46,530,665
				118,623,629
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Security & Alarm Services — 1.3%
$21,243,462	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	$21,256,739
7,394,081	Kidde Home Safety LLC (LSF12 Crown US Commercial Bidco LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	12/02/31	7,444,915
				28,701,654
	Semiconductor Materials & Equipment — 0.5%
11,246,960	Altera (Gryphon Debt Merger Sub, Inc./Acquire Newco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	09/12/32	11,278,564
	Soft Drinks & Non-Alcoholic Beverages — 1.1%
6,181,118	Celsius Holdings, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.95%	03/31/32	6,220,399
17,903,297	Primo Brands Corp., Extended Term Loan, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.45%	03/26/31	18,036,856
				24,257,255
	Specialized Consumer Services — 1.2%
9,241,638	Belron Finance US LLC, USD Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.66%	10/16/31	9,297,504
4,188,115	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	01/30/31	4,199,130
7,568,239	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	03/27/31	7,576,375
5,253,875	Wash MultiFamily Acquisition, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	09/10/32	5,281,800
				26,354,809
	Specialized Finance — 1.5%
17,011,243	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	05/19/31	17,028,595
11,496,478	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	11/25/31	11,394,848
5,329,546	Janus Henderson Group PLC (Jupiter Borrower, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	05/31/33	5,356,194
				33,779,637
	Specialty Chemicals — 0.5%
11,988,964	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.17%	02/19/30	12,078,881
	Systems Software — 2.1%
11,907,039	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.16%	03/02/28	9,088,583
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.56%	03/02/29	1,490,598
465,003	Kaseya, Inc., Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.66%	03/20/33	373,312
9,902,781	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	07/26/32	8,763,961
29,002,441	Proofpoint, Inc., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.70%	08/31/28	28,209,369
423,320	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	05/09/31	423,847
				48,349,670
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Trading Companies & Distributors — 2.9%
$1,000,000	Avolon, Term Loan B6, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.35%	10/03/30	$1,005,100
4,339,332	Azorra Aviation (Azorra Finance Ltd.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	10/18/29	4,366,452
4,649,680	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	07/27/28	4,668,069
987,500	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan E, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	02/10/31	990,384
4,304,499	DXP Enterprises, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 1.00% Floor	6.90%	10/13/30	4,347,544
3,986,595	Hillman Group (The), Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.65%	07/14/28	4,009,299
5,415,189	PrimeSource Brands (a/k/a Park River Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.19%	03/15/31	5,417,003
8,524,040	QXO/Beacon Roofing (Queen Mergerco), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	04/30/32	8,537,167
2,921,855	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	11/29/30	2,835,558
29,746,533	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/29/29	29,656,252
				65,832,828
	Transaction & Payment Processing Services — 0.2%
4,296,858	Shift4 Payments LLC (Harbortouch), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	07/06/32	4,319,245
	Total Senior Floating-Rate Loan Interests			1,899,134,348
	(Cost $1,930,389,418)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 9.7%
	Aerospace & Defense — 0.3%
3,000,000	TransDigm, Inc. (e)	7.13%	12/01/31	3,112,560
3,000,000	TransDigm, Inc. (e)	6.00%	01/15/33	3,031,304
				6,143,864
	Application Software — 0.4%
9,652,000	Cloud Software Group, Inc. (e)	9.00%	09/30/29	9,485,167
1,529,150	GoTo Group, Inc. (e)	5.50%	05/01/28	389,933
				9,875,100
	Asset Management & Custody Banks — 0.1%
2,504,000	Osaic Holdings, Inc. (e)	6.75%	08/01/32	2,544,587
	Broadcasting — 0.7%
7,706,000	iHeartCommunications, Inc. (e)	4.75%	01/15/28	7,378,495
6,376,000	Sinclair Television Group, Inc. (e)	8.13%	02/15/33	6,606,907
951,000	Sirius XM Radio LLC (e)	4.00%	07/15/28	924,046
				14,909,448
	Building Products — 0.6%
453,000	Advanced Drainage Systems, Inc. (e)	5.38%	03/01/34	447,729
2,500,000	Builders FirstSource, Inc. (e)	6.38%	03/01/34	2,490,718
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$5,600,000	Builders FirstSource, Inc. (e)	6.75%	05/15/35	$5,662,323
5,000,000	Standard Building Solutions, Inc. (e)	5.88%	03/15/34	4,879,736
				13,480,506
	Cable & Satellite — 1.5%
22,200,000	CSC Holdings LLC (e)	6.50%	02/01/29	13,840,199
10,515,000	DISH Network Corp. (e)	11.75%	11/15/27	10,861,942
8,466,000	EchoStar Corp.	10.75%	11/30/29	9,197,314
				33,899,455
	Commercial & Residential Mortgage Finance — 0.4%
6,581,000	Rocket Cos., Inc. (e)	6.13%	08/01/30	6,682,018
2,243,000	Rocket Cos., Inc. (e)	6.38%	08/01/33	2,273,157
				8,955,175
	Construction Materials — 0.0%
767,000	JH North America Holdings, Inc. (e)	5.88%	01/31/31	767,245
	Diversified Support Services — 0.1%
2,394,000	RB Global Holdings, Inc. (e)	7.75%	03/15/31	2,488,634
	Education Services — 0.1%
2,900,000	Graham Holdings Co. (e)	5.63%	12/01/33	2,877,687
	Electric Utilities — 0.2%
4,162,000	Alpha Generation LLC (e)	6.25%	01/15/34	4,136,069
	Environmental & Facilities Services — 0.1%
3,240,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (e)	6.88%	06/15/30	3,335,779
	Food Distributors — 0.1%
3,000,000	US Foods, Inc. (e)	7.25%	01/15/32	3,124,218
	Health Care Facilities — 0.2%
4,534,000	Tenet Healthcare Corp. (e)	5.50%	11/15/32	4,524,748
	Homebuilding — 0.1%
2,873,000	Installed Building Products, Inc. (e)	5.63%	02/01/34	2,865,930
	Hotels, Resorts & Cruise Lines — 0.1%
2,000,000	Hilton Domestic Operating Co., Inc. (e)	5.88%	03/15/33	2,026,316
	Independent Power Producers & Energy Traders — 0.4%
4,836,000	Talen Energy Supply LLC (e)	6.38%	05/01/33	4,844,639
4,836,000	Talen Energy Supply LLC (e)	6.50%	02/01/36	4,856,852
				9,701,491
	Insurance Brokers — 0.5%
10,809,000	Panther Escrow Issuer LLC (e)	7.13%	06/01/31	10,865,722
	Investment Banking & Brokerage — 0.1%
2,722,000	Jane Street Group / JSG Finance, Inc. (e)	6.13%	11/01/32	2,737,862
	Managed Health Care — 0.3%
5,800,000	Centene Corp.	4.63%	12/15/29	5,657,194
	Metal, Glass & Plastic Containers — 0.0%
716,000	Crown Americas LLC	5.88%	06/01/33	721,708
	Other Specialty Retail — 0.1%
2,229,000	PetSmart LLC / PetSmart Finance Corp. (e)	7.50%	09/15/32	2,258,765
	Packaged Foods & Meats — 1.5%
3,000,000	Performance Food Group, Inc. (e)	6.13%	09/15/32	3,044,760
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaged Foods & Meats (Continued)
$4,652,000	Performance Food Group, Inc. (e)	5.63%	03/01/34	$4,558,131
26,001,000	Post Holdings, Inc. (e)	6.25%	02/15/32	26,530,042
				34,132,933
	Paper & Plastic Packaging Products & Materials — 0.2%
1,775,000	Graphic Packaging International LLC (e)	3.50%	03/15/28	1,718,128
2,335,000	Graphic Packaging International LLC (e)	3.75%	02/01/30	2,182,673
				3,900,801
	Research & Consulting Services — 0.3%
5,710,000	Neptune Bidco US, Inc. (e)	9.29%	04/15/29	5,779,602
	Restaurants — 0.1%
2,536,000	Yum! Brands, Inc.	5.38%	04/01/32	2,539,459
	Trading Companies & Distributors — 1.2%
18,851,000	QXO Building Products, Inc. (e)	6.75%	04/30/32	19,240,753
7,034,000	United Rentals North America, Inc. (e)	6.00%	12/15/29	7,158,832
				26,399,585
	Total Corporate Bonds and Notes			220,649,883
	(Cost $226,816,414)
FOREIGN CORPORATE BONDS AND NOTES — 2.0%
	Casinos & Gaming — 0.1%
3,450,000	Flutter Treasury DAC (e)	6.38%	04/29/29	3,511,006
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (e)	4.00%	06/15/29	4,020,392
	Environmental & Facilities Services — 0.4%
8,318,000	GFL Environmental, Inc. (e)	6.75%	01/15/31	8,634,367
	Hotels, Resorts & Cruise Lines — 0.4%
9,895,000	Viking Ocean Cruises Ship VII Ltd. (e)	5.63%	02/15/29	9,908,100
	Restaurants — 0.7%
16,800,000	1011778 BC ULC / New Red Finance, Inc. (e)	4.00%	10/15/30	15,991,893
	Specialized Consumer Services — 0.2%
3,900,000	Belron UK Finance PLC (e)	5.75%	10/15/29	3,941,618
	Total Foreign Corporate Bonds and Notes			46,007,376
	(Cost $45,572,471)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (c) (f) (g)	9,973
	(Cost $2,858,880)
MONEY MARKET FUNDS — 9.5%
218,156,745	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (h)	218,156,745
	(Cost $218,156,745)

	Total Investments — 104.3%	2,383,958,325
	(Cost $2,423,793,928)
	Net Other Assets and Liabilities — (4.3)%	(97,930,423)
	Net Assets — 100.0%	$2,286,027,902

See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This issuer has filed for protection in bankruptcy court.
(d)
This security is fair valued by First Trust Advisors L.P.’s (the “Advisor”) Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2026, securities noted as such are valued at $447,651 or 0.0% of net assets.

(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $248,541,584 or 10.9% of net assets.

(f)	Non-income producing security.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(h)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
DIP	– Debtor in Possession
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,899,134,348	$—	$1,899,134,348	$—
Corporate Bonds and Notes*	220,649,883	—	220,649,883	—
Foreign Corporate Bonds and Notes*	46,007,376	—	46,007,376	—
Common Stocks*	9,973	—	9,973	—
Money Market Funds	218,156,745	218,156,745	—	—
Total Investments	$2,383,958,325	$218,156,745	$2,165,801,580	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$2,383,958,325
Cash	322,430
Receivables:
Investment securities sold	17,251,773
Capital shares sold	13,520,238
Interest	10,612,011
Dividends	602,594
Unrealized appreciation on unfunded loan commitments	22,021
Total Assets	2,426,289,392

LIABILITIES:
Payables:
Investment securities purchased	138,987,002
Investment advisory fees	1,274,488
Total Liabilities	140,261,490
NET ASSETS	$2,286,027,902

NET ASSETS consist of:
Paid-in capital	$2,588,051,333
Par value	507,500
Accumulated distributable earnings (loss)	(302,530,931)
NET ASSETS	$2,286,027,902
NET ASSET VALUE, per share	$45.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	50,750,002
Investments, at cost	$2,423,793,928
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$76,925,229
Dividends	2,672,151
Other income	7,393
Total investment income	79,604,773

EXPENSES:
Investment advisory fees	8,812,888
Other expenses	1,862
Total expenses	8,814,750
Less fees waived by the investment advisor	(319,957)
Net expenses	8,494,793
NET INVESTMENT INCOME (LOSS)	71,109,980

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(13,721,937)
Net change in unrealized appreciation (depreciation) on:
Investments	(27,903,155)
Unfunded loan commitments	10,610
Net change in unrealized appreciation (depreciation)	(27,892,545)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(41,614,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,495,498
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$71,109,980	$155,012,125
Net realized gain (loss)	(13,721,937)	(4,900,577)
Net change in unrealized appreciation (depreciation)	(27,892,545)	(1,409,900)
Net increase (decrease) in net assets resulting from operations	29,495,498	148,701,648

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(72,260,253)	(155,014,489)
Return of capital	—	(3,178,517)
Total distributions to shareholders	(72,260,253)	(158,193,006)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	121,491,323	350,776,804
Cost of shares redeemed	(141,882,122)	(154,968,930)
Net increase (decrease) in net assets resulting from shareholder transactions	(20,390,799)	195,807,874
Total increase (decrease) in net assets	(63,155,554)	186,316,516

NET ASSETS:
Beginning of period	2,349,183,456	2,162,866,940
End of period	$2,286,027,902	$2,349,183,456

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	51,200,002	47,000,002
Shares sold	2,700,000	7,600,000
Shares redeemed	(3,150,000)	(3,400,000)
Shares outstanding, end of period	50,750,002	51,200,002
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.88	$46.02	$45.41	$44.76	$47.78	$45.85
Income from investment operations:
Net investment income (loss)	1.41 (a)	3.04 (a)	3.56 (a)	3.32 (a)	1.89	1.54
Net realized and unrealized gain (loss)	(0.82)	(0.08)	0.59	0.73	(3.01)	1.92
Total from investment operations	0.59	2.96	4.15	4.05	(1.12)	3.46
Distributions paid to shareholders from:
Net investment income	(1.43)	(3.04)	(3.53)	(3.39)	(1.90)	(1.53)
Return of capital	—	(0.06)	(0.01)	(0.01)	—	—
Total distributions	(1.43)	(3.10)	(3.54)	(3.40)	(1.90)	(1.53)
Net asset value, end of period	$45.04	$45.88	$46.02	$45.41	$44.76	$47.78
Total return (b)	1.29%	6.65%	9.42%	9.32%	(2.38)%	7.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,286,028	$2,349,183	$2,162,867	$2,181,999	$2,938,655	$2,866,652
Ratio of total expenses to average net assets (c)	0.77% (d)	0.86% (e)	0.85%	0.85%	0.85%	0.85%
Ratio of net expenses to average net assets (c)	0.75% (d)	0.86% (e)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (c)	6.24% (d)	6.61%	7.73%	7.31%	4.07%	3.27%
Portfolio turnover rate (f)	51%	127%	125%	54%	63%	92%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Senior Loan Fund (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTSL” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide high current income. The Fund’s secondary investment objective is the preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first and second lien senior floating rate bank loans (“Senior Loans”)(1).
A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the Secured Overnight Financing Rate (“SOFR”), a similar reference rate, or the prime rate offered by one or more major U.S. banks. When identifying prospective investment opportunities in Senior Loans, First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor, currently intends to invest primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Loans are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than the unfunded commitments discussed below).
Consent fees, upfront origination fees, and amendment fees from Senior Loans, if any, are included in “Other income” under Investment Income on the Statement of Operations.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees, if any, are included in “Other income” under Investment Income on the Statement of Operations. As of April 30, 2026, the Fund had the following unfunded loan commitments:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Azuria Water Solutions (fka - Aegion Corp.), Term Loan	$571,475	$570,047	$572,190	$2,143
Pye-Barker Fire & Safety LLC, Term Loan	921,444	921,191	926,267	5,076
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	1,176,775	1,163,115	1,171,420	8,305
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	370,141	371,482	371,991	509
Signia Aerospace LLC, Term Loan	202,054	202,054	203,127	1,073
Summit Companies (Pinnacle Buyer LLC), Term Loan	138,307	137,961	139,091	1,130
US Fertility Enterprises LLC, Term Loan	348,012	346,272	350,057	3,785
		$3,712,122	$3,734,143	$22,021
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.04	$2,858,880	$9,973	0.00%*

*	Amount is less than 0.01%.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$155,014,489
Capital gains	—
Return of capital	3,178,517
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(247,385,375)
Net unrealized appreciation (depreciation)	(12,380,801)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $247,385,375 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,423,793,928	$8,175,298	$(48,010,901)	$(39,835,603)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.69% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.16% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $319,957.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,136,618,012 and $1,173,627,545, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)
of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Senior Loan Fund (FTSL)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2026

First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Tactical High Yield ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 75.4%
	Advertising — 0.6%
$5,000,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	$5,039,205
3,450,000	Clear Channel Outdoor Holdings, Inc. (a)	7.88%	04/01/30	3,594,324
1,380,000	Clear Channel Outdoor Holdings, Inc. (a)	7.13%	02/15/31	1,435,603
				10,069,132
	Aerospace & Defense — 1.3%
684,000	Amentum Holdings, Inc. (a)	7.25%	08/01/32	708,426
1,035,000	Axon Enterprise, Inc. (a)	6.13%	03/15/30	1,060,891
690,000	Axon Enterprise, Inc. (a)	6.25%	03/15/33	708,472
692,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	693,282
714,000	Moog, Inc. (a)	5.50%	10/15/34	716,422
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,073,718
1,663,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,680,353
10,652,000	TransDigm, Inc. (a) (b)	6.38%	05/31/33	10,741,732
				21,383,296
	Alternative Carriers — 0.3%
4,339,000	Level 3 Financing, Inc. (a)	7.00%	03/31/34	4,503,327
	Aluminum — 0.3%
4,273,000	Novelis Corp. (a)	6.38%	08/15/33	4,293,946
	Apparel Retail — 0.2%
1,000,000	Nordstrom, Inc.	4.00%	03/15/27	985,659
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,713,825
				3,699,484
	Apparel, Accessories & Luxury Goods — 0.1%
1,378,000	Under Armour, Inc. (a)	7.25%	07/15/30	1,407,222
	Application Software — 3.0%
3,299,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	3,214,747
17,044,000	Cloud Software Group, Inc. (a) (b)	9.00%	09/30/29	16,749,397
8,070,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	7,672,494
1,370,000	Cloud Software Group, Inc. (a)	6.63%	08/15/33	1,228,229
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	1,436,402
5,400,000	McAfee Corp. (a) (b)	7.38%	02/15/30	4,381,152
14,252,000	RingCentral, Inc. (a) (b)	8.50%	08/15/30	14,986,406
				49,668,827
	Asset Management & Custody Banks — 0.8%
8,841,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	8,984,302
3,906,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	3,985,647
				12,969,949
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,553,416
	Automotive Retail — 0.6%
4,883,000	Gee Automotive Holdings LLC (a)	7.25%	03/01/31	4,969,087
5,659,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	5,645,259
				10,614,346
	Broadcasting — 2.3%
7,254,000	Gray Media, Inc. (a)	4.75%	10/15/30	5,813,058
5,910,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	5,658,825
7,140,000	Nexstar Media, Inc. (a)	6.50%	09/15/33	7,199,555
9,076,000	Paramount Global	3.70%	06/01/28	8,790,576
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$8,714,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	$9,029,577
1,437,000	Sirius XM Radio LLC (a)	4.00%	07/15/28	1,396,272
				37,887,863
	Building Products — 3.6%
3,086,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	3,132,781
2,148,000	Advanced Drainage Systems, Inc. (a)	5.38%	03/01/34	2,123,007
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	92,872
9,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	9,877,191
16,601,000	Builders FirstSource, Inc. (a) (b)	6.75%	05/15/35	16,785,752
4,474,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	4,163,041
4,634,000	LBM Acquisition LLC (a)	9.50%	06/15/31	4,060,472
6,557,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	6,626,996
4,018,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	4,019,925
3,474,000	Standard Building Solutions, Inc. (a)	5.88%	03/15/34	3,390,440
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,418,831
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,380,732
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	908,336
				58,980,376
	Cable & Satellite — 4.0%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,357,224
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,430,352
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	7,881,196
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	878,767
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	2,056,901
5,800,000	CSC Holdings LLC (a)	6.50%	02/01/29	3,615,908
18,851,000	CSC Holdings LLC (a)	4.50%	11/15/31	11,009,606
17,162,000	DISH Network Corp. (a)	11.75%	11/15/27	17,728,260
15,163,315	EchoStar Corp.	10.75%	11/30/29	16,473,159
				65,431,373
	Casinos & Gaming — 1.6%
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,847,260
2,838,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	2,751,453
4,727,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	4,928,876
4,733,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	3,997,621
1,592,000	Station Casinos LLC (a)	4.63%	12/01/31	1,499,865
7,364,000	Station Casinos LLC (a)	6.63%	03/15/32	7,460,071
				26,485,146
	Commercial & Residential Mortgage Finance — 2.8%
1,382,000	Freedom Mortgage Holdings LLC (a)	9.25%	02/01/29	1,432,512
5,000,000	Freedom Mortgage Holdings LLC (a)	9.13%	05/15/31	5,185,070
3,850,000	Freedom Mortgage Holdings LLC (a)	8.38%	04/01/32	3,905,652
10,000,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	9,687,535
2,788,000	Rocket Cos., Inc. (a)	7.13%	02/01/32	2,883,503
12,953,000	Rocket Cos., Inc. (a) (b)	6.38%	08/01/33	13,127,153
10,000,000	UWM Holdings LLC (a)	6.25%	03/15/31	9,280,517
				45,501,942
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commodity Chemicals — 0.2%
$2,764,000	Olin Corp. (a)	6.63%	04/01/33	$2,741,604
	Construction & Engineering — 1.0%
6,644,000	AECOM (a)	6.00%	08/01/33	6,703,284
4,467,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a)	7.50%	02/01/32	4,543,024
697,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	718,353
3,505,000	Williams Scotsman, Inc. (a)	7.38%	10/01/31	3,652,582
				15,617,243
	Construction Materials — 2.2%
3,580,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	3,590,342
17,334,000	Quikrete Holdings, Inc. (a) (b)	6.75%	03/01/33	17,588,373
2,206,000	Smyrna Ready Mix Concrete LLC (a)	6.00%	11/01/28	2,205,753
11,864,000	Smyrna Ready Mix Concrete LLC (a) (b)	8.88%	11/15/31	12,429,225
				35,813,693
	Consumer Finance — 0.8%
1,381,000	EZCORP, Inc. (a)	7.38%	04/01/32	1,463,390
1,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	983,763
9,796,000	FirstCash, Inc. (a) (b)	6.88%	03/01/32	10,051,976
				12,499,129
	Data Processing & Outsourced Services — 0.2%
2,077,000	Block, Inc. (a)	5.63%	08/15/30	2,080,269
1,384,000	Block, Inc. (a)	6.00%	08/15/33	1,382,443
				3,462,712
	Diversified Metals & Mining — 0.7%
8,969,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	8,887,880
2,866,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	2,846,769
				11,734,649
	Diversified Support Services — 0.8%
1,945,000	RB Global Holdings, Inc. (a)	6.75%	03/15/28	1,973,802
10,153,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	10,554,343
				12,528,145
	Education Services — 0.5%
8,367,000	Graham Holdings Co. (a)	5.63%	12/01/33	8,302,622
	Electric Utilities — 1.9%
3,096,000	Alpha Generation LLC (a)	6.75%	10/15/32	3,172,691
10,000,000	Alpha Generation LLC (a)	6.25%	01/15/34	9,937,696
1,922,000	NRG Energy, Inc. (a)	5.75%	01/15/34	1,908,916
2,000,000	NRG Energy, Inc. (a)	5.88%	05/15/34	1,993,715
2,348,000	NRG Energy, Inc. (a)	6.25%	11/01/34	2,376,833
9,146,000	NRG Energy, Inc. (a)	6.00%	01/15/36	9,087,893
2,000,000	NRG Energy, Inc. (a)	6.13%	05/15/36	1,993,313
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,425,856
				31,896,913
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	619,988
	Environmental & Facilities Services — 1.2%
2,675,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	2,807,779
4,616,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	4,752,455
1,376,000	Clean Harbors, Inc. (a)	5.75%	10/15/33	1,389,905
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services (Continued)
$8,590,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	$8,772,155
1,312,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	1,354,519
				19,076,813
	Fertilizers & Agricultural Chemicals — 0.2%
2,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	1,864,943
2,027,000	Scotts Miracle-Gro (The) Co.	4.38%	02/01/32	1,892,702
				3,757,645
	Food Distributors — 1.2%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,382,735
8,582,000	US Foods, Inc. (a)	7.25%	01/15/32	8,937,346
9,700,000	US Foods, Inc. (a)	5.75%	04/15/33	9,743,504
				20,063,585
	Footwear — 0.1%
1,688,000	Beach Acquisition Bidco LLC, (10.00% cash, 10.75% PIK) (a) (c)	10.00%	07/15/33	1,857,727
	Health Care Facilities — 1.9%
11,849,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	11,750,643
657,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	681,665
7,788,000	Select Medical Corp. (a) (b)	6.25%	12/01/32	7,567,347
8,920,000	Tenet Healthcare Corp.	6.13%	10/01/28	8,947,286
1,706,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	1,702,519
692,000	Tenet Healthcare Corp. (a)	6.00%	11/15/33	699,767
				31,349,227
	Health Care Services — 1.4%
12,727,000	Raven Acquisition Holdings LLC (a) (b)	6.88%	11/15/31	12,605,796
10,166,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	10,151,567
				22,757,363
	Health Care Supplies — 0.6%
10,253,000	Medline Borrower, L.P. (a) (b)	5.25%	10/01/29	10,209,432
	Health Care Technology — 1.0%
17,722,000	athenaHealth Group, Inc. (a) (b)	6.50%	02/15/30	16,904,880
	Homebuilding — 1.1%
5,000,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	4,911,838
5,000,000	Dream Finders Homes, Inc. (a)	6.88%	09/15/30	4,907,451
8,607,000	Installed Building Products, Inc. (a)	5.63%	02/01/34	8,585,820
				18,405,109
	Homefurnishing Retail — 0.0%
690,000	Wayfair LLC (a)	6.75%	11/15/32	698,054
	Hotels, Resorts & Cruise Lines — 0.3%
3,148,000	Hilton Domestic Operating Co., Inc. (a)	6.13%	04/01/32	3,208,357
688,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	6.50%	06/15/33	709,065
1,419,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	5.75%	03/15/34	1,411,398
				5,328,820
	Household Products — 0.4%
6,851,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	6,595,021
	Housewares & Specialties — 0.3%
5,342,000	Newell Brands, Inc. (a)	8.50%	06/01/28	5,585,542
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Human Resource & Employment Services — 0.4%
$9,953,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	$6,518,891
	Independent Power Producers & Energy Traders — 0.9%
2,500,000	Talen Energy Supply LLC (a)	6.25%	02/01/34	2,482,867
11,864,000	Talen Energy Supply LLC (a)	6.50%	02/01/36	11,915,155
				14,398,022
	Industrial Machinery & Supplies & Components — 0.7%
369,000	Esab Corp. (a)	5.63%	04/01/31	373,321
1,679,000	Gates Corp. (a)	6.88%	07/01/29	1,729,349
3,575,000	Lsf12 Helix Parent LLC (a)	7.13%	02/01/33	3,498,630
5,265,000	Madison IAQ LLC (a)	5.88%	06/30/29	5,255,016
				10,856,316
	Insurance Brokers — 6.2%
5,708,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	5,390,165
8,403,000	Acrisure LLC / Acrisure Finance, Inc. (a) (b)	7.50%	11/06/30	8,538,907
4,000,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.75%	07/01/32	3,943,587
10,564,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	10/15/27	10,562,828
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	04/15/28	17,644,833
21,834,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a) (b)	7.13%	05/15/31	22,120,833
8,120,000	Broadstreet Partners Group LLC (a)	5.88%	04/15/29	8,001,335
1,988,000	HUB International Ltd. (a)	7.25%	06/15/30	2,057,642
5,850,000	HUB International Ltd. (a) (b)	7.38%	01/31/32	5,996,227
15,319,000	Panther Escrow Issuer LLC (a) (b)	7.13%	06/01/31	15,399,389
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,059,721
				101,715,467
	Interactive Home Entertainment — 0.3%
2,852,000	OAK-Eagle Acquireco, Inc. (a)	7.25%	07/01/33	2,940,044
1,410,000	OAK-Eagle Acquireco, Inc. (a)	8.75%	07/01/34	1,468,144
				4,408,188
	Interactive Media & Services — 0.9%
6,913,000	Cars.com, Inc. (a)	6.38%	11/01/28	6,800,491
8,512,000	Snap, Inc. (a)	6.88%	03/15/34	8,245,849
				15,046,340
	Internet Services & Infrastructure — 2.2%
3,553,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	3,609,272
6,113,000	Cipher Compute LLC (a)	7.13%	11/15/30	6,343,822
4,446,000	Flash Compute LLC (a)	7.25%	12/31/30	4,540,789
3,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	3,497,379
2,128,000	Meridian Arc Holdco LLC (a)	6.25%	04/30/31	2,128,505
1,403,000	PR RNO Property Owner 1 LLC (a) (d)	6.50%	05/01/31	1,391,424
7,821,000	SV RNO Property Owner 1 LLC (a)	5.88%	03/01/31	7,678,647
6,040,000	WULF Compute LLC (a)	7.75%	10/15/30	6,351,725
				35,541,563
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Investment Banking & Brokerage — 0.7%
$2,500,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	$2,514,568
8,452,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	8,687,397
				11,201,965
	IT Consulting & Other Services — 0.0%
690,000	CACI International, Inc. (a)	6.38%	06/15/33	706,355
	Leisure Facilities — 0.5%
2,031,000	Life Time, Inc. (a)	6.00%	11/15/31	2,062,842
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	693,627
1,852,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	1,827,902
2,780,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC (a)	8.63%	01/15/32	2,827,861
				7,412,232
	Life Sciences Tools & Services — 1.1%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,721,061
5,000,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	4,871,439
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,124,619
1,016,000	Star Parent, Inc. (a)	9.00%	10/01/30	1,065,585
				18,782,704
	Managed Health Care — 1.0%
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,990,986
4,739,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	4,256,596
8,628,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	8,623,929
				15,871,511
	Metal, Glass & Plastic Containers — 0.1%
1,155,000	Crown Americas LLC	5.88%	06/01/33	1,164,208
	Movies & Entertainment — 0.4%
9,309,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	6,132,304
	Oil & Gas Refining & Marketing — 1.8%
5,000,000	Sunoco, L.P. (a) (e)	7.88%	(f)	5,180,730
5,045,000	Sunoco, L.P. (a)	5.63%	03/15/31	5,065,715
7,281,000	Sunoco, L.P. (a)	5.88%	03/15/34	7,258,583
3,000,000	Venture Global LNG, Inc. (a) (e)	9.00%	(f)	2,969,183
6,357,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	6,631,012
2,020,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,168,107
				29,273,330
	Oil & Gas Storage & Transportation — 1.4%
4,077,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	4,252,924
343,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	380,524
12,101,000	Venture Global Plaquemines LNG LLC (a) (b)	7.75%	05/01/35	13,615,670
4,148,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	4,411,460
				22,660,578
	Other Specialty Retail — 0.2%
1,698,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	1,720,674
1,383,000	PetSmart LLC / PetSmart Finance Corp. (a)	10.00%	09/15/33	1,397,883
				3,118,557
	Packaged Foods & Meats — 3.5%
6,292,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	6,393,963
4,267,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	4,409,624
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaged Foods & Meats (Continued)
$5,707,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	$5,378,359
8,398,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	8,523,298
9,313,000	Performance Food Group, Inc. (a)	5.63%	03/01/34	9,125,079
8,579,000	Post Holdings, Inc. (a) (b)	6.25%	02/15/32	8,753,557
8,647,000	Post Holdings, Inc. (a)	6.38%	03/01/33	8,649,214
6,934,000	Post Holdings, Inc. (a)	6.50%	03/15/36	6,894,725
				58,127,819
	Paper & Plastic Packaging Products & Materials — 1.2%
1,432,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,386,117
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	949,590
4,238,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	3,961,529
10,000,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	9,992,874
3,526,000	Sword Purchaser LLC (a)	8.25%	04/15/33	3,610,635
				19,900,745
	Rail Transportation — 0.3%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,363,505
	Real Estate Operating Companies — 0.7%
2,974,000	Service Properties Trust (a)	(g)	09/30/27	2,736,317
2,570,000	Service Properties Trust (a)	8.63%	11/15/31	2,705,894
6,244,000	Service Properties Trust	8.88%	06/15/32	6,411,327
				11,853,538
	Real Estate Services — 0.2%
1,771,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	09/01/31	1,865,256
1,382,000	Taylor Morrison Communities, Inc. (a)	5.75%	11/15/32	1,398,067
				3,263,323
	Research & Consulting Services — 1.1%
4,892,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	4,441,461
4,297,000	CoreLogic, Inc. (a)	4.50%	05/01/28	4,182,100
5,268,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	5,332,214
2,763,000	Neptune Bidco US, Inc. (a)	10.38%	05/15/31	2,853,380
715,000	Neptune Bidco US, Inc. (a)	9.50%	02/15/33	716,461
689,000	Science Applications International Corp. (a)	5.88%	11/01/33	680,325
				18,205,941
	Restaurants — 0.4%
1,182,000	Brinker International, Inc. (a)	8.25%	07/15/30	1,236,916
708,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	681,233
4,102,000	Yum! Brands, Inc.	5.38%	04/01/32	4,107,595
				6,025,744
	Security & Alarm Services — 0.6%
9,090,000	Brink’s (The) Co. (a)	6.75%	06/15/32	9,332,603
	Soft Drinks & Non-Alcoholic Beverages — 0.3%
5,728,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (a)	6.25%	04/01/29	5,738,946
	Specialized Consumer Services — 0.5%
7,625,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	7,942,253
	Systems Software — 0.8%
8,094,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,214,956
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Systems Software (Continued)
$1,100,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	$1,099,668
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,399,257
				12,713,881
	Technology Hardware, Storage & Peripherals — 1.1%
17,822,000	Fair Isaac Corp. (a) (b)	6.00%	05/15/33	17,590,565
	Trading Companies & Distributors — 5.0%
2,500,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	2,594,985
3,782,000	EquipmentShare.com, Inc. (a)	8.63%	05/15/32	4,015,784
10,531,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	11,051,546
347,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	348,040
7,500,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	7,858,718
347,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	344,434
3,749,731	Park River Holdings, Inc. (a)	8.75%	12/31/30	3,549,508
2,376,000	Park River Holdings, Inc. (a)	8.00%	03/15/31	2,391,475
19,171,000	QXO Building Products, Inc. (a) (b)	6.75%	04/30/32	19,567,369
692,000	Synergy Infrastructure Holdings LLC (a)	7.88%	12/01/30	728,264
20,566,000	United Rentals North America, Inc. (a) (b)	6.00%	12/15/29	20,930,985
2,050,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	2,118,968
2,000,000	WESCO Distribution, Inc. (a)	5.50%	04/15/34	1,999,856
4,257,000	White Cap Supply Holdings LLC (a)	7.38%	11/15/30	4,307,607
				81,807,539
	Transaction & Payment Processing Services — 0.9%
15,000,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a) (b)	6.75%	08/15/32	14,981,985
	Total Corporate Bonds and Notes			1,235,912,479
	(Cost $1,246,401,355)
FOREIGN CORPORATE BONDS AND NOTES — 13.7%
	Aerospace & Defense — 0.5%
4,137,000	Bombardier, Inc. (a)	6.75%	06/15/33	4,318,833
3,444,000	Phoenix Aviation Capital, Ltd. (a)	9.25%	07/15/30	3,517,695
				7,836,528
	Automotive Parts & Equipment — 0.4%
3,486,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	02/15/30	3,603,164
3,411,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	09/15/32	3,491,227
				7,094,391
	Casinos & Gaming — 0.5%
8,518,000	Flutter Treasury DAC (a)	5.88%	06/04/31	8,492,787
	Construction Materials — 0.1%
1,500,000	Cemex S.A.B. de C.V. (a) (e)	7.20%	(f)	1,555,140
	Data Processing & Outsourced Services — 0.3%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	4,925,085
	Diversified Support Services — 0.5%
8,153,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	8,426,289
	Electrical Components & Equipment — 0.0%
309,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	300,842
	Environmental & Facilities Services — 0.5%
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,613,606
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Homebuilding — 0.5%
$9,163,000	Mattamy Group Corp. (a)	6.00%	12/15/33	$8,806,426
	Hotels, Resorts & Cruise Lines — 1.6%
4,425,000	Carnival Corp. (a)	5.88%	06/15/31	4,490,375
4,418,000	Carnival Corp. (a)	5.75%	08/01/32	4,445,736
687,000	Viking Cruises Ltd. (a)	5.88%	10/15/33	689,086
16,866,000	Viking Ocean Cruises Ship VII Ltd. (a) (b)	5.63%	02/15/29	16,888,329
				26,513,526
	Insurance Brokers — 3.4%
15,634,000	Ardonagh Finco Ltd. (a) (b)	7.75%	02/15/31	15,971,327
15,484,000	Ardonagh Group Finance Ltd. (a) (b)	8.88%	02/15/32	15,424,856
10,792,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a) (b)	7.25%	02/15/31	10,870,523
8,509,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	8,133,817
4,500,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	4,641,097
				55,041,620
	Life Sciences Tools & Services — 0.2%
3,000,000	Icon Investments Six DAC	6.00%	05/08/34	3,067,137
	Metal, Glass & Plastic Containers — 1.1%
8,196,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.25%	01/30/31	8,257,396
9,381,000	Canpack S.A. / Canpack US LLC (a)	3.88%	11/15/29	8,881,739
				17,139,135
	Pharmaceuticals — 0.5%
8,323,000	Opal Bidco SAS (a)	6.50%	03/31/32	8,478,449
	Restaurants — 1.5%
656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	667,971
25,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	4.00%	10/15/30	24,282,928
				24,950,899
	Security & Alarm Services — 0.6%
342,000	Garda World Security Corp. (a)	8.25%	08/01/32	350,234
8,793,000	Garda World Security Corp. (a)	8.38%	11/15/32	9,079,326
				9,429,560
	Specialized Consumer Services — 0.4%
7,100,000	Belron UK Finance PLC (a)	5.75%	10/15/29	7,175,767
	Trading Companies & Distributors — 0.5%
8,300,000	Azorra Finance Ltd. (a)	6.25%	02/15/34	7,995,726
	Wireless Telecommunication Services — 0.6%
9,603,000	Ziggo BV (a)	4.88%	01/15/30	9,039,703
	Total Foreign Corporate Bonds and Notes			224,882,616
	(Cost $224,727,956)

See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 11.9%
	Advertising — 0.3%
$3,817,178	WH Borrower LLC (WHP), Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.16%-8.19%	02/20/32	$3,827,332
812,745	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.19%	02/20/32	814,907
				4,642,239
	Aerospace & Defense — 0.6%
9,082,991	Phoenix Aviation Capital Ltd. (PAC DAC LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.91%	10/28/30	9,012,961
712,651	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.44%	03/31/31	708,197
				9,721,158
	Application Software — 2.8%
17,038,155	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.93%	10/09/32	15,650,738
6,670,422	Internet Brands, Inc. (WebMD / MH Sub I LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.90%	05/03/28	6,163,303
6,820,044	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.58%	04/30/28	5,592,436
5,772,077	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.58%	04/30/28	1,690,382
4,805,209	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.65%	03/01/29	4,246,604
5,116,145	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.70%	05/08/33	3,111,281
3,927,011	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	3,347,777
6,891,753	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	7.93%	06/04/28	6,032,041
				45,834,562
	Building Products — 0.1%
1,678,884	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.50%	06/06/31	1,411,102
	Casinos & Gaming — 0.3%
4,400,000	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.90%	01/29/29	4,369,750
	Commercial Printing — 0.0%
216,000	Multi-Color Corp. (LABL, Inc.), DIP Roll up Term Loan, 1 Mo. CME Term SOFR + 6.75%, 0.00% Floor (j)	10.43%-10.46%	12/02/26	183,600
216,715	Multi-Color Corp. (LABL, Inc.), Interim New Money Dollar Term Loan (DIP), 1 Mo. CME Term SOFR + 6.75%, 0.00% Floor (j)	10.41%-10.46%	12/02/26	217,438
				401,038
	Data Processing & Outsourced Services — 0.2%
3,506,607	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.40%	05/17/28	2,948,110
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments — 0.3%
$3,101,322	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.15%	07/31/33	$3,091,630
2,733,539	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	2,599,596
				5,691,226
	Food Distributors — 0.1%
1,858,314	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.70%	09/23/30	1,814,179
	Health Care Facilities — 0.5%
8,967,081	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.45%	12/06/28	8,974,927
	Health Care Technology — 0.2%
2,970,000	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.40%	02/15/29	2,963,110
	Industrial Machinery & Supplies & Components — 0.3%
4,296,367	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	10/23/28	4,308,633
	Insurance Brokers — 3.3%
4,920,844	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	11/06/30	4,855,642
6,892,800	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.15%	05/30/33	6,754,944
6,296,414	BroadStreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	06/16/31	6,264,082
13,511,826	CRC Insurance Group LLC (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.45%	05/06/32	13,410,488
24,162,388	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.90%	07/02/32	23,588,531
				54,873,687
	Integrated Telecommunication Services — 0.8%
12,679,895	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	12,940,404
	IT Consulting & Other Services — 0.3%
4,224,144	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.80%	10/01/27	4,159,916
	Life Sciences Tools & Services — 0.6%
10,605,799	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	09/30/30	10,622,397
	Other Specialty Retail — 0.2%
2,552,056	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	08/18/32	2,565,620
	Research & Consulting Services — 0.5%
2,425,263	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	01/31/31	2,283,531
6,315,647	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	01/31/31	5,984,076
				8,267,607
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software — 0.4%
$1,491,225	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.16%	03/02/28	$1,138,245
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.56%	03/02/29	2,516,613
329,989	Kaseya, Inc., Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.66%	03/20/33	264,920
2,449,661	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	07/26/32	2,167,949
				6,087,727
	Trading Companies & Distributors — 0.1%
879,951	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	11/29/30	853,962
1,437,306	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/29/29	1,432,944
				2,286,906
	Total Senior Floating-Rate Loan Interests			194,884,298
	(Cost $207,495,224)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (j) (k) (l)	10,398
	(Cost $2,979,179)
MONEY MARKET FUNDS — 0.8%
13,118,582	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (m)	13,118,582
	(Cost $13,118,582)

	Total Investments — 101.8%	1,668,808,373
	(Cost $1,694,722,296)
	Borrowings — (2.7)%	(44,000,000)
	Net Other Assets and Liabilities — 0.9%	13,712,953
	Net Assets — 100.0%	$1,638,521,326

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $1,390,690,958 or
84.9% of net assets.

(b)	This security or a portion of this security is segregated as collateral for borrowings. At April 30, 2026, the segregated value of these securities amounts to $257,155,360.
(c)	The issuer will pay interest in cash and/or in PIK interest.
(d)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(e)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(f)	Perpetual maturity.
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(g)	Zero coupon security.
(h)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(i)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(j)	This issuer has filed for protection in bankruptcy court.
(k)	Non-income producing security.
(l)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2E - Restricted Securities in the Notes to Financial Statements).

(m)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
DIP	– Debtor in Possession
PIK	– Payment-in-kind
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,235,912,479	$—	$1,235,912,479	$—
Foreign Corporate Bonds and Notes*	224,882,616	—	224,882,616	—
Senior Floating-Rate Loan Interests*	194,884,298	—	194,884,298	—
Common Stocks*	10,398	—	10,398	—
Money Market Funds	13,118,582	13,118,582	—	—
Total Investments	$1,668,808,373	$13,118,582	$1,655,689,791	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$1,668,808,373
Cash	52,033
Receivables:
Interest	26,377,882
Investment securities sold	8,030,294
Dividends	13,064
Total Assets	1,703,281,646

LIABILITIES:
Borrowings	44,000,000
Payables:
Investment securities purchased	19,725,633
Investment advisory fees	935,295
Margin interest expense	99,392
Total Liabilities	64,760,320
NET ASSETS	$1,638,521,326

NET ASSETS consist of:
Paid-in capital	$1,986,714,968
Par value	400,500
Accumulated distributable earnings (loss)	(348,594,142)
NET ASSETS	$1,638,521,326
NET ASSET VALUE, per share	$40.91
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	40,050,002
Investments, at cost	$1,694,722,296
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$63,565,966
Dividends	504,137
Total investment income	64,070,103

EXPENSES:
Investment advisory fees	7,167,639
Margin interest expense	778,845
Other expenses	1,307
Total expenses	7,947,791
Less fees waived by the investment advisor	(394,464)
Net expenses	7,553,327
NET INVESTMENT INCOME (LOSS)	56,516,776

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(6,493,730)
Net change in unrealized appreciation (depreciation) on investments	(33,428,791)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(39,922,521)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,594,255
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$56,516,776	$104,149,016
Net realized gain (loss)	(6,493,730)	(16,024,366)
Net change in unrealized appreciation (depreciation)	(33,428,791)	32,156,761
Net increase (decrease) in net assets resulting from operations	16,594,255	120,281,411

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(57,345,753)	(106,533,130)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	104,454,660	247,703,996
Cost of shares redeemed	(183,335,006)	(118,536,978)
Net increase (decrease) in net assets resulting from shareholder transactions	(78,880,346)	129,167,018
Total increase (decrease) in net assets	(119,631,844)	142,915,299

NET ASSETS:
Beginning of period	1,758,153,170	1,615,237,871
End of period	$1,638,521,326	$1,758,153,170

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	42,050,002	39,000,002
Shares sold	2,500,000	5,950,000
Shares redeemed	(4,500,000)	(2,900,000)
Shares outstanding, end of period	40,050,002	42,050,002
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.81	$41.42	$38.39	$39.47	$47.75	$47.00
Income from investment operations:
Net investment income (loss)	1.33 (a)	2.59 (a)	2.52 (a)	2.36 (a)	2.63	2.47
Net realized and unrealized gain (loss)	(0.88)	0.45	3.11	(0.97)	(8.00)	0.91
Total from investment operations	0.45	3.04	5.63	1.39	(5.37)	3.38
Distributions paid to shareholders from:
Net investment income	(1.35)	(2.65)	(2.60)	(2.46)	(2.78)	(2.63)
Return of capital	—	—	—	(0.01)	(0.13)	—
Total distributions	(1.35)	(2.65)	(2.60)	(2.47)	(2.91)	(2.63)
Net asset value, end of period	$40.91	$41.81	$41.42	$38.39	$39.47	$47.75
Total return (b)	1.07%	7.60%	14.91%	3.51%	(11.56)%	7.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,638,521	$1,758,153	$1,615,238	$1,374,515	$1,596,659	$2,306,440
Ratio of total expenses to average net assets	0.91% (c)	1.05% (d)	1.05%	1.01%	1.27%	1.05%
Ratio of net expenses to average net assets	0.87% (c)	1.05% (d)	1.05%	1.01%	1.27%	1.05%
Ratio of net expenses to average net assets excluding interest expense	0.78% (c)	0.96% (d)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	6.49% (c)	6.25%	6.16%	5.96%	6.08%	5.11%
Portfolio turnover rate (e)	40%	68%	47%	29%	39%	50%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.04% and 0.95%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Tactical High Yield ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “HYLS” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund’s advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than “BBB-” by S&P Global Ratings, or lower than “Baa3” by Moody’s Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as “junk” debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
 7)
reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $1,391,424 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments.
Consent fees, upfront origination fees, and amendment fees from Senior Loans, if any, are included in “Other income” under Investment Income on the Statement of Operations.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. There were no short sales outstanding as of April 30, 2026.
D. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees, if any, are included in “Other income” under Investment Income on the Statement of Operations. As of April 30, 2026, the Fund had no unfunded loan commitments.
E. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.04	$2,979,179	$10,398	0.00%*

*	Amount is less than 0.01%.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$106,533,130
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$92,950
Accumulated capital and other gain (loss)	(310,939,313)
Net unrealized appreciation (depreciation)	3,003,719
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $310,939,313 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,694,722,296	$17,476,134	$(43,390,057)	$(25,913,923)
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund’s borrowings (see Note 5).
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.69% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.26% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $394,464.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $687,406,172 and $746,079,254, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker’s margin interest rate. At April 30, 2026, the Fund had $44,000,000 in borrowings. The borrowings are categorized as Level 2 within the fair value hierarchy. The Fund is charged interest on debit margin balance at a rate equal to the Overnight Bank Funding Rate plus 75 basis points. Free Credit Interest Balances are charged at a rate equal to Overnight Bank Funding Rate less 40 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2026, the Fund had $44,000,000 in borrowings with an interest rate of 4.39%. For the six months ended April 30, 2026, the Fund had margin interest expense of $778,845, as shown on the Statement of Operations. For the six months ended April 30, 2026, the average margin balance and interest rates were $34,799,619 and 4.46%, respectively.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Tactical High Yield ETF (HYLS)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2026

First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Enhanced Short Maturity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 47.6%
	Aerospace/Defense — 1.5%
$4,971,000	Boeing (The) Co.	2.25%	06/15/26	$4,955,266
10,000,000	Howmet Aerospace, Inc.	3.75%	03/03/28	9,895,641
14,177,000	L3Harris Technologies, Inc.	3.85%	12/15/26	14,149,633
15,000,000	L3Harris Technologies, Inc.	5.40%	01/15/27	15,123,707
15,273,000	RTX Corp.	2.65%	11/01/26	15,172,284
14,818,000	RTX Corp.	5.75%	11/08/26	14,926,656
20,000,000	RTX Corp.	3.50%	03/15/27	19,898,159
				94,121,346
	Auto Manufacturers — 0.6%
9,069,000	American Honda Finance Corp., SOFR + 0.82% (a)	4.48%	03/03/28	9,069,793
11,000,000	American Honda Finance Corp., Series A, SOFR Compounded Index + 0.93% (a)	4.58%	04/10/28	11,022,878
17,000,000	Toyota Motor Credit Corp., Series B, SOFR Compounded Index + 0.45% (a)	4.10%	01/12/28	16,989,149
				37,081,820
	Banks — 9.7%
10,000,000	Bank of America Corp. (b)	3.82%	01/20/28	9,962,334
15,836,000	Bank of America Corp. (b)	4.38%	04/27/28	15,833,223
7,000,000	Bank of New York Mellon (The) Corp. (b)	4.03%	01/22/30	6,928,184
10,000,000	Bank of New York Mellon (The) Corp., SOFR + 0.63% (a)	4.28%	01/22/30	9,996,799
10,000,000	Citigroup, Inc. (b)	4.64%	05/07/28	10,020,142
20,450,000	Citigroup, Inc. (b)	3.67%	07/24/28	20,264,513
25,352,000	Fifth Third Bank N.A. (b)	4.97%	01/28/28	25,430,560
15,000,000	Goldman Sachs Bank USA, SOFR + 0.75% (a)	4.41%	05/21/27	15,003,395
20,105,000	Goldman Sachs Group (The), Inc. (b)	4.94%	04/23/28	20,202,078
20,000,000	Goldman Sachs Group (The), Inc. (b)	4.15%	01/21/29	19,855,590
15,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.71% (a)	4.36%	01/21/29	14,975,223
7,000,000	Goldman Sachs Group (The), Inc. (b)	4.15%	10/21/29	6,927,869
35,171,000	Huntington National Bank (The) (b)	4.87%	04/12/28	35,298,922
20,000,000	JPMorgan Chase & Co. (b)	5.04%	01/23/28	20,094,358
25,000,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	24,893,093
15,000,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	15,169,111
10,000,000	JPMorgan Chase & Co. (b)	4.51%	10/22/28	10,013,323
9,144,000	Morgan Stanley (b)	1.59%	05/04/27	9,141,794
15,000,000	Morgan Stanley (b)	4.24%	01/09/30	14,849,263
15,000,000	Morgan Stanley, Series I (b)	4.13%	10/18/29	14,847,334
15,000,000	Morgan Stanley Bank N.A. (b)	4.45%	10/15/27	15,010,042
15,000,000	Morgan Stanley Bank N.A. (b)	4.95%	01/14/28	15,060,976
4,000,000	Morgan Stanley Bank N.A. (b)	4.97%	07/14/28	4,024,325
6,667,000	Morgan Stanley Bank N.A. (b)	5.02%	01/12/29	6,730,106
10,000,000	Morgan Stanley Private Bank N.A. (b)	4.47%	07/06/28	10,000,314
20,000,000	PNC Bank N.A. (b)	4.54%	05/13/27	20,002,059
10,000,000	PNC Financial Services Group (The), Inc. (b)	5.10%	07/23/27	10,014,859
8,000,000	PNC Financial Services Group (The), Inc. (b)	5.30%	01/21/28	8,051,950
6,176,000	PNC Financial Services Group (The), Inc. (b)	4.08%	01/26/29	6,144,991
18,000,000	PNC Financial Services Group (The), Inc., SOFR + 0.62% (a)	4.27%	01/26/29	17,993,468
14,057,000	Santander Holdings USA, Inc. (b)	2.49%	01/06/28	13,857,641
8,000,000	State Street Corp. (b)	4.54%	04/24/28	8,021,616
19,675,000	Truist Bank (b)	4.67%	05/20/27	19,672,631
10,000,000	Truist Bank, SOFR + 0.66% (a)	4.31%	01/27/29	9,999,113
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$10,000,000	Truist Bank (b)	4.14%	10/23/29	$9,915,031
10,000,000	Truist Bank, Series I (b)	4.14%	01/27/29	9,955,611
15,771,000	US Bancorp (b)	2.22%	01/27/28	15,527,873
21,000,000	US Bank N.A. (b)	4.73%	05/15/28	21,076,785
15,000,000	Wells Fargo & Co. (b)	5.71%	04/22/28	15,181,329
15,000,000	Wells Fargo & Co. (b)	4.08%	09/15/29	14,850,813
10,000,000	Wells Fargo & Co. (b)	4.18%	01/23/30	9,913,013
10,000,000	Wells Fargo & Co., SOFR + 0.74% (a)	4.39%	01/23/30	9,957,380
15,000,000	Wells Fargo & Co., Series W (b)	4.90%	01/24/28	15,054,461
15,000,000	Zions Bancorp N.A. (b)	4.48%	02/09/29	14,926,340
				620,649,835
	Beverages — 1.6%
19,347,000	Constellation Brands, Inc.	3.70%	12/06/26	19,295,020
15,000,000	Constellation Brands, Inc.	4.35%	05/09/27	15,008,326
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	19,398,984
10,000,000	Keurig Dr Pepper, Inc., SOFR + 0.58% (a)	4.24%	11/15/26	10,008,307
10,000,000	Keurig Dr Pepper, Inc.	4.35%	05/15/28	9,962,043
29,881,000	Molson Coors Beverage Co.	3.00%	07/15/26	29,805,563
				103,478,243
	Biotechnology — 0.4%
13,096,000	Amgen, Inc.	2.60%	08/19/26	13,038,306
15,000,000	Amgen, Inc.	3.20%	11/02/27	14,785,572
				27,823,878
	Building Materials — 1.4%
28,511,000	Amrize Finance U.S. LLC	4.60%	04/07/27	28,600,058
22,500,000	Amrize Finance U.S. LLC	4.70%	04/07/28	22,594,622
32,613,000	CRH America Finance, Inc. (c)	3.40%	05/09/27	32,347,955
8,611,000	Martin Marietta Materials, Inc.	3.45%	06/01/27	8,530,398
				92,073,033
	Commercial Services — 2.7%
14,584,000	Ashtead Capital, Inc. (c)	1.50%	08/12/26	14,458,582
29,700,000	Ashtead Capital, Inc. (c)	4.38%	08/15/27	29,531,962
20,000,000	Global Payments, Inc.	4.50%	11/15/28	19,846,377
22,098,000	PayPal Holdings, Inc., SOFR + 0.67% (a)	4.32%	03/06/28	22,140,481
20,000,000	Quanta Services, Inc.	4.75%	08/09/27	20,088,783
10,629,000	Quanta Services, Inc.	4.30%	08/09/28	10,617,884
25,000,000	S&P Global, Inc.	2.45%	03/01/27	24,660,854
30,000,000	TR Finance LLC	3.35%	05/15/26	29,985,956
				171,330,879
	Computers — 0.3%
1,110,000	Dell International LLC / EMC Corp.	4.90%	10/01/26	1,111,892
19,000,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	19,117,953
				20,229,845
	Cosmetics/Personal Care — 0.5%
35,000,000	Haleon US Capital LLC	3.38%	03/24/27	34,715,393
	Diversified Financial Services — 1.1%
15,000,000	American Express Co. (b)	5.10%	02/16/28	15,090,039
14,394,000	American Express Co., SOFR + 0.59% (a)	4.26%	02/09/29	14,419,338
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$10,000,000	American Express Co. (b)	4.73%	04/25/29	$10,054,801
10,000,000	American Express Co., SOFR + 0.81% (a)	4.46%	07/20/29	10,019,636
5,375,000	Intercontinental Exchange, Inc.	3.10%	09/15/27	5,291,609
8,000,000	Intercontinental Exchange, Inc.	3.95%	12/01/28	7,933,620
10,054,000	LSEG U.S. Fin Corp. (c)	4.25%	03/23/29	9,977,398
				72,786,441
	Electric — 2.2%
13,223,000	AEP Transmission Co. LLC	3.10%	12/01/26	13,141,829
15,000,000	Constellation Energy Generation LLC	3.90%	01/08/28	14,885,657
15,000,000	Constellation Energy Generation LLC, SOFR + 0.60% (a)	4.25%	01/08/28	14,987,446
8,745,000	Georgia Power Co., SOFR Compounded Index + 0.28% (a)	3.93%	09/15/26	8,736,360
15,000,000	Georgia Power Co.	4.00%	10/01/28	14,910,400
4,206,000	Mid-Atlantic Interstate Transmission LLC (c)	4.10%	05/15/28	4,181,885
3,000,000	Public Service Co. of Colorado	4.15%	03/13/29	2,984,297
5,318,000	San Diego Gas & Electric Co.	2.50%	05/15/26	5,314,799
20,000,000	Virginia Electric & Power Co., Series A	3.50%	03/15/27	19,894,799
10,822,017	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	10,902,142
8,921,000	Vistra Operations Co. LLC (c)	5.05%	12/30/26	8,959,512
13,418,000	Vistra Operations Co. LLC (c)	3.70%	01/30/27	13,353,191
10,000,000	Vistra Operations Co. LLC (c)	4.30%	10/15/28	9,888,844
				142,141,161
	Electrical Components & Equipments — 0.2%
9,992,000	Molex Electronic Technologies LLC (c)	4.75%	04/30/28	10,039,382
	Electronics — 0.5%
8,706,000	Amphenol Corp.	3.80%	11/15/27	8,657,679
5,000,000	Amphenol Corp., SOFR + 0.53% (a)	4.19%	11/15/27	4,995,611
15,000,000	Amphenol Corp.	3.90%	11/15/28	14,882,507
4,381,000	Keysight Technologies, Inc.	4.60%	04/06/27	4,389,695
				32,925,492
	Environmental Control — 0.5%
30,000,000	Veralto Corp.	5.50%	09/18/26	30,099,256
	Food — 3.4%
25,000,000	Campbell’s (The) Co.	5.20%	03/19/27	25,190,786
10,000,000	Campbell’s (The) Co.	4.15%	03/15/28	9,899,748
25,567,000	Conagra Brands, Inc.	5.30%	10/01/26	25,658,293
10,848,000	General Mills, Inc.	4.70%	01/30/27	10,892,450
13,232,000	General Mills, Inc.	3.20%	02/10/27	13,143,561
10,000,000	General Mills, Inc.	4.20%	04/17/28	9,949,461
28,568,000	Kraft Heinz Foods Co.	3.00%	06/01/26	28,534,964
20,000,000	Kraft Heinz Foods Co.	3.88%	05/15/27	19,910,515
10,000,000	Mars, Inc. (c)	4.60%	03/01/28	10,062,210
10,192,000	McCormick & Co., Inc.	3.40%	08/15/27	10,067,630
19,847,000	Mondelez International, Inc.	2.63%	03/17/27	19,594,941
20,953,000	Sysco Corp.	3.30%	07/15/26	20,915,789
15,000,000	Sysco Corp.	3.25%	07/15/27	14,785,323
				218,605,671
	Healthcare-Products — 2.3%
12,352,000	Agilent Technologies, Inc.	3.05%	09/22/26	12,297,838
30,000,000	Alcon Finance Corp. (c)	2.75%	09/23/26	29,823,090
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Products (Continued)
$20,000,000	Augusta SpinCo Corp.	4.32%	09/23/27	$19,974,492
25,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	25,459,499
30,602,000	Solventum Corp.	5.45%	02/25/27	30,815,002
30,000,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/27	30,126,102
				148,496,023
	Healthcare-Services — 2.7%
25,000,000	Cigna Group (The)	3.40%	03/01/27	24,847,045
30,000,000	Elevance Health, Inc.	4.50%	10/30/26	30,059,939
17,000,000	Elevance Health, Inc.	4.00%	09/15/28	16,859,628
20,000,000	HCA, Inc.	5.38%	09/01/26	20,015,763
18,974,000	HCA, Inc.	4.50%	02/15/27	18,975,026
15,090,000	HCA, Inc.	3.13%	03/15/27	14,950,210
8,000,000	HCA, Inc.	5.00%	03/01/28	8,069,491
12,000,000	Quest Diagnostics, Inc.	4.60%	12/15/27	12,043,497
25,000,000	Universal Health Services, Inc.	1.65%	09/01/26	24,776,481
				170,597,080
	Insurance — 2.1%
30,000,000	Aon North America, Inc.	5.13%	03/01/27	30,202,578
23,000,000	Arthur J. Gallagher & Co.	4.60%	12/15/27	23,074,626
29,370,000	Brown & Brown, Inc.	4.60%	12/23/26	29,433,548
20,000,000	Brown & Brown, Inc.	4.70%	06/23/28	20,066,340
30,975,000	Willis North America, Inc.	4.65%	06/15/27	31,055,879
				133,832,971
	Lodging — 0.7%
30,000,000	Hyatt Hotels Corp.	5.75%	01/30/27	30,269,304
10,000,000	Marriott International, Inc.	4.20%	07/15/27	9,983,679
7,741,000	Marriott International, Inc., Series R	3.13%	06/15/26	7,732,170
				47,985,153
	Machinery-Construction & Mining — 0.4%
25,000,000	Caterpillar Financial Services Corp., SOFR + 0.40% (a)	4.05%	01/10/28	25,006,730
	Media — 0.5%
30,000,000	FactSet Research Systems, Inc.	2.90%	03/01/27	29,615,868
	Miscellaneous Manufacturing — 0.1%
3,479,000	Teledyne Technologies, Inc.	2.25%	04/01/28	3,343,821
	Packaging & Containers — 0.8%
19,543,000	Amcor Flexibles North America, Inc.	4.80%	03/17/28	19,664,382
15,000,000	Amcor Flexibles North America, Inc.	4.25%	03/08/29	14,872,466
17,388,000	Packaging Corp. of America	3.40%	12/15/27	17,124,094
				51,660,942
	Pharmaceuticals — 2.3%
5,000,000	AbbVie, Inc., SOFR Compounded Index + 0.48% (a)	4.14%	03/03/28	5,008,494
25,000,000	Becton Dickinson & Co.	3.70%	06/06/27	24,824,243
13,351,000	Becton Dickinson & Co.	4.69%	02/13/28	13,405,010
4,460,000	Cardinal Health, Inc.	4.70%	11/15/26	4,471,603
15,000,000	Cencora, Inc.	4.63%	12/15/27	15,062,618
5,000,000	Cencora, Inc.	3.95%	02/13/29	4,932,097
15,000,000	CVS Health Corp.	2.88%	06/01/26	14,981,048
14,111,000	CVS Health Corp.	3.63%	04/01/27	14,035,628
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$10,000,000	CVS Health Corp.	1.30%	08/21/27	$9,609,434
10,000,000	Novartis Capital Corp., SOFR Compounded Index + 0.65% (a)	4.30%	03/16/29	10,058,118
34,139,000	PRA Health Sciences, Inc. (c)	2.88%	07/15/26	33,949,955
				150,338,248
	Pipelines — 2.2%
12,975,000	Energy Transfer, L.P.	3.90%	07/15/26	12,969,516
20,820,000	Energy Transfer, L.P.	6.05%	12/01/26	21,018,393
15,000,000	Energy Transfer, L.P.	4.40%	03/15/27	15,012,544
33,389,000	Kinder Morgan, Inc.	1.75%	11/15/26	32,969,732
19,498,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	4.50%	12/15/26	19,516,217
18,715,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	18,762,575
21,820,000	Spectra Energy Partners, L.P.	3.38%	10/15/26	21,744,674
				141,993,651
	Real Estate Investment Trusts — 1.3%
30,000,000	Crown Castle, Inc.	3.70%	06/15/26	29,976,798
8,135,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.50%	09/01/26	8,133,850
24,601,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.25%	12/01/26	24,546,838
14,455,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	14,530,017
3,584,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	3,559,120
				80,746,623
	Retail — 0.3%
19,779,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	19,932,059
	Software — 4.2%
30,000,000	Autodesk, Inc.	3.50%	06/15/27	29,692,192
5,852,000	Cadence Design Systems, Inc.	4.20%	09/10/27	5,846,509
5,000,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	5,000,614
6,499,000	Fidelity National Information Services, Inc.	1.65%	03/01/28	6,168,079
8,747,000	Fidelity National Information Services, Inc., Series 10Y	4.25%	05/15/28	8,650,811
25,088,000	Fiserv, Inc.	3.20%	07/01/26	25,042,444
20,000,000	Oracle Corp.	2.65%	07/15/26	19,929,420
19,486,000	Roper Technologies, Inc.	3.80%	12/15/26	19,450,948
18,666,000	Roper Technologies, Inc.	4.25%	09/15/28	18,532,654
20,000,000	Salesforce, Inc.	4.50%	03/15/28	20,023,464
10,000,000	Salesforce, Inc.	4.65%	03/15/29	10,021,189
30,000,000	Synopsys, Inc.	4.55%	04/01/27	30,119,328
10,000,000	Synopsys, Inc.	4.65%	04/01/28	10,062,293
29,891,000	VMware LLC	1.40%	08/15/26	29,664,072
30,000,000	Workday, Inc.	3.50%	04/01/27	29,798,591
				268,002,608
	Telecommunications — 1.1%
21,843,000	AT&T, Inc.	4.25%	03/01/27	21,845,174
10,826,000	AT&T, Inc.	2.30%	06/01/27	10,597,628
35,000,000	T-Mobile USA, Inc.	3.75%	04/15/27	34,865,207
				67,308,009
	Total Corporate Bonds and Notes			3,046,961,461
	(Cost $3,045,408,173)
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 18.2%
	37 Capital CLO II
$700,000	Series 2022-1A, Class A1R, 3 Mo. CME Term SOFR + 1.29% (a) (c)	4.96%	07/15/34	$701,047
	522 Funding CLO Ltd.
4,000,000	Series 2017-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.18% (a) (c)	5.12%	10/20/34	4,007,776
250,000	Series 2020-6A, Class A1R2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	10/23/34	250,291
	AGL CLO 1 Ltd.
280,000	Series 2019-1A, Class ARR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.88%	10/20/34	280,325
	AGL CLO 13 Ltd.
380,000	Series 2021-13A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.78%	10/20/34	380,326
	AGL Core CLO 36 Ltd.
156,250	Series 2024-36A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	01/23/38	156,426
	Allegro CLO X Ltd.
69,064	Series 2019-1A, Class ARR, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.81%	04/20/32	69,065
	Alloya Auto Receivables Trust
4,828,441	Series 2025-1A, Class A2 (c)	4.78%	10/25/27	4,833,216
7,820,000	Series 2025-1A, Class A3 (c)	4.69%	12/26/28	7,833,066
	Ally Auto Receivables Trust
2,606,628	Series 2024-1, Class A3	5.08%	12/15/28	2,618,221
4,710,409	Series 2025-1, Class A2	4.03%	07/17/28	4,711,432
	American Credit Acceptance Receivables Trust
1,737,684	Series 2025-3, Class A (c)	4.73%	01/12/29	1,740,152
	AmeriCredit Automobile Receivables Trust
10,000,000	Series 2025-1, Class A3 (c)	4.12%	05/20/30	9,977,335
	AMMC CLO 24 Ltd.
5,000,000	Series 2021-24A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.88%	01/20/35	5,005,954
	Anchorage Capital CLO 18 Ltd.
300,000	Series 2021-18A, Class A1, 3 Mo. CME Term SOFR + 1.41% (a) (c)	5.08%	04/15/34	300,506
	Anchorage Capital CLO 6 Ltd.
3,428,571	Series 2015-6A, Class XR4, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	07/22/38	3,433,507
	Apidos CLO XXXV
2,000,000	Series 2021-35A, Class A, 3 Mo. CME Term SOFR + CSA + 1.05% (a) (c)	4.99%	04/20/34	2,003,145
	Ares LIV CLO Ltd.
840,000	Series 2019-54A, Class XR2, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	07/15/38	841,175
	Ares LXIII CLO Ltd.
2,083,333	Series 2022-63A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	10/15/38	2,085,908
	Ares XLI CLO Ltd.
900,000	Series 2016-41A, Class AR2, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (c)	5.00%	04/15/34	901,426
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Atlantic Avenue Ltd.
$250,000	Series 2024-3A, Class A, 3 Mo. CME Term SOFR + 1.26% (a) (c)	4.94%	01/20/35	$250,001
	Atlas Senior Loan Fund XV Ltd.
192,376	Series 2019-15A, Class A1R, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.89%	10/23/32	192,377
	Atlas Senior Loan Fund XVIII Ltd.
800,000	Series 2021-18A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.79%	01/18/35	799,414
	Bain Capital Credit CLO
5,000,000	Series 2019-1A, Class AR3, 3 Mo. CME Term SOFR + 0.98% (a) (c)	4.66%	04/19/34	4,999,813
	Bain Capital Credit CLO Ltd.
4,190,394	Series 2020-1A, Class A1RR, 3 Mo. CME Term SOFR + 0.99% (a) (c)	4.67%	04/18/33	4,191,496
375,000	Series 2021-6A, Class A1R, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.76%	10/21/34	375,318
833,333	Series 2023-3A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	10/24/38	834,258
1,000,000	Series 2024-3A, Class A1, 3 Mo. CME Term SOFR + 1.48% (a) (c)	5.16%	07/16/37	1,002,457
	Bank of America Auto Trust
9,358,242	Series 2024-1A, Class A3 (c)	5.35%	11/15/28	9,423,928
1,164,175	Series 2025-1A, Class A2A (c)	4.52%	11/22/27	1,165,306
1,017,381	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.55% (a) (c)	4.19%	11/22/27	1,017,754
	Battalion CLO IX Ltd.
2,466,266	Series 2015-9A, Class ARR, 3 Mo. CME Term SOFR + 0.96% (a) (c)	4.63%	07/15/31	2,466,314
	Battalion CLO VIII Ltd.
762,800	Series 2015-8A, Class A2R3, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.68%	07/18/30	762,831
	Battalion CLO X Ltd.
4,522,910	Series 2016-10A, Class A1R3, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.81%	01/24/35	4,527,802
	Battalion CLO XIV Ltd.
4,966,424	Series 2019-14A, Class AR2, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.82%	01/20/35	4,970,360
	Battalion CLO XXI Ltd.
7,490,868	Series 2021-21A, Class AR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.82%	07/15/34	7,498,772
	Battalion CLO XXII Ltd.
599,118	Series 2021-22A, Class AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.86%	01/20/35	599,721
	Battery Park CLO Ltd.
190,000	Series 2019-1A, Class AR, 3 Mo. CME Term SOFR + 1.40% (a) (c)	5.07%	07/15/36	190,374
	Beechwood Park CLO Ltd.
1,900,000	Series 2019-1A, Class A1RR, 3 Mo. CME Term SOFR + 1.07% (a) (c)	4.75%	01/17/35	1,899,533
	Black Diamond CLO Ltd.
785,000	Series 2021-1A, Class A1AR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	4.91%	11/22/34	786,080
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Black Diamond CLO Ltd. (Continued)
$1,500,000	Series 2022-1A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	04/25/39	$1,501,849
100,000	Series 2024-1A, Class A1, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.32%	10/25/37	100,398
	BlueMountain CLO Ltd.
10,400,000	Series 2015-4A, Class CR2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	4.98%	04/20/30	10,411,158
2,218,464	Series 2016-3A, Class A1R2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.85%	11/15/30	2,218,595
	BlueMountain CLO XXII Ltd.
76,453	Series 2018-22A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.01%	07/15/31	76,455
	BlueMountain CLO XXVIII Ltd.
3,333,333	Series 2021-28A, Class X, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	03/31/38	3,337,021
	BlueMountain CLO XXXI Ltd.
10,000,000	Series 2021-31A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.78%	04/19/34	10,008,960
	BMW Vehicle Lease Trust
2,787,681	Series 2024-1, Class A3	4.98%	03/25/27	2,790,197
3,962,827	Series 2025-2, Class A2A	3.94%	11/26/27	3,962,673
	BMW Vehicle Owner Trust
11,001,496	Series 2024-A, Class A3	5.18%	02/26/29	11,089,840
	Canyon CLO Ltd.
395,181	Series 2018-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (c)	5.00%	07/15/31	395,188
	Capital Four U.S. CLO I Ltd.
1,000,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.82%	01/18/35	999,754
	Carlyle Global Market Strategies CLO Ltd.
15,000,000	Series 2016-1A, Class A1R3, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.77%	04/20/34	15,013,681
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2017-2A, Class AR2, 3 Mo. CME Term SOFR + 1.49% (a) (c)	5.17%	07/20/37	1,001,249
	CarMax Auto Owner Trust
240,178	Series 2022-4, Class A3	5.34%	08/16/27	240,325
3,443,774	Series 2025-2, Class A2A	4.59%	07/17/28	3,451,639
3,440,907	Series 2025-2, Class A2B, 30 Day Average SOFR + 0.69% (a)	4.33%	07/17/28	3,445,469
13,000,000	Series 2026-1, Class A2A	3.87%	04/16/29	12,981,831
	CarMax Select Receivables Trust
1,625,651	Series 2025-A, Class A2A	4.76%	05/15/28	1,628,888
3,251,301	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.68% (a)	4.32%	05/15/28	3,254,277
	CarVal CLO I Ltd.
1,804,835	Series 2018-1A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (c)	4.91%	07/16/31	1,804,857
	CarVal CLO Ltd.
350,000	Series 2023-1A, Class A1R, 3 Mo. CME Term SOFR + 1.44% (a) (c)	5.12%	07/20/37	351,069
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CarVal CLO VI-C Ltd.
$4,375,000	Series 2022-1A, Class XR, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	03/21/38	$4,379,705
	CBAM Ltd.
1,000,000	Series 2017-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.19% (a) (c)	5.13%	07/17/34	1,001,861
	CFIP CLO Ltd.
4,000,000	Series 2021-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.22% (a) (c)	5.16%	01/20/35	4,007,383
	Chase Auto Owner Trust
4,815,341	Series 2024-1A, Class A3 (c)	5.13%	05/25/29	4,839,462
	CIFC Funding Ltd.
200,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.42% (a) (c)	5.09%	07/25/37	200,616
3,000,000	Series 2024-3A, Class A1, 3 Mo. CME Term SOFR + 1.48% (a) (c)	5.15%	07/21/37	3,009,185
	Citizens Auto Receivables Trust
5,867,267	Series 2024-2, Class A3 (c)	5.33%	08/15/28	5,891,782
	Clover CLO LLC
833,333	Series 2018-1A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.73%	04/20/37	834,328
	Columbia Cent CLO Ltd.
10,000,000	Series 2021-31A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.78%	04/20/34	10,008,980
250,000	Series 2022-32A, Class A1R2, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.79%	07/24/34	250,265
100,000	Series 2024-33A, Class A1, 3 Mo. CME Term SOFR + 1.60% (a) (c)	5.28%	04/20/37	100,372
	CoreVest American Finance Trust
2,634,869	Series 2021-1, Class A (c)	1.57%	04/15/53	2,591,314
	CQS US CLO Ltd.
1,350,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.88%	01/20/35	1,351,612
	Crown City CLO V
500,000	Series 2023-5A, Class A1R, 3 Mo. CME Term SOFR + 1.60% (a) (c)	5.28%	04/20/37	501,875
	Crown Point CLO 8 Ltd.
500,000	Series 2019-8A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.19% (a) (c)	5.12%	10/20/34	500,974
	Dell Equipment Finance Trust
2,916,548	Series 2024-1, Class A3 (c)	5.39%	03/22/30	2,931,151
4,748,275	Series 2024-2, Class A2 (c)	4.69%	08/22/30	4,753,026
	DLLAA LLC
3,300,406	Series 2025-1A, Class A2 (c)	4.70%	10/20/27	3,308,609
	Dryden 37 Senior Loan Fund
59,347	Series 2015-37A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.03%	01/15/31	59,348
	Dryden 40 Senior Loan Fund
124,792	Series 2015-40A, Class AR2, 3 Mo. CME Term SOFR + CSA + 0.89% (a) (c)	4.80%	08/15/31	124,796
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Dryden 45 Senior Loan Fund
$2,000,000	Series 2016-45A, Class BRR, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.32%	10/15/30	$2,003,973
	Dryden 53 CLO Ltd.
11,075,295	Series 2017-53A, Class AR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	01/15/31	11,075,422
	Dryden 54 Senior Loan Fund
6,200,525	Series 2017-54A, Class BR, 3 Mo. CME Term SOFR + 1.50% (a) (c)	5.17%	10/19/29	6,200,642
	Dryden 55 CLO Ltd.
539,472	Series 2018-55A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.02% (a) (c)	4.95%	04/15/31	539,484
	Dryden 60 CLO Ltd.
102,271	Series 2018-60A, Class A, 3 Mo. CME Term SOFR + CSA + 1.05% (a) (c)	4.98%	07/15/31	102,273
	Dryden 61 CLO Ltd.
9,607,371	Series 2018-61A, Class A1R2, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.76%	01/17/32	9,607,453
	Dryden 64 CLO Ltd.
1,200,000	Series 2018-64A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.34%	04/18/31	1,202,391
	Dryden 80 CLO Ltd.
3,804,696	Series 2019-80A, Class ARR, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.63%	01/17/33	3,804,750
	Eaton Vance CLO Ltd.
976,000	Series 2019-1A, Class AR2, 3 Mo. CME Term SOFR + 1.51% (a) (c)	5.18%	07/15/37	979,394
	Elevation CLO Ltd.
1,500,000	Series 2026-19A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	03/31/38	1,501,742
	Elmwood CLO 29 Ltd.
150,000	Series 2024-5A, Class AR1, 3 Mo. CME Term SOFR + 1.52% (a) (c)	5.20%	04/20/37	150,504
	Elmwood CLO VIII Ltd.
5,000,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.55% (a) (c)	5.23%	04/20/37	5,016,825
	Exeter Automobile Receivables Trust
1,421,899	Series 2025-3A, Class A2	4.83%	01/18/28	1,422,830
5,000,000	Series 2026-1A, Class A2	4.08%	09/15/28	5,000,335
4,649,000	Series 2026-1A, Class A3	4.03%	03/15/30	4,637,156
	Exeter Select Automobile Receivables Trust
3,218,742	Series 2025-1, Class A2	4.83%	10/16/28	3,223,891
5,115,797	Series 2025-2, Class A2	4.54%	06/15/29	5,126,418
12,423,644	Series 2025-3, Class A2	4.24%	05/15/29	12,427,474
	FIGRE Trust
12,569,006	Series 2026-FL1, Class A1FC, steps up to 6.49% on 03/01/2030 (c) (d)	5.49%	03/25/56	12,620,707
	Ford Credit Auto Lease Trust
14,000,000	Series 2025-A, Class A3	4.72%	06/15/28	14,061,856
	Ford Credit Auto Owner Trust
7,809,094	Series 2022-C, Class A4	4.59%	12/15/27	7,815,011
2,662,254	Series 2023-A, Class A3	4.65%	02/15/28	2,667,135
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Ford Credit Auto Owner Trust (Continued)
$7,158,350	Series 2024-A, Class A3	5.09%	12/15/28	$7,208,589
7,139,199	Series 2025-A, Class A2A	4.47%	12/15/27	7,150,036
2,365,540	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.41% (a)	4.05%	12/15/27	2,366,499
8,025,554	Series 2025-B, Class A2A	3.88%	06/15/28	8,022,811
7,931,136	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.30% (a)	3.94%	06/15/28	7,929,006
	Fortress Credit BSL VII Ltd.
135,790	Series 2019-1A, Class A1R, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.76%	07/23/32	135,661
	Fortress Credit Bsl XI Ltd.
6,000,000	Series 2021-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.25% (a) (c)	5.19%	07/20/34	6,011,665
	Fortress Credit BSL XIX Ltd.
750,001	Series 2023-2A, Class XR, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	07/24/36	751,094
	Gallatin CLO VIII Ltd.
80,355	Series 2017-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.09% (a) (c)	5.02%	07/15/31	80,356
	GLS Auto Receivables Issuer Trust
13,500,000	Series 2026-1A, Class A2 (c)	4.04%	11/15/28	13,492,359
	GLS Auto Select Receivables Issuer Trust
2,800,000	Series 2026-1A, Class A2 (c)	4.05%	02/17/32	2,791,518
	GM Financial Consumer Automobile Receivables Trust
981,327	Series 2023-2, Class A3	4.47%	02/16/28	982,556
993,298	Series 2024-4, Class A2B, 30 Day Average SOFR + 0.40% (a)	4.04%	10/18/27	993,345
1,681,317	Series 2025-3, Class A2A	4.32%	06/16/28	1,684,481
1,681,317	Series 2025-3, Class A2B, 30 Day Average SOFR + 0.30% (a)	3.94%	06/16/28	1,682,131
	Goldentree Loan Management U.S. CLO 11 Ltd.
600,000	Series 2021-11A, Class AR, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.76%	10/20/34	600,394
	Greywolf CLO IV Ltd.
20,000,000	Series 2019-1A, Class A1R2, 3 Mo. CME Term SOFR + 1.24% (a) (c)	4.92%	04/17/34	20,025,135
	HalseyPoint CLO 4 Ltd.
6,300,000	Series 2021-4A, Class A, 3 Mo. CME Term SOFR + CSA + 1.22% (a) (c)	5.16%	04/20/34	6,311,228
	Halseypoint CLO 5 Ltd.
4,000,000	Series 2021-5A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.21% (a) (c)	5.14%	01/30/35	4,004,929
	Honda Auto Receivables Owner Trust
16,880,654	Series 2024-1, Class A3	5.21%	08/15/28	16,983,471
	Hyundai Auto Lease Securitization Trust
432,541	Series 2024-A, Class A3 (c)	5.02%	03/15/27	432,753
6,645,591	Series 2024-B, Class A3 (c)	5.41%	05/17/27	6,661,425
2,031,061	Series 2024-C, Class A2A (c)	4.77%	03/15/27	2,032,925
6,718,284	Series 2025-B, Class A2A (c)	4.58%	09/15/27	6,732,829
4,249,389	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.70% (a) (c)	4.34%	09/15/27	4,255,200
2,466,000	Series 2026-A, Class A3 (c)	3.97%	12/15/28	2,458,698
7,000,000	Series 2026-A, Class A4 (c)	4.01%	12/17/29	6,952,583
	Hyundai Auto Receivables Trust
5,574,140	Series 2023-C, Class A3	5.54%	10/16/28	5,614,605
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Hyundai Auto Receivables Trust (Continued)
$423,014	Series 2024-C, Class A2A	4.53%	09/15/27	$423,288
4,383,961	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.34% (a)	3.98%	12/15/27	4,384,829
	ICG U.S. CLO Ltd.
554,568	Series 2015-2RA, Class A1R, 3 Mo. CME Term SOFR + 0.99% (a) (c)	4.67%	01/16/33	554,575
	Jamestown CLO XVI Ltd.
250,000	Series 2021-16A, Class AR, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.79%	07/25/34	250,264
	Jamestown CLO XVII Ltd.
5,000,000	Series 2021-17A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	01/25/35	5,006,014
	John Deere Owner Trust
3,595,757	Series 2023-B, Class A3	5.18%	03/15/28	3,613,151
20,747,596	Series 2024-A, Class A3	4.96%	11/15/28	20,877,842
1,751,142	Series 2024-C, Class A2B, 30 Day Average SOFR + 0.43% (a)	4.07%	08/16/27	1,751,434
	KKR CLO 14 Ltd.
92,250	Series 14, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.08%	07/15/31	92,252
	KKR CLO 24 Ltd.
81,084	Series 24, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.02%	04/20/32	81,085
	KKR CLO 25 Ltd.
600,000	Series 25, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	07/15/34	599,718
	KKR CLO 33 Ltd.
6,750,000	Series 33A, Class AR, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.76%	07/20/34	6,754,991
	KKR CLO 40 Ltd.
4,400,000	Series 40A, Class AR, 3 Mo. CME Term SOFR + 1.30% (a) (c)	4.98%	10/20/34	4,407,006
	KKR CLO 41 Ltd.
5,500,000	Series 2022-41A, Class A1, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.00%	04/15/35	5,509,126
	KKR CLO 46 Ltd.
450,000	Series 2023-46A, Class X, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.78%	10/20/37	450,526
	LAD Auto Receivables Trust
5,994,723	Series 2025-2A, Class A2 (c)	4.30%	07/17/28	5,999,612
	LCM 29 Ltd.
91,006	Series 29A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (c)	5.00%	04/15/31	91,010
5,000,000	Series 31A, Class AR, 3 Mo. CME Term SOFR + 1.28% (a) (c)	4.96%	07/20/34	5,008,728
	LCM 37 Ltd.
180,253	Series 37A, Class A1R, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.73%	04/15/34	180,257
	Madison Park Funding XXXIII Ltd.
203,186	Series 2019-33A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.03% (a) (c)	4.96%	10/15/32	203,189
	Magnetite XL Ltd.
3,000,000	Series 2024-40A, Class A1, 3 Mo. CME Term SOFR + 1.45% (a) (c)	5.12%	07/15/37	3,009,120
	Magnetite XXI Ltd.
11,500,000	Series 2019-21A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.02% (a) (c)	4.96%	04/20/34	11,516,788
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	MAN GLG U.S. CLO Ltd.
$1,500,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.30% (a) (c)	5.23%	07/15/34	$1,503,033
	Marble Point CLO XXII Ltd.
3,000,000	Series 2021-2A, Class AR, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.89%	07/25/34	3,003,445
	Mercedes-Benz Auto Lease Trust
7,295,000	Series 2026-A, Class A3	3.93%	01/15/30	7,251,373
	Mercedes-Benz Auto Receivables Trust
490,667	Series 2022-1, Class A3	5.21%	08/16/27	491,192
3,609,942	Series 2023-1, Class A3	4.51%	11/15/27	3,614,012
15,704,142	Series 2024-1, Class A3	4.80%	04/16/29	15,775,617
1,981,374	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.32% (a)	3.96%	02/15/28	1,981,484
10,000,000	Series 2025-1, Class A3	4.78%	12/17/29	10,081,913
	Mountain View CLO XIV Ltd.
500,000	Series 2019-1A, Class A1R, 3 Mo. CME Term SOFR + 1.16% (a) (c)	6.81%	10/15/34	500,509
	Mountain View CLO XIX Ltd.
4,000,000	Series 2025-1A, Class X, 3 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.68%	10/17/38	4,004,906
	Mountain View CLO XV Ltd.
825,000	Series 2019-2A, Class A1R, 3 Mo. CME Term SOFR + 1.67% (a) (c)	5.34%	07/15/37	827,143
	MP CLO VIII Ltd.
7,500,000	Series 2015-2A, Class AR3, 3 Mo. CME Term SOFR + 1.05% (a) (c) (e)	0.00%	04/28/34	7,501,995
	Neuberger Berman Loan Advisers CLO 34 Ltd.
4,000,000	Series 2019-34A, Class XR2, 3 Mo. CME Term SOFR + 0.97% (a) (c)	4.65%	07/20/39	4,004,345
	Neuberger Berman Loan Advisers CLO 39 Ltd.
290,000	Series 2020-39A, Class A1R, 3 Mo. CME Term SOFR + 1.53% (a) (c)	5.21%	04/20/38	290,976
	Neuberger Berman Loan Advisers CLO 43 Ltd.
1,000,000	Series 2021-43A, Class AR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.73%	07/17/36	1,000,731
	Neuberger Berman Loan Advisers CLO 50 Ltd.
2,000,000	Series 2022-50A, Class AR2, 3 Mo. CME Term SOFR + 1.04% (a) (c)	4.71%	07/23/36	1,997,881
	Nissan Auto Lease Trust
7,136,304	Series 2024-A, Class A3	4.91%	04/15/27	7,139,754
4,059,191	Series 2024-B, Class A2A	5.05%	06/15/27	4,065,766
	Obra CLO Ltd.
220,000	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 1.54% (a) (c)	5.22%	07/20/38	220,630
	OCP CLO Ltd.
363,637	Series 2020-20A, Class XR2, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.68%	04/18/37	363,784
	Octagon 54 Ltd.
10,300,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.12% (a) (c)	5.05%	07/15/34	10,317,008
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	OFSI BSL X Ltd.
$150,000	Series 2021-10A, Class AR, 3 Mo. CME Term SOFR + 1.27% (a) (c)	4.95%	04/20/34	$150,232
	OHA Credit Funding 12-R Ltd.
1,785,000	Series 2022-12RA, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.63%	07/20/37	1,786,876
	OHA Credit Partners XI Ltd.
425,000	Series 2015-11A, Class A1R2, 3 Mo. CME Term SOFR + 1.46% (a) (c)	5.14%	04/20/37	426,266
	OZLM XV Ltd.
2,636,477	Series 2016-15A, Class A1R3, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.73%	04/20/33	2,637,813
	OZLM XXIV Ltd.
25,188	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (c)	5.10%	07/20/32	25,191
	Pagaya AI Debt Grantor Trust
6,918,667	Series 2026-R1, Class A (c)	4.71%	12/15/33	6,901,324
10,000,000	Series 2026-R2, Class A1 (c)	4.34%	04/15/27	10,000,930
703,094	Series 2024-5, Class A (c)	6.28%	10/15/31	703,617
3,215,199	Series 2024-10, Class A (c)	5.18%	06/15/32	3,224,920
2,248,543	Series 2024-11, Class A (c)	5.09%	07/15/32	2,255,912
2,685,482	Series 2025-6, Class A (c) (f)	4.41%	04/15/33	2,680,408
7,134,282	Series 2025-7, Class A1 (c)	4.27%	11/16/26	7,134,630
1,501,732	Series 2025-7, Class A2 (c)	4.53%	05/15/33	1,494,799
5,589,101	Series 2025-R3, Class A (c)	4.84%	01/18/33	5,585,386
3,000,000	Series 2026-1, Class A1 (c)	4.23%	02/15/27	2,999,892
1,500,000	Series 2026-1, Class A2 (c)	4.74%	09/15/33	1,498,131
	Palmer Square Loan Funding Ltd.
16,931,480	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 0.94% (a) (c)	4.61%	07/15/33	16,923,328
	Park Avenue Institutional Advisers CLO Ltd.
15,000,000	Series 2019-2A, Class A1RR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	10/15/34	15,009,692
	PFS Financing Corp.
10,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (c)	4.59%	04/15/29	10,037,966
15,000,000	Series 2025-E, Class A, 30 Day Average SOFR + 0.70% (a) (c)	4.34%	07/15/29	15,024,915
	Pikes Peak CLO
350,000	Series 2018-2A, Class ARR, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.90%	10/11/34	350,409
	Porsche Financial Auto Securitization Trust
781,280	Series 2023-1A, Class A3 (c)	4.81%	09/22/28	782,825
5,585,477	Series 2025-1A, Class A2A (c)	3.91%	03/22/29	5,584,158
	Porsche Innovative Lease Owner Trust
3,143,158	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.50% (a) (c)	4.14%	12/20/27	3,145,069
4,333,000	Series 2025-1A, Class A3 (c)	4.61%	10/20/28	4,359,596
	RCKT Trust
1,150,424	Series 2025-1A, Class A (c)	4.90%	07/25/34	1,152,883
	RCKTL Trust
4,135,594	Series 2025-2A, Class A (c)	4.48%	11/27/34	4,141,210
	Research-Driven Pagaya Motor Asset Trust
2,975,719	Series 2024-3A, Class A (c)	5.28%	03/25/33	2,983,896
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Research-Driven Pagaya Motor Asset Trust (Continued)
$9,779,474	Series 2025-1A, Class A (c)	5.04%	06/27/33	$9,799,005
14,959,916	Series 2026-R1A, Class A (c)	5.66%	07/25/34	14,980,476
	Research-Driven Pagaya Motor Trust
6,250,000	Series 2025-5A, Class A3 (c)	4.84%	06/26/34	6,258,729
9,400,000	Series 2025-6A, Class A3 (c)	5.01%	08/25/34	9,385,827
	Rockford Tower CLO Ltd.
62,885	Series 2018-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.02%	05/20/31	62,891
459,547	Series 2019-2A, Class AR2, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.79%	08/20/32	459,543
	Romark CLO IV Ltd.
5,000,000	Series 2021-4A, Class A1R, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.82%	07/10/34	5,003,644
	Romark CLO V Ltd.
5,000,000	Series 2021-5A, Class AR, 3 Mo. CME Term SOFR + 1.19% (a) (c)	4.86%	01/15/35	5,002,750
	RR 28 Ltd.
1,000,000	Series 2024-28RA, Class XR2, 3 Mo. CME Term SOFR + 0.90% (a) (c)	4.58%	04/15/41	1,001,200
	Sandstone Peak III Ltd.
5,000,000	Series 2024-1A, Class A1, 3 Mo. CME Term SOFR + 1.63% (a) (c)	5.30%	04/25/37	5,018,897
	Santander Drive Auto Receivables Trust
540,097	Series 2022-6, Class C	4.96%	11/15/28	540,486
5,455,008	Series 2024-4, Class A3	4.85%	01/16/29	5,464,716
4,062,259	Series 2025-3, Class A2	4.63%	10/16/28	4,069,478
	Saranac CLO VIII Ltd.
1,671,525	Series 2020-8A, Class AN, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (c)	5.27%	02/20/33	1,671,579
	SBNA Auto Lease Trust
6,215,371	Series 2025-A, Class A3 (c)	4.83%	04/20/28	6,235,794
	SBNA Auto Receivables Trust
10,750,000	Series 2024-A, Class B (c)	5.29%	09/17/29	10,852,033
	SCCU Auto Receivables Trust
4,944,575	Series 2025-1A, Class A2 (c)	4.67%	11/15/28	4,955,157
7,500,000	Series 2025-1A, Class A3 (c)	4.57%	01/15/31	7,520,257
	Sound Point CLO XX Ltd.
116,721	Series 2018-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.03%	07/26/31	116,693
	Sound Point CLO XXVI Ltd.
250,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.17% (a) (c)	5.11%	07/20/34	250,454
	Sound Point CLO XXXII Ltd.
2,000,000	Series 2021-4A, Class AR, 3 Mo. CME Term SOFR + 1.03% (a) (c)	4.70%	10/25/34	2,000,948
	Southwick Park CLO LLC
7,067,980	Series 2019-4A, Class A1RR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.68%	07/20/32	7,068,092
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Steele Creek CLO Ltd.
$180,279	Series 2017-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	5.53%	10/15/30	$180,528
336,031	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (c)	5.41%	04/15/31	336,039
	Stellantis Financial Underwritten Enhanced Lease Trust
12,244,870	Series 2025-AA, Class A2 (c)	4.63%	07/20/27	12,265,867
	Symphony CLO XIX Ltd.
22,673	Series 2018-19A, Class A, 3 Mo. CME Term SOFR + CSA + 0.96% (a) (c)	4.90%	04/16/31	22,681
	Symphony CLO XXII Ltd.
601,144	Series 2020-22A, Class A1AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.86%	04/18/33	601,149
	Symphony CLO XXIX Ltd.
3,600,000	Series 2021-29A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	10/15/35	3,604,363
	Symphony CLO XXXII Ltd.
3,573,000	Series 2022-32A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	10/23/35	3,577,348
	TCI-Flatiron CLO Ltd.
3,224,275	Series 2018-1A, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	07/29/35	3,223,877
	Thayer Park CLO Ltd.
1,000,000	Series 2017-1A, Class A1RR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.68%	04/20/34	999,758
	THL Credit Wind River CLO Ltd.
700,000	Series 2017-3A, Class AR2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	04/15/35	700,795
250,000	Series 2020-1A, Class A1R, 3 Mo. CME Term SOFR + 1.57% (a) (c)	5.25%	07/20/37	250,866
	T-Mobile U.S. Trust
17,000,000	Series 2024-2A, Class A (c)	4.25%	05/21/29	17,015,174
6,500,000	Series 2025-2A, Class A (c)	4.34%	04/22/30	6,514,729
	Toyota Auto Receivables Owner Trust
1,501,247	Series 2022-D, Class A3	5.30%	09/15/27	1,505,751
1,435,658	Series 2023-B, Class A3	4.71%	02/15/28	1,439,248
4,425,205	Series 2023-D, Class A3	5.54%	08/15/28	4,461,239
9,366,373	Series 2024-A, Class A3	4.83%	10/16/28	9,410,196
3,353,153	Series 2025-B, Class A2A	4.46%	03/15/28	3,357,572
3,173,331	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.54% (a)	4.18%	03/15/28	3,175,596
	Toyota Lease Owner Trust
16,267,082	Series 2024-A, Class A4 (c)	5.26%	06/20/28	16,286,053
15,000,000	Series 2026-A, Class A2A (c)	3.70%	02/22/28	14,959,299
	Tralee CLO V Ltd.
5,000,000	Series 2018-5A, Class A1RR, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.76%	10/20/34	4,998,751
	Trestles CLO VIII Ltd.
2,000,000	Series 2025-8A, Class A1, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.01%	06/11/35	2,003,445
	Trimaran Cavu Ltd.
1,000,000	Series 2021-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.21% (a) (c)	5.15%	01/18/35	1,001,848
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Trinitas CLO XIV Ltd.
$925,429	Series 2020-14A, Class A1R2, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	01/25/34	$926,306
	Trinitas CLO XIX Ltd.
195,608	Series 2022-19A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.79%	10/20/33	195,610
	Trinitas CLO XV Ltd.
10,000,000	Series 2021-15A, Class A1R, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.78%	04/22/34	10,010,773
	Trinitas CLO XVI Ltd.
5,000,000	Series 2021-16A, Class A1R, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.81%	07/20/34	5,005,307
	USB Auto Owner Trust
7,085,316	Series 2025-1A, Class A2 (c)	4.51%	06/15/28	7,095,586
	Venture 32 CLO Ltd.
75,973	Series 2018-32A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.04%	07/18/31	75,974
	Venture 37 CLO Ltd.
444,870	Series 2019-37A, Class A1RR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	4.92%	07/15/32	444,876
	Venture 42 CLO Ltd.
10,665,000	Series 2021-42A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (c)	5.06%	04/15/34	10,681,846
	Venture CLO Ltd.
130,052	Series 2018-34A, Class AR, 3 Mo. CME Term SOFR + 1.28% (a) (c)	4.95%	10/15/31	130,054
82,909	Series 2019-36A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (c)	5.07%	04/20/32	82,910
	Verizon Master Trust
4,227,000	Series 2024-3, Class A1A	5.34%	04/22/30	4,280,083
12,510,000	Series 2025-3, Class A1A	4.51%	03/20/30	12,564,117
12,500,000	Series 2025-3, Class A1B, 30 Day Average SOFR + 0.55% (a)	4.19%	03/20/30	12,523,369
4,306,000	Series 2025-9, Class A1A	3.96%	10/21/30	4,299,496
	Vibrant CLO XI Ltd.
2,375,000	Series 2019-11A, Class X, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.68%	04/20/39	2,377,105
	Volkswagen Auto Lease Trust
16,991,638	Series 2024-A, Class A3	5.21%	06/21/27	17,046,266
	Volkswagen Auto Loan Enhanced Trust
6,570,864	Series 2025-1, Class A2A	4.51%	01/20/28	6,580,488
2,132,013	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.44% (a)	4.08%	01/20/28	2,132,797
	Voya CLO Ltd.
276,699	Series 2013-3A, Class A1RR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.09%	10/18/31	276,700
25,662	Series 2018-2A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.93%	07/15/31	25,663
	Westlake Automobile Receivables Trust
4,281,475	Series 2025-2A, Class A2A (c)	4.66%	09/15/28	4,290,366
4,281,475	Series 2025-2A, Class A2B, 30 Day Average SOFR + 0.58% (a) (c)	4.22%	09/15/28	4,283,919
4,165,245	Series 2025-3A, Class A2 (c)	4.31%	04/17/28	4,168,571
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Westlake Automobile Receivables Trust (Continued)
$2,618,606	Series 2025-P1, Class A2 (c)	4.65%	02/15/28	$2,622,599
10,000,000	Series 2026-1A, Class A2A (c)	4.02%	09/15/28	9,996,649
	Wind River CLO Ltd.
250,000	Series 2021-4A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (c)	4.90%	01/20/35	250,352
	World Omni Auto Receivables Trust
1,337,923	Series 2023-A, Class A3	4.83%	05/15/28	1,340,452
3,284,361	Series 2025-B, Class A2A	4.38%	08/15/28	3,288,107
3,276,170	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.47% (a)	4.11%	08/15/28	3,277,259
4,929,419	Series 2025-D, Class A2A	3.91%	02/15/29	4,926,587
15,000,000	Series 2026-A, Class A2A	3.71%	04/16/29	14,974,387
	World Omni Automobile Lease Securitization Trust
2,040,457	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.39% (a)	4.03%	12/15/27	2,041,013
	Total Asset-Backed Securities			1,163,863,157
	(Cost $1,162,433,758)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 12.5%
	Banks — 4.8%
25,000,000	Australia & New Zealand Banking Group Ltd.	4.07%	06/05/26	24,903,993
15,000,000	Canadian Imperial Bank of Commerce	3.91%	02/05/27	15,000,000
25,000,000	Commonwealth Bank of Australia	3.93%	02/12/27	25,000,000
25,000,000	ING US Funding LLC	3.84%	06/12/26	25,000,000
15,000,000	Lloyds Bank PLC	3.88%	05/06/26	15,000,000
15,000,000	National Australia Bank Ltd.	3.81%	06/02/26	15,000,000
20,000,000	National Australia Bank Ltd.	3.89%	10/06/26	20,000,000
20,000,000	Royal Bank of Canada	3.93%	01/25/27	20,000,000
25,000,000	Skandinaviska Enskilda Banken AB	4.00%	06/12/26	24,885,514
25,000,000	Skandinaviska Enskilda Banken AB	3.92%	08/26/26	25,000,000
25,000,000	Svenska Handelsbanken AB	3.90%	08/14/26	25,000,000
25,000,000	Swedbank AB	4.02%	07/01/26	25,000,000
25,000,000	Swedbank AB	3.95%	11/09/26	25,000,000
20,000,000	Westpac Banking Corp.	3.90%	02/23/27	19,993,515
				304,783,022
	Beverages — 0.4%
6,000,000	Bacardi-Martini B.V.	4.11%	05/01/26	6,000,000
20,200,000	Keurig Dr Pepper, Inc.	4.19%	05/08/26	20,183,771
				26,183,771
	Building Materials — 0.7%
17,000,000	Amrize Finance U.S. LLC	3.98%	05/05/26	16,992,594
30,000,000	Vulcan Materials Co.	3.85%	05/01/26	30,000,000
				46,992,594
	Commercial Services — 0.8%
15,000,000	Global Payments, Inc.	4.28%	05/04/26	14,994,723
35,800,000	Quanta Services, Inc.	4.15%	05/01/26	35,800,000
				50,794,723
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Electric — 0.5%
$30,000,000	Southern California Edison Co.	4.11%	05/01/26	$30,000,000
	Food — 0.5%
30,000,000	J M Smucker Co. (The)	4.01%	05/05/26	29,986,830
	Healthcare-Services — 0.1%
5,000,000	HCA, Inc.	4.16%	05/07/26	4,996,583
	Insurance — 0.3%
20,000,000	Aon Corp.	4.00%	05/01/26	19,999,907
	Packaging & Containers — 0.6%
22,200,000	WRKCo, Inc.	3.98%	05/04/26	22,192,745
15,000,000	WRKCo, Inc.	4.08%	05/11/26	14,983,248
				37,175,993
	Pipelines — 2.0%
20,000,000	Enbridge U.S., Inc.	4.06%	05/12/26	19,975,534
40,000,000	Energy Transfer, L.P.	3.93%	05/01/26	40,000,000
10,000,000	ONEOK, Inc.	4.09%	05/07/26	9,993,280
60,000,000	Targa Resources Corp.	3.95%	05/01/26	60,000,000
				129,968,814
	Retail — 1.2%
15,000,000	Alimentation Couche-Tard, Inc.	3.99%	05/12/26	14,981,984
65,000,000	AutoNation, Inc.	4.11%	05/01/26	65,000,000
				79,981,984
	Software — 0.3%
17,450,000	Fidelity National Information Services, Inc.	4.11%	05/07/26	17,438,216
	Water — 0.3%
20,000,000	American Water Capital Corp.	4.01%	05/11/26	19,978,046
	Total Commercial Paper			798,280,483
	(Cost $798,280,483)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 10.9%
	Aerospace/Defense — 0.1%
4,487,000	BAE Systems PLC (c)	5.00%	03/26/27	4,519,242
	Banks — 7.4%
25,000,000	Banco Santander S.A., SOFR + 0.28% (a)	3.91%	05/06/26	25,000,737
25,000,000	Bank of Montreal, SOFR + 0.62% (a)	4.27%	01/13/28	25,039,329
15,000,000	Bank of Montreal (b)	4.06%	09/22/28	14,936,940
5,000,000	Barclays PLC (b)	5.83%	05/09/27	5,001,213
4,996,000	Barclays PLC	4.34%	01/10/28	4,984,509
9,412,000	Barclays PLC (b)	5.09%	02/25/29	9,495,806
10,000,000	Barclays PLC (b)	4.22%	05/24/30	9,866,350
25,000,000	BNP Paribas S.A., SOFR + 0.33% (a)	3.96%	07/10/26	25,010,850
12,000,000	Canadian Imperial Bank of Commerce (b)	4.51%	09/11/27	12,002,485
9,850,000	Canadian Imperial Bank of Commerce, SOFR Compounded Index + 0.93% (a)	4.58%	09/11/27	9,865,513
20,000,000	Canadian Imperial Bank of Commerce (b)	4.24%	09/08/28	19,956,883
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$20,000,000	Cooperatieve Rabobank U.A., SOFR Compounded Index + 0.62% (a)	4.28%	08/28/26	$20,025,018
24,968,000	Cooperatieve Rabobank U.A. (b) (c)	3.65%	04/06/28	24,784,968
15,000,000	Danske Bank A/S (b) (c)	5.43%	03/01/28	15,129,730
4,393,000	DNB Bank ASA (b) (c)	1.61%	03/30/28	4,282,001
8,814,000	ING Groep NV (b)	4.02%	03/28/28	8,778,881
5,000,000	Lloyds Banking Group PLC (b)	1.63%	05/11/27	4,996,055
15,000,000	Lloyds Banking Group PLC (b)	5.46%	01/05/28	15,101,886
10,000,000	Lloyds Banking Group PLC (b)	3.57%	11/07/28	9,876,896
10,000,000	Lloyds Banking Group PLC (b)	4.24%	02/10/30	9,904,591
15,000,000	Royal Bank of Canada (b)	5.07%	07/23/27	15,021,930
10,000,000	Royal Bank of Canada (b)	4.72%	03/27/28	10,032,270
5,000,000	Royal Bank of Canada (b)	4.97%	01/24/29	5,044,490
5,000,000	Royal Bank of Canada (b)	4.50%	08/06/29	5,005,506
20,000,000	Skandinaviska Enskilda Banken AB, SOFR Compounded Index + 0.68% (a) (c)	4.33%	03/12/29	19,997,648
25,000,000	Svenska Handelsbanken, SOFR + 0.29% (a)	3.92%	05/29/26	25,003,600
25,000,000	Svenska Handelsbanken, SOFR + 0.27% (a)	3.90%	02/11/27	24,986,093
15,000,000	Svenska Handelsbanken, SOFR + 0.27% (a)	3.90%	03/03/27	15,026,624
20,000,000	Toronto-Dominion Bank (The), Series F, SOFR + 0.58% (a)	4.23%	01/13/28	20,017,010
5,385,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	5,429,628
10,000,000	UBS AG (b)	4.86%	01/10/28	10,039,079
20,000,000	UBS AG, SOFR + 0.81% (a)	4.46%	03/16/29	20,032,965
24,401,000	UBS Group AG (b) (c)	4.70%	08/05/27	24,407,507
				474,084,991
	Food — 0.3%
20,000,000	Mondelez International Holdings Netherlands B.V. (c)	1.25%	09/24/26	19,772,540
	Healthcare-Products — 0.4%
27,395,000	Smith & Nephew PLC	5.15%	03/20/27	27,557,736
	Healthcare-Services — 0.3%
20,000,000	Icon Investments Six DAC	5.81%	05/08/27	20,157,428
	Leisure Time — 0.2%
15,000,000	VOC Escrow Ltd. (c)	5.00%	02/15/28	14,988,427
	Packaging & Containers — 0.5%
30,495,000	CCL Industries, Inc. (c)	3.25%	10/01/26	30,338,937
	Pipelines — 0.7%
10,473,000	Enbridge, Inc.	1.60%	10/04/26	10,364,446
15,000,000	Enbridge, Inc.	5.90%	11/15/26	15,123,197
20,000,000	Enbridge, Inc.	4.25%	12/01/26	20,004,903
				45,492,546
	Retail — 0.5%
15,000,000	Alimentation Couche-Tard, Inc. (c)	3.55%	07/26/27	14,845,447
15,000,000	Alimentation Couche-Tard, Inc. (c)	4.15%	09/29/28	14,907,279
				29,752,726
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation — 0.5%
$20,000,000	Canadian Pacific Railway Co.	1.75%	12/02/26	$19,732,736
10,000,000	Canadian Pacific Railway Co.	4.00%	03/15/29	9,889,286
				29,622,022
	Total Foreign Corporate Bonds and Notes			696,286,595
	(Cost $696,260,965)
MORTGAGE-BACKED SECURITIES — 5.8%
	Collateralized Mortgage Obligations — 5.2%
	BRAVO Residential Funding Trust
2,543,062	Series 2021-NQM1, Class A1 (c)	0.94%	02/25/49	2,415,753
8,383,254	Series 2025-NQM5, Class A1 (c) (f)	5.50%	02/25/65	8,430,124
	CIM Trust
503,480	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (c)	4.76%	02/25/49	489,431
397,548	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (c)	4.71%	05/25/49	381,806
3,257,713	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (c)	4.71%	08/25/49	3,168,637
	COLT Mortgage Loan Trust
1,309,633	Series 2020-2R, Class A1 (c)	1.33%	10/26/65	1,247,659
4,835,278	Series 2025-12, Class A1FC, steps up to 5.94% on 01/01/2030 (c) (d)	4.94%	01/26/71	4,824,015
	Connecticut Avenue Securities Trust
3,141,303	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.65%	05/25/44	3,145,516
19,129,912	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.65%	07/25/44	19,162,680
3,300,356	Series 2024-R06, Class 1A1, 30 Day Average SOFR + 1.15% (a) (c)	4.80%	09/25/44	3,311,921
5,234,358	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (c)	4.60%	01/25/45	5,239,720
13,925,777	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.65%	02/25/45	13,953,197
9,264,004	Series 2025-R03, Class 2A1, 30 Day Average SOFR + 1.45% (a) (c)	5.10%	03/25/45	9,318,413
12,502,873	Series 2025-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.65%	05/25/45	12,524,031
11,947,595	Series 2025-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.65%	07/25/45	11,977,281
15,798,238	Series 2025-R06, Class 1A1, 30 Day Average SOFR + 0.90% (a) (c)	4.55%	09/25/45	15,815,610
23,763,526	Series 2026-R01, Class 2A1, 30 Day Average SOFR + 0.85% (a) (c)	4.50%	01/25/46	23,771,142
16,436,263	Series 2026-R02, Class 1A1, 30 Day Average SOFR + 0.95% (a) (c)	4.60%	02/25/46	16,461,734
10,000,000	Series 2026-R03, Class 2A1, 30 Day Average SOFR + 1.10% (a) (c)	4.74%	04/25/46	10,006,180
	Credit Suisse Mortgage Trust
2,146,847	Series 2019-AFC1, Class A1 (c)	3.57%	07/25/49	2,092,784
1,726,353	Series 2020-NQM1, Class A1 (c)	2.21%	05/25/65	1,665,850
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	EFMT
$9,486,435	Series 2025-NQM6, Class A1FC, steps up to 5.97% on 12/01/2029 (c) (d)	4.97%	12/25/70	$9,483,639
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
12,906,250	Series 2025-DNA3, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.60%	09/25/45	12,925,686
13,950,000	Series 2025-DNA4, Class A1, 30 Day Average SOFR + 0.90% (a) (c)	4.55%	10/25/45	13,962,291
	GCAT Trust
817,196	Series 2020-NQM1, Class A1 (c)	3.25%	01/25/60	809,410
	HOMES Trust
6,275,995	Series 2025-AFC1, Class A1, steps up to 6.73% on 01/01/2029 (c) (d)	5.73%	01/25/60	6,323,803
	JP Morgan Mortgage Trust
2,285,796	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.67%	02/25/50	2,238,717
131,499	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (c)	4.62%	03/25/50	128,960
1,444,188	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.72%	09/25/49	1,424,735
2,689,228	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (c)	4.57%	07/25/50	2,593,965
21,048	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.79%	06/25/50	21,044
6,000,000	Series 2026-LTV1, Class A1 (c) (f)	5.42%	09/25/56	6,007,079
	MFA Trust
10,234,852	Series 2025-NQM2, Class A1, steps up to 6.68% on 05/01/2029 (c) (d)	5.68%	05/27/70	10,306,191
	Morgan Stanley Residential Mortgage Loan Trust
9,186,751	Series 2025-NQM7, Class A1 (c)	4.98%	09/25/70	9,164,984
	New Residential Mortgage Loan Trust
4,539,874	Series 2025-NQM7, Class A1FC, steps up to 5.95% on 12/01/2029 (c) (d)	4.95%	10/26/65	4,529,239
	OBX Trust
1,309,406	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.69%	12/25/49	1,282,691
6,187,682	Series 2025-NQM21, Class A1FC, steps up to 5.92% on 11/01/2029 (c) (d)	4.92%	10/25/65	6,181,572
6,926,490	Series 2026-NQM4, Class A1FC, steps up to 6.08% on 03/01/2030 (c) (d)	5.08%	02/25/66	6,932,583
	PRKCM Trust
7,573,951	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (c) (d)	5.55%	02/25/60	7,612,083
	PRPM Trust
4,702,752	Series 2025-NQM4, Class A1 (c) (f)	4.98%	07/25/70	4,682,007
5,943,787	Series 2025-NQM6, Class A1FC, steps up to 5.94% on 12/01/2029 (c) (d)	4.94%	12/25/70	5,932,088
14,531,916	Series 2026-NQM1, Class A1FC, steps up to 6.09% on 03/01/2030 (c) (d)	5.09%	02/25/71	14,491,493
5,000,000	Series 2026-NQM2, Class A1FC, steps up to 6.27% on 05/01/2030 (c) (d)	5.26%	04/25/71	5,012,147
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Santander Mortgage Asset Receivable Trust
$18,987,483	Series 2026-NQM3, Class A1FC, steps up to 6.09% on 03/01/2030 (c) (d)	5.09%	03/25/66	$18,979,585
	Starwood Mortgage Residential Trust
592,438	Series 2020-1, Class A1 (c)	2.28%	02/25/50	572,548
	Structured Agency Credit Risk
12,025,000	Series 2026-DNA1, Class A1, 30 Day Average SOFR + 0.85% (a) (c)	4.50%	02/25/46	12,028,480
				333,030,504
	Commercial Mortgage-Backed Securities — 0.6%
	Arbor Multifamily Mortgage Securities Trust
7,604,926	Series 2020-MF1, Class ASB (c)	2.58%	05/15/53	7,365,321
	BANK
237,342	Series 2017-BNK6, Class ASB	3.29%	07/15/60	236,776
63,465	Series 2017-BNK7, Class ASB	3.27%	09/15/60	63,098
727,433	Series 2020-BN30, Class ASB	1.67%	12/15/53	691,553
	BBCMS Mortgage Trust
2,600,000	Series 2017-C1, Class A4	3.67%	02/15/50	2,582,019
126,995	Series 2018-C2, Class ASB	4.24%	12/15/51	126,530
	Benchmark Mortgage Trust
2,548,813	Series 2019-B9, Class AAB	3.93%	03/15/52	2,536,261
3,741,000	Series 2021-B26, Class ASB	2.26%	06/15/54	3,598,679
	CD Mortgage Trust
117,394	Series 2016-CD2, Class ASB	3.35%	11/10/49	117,015
1,037,960	Series 2017-CD3, Class AAB	3.45%	02/10/50	1,034,611
	Citigroup Commercial Mortgage Trust
109,825	Series 2017-P7, Class AAB	3.51%	04/14/50	109,569
	CSAIL Commercial Mortgage Trust
46,806	Series 2017-CX10, Class ASB	3.33%	11/15/50	46,668
646,863	Series 2019-C15, Class ASB	3.90%	03/15/52	644,569
	Hilton USA Trust
1,000,000	Series 2016-HHV, Class A (c)	3.72%	11/05/38	995,982
	JPMCC Commercial Mortgage Securities Trust
856,337	Series 2017-JP5, Class ASB	3.55%	03/15/50	853,946
	Morgan Stanley Bank of America Merrill Lynch Trust
85,632	Series 2017-C33, Class ASB	3.40%	05/15/50	85,367
1,313,031	Series 2017-C34, Class ASB	3.35%	11/15/52	1,304,601
	Morgan Stanley Capital I
4,770,000	Series 2017-HR2, Class A4	3.59%	12/15/50	4,701,672
	Morgan Stanley Capital I Trust
259,329	Series 2016-BNK2, Class ASB	2.86%	11/15/49	258,599
	UBS Commercial Mortgage Trust
5,826,000	Series 2017-C3, Class A3	3.17%	08/15/50	5,770,083
224,465	Series 2017-C6, Class ASB	3.50%	12/15/50	223,474
6,188,338	Series 2018-C9, Class ASB	4.09%	03/15/51	6,167,724
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust
$1,377,994	Series 2017-C40, Class ASB	3.40%	10/15/50	$1,370,850
59,280	Series 2017-C41, Class ASB	3.39%	11/15/50	58,983
				40,943,950
	Total Mortgage-Backed Securities			373,974,454
	(Cost $374,324,663)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.5%
	Collateralized Mortgage Obligations — 2.0%
	Fannie Mae Grantor Trust
14,809,646	Series 2017-T1, Class A	2.90%	06/25/27	14,583,149
	Federal Home Loan Mortgage Corporation
25,641,794	Series 5250, Class FB, 30 Day Average SOFR + 0.64% (a)	4.29%	08/25/52	25,496,931
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
9,553,639	Series 2024-1, Class MA1	3.00%	11/25/63	9,492,266
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
15,793,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (c)	4.90%	08/25/44	15,864,428
10,681,369	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.60%	01/25/45	10,693,039
6,267,102	Series 2025-DNA2, Class A1, 30 Day Average SOFR + 1.10% (a) (c)	4.75%	05/25/45	6,290,687
10,702,352	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.60%	02/25/45	10,719,814
	Federal National Mortgage Association
586,839	Series 2014-20, Class NA	3.00%	06/25/33	581,101
135,451	Series 2015-28, Class GC	2.50%	06/25/34	134,778
2,651,591	Series 2016-75, Class FC, 30 Day Average SOFR + CSA + 0.40% (a)	4.16%	10/25/46	2,630,706
2,331,785	Series 2016-90, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.16%	12/25/46	2,314,476
14,101,290	Series 2022-47, Class FA, 30 Day Average SOFR + 0.55% (a)	4.20%	08/25/52	14,003,393
15,535,157	Series 2025-39, Class CA	3.50%	02/25/36	15,344,789
	Seasoned Loans Structured Transaction Trust
3,067,718	Series 2018-2, Class A1	3.50%	11/25/28	3,008,789
				131,158,346
	Commercial Mortgage-Backed Securities — 1.5%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,597,892	Series K057, Class A2	2.57%	07/25/26	4,577,055
9,072,000	Series K058, Class A2	2.65%	08/25/26	9,024,932
4,563,009	Series K064, Class A1	2.89%	10/25/26	4,543,284
651,648	Series K067, Class A1	2.90%	03/25/27	648,129
86,034	Series K070, Class A1	3.03%	04/25/27	85,485
5,885,275	Series K071, Class A1	3.07%	10/25/27	5,833,876
1,354,359	Series K076, Class A1	3.73%	12/25/27	1,350,528
10,000,000	Series K078, Class A2	3.85%	06/25/28	9,925,549
10,191,034	Series K079, Class A1	3.73%	02/25/28	10,150,542
10,207,650	Series K080, Class A1	3.74%	04/25/28	10,164,537
4,757,830	Series K157, Class A1	3.99%	06/25/30	4,749,108
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$7,314,591	Series KF127, Class AS, 30 Day Average SOFR + 0.21% (a)	3.86%	12/25/28	$7,272,036
2,842,899	Series KF68, Class A, 30 Day Average SOFR + CSA + 0.49% (a)	4.26%	07/25/26	2,842,966
1,373,166	Series KI07, Class A, 30 Day Average SOFR + 0.17% (a)	3.82%	09/25/26	1,370,007
452,230	Series KL1E, Class A1E	2.84%	02/25/27	449,245
921,478	Series KW08, Class A1	3.42%	02/25/28	917,774
	Federal National Mortgage Association
2,243,723	Series 2018-M7, Class A2 (f)	3.13%	03/25/28	2,203,996
7,806,166	Series 2018-M8, Class A2 (f)	3.42%	06/25/28	7,688,273
358,557	Series 2016-M6, Class A2	2.49%	05/25/26	357,625
483,697	Series 2016-M9, Class A2	2.29%	06/25/26	481,784
1,701,065	Series 2016-M11, Class A2	2.37%	07/25/26	1,693,851
821,140	Series 2016-M12, Class A2	2.52%	09/25/26	816,352
1,336,736	Series 2017-M7, Class A2	2.96%	02/25/27	1,324,842
2,958,634	Series 2018-M15, Class APT (g)	3.20%	12/25/26	2,940,604
	Federal National Mortgage Association Alternative Credit Enhancement Securities
1,813,125	Series 2017-M8, Class A2	3.06%	05/25/27	1,795,171
				93,207,551
	Pass-Through Securities — 0.0%
	Federal National Mortgage Association
30	Pool BM1299	5.00%	03/01/27	30
	Total U.S. Government Agency Mortgage-Backed Securities			224,365,927
	(Cost $224,326,446)
U.S. GOVERNMENT BONDS AND NOTES — 1.0%
62,691,000	U.S. Treasury Note	3.75%	04/30/27	62,674,549
	(Cost $62,807,322)
CERTIFICATES OF DEPOSIT — 0.2%
	Banks — 0.2%
15,000,000	Toronto-Dominion Bank (The)	3.86%	05/15/26	15,000,323
	(Cost $15,000,000)

	Total Investments — 99.7%			6,381,406,949
	(Cost $6,378,841,810)
	Net Other Assets and Liabilities — 0.3%			17,688,093
	Net Assets — 100.0%			$6,399,095,042

(a)	Floating or variable rate security.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $1,622,815,663 or 25.4% of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(e)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,046,961,461	$—	$3,046,961,461	$—
Asset-Backed Securities	1,163,863,157	—	1,163,863,157	—
Commercial Paper*	798,280,483	—	798,280,483	—
Foreign Corporate Bonds and Notes*	696,286,595	—	696,286,595	—
Mortgage-Backed Securities	373,974,454	—	373,974,454	—
U.S. Government Agency Mortgage-Backed Securities	224,365,927	—	224,365,927	—
U.S. Government Bonds and Notes	62,674,549	—	62,674,549	—
Certificates of Deposit*	15,000,323	—	15,000,323	—
Total Investments	$6,381,406,949	$—	$6,381,406,949	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$6,381,406,949
Cash	20,030,381
Receivables:
Interest	37,740,819
Capital shares sold	8,966,544
Total Assets	6,448,144,693

LIABILITIES:
Payables:
Investment securities purchased	26,015,416
Distributions to shareholders	21,486,844
Investment advisory fees	1,547,391
Total Liabilities	49,049,651
NET ASSETS	$6,399,095,042

NET ASSETS consist of:
Paid-in capital	$6,397,593,249
Par value	1,070,497
Accumulated distributable earnings (loss)	431,296
NET ASSETS	$6,399,095,042
NET ASSET VALUE, per share	$59.78
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	107,049,724
Investments, at cost	$6,378,841,810
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$138,575,593
Foreign withholding tax	(12,057)
Total investment income	138,563,536

EXPENSES:
Investment advisory fees	11,513,045
Other expenses	5,035
Total expenses	11,518,080
Less fees waived by the investment advisor	(853,993)
Net expenses	10,664,087
NET INVESTMENT INCOME (LOSS)	127,899,449

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	3,419,402
Net change in unrealized appreciation (depreciation) on investments	(16,159,880)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,740,478)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$115,158,971
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$127,899,449	$275,728,305
Net realized gain (loss)	3,419,402	6,137,312
Net change in unrealized appreciation (depreciation)	(16,159,880)	4,652,085
Net increase (decrease) in net assets resulting from operations	115,158,971	286,517,702

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(127,137,517)	(275,110,774)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	842,171,524	1,143,968,143
Cost of shares redeemed	(593,756,599)	(1,153,483,619)
Net increase (decrease) in net assets resulting from shareholder transactions	248,414,925	(9,515,476)
Total increase (decrease) in net assets	236,436,379	1,891,452

NET ASSETS:
Beginning of period	6,162,658,663	6,160,767,211
End of period	$6,399,095,042	$6,162,658,663

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	102,899,724	103,049,724
Shares sold	14,050,000	19,100,000
Shares redeemed	(9,900,000)	(19,250,000)
Shares outstanding, end of period	107,049,724	102,899,724
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$59.89	$59.78	$59.43	$59.29	$59.89	$60.03
Income from investment operations:
Net investment income (loss)	1.21 (a)	2.63 (a)	2.95 (a)	2.61 (a)	0.64	0.28
Net realized and unrealized gain (loss)	(0.11)	0.11	0.37	0.14	(0.60)	(0.15)
Total from investment operations	1.10	2.74	3.32	2.75	0.04	0.13
Distributions paid to shareholders from:
Net investment income	(1.21)	(2.63)	(2.97)	(2.61)	(0.64)	(0.27)
Net asset value, end of period	$59.78	$59.89	$59.78	$59.43	$59.29	$59.89
Total return (b)	1.83%	4.69%	5.70%	4.72%	0.08%	0.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,399,095	$6,162,659	$6,160,767	$7,536,271	$6,883,764	$4,410,979
Ratio of total expenses to average net assets	0.37% (c)	0.45%	0.44%	0.45%	0.45%	0.45%
Ratio of net expenses to average net assets	0.34% (c)	0.45%	0.44%	0.35%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	4.08% (c)	4.39%	4.93%	4.38%	1.26%	0.47%
Portfolio turnover rate (d)	36%	76%	62%	64%	56%	82%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Enhanced Short Maturity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTSM” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. 100% of the Fund’s net assets invested in debt securities will be invested in debt securities that are, at the time of purchase, investment grade. For purposes of such minimum investment, investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. In the case of a split rating on a security between one or more of the NRSROs, the Fund will consider the highest rating. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may invest in investment companies, such as ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage-, asset-backed securities and ‘AAA’-rated collateralized loan obligations (“CLOs”) up to 35% of its net assets. Up to 10% of the Fund’s net assets may be invested in ‘AAA’-rated CLOs. Under normal market conditions, the Fund’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
15)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $7,501,995 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$278,336,815
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(40,731)
Accumulated capital and other gain (loss)	(6,250,992)
Net unrealized appreciation (depreciation)	18,701,565
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $6,250,992 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended October 31, 2025, the Fund utilized $6,145,701 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,378,841,810	$8,523,553	$(5,958,414)	$2,565,139
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)
information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.29% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectuses or statements of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.41625%
Fund net assets greater than $10 billion	0.40500%
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.16% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $853,993.
Pursuant to a separate contractual agreement between the Trust, on behalf of the Fund, and First Trust, First Trust agrees to offset acquired fund fees and expenses attributable to the Fund from its investment in other investment companies managed by First Trust, by reducing the management fees otherwise payable to First Trust by the Fund pursuant to the Management Agreement by the proportional amount of the Fund’s acquired fund fees and expenses. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’s management agreement with First Trust.
First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months ended April 30, 2026, there were no such fees waived by the Advisor.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2026, were $219,569,540 and $1,835,044,722, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2026 were $138,107,444 and $1,501,701,829, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)
Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2026

First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust High Income Strategic Focus ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,214,755	First Trust Core Investment Grade ETF	$25,388,380
158,654	First Trust Emerging Markets Local Currency Bond ETF	4,654,908
438,029	First Trust Intermediate Duration Investment Grade Corporate ETF	9,097,862
239,907	First Trust Limited Duration Investment Grade Corporate ETF	4,546,238
294,745	First Trust Long Duration Opportunities ETF	6,339,965
182,383	First Trust Low Duration Opportunities ETF	9,091,793
255,722	First Trust Preferred Securities and Income ETF	4,631,125
101,307	First Trust Senior Loan Fund	4,565,906
208,166	First Trust Smith Opportunistic Fixed Income ETF	9,069,793
220,182	First Trust Structured Credit Income Opportunities ETF	4,546,758
223,931	First Trust Tactical High Yield ETF	9,172,214
	Total Exchange-Traded Funds	91,104,942
	(Cost $91,336,424)
MONEY MARKET FUNDS — 0.0%
40,588	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	40,588
	(Cost $40,588)

	Total Investments — 100.0%	91,145,530
	(Cost $91,377,012)
	Net Other Assets and Liabilities — (0.0)%	(7,259)
	Net Assets — 100.0%	$91,138,271

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$91,104,942	$91,104,942	$—	$—
Money Market Funds	40,588	40,588	—	—
Total Investments	$91,145,530	$91,145,530	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value - Affiliated	$91,104,942
Investments, at value - Unaffiliated	40,588
Total investments, at value	91,145,530
Dividends receivable	113
Total Assets	91,145,643

LIABILITIES:
Investment advisory fees payable	7,372
Total Liabilities	7,372
NET ASSETS	$91,138,271

NET ASSETS consist of:
Paid-in capital	$102,636,559
Par value	20,500
Accumulated distributable earnings (loss)	(11,518,788)
NET ASSETS	$91,138,271
NET ASSET VALUE, per share	$44.46
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,050,002
Investments, at cost - Affiliated	$91,336,424
Investments, at cost - Unaffiliated	$40,588
Total investments, at cost	$91,377,012
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends - Affiliated	$2,054,997
Dividends - Unaffiliated	2,144
Foreign withholding tax	(249)
Total investment income	2,056,892

EXPENSES:
Investment advisory fees	55,278
Other expenses	34
Total expenses	55,312
Less fees waived by the investment advisor	(9,796)
Net expenses	45,516
NET INVESTMENT INCOME (LOSS)	2,011,376

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(682,842)
Investments - Unaffiliated	1,633
Distribution of capital gains from investment companies - Affiliated	56,304
Net realized gain (loss)	(624,905)
Net change in unrealized appreciation (depreciation) on affiliated investments	(976,017)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,600,922)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$410,454
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$2,011,376	$2,249,033
Net realized gain (loss)	(624,905)	(1,400,201)
Net change in unrealized appreciation (depreciation)	(976,017)	2,450,150
Net increase (decrease) in net assets resulting from operations	410,454	3,298,982

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,987,287)	(2,260,104)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,894,618	20,123,832
Cost of shares redeemed	—	(8,869,378)
Net increase (decrease) in net assets resulting from shareholder transactions	33,894,618	11,254,454
Total increase (decrease) in net assets	32,317,785	12,293,332

NET ASSETS:
Beginning of period	58,820,486	46,527,154
End of period	$91,138,271	$58,820,486

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,300,002	1,050,002
Shares sold	750,000	450,000
Shares redeemed	—	(200,000)
Shares outstanding, end of period	2,050,002	1,300,002
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.25	$44.31	$41.92	$43.51	$50.34	$44.98
Income from investment operations:
Net investment income (loss)	1.17 (a)	2.08 (a)	2.09 (a)	1.59 (a)	0.99	1.47
Net realized and unrealized gain (loss)	(0.82)	0.94	2.36	(1.32)	(6.12)	5.80 (b)
Total from investment operations	0.35	3.02	4.45	0.27	(5.13)	7.27
Distributions paid to shareholders from:
Net investment income	(1.14)	(2.08)	(2.06)	(1.86)	(1.70)	(1.91)
Net asset value, end of period	$44.46	$45.25	$44.31	$41.92	$43.51	$50.34
Total return (c)	0.77%	7.00%	10.73%	0.52%	(10.38)%	16.33% (b)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,138	$58,820	$46,527	$29,341	$39,162	$70,477
Ratio of total expenses to average net assets (d)	0.14% (e)	0.21% (f)	0.20%	0.20%	0.46%	0.85%
Ratio of net expenses to average net assets (d)	0.12% (e)	0.18% (f)	0.19%	0.20%	0.30%	0.42%
Ratio of net investment income (loss) to average net assets (d)	5.25% (e)	4.69%	4.72%	3.60%	2.83%	2.94%
Portfolio turnover rate (g)	21%	32%	36%	38% (h)	149%	101%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $1,758 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.20% and 0.17%, respectively.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective February 28, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

Notes to Financial Statements
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust High Income Strategic Focus ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “HISF” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to seek risk-adjusted income. The Fund’s secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds (“Underlying ETFs”) that is designed to follow the High Income Model (the “High Income Model”) developed by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)
unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)
D. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2026, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2026	Dividend Income
First Trust Core Investment Grade ETF	1,214,755	$13,554,011	$12,314,730	$—	$(480,361)	$—	$25,388,380	$534,369
First Trust Emerging Markets Local Currency Bond ETF	158,654	2,931,446	1,812,714	(55,112)	(34,011)	(129)	4,654,908	119,518
First Trust Intermediate Duration Investment Grade Corporate ETF	438,029	5,868,269	3,418,771	—	(189,178)	—	9,097,862	180,212
First Trust Limited Duration Investment Grade Corporate ETF	239,907	2,932,704	1,696,527	(25,334)	(57,257)	(402)	4,546,238	89,039
First Trust Long Duration Opportunities ETF	294,745	2,952,289	3,490,421	(8,452)	(94,208)	(85)	6,339,965	90,199
First Trust Low Duration Opportunities ETF	182,383	8,826,026	3,740,195	(3,452,328)	(33,164)	11,064	9,091,793	180,992
First Trust Preferred Securities and Income ETF	255,722	2,951,132	3,914,253	(2,116,944)	(50,287)	(67,029)	4,631,125	144,421
First Trust Senior Loan Fund	101,307	—	4,540,407	—	25,499	—	4,565,906	23,808
First Trust Smith Opportunistic Fixed Income ETF	208,166	7,060,952	3,999,347	(1,766,353)	(186,456)	(37,697)	9,069,793	211,939
First Trust Structured Credit Income Opportunities ETF	220,182	—	4,541,119	—	5,639	—	4,546,758	20,917
First Trust Tactical High Yield ETF	223,931	11,683,641	6,379,887	(8,420,517)	117,767	(588,564)	9,172,214	459,583
		$58,760,470	$49,848,371	$(15,845,040)	$(976,017)	$(682,842)	$91,104,942	$2,054,997
Distribution of capital gains from investment in First Trust Core Investment Grade ETF, First Trust Intermediate Duration Investment Grade Corporate ETF and First Trust Limited Duration Investment Grade Corporate ETF were $32,262, $17,742, and $6,300, respectively.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$2,260,104
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$13,117
Accumulated capital and other gain (loss)	(10,515,083)
Net unrealized appreciation (depreciation)	560,011
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $10,515,083 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$91,377,012	$236,259	$(467,741)	$(231,482)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)
monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.10% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.10% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $9,796.
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
Pursuant to contractual agreement, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses but including acquired fund fees and expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2027. Expenses reimbursed and fees waived under such agreement are not subject to recovery by First Trust.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $16,011,836 and $15,845,040, respectively.
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $33,836,535 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

First Trust Low Duration Opportunities ETF (LMBS)

First Trust Low Duration Opportunities ETF (LMBS)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Low Duration Opportunities ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 75.2%
	Collateralized Mortgage Obligations — 36.4%
	Federal Home Loan Mortgage Corporation
$216	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	$10
878	Series 1998-2102, Class Z	6.00%	12/15/28	891
83,456	Series 2002-2410, Class OG	6.38%	02/15/32	84,985
34,316	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (a)	4.15%	01/15/29	1,521
76,021	Series 2003-2557, Class HL	5.30%	01/15/33	76,510
53,312	Series 2003-2564, Class AC	5.50%	02/15/33	54,536
123,732	Series 2003-2574, Class PE	5.50%	02/15/33	127,405
51,349	Series 2003-2577, Class LI, IO	5.50%	02/15/33	4,920
465,000	Series 2003-2581, Class LL	5.25%	03/15/33	472,497
4,089	Series 2003-2597, Class AE	5.50%	04/15/33	4,109
615,000	Series 2003-2613, Class LL	5.00%	05/15/33	622,316
312,456	Series 2003-2626, Class ZW	5.00%	06/15/33	316,950
681,154	Series 2003-2626, Class ZX	5.00%	06/15/33	672,387
156,287	Series 2004-2793, Class PE	5.00%	05/15/34	158,005
801,628	Series 2004-2891, Class ZA	6.50%	11/15/34	846,075
188,378	Series 2004-2907, Class DZ	4.00%	12/15/34	184,992
773,611	Series 2005-2973, Class GE	5.50%	05/15/35	794,274
56,683	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (a)	2.94%	08/15/35	5,007
1,180,530	Series 2005-3054, Class ZW	6.00%	10/15/35	1,240,913
27,593	Series 2005-3074, Class ZH	5.50%	11/15/35	27,811
69,853	Series 2006-243, Class 11, IO, STRIPS (b)	7.00%	08/15/36	6,797
86,277	Series 2006-3117, Class ZU	6.00%	02/15/36	91,765
3,302,830	Series 2006-3196, Class ZK	6.50%	04/15/32	3,404,426
22,359	Series 2007-3274, Class B	6.00%	02/15/37	23,374
114,789	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (c)	0.00%	05/15/37	101,514
25,148	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (c)	4.05%	07/15/37	24,851
38,914	Series 2007-3360, Class CB	5.50%	08/15/37	40,124
123,281	Series 2008-3406, Class B	6.00%	01/15/38	127,695
68,553	Series 2008-3413, Class B	5.50%	04/15/37	70,466
122,454	Series 2008-3420, Class AZ	5.50%	02/15/38	126,377
98,027	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	2.30%	05/15/38	1,487
859,261	Series 2009-3542, Class ZP	5.00%	06/15/39	869,810
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	174,682
918,798	Series 2009-3563, Class ZP	5.00%	08/15/39	911,687
410,651	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (a)	3.05%	09/15/39	18,406
40,998	Series 2009-3585, Class QZ	5.00%	08/15/39	41,003
65,904	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (c)	3.75%	12/15/37	59,259
206,092	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.28%	03/15/36	204,515
754,621	Series 2009-3605, Class NC	5.50%	06/15/37	779,602
370,268	Series 2010-3622, Class PB	5.00%	01/15/40	374,347
152,000	Series 2010-3645, Class WD	4.50%	02/15/40	149,785
303,945	Series 2010-3667, Class PL	5.00%	05/15/40	308,517
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$550,000	Series 2010-3714, Class PB	4.75%	08/15/40	$543,376
25,445	Series 2010-3735, Class JI, IO	4.50%	10/15/30	1,505
134,092	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.25%	10/15/40	13,207
1,569,840	Series 2011-3796, Class PB	5.00%	01/15/41	1,589,085
2,025,525	Series 2011-3820, Class NC	4.50%	03/15/41	2,010,244
1,131,275	Series 2011-3895, Class PW	4.50%	07/15/41	1,123,800
2,198,161	Series 2011-3925, Class ZD	4.50%	09/15/41	2,150,477
5,266,278	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.25%	11/15/41	630,047
229,044	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.25%	08/15/42	21,876
4,665,731	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.25%	09/15/42	445,538
239,741	Series 2012-3999, Class WA (b)	5.54%	08/15/40	246,720
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,753,130
11,352	Series 2012-4015, Class KB	1.75%	05/15/41	10,569
25,680	Series 2012-4021, Class IP, IO	3.00%	03/15/27	190
1,346,766	Series 2012-4026, Class GZ	4.50%	04/15/42	1,271,197
6,591	Series 2012-4030, Class IL, IO (d)	3.50%	04/15/27	35
785,962	Series 2012-4090, Class YZ	4.50%	08/15/42	704,376
19,028	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	2.35%	08/15/42	2,000
1,682,465	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	2.30%	08/15/42	167,405
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,269,327
37,120	Series 2012-4103, Class HI, IO	3.00%	09/15/27	475
21,166	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (a)	2.40%	10/15/42	2,617
105,947	Series 2012-4121, Class HI, IO	3.50%	10/15/27	1,204
196,432	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (a)	4.50%	08/15/42	31,117
38,514	Series 2012-4145, Class YI, IO	3.00%	12/15/27	462
137,790	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.25%	01/15/43	15,494
27,281	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	380
5,777	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	75
3,589,426	Series 2013-314, Class PO, PO, STRIPS	(e)	09/15/43	2,775,789
4,641,892	Series 2013-4170, Class CO, PO	(e)	11/15/32	4,227,167
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	838,786
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	705,083
550,548	Series 2013-4193, Class AI, IO	3.00%	04/15/28	9,917
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	753,811
19,745,000	Series 2013-4199, Class BZ	3.50%	05/15/43	18,588,407
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	440,972
15,831,343	Series 2013-4213, Class GZ	3.50%	06/15/43	14,991,349
15,246,911	Series 2013-4218, Class ZK	2.50%	02/15/43	12,610,473
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	5,014,573
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (a)	0.00%	01/15/43	6,057
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,750,000	Series 2013-4247, Class AY	4.50%	09/15/43	$2,609,572
15,872,436	Series 2014-4316, Class BZ	3.00%	03/15/44	14,646,011
5,850,908	Series 2014-4329, Class VZ	4.00%	04/15/44	5,678,096
400,195	Series 2014-4387, Class IE, IO	2.50%	11/15/28	5,430
14,641,195	Series 2015-4499, Class CZ	3.50%	08/15/45	12,834,130
345,402	Series 2015-4512, Class W (b) (f)	5.41%	05/15/38	354,024
44,656	Series 2015-4520, Class AI, IO	3.50%	10/15/35	3,680
321,349	Series 2016-4546, Class PZ	4.00%	12/15/45	236,068
543,964	Series 2016-4546, Class ZT	4.00%	01/15/46	396,504
166,973	Series 2016-4568, Class MZ	4.00%	04/15/46	115,259
7,234,662	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.25%	04/15/46	756,921
8,183,689	Series 2016-4587, Class ZH	4.00%	03/15/44	7,733,860
599,765	Series 2016-4591, Class GI, IO	4.00%	12/15/44	59,044
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	697,735
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (a)	0.00%	08/15/43	75,254
42,787	Series 2016-4609, Class YI, IO (d)	4.00%	04/15/54	555
13,230,934	Series 2016-4639, Class HZ	3.25%	04/15/53	11,039,920
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	504,059
2,008,156	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (a)	2.45%	04/15/48	212,490
4,192,256	Series 2018-4790, Class ZA	4.00%	05/15/48	3,761,804
11,900,391	Series 2018-4798, Class GZ	4.00%	06/15/48	11,280,051
3,288,650	Series 2018-4826, Class ME	3.50%	09/15/48	2,966,548
2,042,462	Series 2018-4833, Class PY	4.00%	10/15/48	1,910,293
418,713	Series 2018-4842, Class FA, 30 Day Average SOFR + CSA + 0.35% (c)	4.10%	11/15/48	409,297
3,753,180	Series 2019-4872, Class BZ	4.00%	04/15/49	3,431,724
2,713,357	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	08/25/49	2,663,712
5,189,993	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	2.30%	06/15/49	615,661
8,039,428	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	09/25/49	7,888,860
8,168,259	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.26%	11/25/49	8,037,518
6,541,513	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	12/25/49	6,425,423
6,459,937	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.24%	12/25/49	756,342
2,038,424	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.26%	01/25/50	2,005,432
6,773,872	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.24%	01/25/50	720,069
13,625,307	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	03/25/50	13,367,487
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,896,754
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	621,532
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$3,966,760	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	07/25/49	$3,883,302
12,570,407	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	07/25/50	12,308,512
6,647,965	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	01/25/50	6,505,652
3,748,774	Series 2020-5002, Class FJ, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	07/25/50	3,673,173
29,879,517	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (c)	4.11%	07/25/50	29,123,078
22,908,898	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	08/25/50	22,372,087
7,743,900	Series 2020-5034, Class IO, IO (b)	2.38%	10/15/45	650,919
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	6,109,195
15,873,717	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (c)	3.95%	03/25/52	15,473,021
2,890,501	Series 2022-5202, Class NV	3.00%	01/25/37	2,644,933
13,093,342	Series 2022-5208, Class HZ	3.50%	03/25/52	11,468,548
15,100,838	Series 2022-5208, Class Z	3.00%	04/25/52	11,964,104
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,615,875
13,858,442	Series 2022-5220, Class KZ	4.00%	02/25/51	12,564,923
5,064,581	Series 2022-5221, Class VE	3.50%	07/25/33	4,865,860
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	31,276,095
5,601,782	Series 2022-5222, Class BZ	3.50%	05/25/37	5,242,673
5,243,385	Series 2022-5222, Class DP	3.25%	05/25/52	5,066,657
3,438,053	Series 2022-5224, Class BE	3.50%	08/25/44	3,346,678
14,966,510	Series 2022-5224, Class DZ	4.00%	04/25/52	13,638,900
26,789,410	Series 2022-5224, Class HL	4.00%	04/25/52	24,816,389
12,153,605	Series 2022-5225, Class HZ	4.00%	08/25/51	10,527,991
16,182,151	Series 2022-5225, Class NZ	4.00%	05/25/52	14,125,561
9,596,249	Series 2022-5228, Class DZ	4.50%	06/25/52	8,576,443
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,705,738
9,012,171	Series 2022-5232, Class GO, PO	(e)	08/25/51	4,082,512
26,539,664	Series 2022-5251, Class PO, PO	(e)	08/25/52	19,218,825
9,767,374	Series 2022-5255, Class KZ	4.00%	09/25/52	8,885,782
24,279,239	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (c)	4.40%	09/25/52	24,169,300
4,427,513	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (c)	4.35%	09/25/52	4,395,525
21,385,550	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (c)	4.47%	09/25/52	21,234,221
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,916,231
7,727,399	Series 2022-5282, Class MB	4.75%	06/25/42	7,728,176
8,686,535	Series 2023-402, Class PO, PO, STRIPS	(e)	09/25/53	7,273,928
2,150,424	Series 2023-5339, Class GO, PO	(e)	09/25/53	1,771,703
13,132,348	Series 2023-5350, Class PO, PO	(e)	11/25/53	11,140,287
4,508,131	Series 2023-5357, Class OB, PO	(e)	11/25/53	3,576,783
2,951,666	Series 2024-413, Class PO, PO, STRIPS	(e)	05/25/54	2,527,014
16,542,754	Series 2024-5410, Class PO, PO	(e)	05/25/54	12,497,566
11,532,776	Series 2024-5445, Class BS, 30 Day Average SOFR ×-2+ 12.03% (a)	4.73%	08/25/54	10,496,490
13,250,541	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (c)	4.75%	11/25/54	13,348,107
26,383,151	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (c)	4.95%	12/25/54	26,680,167
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$19,981,112	Series 2025-5508, Class FE, 30 Day Average SOFR + 1.60% (c)	5.25%	02/25/55	$20,284,661
29,853,466	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (c)	4.55%	03/25/56	29,857,577
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,910,926	Series 2017-4, Class M (g)	4.75%	06/25/57	1,897,583
4,068,775	Series 2018-2, Class MA	3.50%	11/25/57	3,971,874
24,530,512	Series 2018-4, Class MA	3.50%	03/25/58	23,786,074
17,210,555	Series 2019-1, Class MA	3.50%	07/25/58	16,669,140
15,940,393	Series 2019-2, Class MA	3.50%	08/26/58	15,363,855
12,506,224	Series 2019-2, Class MV	3.50%	08/25/58	11,773,779
8,404,631	Series 2019-3, Class HA	3.00%	10/25/58	7,915,815
9,155,224	Series 2019-3, Class MV	3.50%	10/25/58	8,678,878
2,735,117	Series 2019-4, Class MA	3.00%	02/25/59	2,572,716
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
11,839,366	Series 2019-2, Class A1C	2.75%	09/25/29	11,335,617
11,000,000	Series 2019-2, Class A2C	2.75%	09/25/29	10,474,671
2,914,657	Series 2019-3, Class A1C	2.75%	11/25/29	2,773,484
17,406,417	Series 2021-1, Class AC	2.25%	05/26/31	16,078,706
23,026,625	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (c) (g)	4.90%	10/25/34	23,483,876
2,053,819	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (c) (g)	4.75%	05/25/35	2,085,421
29,887,000	Series 2025-2, Class A2	3.00%	10/25/35	25,422,809
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,639,721	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (c) (g)	4.90%	05/25/44	5,665,054
8,000,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (c) (g)	5.65%	03/25/44	8,061,861
1,347,500	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	4.60%	01/25/45	1,348,972
2,412,500	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	4.60%	02/25/45	2,416,436
	Federal National Mortgage Association
177	Series 1996-51, Class AY, IO (d)	7.00%	12/18/26	1
170	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (a)	4.35%	08/18/31	2
558	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (a)	8.50%	09/25/31	558
2,800	Series 2002-22, Class G	6.50%	04/25/32	2,907
86,204	Series 2002-80, Class CZ	4.50%	09/25/32	83,010
32,262	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	4,293
28,961	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	2,666
70,609	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	8,360
739	Series 2003-14, Class AT	4.00%	03/25/33	736
7,093	Series 2003-21, Class OA	4.00%	03/25/33	7,035
32,139	Series 2003-32, Class UI, IO	6.00%	05/25/33	4,458
171,492	Series 2003-45, Class JB	5.50%	06/25/33	175,269
3,578	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (c)	4.06%	11/25/27	3,573
355,000	Series 2003-71, Class NH	4.29%	08/25/33	347,981
104,440	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	11,799
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$19,172	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	$1,830
28,808	Series 2003-348, Class 18, IO, STRIPS (b)	7.50%	12/25/33	3,375
119,340	Series 2004-25, Class LC	5.50%	04/25/34	122,440
130,171	Series 2004-25, Class UC	5.50%	04/25/34	133,551
53,507	Series 2004-28, Class ZH	5.50%	05/25/34	53,471
62,333	Series 2004-60, Class AC	5.50%	04/25/34	62,264
644,834	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (a)	2.84%	02/25/35	50,080
147,726	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (a)	0.40%	07/25/33	1,002
71,582	Series 2005-29, Class ZT	5.00%	04/25/35	69,784
30,992	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (a)	2.94%	05/25/35	2,404
388,031	Series 2005-52, Class TZ	6.50%	06/25/35	408,881
1,193,586	Series 2005-57, Class KZ	6.00%	07/25/35	1,237,972
18,371	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (a)	2.33%	09/25/35	1,430
1,208,906	Series 2005-86, Class WZ	5.50%	10/25/35	1,224,368
129,608	Series 2005-95, Class WZ	6.00%	11/25/35	130,753
54,095	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	6,761
41,590	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	5,424
19,542	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (c)	5.48%	02/25/35	19,915
8,823,005	Series 2006-5, Class N2, IO (f)	0.00%	02/25/35	5,989
20,489	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (a)	2.82%	03/25/36	2,089
151,881	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (a)	2.92%	11/25/30	6,297
33,101	Series 2006-31, Class PZ	6.00%	05/25/36	34,303
23,748	Series 2006-85, Class MZ	6.50%	09/25/36	24,941
120,182	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (c)	4.11%	12/25/36	118,892
1,030,035	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (c)	3.84%	12/25/36	1,007,312
7,542	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (c)	4.09%	04/25/37	7,448
936,698	Series 2007-57, Class ZG	4.75%	06/25/37	914,627
664,175	Series 2007-60, Class ZS	4.75%	07/25/37	659,584
404,313	Series 2007-68, Class AE	6.50%	07/25/37	421,864
158,450	Series 2007-116, Class PB	5.50%	08/25/35	162,327
34,544	Series 2007-117, Class MD	5.50%	07/25/37	35,283
1,492,982	Series 2007-W10, Class 3A (f)	5.48%	06/25/47	1,501,441
147,760	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (c)	4.31%	02/25/38	144,137
14,594	Series 2008-8, Class ZA	5.00%	02/25/38	14,175
980	Series 2008-17, Class IP, IO (d)	6.50%	02/25/38	12
1,169,786	Series 2009-37, Class NZ	5.71%	02/25/37	1,198,933
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,439,471
1,734,005	Series 2009-85, Class J	4.50%	10/25/39	1,730,103
120,103	Series 2009-91, Class HL	5.00%	11/25/39	121,485
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$97,000	Series 2009-92, Class DB	5.00%	11/25/39	$97,958
1,017,745	Series 2009-103, Class PZ	6.00%	12/25/39	1,047,527
85,122	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (a)	2.49%	01/25/40	5,555
325,796	Series 2009-109, Class PZ	4.50%	01/25/40	308,933
35,490	Series 2009-115, Class HZ	5.00%	01/25/40	35,931
234,456	Series 2010-3, Class DZ	4.50%	02/25/40	219,245
92,538	Series 2010-21, Class KO, PO	(e)	03/25/40	81,533
500,000	Series 2010-35, Class EP	5.50%	04/25/40	499,830
193,754	Series 2010-38, Class KC	4.50%	04/25/40	192,996
250,334	Series 2010-45, Class WB	5.00%	05/25/40	253,913
217,260	Series 2010-68, Class BI, IO	5.50%	07/25/50	55,501
52,410	Series 2010-115, Class PO, PO	(e)	04/25/40	46,024
119,822	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.24%	11/25/40	6,511
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,710,277
104,960	Series 2011-9, Class AZ	5.00%	05/25/40	106,018
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,551,869
52,808	Series 2011-30, Class LS, IO (b)	1.94%	04/25/41	4,014
159,188	Series 2011-30, Class ZB	5.00%	04/25/41	156,847
187,805	Series 2011-52, Class GB	5.00%	06/25/41	189,785
95,115	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (a)	4.50%	12/25/33	9,470
750,000	Series 2011-105, Class MB	4.00%	10/25/41	673,631
2,102,120	Series 2011-111, Class PZ	4.50%	11/25/41	2,056,904
1,301,245	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (a)	2.89%	03/25/41	50,591
776,952	Series 2012-39, Class PB	4.25%	04/25/42	759,781
285,648	Series 2012-52, Class BZ	4.00%	05/25/42	270,850
12,467	Series 2012-66, Class DI, IO	3.50%	06/25/27	129
326,569	Series 2012-103, Class HI, IO	3.00%	09/25/27	3,569
98,966	Series 2012-118, Class IB, IO	3.50%	11/25/42	14,350
4,895,341	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	2.34%	11/25/42	494,266
435,138	Series 2012-133, Class KO, PO	(e)	12/25/42	224,648
232,937	Series 2012-138, Class MA	1.00%	12/25/42	202,606
663,937	Series 2012-146, Class QA	1.00%	01/25/43	576,851
184,413	Series 2012-409, Class 49, IO, STRIPS (b)	3.50%	11/25/41	25,451
199,131	Series 2012-409, Class 53, IO, STRIPS (b)	3.50%	04/25/42	27,532
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	479,714
63,781	Series 2013-13, Class IK, IO	2.50%	03/25/28	1,040
7,053,444	Series 2013-19, Class ZD	3.50%	03/25/43	6,411,975
56,378	Series 2013-23, Class ZB	3.00%	03/25/43	39,381
750,000	Series 2013-41, Class DB	3.00%	05/25/43	612,043
698,932	Series 2013-43, Class IX, IO	4.00%	05/25/43	125,995
386,748	Series 2013-52, Class MD	1.25%	06/25/43	329,245
299,422	Series 2013-55, Class AI, IO	3.00%	06/25/33	22,363
13,145,010	Series 2013-75, Class ZG	3.25%	07/25/43	11,005,582
379,979	Series 2013-105, Class BN	4.00%	05/25/43	353,370
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$85,661	Series 2013-105, Class KO, PO	(e)	10/25/43	$75,867
195,852	Series 2013-106, Class KN	3.00%	10/25/43	157,824
11,799,679	Series 2013-115, Class Z	3.00%	11/25/33	11,326,441
29,483,148	Series 2013-119, Class VZ	3.00%	10/25/33	28,480,913
27,776,484	Series 2013-119, Class ZB	3.00%	12/25/33	26,680,460
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	994,794
17,373,181	Series 2013-136, Class DZ	3.00%	01/25/44	15,890,952
14,726	Series 2014-29, Class GI, IO	3.00%	05/25/29	337
202,556	Series 2014-46, Class KA (b)	6.50%	08/25/44	196
31,641,280	Series 2014-60, Class EZ	3.00%	10/25/44	28,926,854
44,924	Series 2014-68, Class GI, IO	4.50%	10/25/43	1,940
692,314	Series 2014-82, Class GZ	4.00%	12/25/44	596,064
10,791	Series 2014-84, Class LI, IO	3.50%	12/25/26	74
1,867,000	Series 2015-16, Class MY	3.50%	04/25/45	1,595,468
10,216,796	Series 2015-49, Class LE	3.00%	07/25/45	9,833,089
4,587,286	Series 2016-2, Class EZ	2.50%	02/25/46	4,215,938
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,334,329
11,628,311	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (a)	2.24%	07/25/46	1,353,152
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,360,250
3,511,640	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (a)	2.34%	09/25/46	269,116
4,720,945	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.26%	09/25/46	4,656,696
2,194,544	Series 2016-73, Class PI, IO	3.00%	08/25/46	365,235
250,179	Series 2016-74, Class HI, IO	3.50%	10/25/46	44,731
2,063,655	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.26%	11/25/46	2,035,683
142,512	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (c)	4.20%	11/25/46	139,722
12,784,239	Series 2017-3, Class LZ	3.50%	02/25/47	11,664,987
597,364	Series 2017-46, Class BY	3.00%	06/25/47	441,413
13,618,207	Series 2017-50, Class BZ	3.00%	07/25/47	12,081,596
4,589,425	Series 2017-84, Class ZK	3.50%	10/25/57	3,929,347
2,488,717	Series 2017-87, Class ZA	4.00%	11/25/57	2,083,668
2,936,203	Series 2018-17, Class Z	3.50%	03/25/48	2,489,737
837,285	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	4.06%	06/25/48	816,291
2,232,244	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (c)	4.11%	10/25/58	2,162,963
23,028,975	Series 2018-84, Class ZM	4.00%	11/25/48	21,590,671
2,815,584	Series 2018-86, Class DL	3.50%	12/25/48	2,601,971
1,512,687	Series 2018-92, Class DB	3.50%	01/25/49	1,392,194
5,440,401	Series 2018-94, Class AZ	4.00%	01/25/49	5,146,433
9,544,227	Series 2019-17, Class GZ	4.00%	11/25/56	8,572,459
6,626,152	Series 2019-18, Class FL, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	05/25/49	6,534,898
3,172,064	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	07/25/49	3,123,170
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$3,086,733	Series 2019-33, Class FK, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	07/25/49	$3,029,630
4,898,513	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	07/25/49	4,812,644
8,544,825	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	2.29%	08/25/49	720,068
11,930,696	Series 2019-70, Class WA, PO	(e)	11/25/42	10,397,036
8,148,585	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (a)	2.24%	02/25/50	964,145
12,175,339	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	03/25/50	11,947,523
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,527,758
3,717,586	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	04/25/50	3,639,425
13,694,273	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	06/25/50	13,434,818
5,648,051	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (c)	4.21%	06/25/50	5,533,999
10,938,420	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	07/25/50	10,712,137
4,626,530	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (c)	4.16%	07/25/50	4,521,051
9,295,207	Series 2020-93, Class NI, IO	3.00%	01/25/51	780,774
5,912,139	Series 2021-18, Class JC	1.50%	04/25/36	5,432,310
24,241,203	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (c)	4.35%	09/25/52	23,975,926
23,240,535	Series 2022-62, Class FM, 30 Day Average SOFR + 0.65% (c)	4.30%	09/25/52	22,946,523
33,614,785	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (c)	4.45%	10/25/52	33,354,597
27,085,836	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (c)	4.47%	10/25/52	26,893,537
17,528,599	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (c)	4.51%	10/25/52	17,427,736
4,607,393	Series 2023-40, Class DO, PO	(e)	09/25/53	3,674,174
6,484,589	Series 2023-44, Class PO, PO	(e)	10/25/53	5,317,707
12,122,937	Series 2024-20, Class QZ	4.00%	10/25/45	10,930,506
11,093,679	Series 2024-20, Class ZA	4.00%	10/25/45	10,007,726
25,281,913	Series 2024-26, Class PO, PO	(e)	05/25/54	19,752,423
13,053,137	Series 2024-28, Class CZ	4.00%	05/25/44	11,847,663
4,406,311	Series 2024-39, Class AV	3.00%	11/25/33	4,185,478
5,042,574	Series 2024-60, Class GV	4.00%	11/25/35	5,014,254
4,983,980	Series 2024-60, Class VA	4.50%	10/25/35	4,946,072
2,067,159	Series 2024-74, Class VT	4.50%	11/25/35	2,043,388
12,064,355	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (c)	4.80%	07/25/54	12,176,397
12,898,096	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	4.80%	11/25/54	13,020,076
30,079,246	Series 2024-91, Class FL, 30 Day Average SOFR + 1.35% (c)	5.00%	12/25/54	30,447,865
20,516,683	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (c)	4.65%	11/25/54	20,651,434
15,471,921	Series 2025-6, Class LF, 30 Day Average SOFR + 1.80% (c)	5.45%	02/25/55	15,703,641
5,445,180	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (c)	5.40%	05/25/55	5,521,141
11,831,410	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.45%	06/25/55	11,777,554
28,263,895	Series 2025-49, Class FD, 30 Day Average SOFR + 0.80% (c)	4.45%	06/25/55	28,134,028
7,284,096	Series 2025-60, Class EZ	4.00%	07/25/48	6,035,969
28,514,645	Series 2026-5, Class CF, 30 Day Average SOFR + 1.05% (c)	4.70%	02/25/56	28,486,119
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association Grantor Trust
$10,857,843	Series 2002-T8, Class A (f)	6.78%	07/25/32	$11,290,621
1,479,822	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.17%	05/25/35	1,448,019
	Government National Mortgage Association
1,870,475	Series 2003-35, Class TZ	5.75%	04/16/33	1,866,475
156,812	Series 2003-62, Class MZ	5.50%	07/20/33	156,509
52,181	Series 2004-37, Class B	6.00%	04/17/34	52,134
303,196	Series 2004-49, Class MZ	6.00%	06/20/34	303,505
21,355	Series 2004-68, Class ZC	6.00%	08/20/34	21,428
25,969	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (a)	7.00%	09/20/34	26,063
93,839	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.32%	10/16/34	443
289,925	Series 2004-105, Class JZ	5.00%	12/20/34	289,266
146,485	Series 2004-105, Class KA	5.00%	12/16/34	146,198
288,722	Series 2005-3, Class JZ	5.00%	01/16/35	286,919
288,722	Series 2005-3, Class KZ	5.00%	01/16/35	287,283
63,598	Series 2005-33, Class AY	5.50%	04/16/35	63,500
58,294	Series 2005-41, Class PA	4.00%	05/20/35	57,712
1,124,673	Series 2005-78, Class ZA	5.00%	10/16/35	1,122,121
106,338	Series 2005-93, Class PO, PO	(e)	06/20/35	89,876
331,891	Series 2006-38, Class OH	6.50%	08/20/36	331,131
231,864	Series 2006-61, Class ZA	5.00%	11/20/36	231,619
567,957	Series 2007-16, Class OZ	6.00%	04/20/37	568,606
73,739	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	2.42%	05/20/37	397
55,993	Series 2007-41, Class OL, PO	(e)	07/20/37	47,861
109,840	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (a)	2.97%	07/20/37	2,621
342,453	Series 2007-71, Class ZD	6.00%	11/20/37	341,741
181,591	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (c)	4.13%	12/20/37	177,607
53,332	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (a)	3.92%	04/16/38	1,732
280,073	Series 2008-47, Class ML	5.25%	06/16/38	283,594
81,998	Series 2008-54, Class PE	5.00%	06/20/38	82,876
247,364	Series 2008-71, Class JI, IO	6.00%	04/20/38	2,466
68,678	Series 2009-14, Class KI, IO	6.50%	03/20/39	3,146
22,535	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (a)	2.52%	03/20/39	629
52,213	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (a)	3.82%	09/20/38	628
1,836,210	Series 2009-29, Class PC	7.00%	05/20/39	1,931,927
506,471	Series 2009-32, Class SZ	5.50%	05/16/39	503,865
3,732,287	Series 2009-57, Class VB	5.00%	06/16/39	3,725,681
350,089	Series 2009-61, Class PZ	7.50%	08/20/39	367,502
5,010,906	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	2.47%	11/16/35	396,380
669,551	Series 2009-69, Class ZB	6.00%	08/20/39	670,683
455,000	Series 2009-75, Class JN	5.50%	09/16/39	458,107
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$760,202	Series 2009-78, Class KZ	5.50%	09/16/39	$753,864
58,394	Series 2009-79, Class OK, PO	(e)	11/16/37	48,705
178,870	Series 2009-81, Class TZ	5.50%	09/20/39	174,334
55,415	Series 2009-94, Class AL	5.00%	10/20/39	57,023
2,071,629	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.32%	04/20/36	57,793
61,542	Series 2009-106, Class WZ	5.50%	11/16/39	59,158
732,000	Series 2009-126, Class LB	5.00%	12/20/39	739,042
6,586	Series 2010-4, Class WA	3.00%	01/16/40	6,324
1,178,557	Series 2010-59, Class ZD	6.50%	05/20/40	1,272,772
689,538	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	2.82%	07/20/37	16,509
89,000	Series 2010-116, Class BM	4.50%	09/16/40	86,291
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,394,967
397,352	Series 2010-157, Class OP, PO	(e)	12/20/40	344,084
329,596	Series 2011-4, Class PZ	5.00%	01/20/41	328,306
771,202	Series 2011-35, Class BP	4.50%	03/16/41	767,023
48,846	Series 2011-48, Class LI, IO	5.50%	01/16/41	2,326
3,580,195	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (a)	2.69%	02/20/38	19,438
26,668	Series 2011-63, Class BI, IO	6.00%	02/20/38	115
819,285	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (a)	0.62%	07/20/35	1,111
239,265	Series 2011-129, Class CL	5.00%	03/20/41	238,083
25,039	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (a)	3.50%	04/20/41	2,117
3,885,816	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.32%	07/16/42	303,413
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51% (a)	0.35%	07/16/42	4,149,900
251,623	Series 2012-108, Class KB	2.75%	09/16/42	198,309
358,477	Series 2012-143, Class TI, IO	3.00%	12/16/27	3,402
906,223	Series 2012-149, Class PC (b)	6.26%	12/20/42	939,788
43,018	Series 2013-5, Class IA, IO	3.50%	10/16/42	4,991
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,873,053
90,896	Series 2013-69, Class PI, IO	5.00%	05/20/43	6,982
953,680	Series 2013-70, Class PM	2.50%	05/20/43	756,205
533,607	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.32%	09/20/43	58,912
688,000	Series 2013-183, Class PB	4.50%	12/20/43	656,209
277,094	Series 2014-44, Class IC, IO (d)	3.00%	04/20/28	552
3,970,293	Series 2014-44, Class ID, IO (b) (f)	0.32%	03/16/44	33,629
10,854	Series 2014-91, Class JI, IO	4.50%	01/20/40	545
692,877	Series 2014-94, Class Z	4.50%	01/20/44	675,252
1,792,648	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (a)	1.82%	08/20/44	139,034
693,441	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	2.47%	05/20/44	66,758
10,092,703	Series 2015-24, Class BZ	3.00%	02/20/45	9,009,134
2,553,467	Series 2015-66, Class LI, IO	5.00%	05/16/45	153,273
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$2,457	Series 2015-95, Class IK, IO (b) (d)	0.00%	05/16/37	$0
5,790,229	Series 2015-123, Class ZA	3.50%	09/20/45	5,412,610
236,453	Series 2015-137, Class WA (b) (f)	5.55%	01/20/38	243,289
170,512	Series 2015-138, Class MI, IO	4.50%	08/20/44	11,951
19,960	Series 2015-151, Class KW (b)	4.18%	04/20/34	19,775
28,942,439	Series 2015-164, Class MZ	3.00%	09/20/45	22,564,527
216,977	Series 2016-16, Class KZ	3.00%	02/16/46	174,771
8,120,295	Series 2016-20, Class FN, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.18%	02/20/46	7,982,670
4,138,283	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (c)	4.25%	11/20/43	4,076,412
8,146	Series 2016-55, Class PB (b)	5.38%	03/20/31	8,220
621,305	Series 2016-69, Class WI, IO	4.50%	05/20/46	125,563
1,613,863	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (a)	2.22%	05/20/40	124,674
309,040	Series 2016-78, Class UI, IO	4.00%	06/20/46	62,371
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	6,041,712
186,396	Series 2016-99, Class JA (b)	5.49%	11/20/45	192,761
1,164,993	Series 2016-109, Class ZM	3.50%	08/20/36	1,058,010
3,801,564	Series 2016-111, Class PI, IO	3.50%	06/20/45	454,677
4,996,257	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.32%	09/20/46	689,724
464,000	Series 2016-141, Class PC	5.00%	10/20/46	443,620
365,553	Series 2016-145, Class LZ	3.00%	10/20/46	256,385
5,827,610	Series 2016-156, Class ZM	3.50%	11/20/46	5,282,815
303,000	Series 2016-160, Class LE	2.50%	11/20/46	208,769
113,588	Series 2016-167, Class KI, IO	6.00%	12/16/46	12,062
1,536,175	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.32%	01/20/47	198,536
1,123,620	Series 2017-17, Class KZ	4.50%	02/20/47	1,006,962
2,283,296	Series 2017-32, Class DI, IO	5.50%	05/20/35	201,890
6,815,327	Series 2017-33, Class PZ	3.00%	02/20/47	5,783,956
2,595,710	Series 2017-56, Class BI, IO	6.00%	04/16/47	329,672
2,486,493	Series 2017-123, Class IO, IO	5.00%	08/16/47	423,111
3,027,559	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	2.42%	08/16/47	298,160
1,776,097	Series 2017-133, Class JI, IO	7.00%	06/20/41	173,130
2,302,822	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (a)	0.50%	05/20/40	26,534
998,722	Series 2018-44, Class Z	2.50%	09/20/47	752,394
5,757,804	Series 2018-78I, Class EZ	3.00%	04/20/48	5,261,695
2,774,479	Series 2018-79, Class IO, IO	5.00%	06/20/48	320,828
3,381,155	Series 2018-131, Class IA, IO	5.00%	04/20/44	449,623
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,206,763
5,265,890	Series 2018-155, Class KD	4.00%	11/20/48	4,979,281
2,411,793	Series 2018-160, Class GY	4.50%	11/20/48	2,273,039
694,144	Series 2019-27, Class DI, IO	5.50%	01/20/40	98,730
7,148,210	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (c)	4.00%	10/20/49	6,611,868
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,624,593	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (a)	0.00%	10/20/49	$11,975
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	603,096
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,530,389
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,455,461
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,248,465
4,993,855	Series 2021-46, Class IL, IO	3.00%	03/20/51	631,654
35,938,334	Series 2022-63, Class AZ	3.00%	08/20/51	29,826,330
18,752,462	Series 2022-63, Class BZ	3.50%	11/20/46	15,792,718
21,178,506	Series 2022-63, Class HZ	2.50%	11/20/51	15,558,573
12,318,553	Series 2022-63, Class MZ	3.00%	05/20/51	9,454,294
17,556,958	Series 2022-65, Class BZ	3.50%	04/20/52	13,801,741
8,030,066	Series 2022-68, Class DZ	3.50%	04/20/52	6,233,850
13,995,980	Series 2022-68, Class MZ	3.50%	04/20/52	11,408,074
14,712,961	Series 2022-68, Class XA	3.50%	02/20/49	14,212,693
14,447,945	Series 2022-68, Class Z	3.50%	04/20/52	11,738,499
19,425,507	Series 2022-68, Class ZC	3.50%	04/20/52	15,258,479
8,025,517	Series 2022-69, Class FA, 30 Day Average SOFR + 0.75% (c)	4.39%	04/20/52	7,542,779
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,355,171
10,497,937	Series 2022-76, Class PG	4.00%	04/20/52	10,327,018
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,250,937
15,577,930	Series 2022-90, Class KZ	3.00%	04/20/51	11,769,625
9,161,419	Series 2022-90, Class ZG	1.50%	02/20/52	4,745,865
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	19,169,271
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,323,218
23,600,000	Series 2022-139, Class AL	4.00%	07/20/51	21,696,146
7,043,387	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (c)	4.09%	08/20/52	6,942,506
10,992,463	Series 2022-154, Class EZ	3.50%	09/20/52	8,908,279
11,106,000	Series 2022-191, Class BY	4.00%	08/20/41	10,594,312
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,390,311
10,738,770	Series 2023-81, Class YD	4.00%	06/20/53	9,572,374
6,880,056	Series 2023-169, Class EO, PO	(e)	05/20/53	5,618,975
10,985,734	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (c)	4.79%	11/20/54	11,080,943
4,528,955	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (c)	5.24%	01/20/55	4,568,302
20,807,118	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (a)	5.40%	05/20/55	20,033,811
18,874,513	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (a)	5.52%	05/20/55	17,535,670
34,026,596	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (a)	3.89%	06/20/55	31,221,008
31,231,954	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (a)	4.34%	08/20/55	27,311,594
				2,244,079,205
	Commercial Mortgage-Backed Securities — 7.8%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (b)	1.82%	09/27/28	2,782,144
150,334,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	11,078,458
37,600,000	Series 2020-RR09, Class AX, IO (b)	2.63%	11/27/28	1,991,766
47,500,000	Series 2020-RR09, Class BX, IO (b)	2.20%	02/27/29	2,456,937
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multiclass Certificates (Continued)
$96,907,000	Series 2020-RR10, Class X, IO (b)	2.01%	12/27/27	$1,640,917
112,919,000	Series 2020-RR11, Class AX, IO (b)	2.84%	01/27/29	5,307,554
38,965,237	Series 2020-RR11, Class BX, IO (b)	2.52%	12/27/28	908,864
34,897,468	Series 2020-RR14, Class X, IO (f)	2.13%	03/27/34	4,304,177
31,542,633	Series 2021-P009, Class X, IO (f)	1.37%	01/25/31	716,043
3,861,266	Series 2021-P011, Class X1, IO (f)	1.74%	09/25/45	398,285
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	9,747,861
100,924,000	Series 2021-RR18, Class X, IO (f)	1.90%	10/27/28	3,311,912
20,098,730	Series 2021-RR19, Class X, IO (f)	2.01%	04/27/29	762,013
55,000,000	Series 2021-RR20, Class X, IO (f)	1.85%	04/25/33	5,600,947
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
8,120,219	Series 2015-K047, Class X3, IO (d) (f)	4.20%	06/25/43	813
296,300	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (c)	4.20%	10/25/28	295,896
71,253,041	Series 2019-K097, Class X1, IO (f)	1.21%	07/25/29	2,168,202
55,360,008	Series 2019-K099, Class X1, IO (f)	0.99%	09/25/29	1,396,965
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.26%	09/25/29	1,941,164
121,631,948	Series 2019-K100, Class X1, IO (f)	0.76%	09/25/29	2,299,805
67,154,641	Series 2019-K101, Class X1, IO (b)	0.94%	10/25/29	1,660,694
64,993,000	Series 2019-K102, Class XAM, IO (b)	1.21%	10/25/29	2,124,082
59,029,000	Series 2019-K103, Class XAM, IO (f)	1.02%	11/25/29	1,666,953
15,639,970	Series 2019-K735, Class X1, IO (d) (f)	1.08%	05/25/26	454
35,100,281	Series 2019-K736, Class X1, IO (f)	1.37%	07/25/26	32,457
28,252,445	Series 2019-K1510, Class X1, IO (f)	0.63%	01/25/34	747,848
15,390,306	Series 2019-K1511, Class X1, IO (f)	0.92%	03/25/34	659,886
155,146,029	Series 2019-K1512, Class X1, IO (f)	1.05%	04/25/34	7,446,141
55,899,076	Series 2019-K1513, Class X1, IO (f)	0.98%	08/25/34	2,681,317
5,731,303	Series 2019-KJ24, Class A2	2.82%	09/25/27	5,667,817
35,529,637	Series 2020-K109, Class XAM, IO (f)	1.91%	04/25/30	2,291,580
112,355,428	Series 2020-K110, Class X1, IO (f)	1.75%	04/25/30	5,932,097
24,006,055	Series 2020-K110, Class XAM, IO (f)	1.95%	04/25/30	1,565,569
29,273,633	Series 2020-K112, Class XAM, IO (f)	1.77%	05/25/30	1,830,170
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.68%	06/25/30	4,787,876
53,269,611	Series 2020-K114, Class XAM, IO (f)	1.43%	06/25/30	2,643,771
155,632,205	Series 2020-K115, Class X1, IO (f)	1.41%	06/25/30	7,137,355
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.64%	07/25/30	3,200,577
70,619,985	Series 2020-K116, Class X1, IO (f)	1.51%	07/25/30	3,395,698
55,652,865	Series 2020-K116, Class XAM, IO (f)	1.70%	08/25/30	3,381,585
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	7,123,443
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.53%	09/25/30	3,510,242
75,773,485	Series 2020-K118, Class X1, IO (f)	1.04%	09/25/30	2,628,719
37,151,661	Series 2020-K118, Class XAM, IO (f)	1.26%	09/25/30	1,707,085
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.23%	10/25/30	2,293,521
77,535,017	Series 2020-K120, Class XAM, IO (f)	1.31%	10/25/30	3,766,938
24,471,000	Series 2020-K121, Class XAM, IO (f)	1.29%	11/25/30	1,194,652
76,100,670	Series 2020-K122, Class X1, IO (f)	0.95%	11/25/30	2,501,155
35,410,560	Series 2020-K122, Class XAM, IO (f)	1.17%	11/25/30	1,565,249
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$64,546,758	Series 2020-K737, Class X1, IO (b)	0.72%	10/25/26	$96,781
38,645,000	Series 2020-K738, Class XAM, IO (b)	1.49%	03/25/27	391,277
120,494,784	Series 2020-K739, Class X1, IO (f)	1.27%	09/25/27	1,149,014
46,072,531	Series 2020-K739, Class XAM, IO (f)	1.66%	09/25/27	732,834
70,811,000	Series 2020-K740, Class XAM, IO (f)	1.20%	10/25/27	987,750
88,711,063	Series 2020-K1515, Class X1, IO (f)	1.63%	02/25/35	8,175,683
43,943,640	Series 2020-K1516, Class X1, IO (f)	1.62%	05/25/35	4,523,255
56,317,038	Series 2020-K1517, Class X1, IO (f)	1.43%	07/25/35	4,930,895
114,256,289	Series 2020-KG04, Class X1, IO (f)	0.93%	11/25/30	3,518,180
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	5,082,213
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	4,212,685
64,367,000	Series 2021-K128, Class XAM, IO (f)	0.83%	03/25/31	2,123,062
132,385,811	Series 2021-K129, Class X1, IO (f)	1.13%	05/25/31	5,193,826
43,636,000	Series 2021-K129, Class XAM, IO (f)	1.32%	05/25/31	2,346,063
66,360,633	Series 2021-K130, Class X1, IO (f)	1.14%	06/25/31	2,913,364
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.32%	07/25/31	2,357,838
58,530,863	Series 2021-K131, Class XAM, IO (f)	1.04%	07/25/31	2,605,542
78,491,000	Series 2021-K132, Class XAM, IO (f)	0.95%	09/25/31	3,166,531
107,703,000	Series 2021-K741, Class XAM, IO (f)	1.03%	12/25/27	1,362,137
102,778,955	Series 2021-K744, Class X1, IO (f)	0.96%	07/25/28	1,697,641
9,251,265	Series 2021-K1522, Class A1	1.91%	11/25/35	7,935,327
158,193,872	Series 2021-KG05, Class X1, IO (f)	0.40%	01/25/31	1,928,320
4,766,359	Series 2022-K142, Class A1	2.40%	12/25/31	4,458,121
200,000,000	Series 2022-K148, Class XAM, IO (f)	0.39%	08/25/32	3,197,254
4,533,430	Series 2022-K150, Class A1	4.00%	12/25/31	4,493,870
641,673	Series 2022-K152, Class A1	3.78%	01/25/32	635,341
4,899,096	Series 2023-K154, Class A1	4.36%	02/25/32	4,914,468
10,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	10,322,790
113,233,000	Series 2024-K757, Class XAM, IO (f)	1.18%	08/25/31	5,297,691
11,475,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	11,516,447
9,700,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,782,752
213,452,835	Series 2025-K541, Class X1, IO (f)	0.81%	02/25/30	4,773,062
	Federal National Mortgage Association Alternative Credit Enhancement Securities
7,433,814	Series 2017-M8, Class A2	3.06%	05/25/27	7,360,202
23,520,747	Series 2023-M1, Class 2A1 (f)	4.05%	12/25/37	22,691,302
27,279,533	Series 2023-M1, Class Z (f)	4.05%	01/25/53	21,057,083
13,805,414	Series 2024-M3, Class Z (f)	4.66%	04/25/53	11,720,958
	Government National Mortgage Association
1,287,589	Series 2011-31, Class Z (b)	3.45%	09/16/52	1,148,284
20,582,078	Series 2012-120, Class Z (b)	2.46%	01/16/55	13,415,859
85,345	Series 2013-74, Class AG (f)	2.55%	12/16/53	71,437
3,623	Series 2013-194, Class AE (b)	2.75%	11/16/44	3,448
18,064,736	Series 2015-30, Class DZ	2.95%	05/16/55	16,231,122
2,440,864	Series 2015-125, Class VA (b)	2.70%	05/16/35	2,351,421
3,476,482	Series 2017-23, Class Z	2.50%	05/16/59	2,029,818
4,523,409	Series 2017-35, Class Z	2.50%	05/16/59	2,765,642
1,933,767	Series 2017-106, Class AE	2.60%	12/16/56	1,626,764
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$2,884,631	Series 2017-146, Class Z	2.60%	09/16/57	$1,773,866
4,729,826	Series 2018-4, Class Z	2.50%	10/16/59	2,581,317
18,915,708	Series 2018-123, Class Z	2.50%	06/16/60	13,875,402
27,053,819	Series 2018-170, Class Z	2.50%	11/16/60	19,668,289
19,987,748	Series 2019-7, Class Z	2.50%	01/16/61	12,614,272
2,076,458	Series 2019-104, Class Z	2.80%	05/16/61	1,093,956
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,387,321
9,382,547	Series 2020-169, Class Z	1.83%	06/16/62	3,247,702
27,111,643	Series 2021-31, Class IO, IO (f)	0.94%	01/16/61	1,848,320
24,235,275	Series 2022-43, Class Z	2.00%	09/16/61	12,053,312
20,665,093	Series 2022-106, Class Z	2.00%	05/16/63	11,871,883
49,596,181	Series 2024-32, Class IO, IO (f)	0.70%	06/16/63	2,604,043
38,869,353	Series 2025-21, Class IO, IO (f)	0.95%	04/16/65	2,735,252
69,668,180	Series 2025-153, Class IO, IO (f)	0.85%	09/16/67	5,227,008
197,873,544	Series 2025-206, Class IO, IO (f)	0.80%	04/16/64	11,955,757
				480,088,708
	Pass-Through Securities — 31.0%
	Federal Home Loan Mortgage Corporation
358,883	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (c)	5.07%	12/01/48	361,038
44,672	Pool A19763	5.00%	04/01/34	44,536
208,592	Pool A47828	3.50%	08/01/35	202,426
78,296	Pool A47937	5.50%	08/01/35	79,953
48,109	Pool A48972	5.50%	05/01/36	49,698
44,804	Pool A54675	5.50%	01/01/36	46,283
96,168	Pool A65324	5.50%	09/01/37	98,725
53,586	Pool A97294	4.00%	02/01/41	51,676
473,977	Pool B70791	4.00%	06/01/39	468,593
1,366	Pool C01310	6.50%	03/01/32	1,419
6,556	Pool C03458	5.00%	02/01/40	6,648
63,443	Pool C04269	3.00%	10/01/42	58,144
8,593	Pool C91482	3.50%	07/01/32	8,414
6,392	Pool G01443	6.50%	08/01/32	6,639
123,687	Pool G02017	5.00%	12/01/35	125,411
67,243	Pool G04814	5.50%	10/01/38	69,226
6,331	Pool G05173	4.50%	11/01/31	6,302
57,294	Pool G05275	5.50%	02/01/39	58,390
34,728	Pool G05449	4.50%	05/01/39	34,496
103,811	Pool G06583	5.00%	06/01/41	105,264
247,036	Pool G07100	5.50%	07/01/40	254,144
29,528	Pool G07266	4.00%	12/01/42	28,329
207,468	Pool G07329	4.00%	01/01/43	200,132
213,187	Pool G07683	4.00%	03/01/44	205,777
1,011	Pool G08113	6.50%	02/01/36	1,065
914	Pool G14348	4.00%	10/01/26	913
438	Pool G15949	4.00%	01/01/29	437
6,137	Pool G60020	4.50%	12/01/43	5,998
214,711	Pool G60114	5.50%	06/01/41	221,798
372,659	Pool G60168	4.50%	07/01/45	367,516
141,498	Pool G60194	3.50%	08/01/45	132,211
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$125,082	Pool G60808	3.00%	10/01/46	$112,905
1,857	Pool H09034	5.50%	05/01/37	1,870
57,366	Pool N70075	5.00%	01/01/35	57,216
146,249	Pool N70081	5.50%	07/01/38	147,883
35,992	Pool Q07189	4.00%	04/01/42	34,719
11,900	Pool Q07479	3.50%	04/01/42	11,239
50,067	Pool Q11791	3.50%	10/01/42	47,172
33,555	Pool Q11836	3.50%	10/01/42	31,548
240,270	Pool Q14034	3.50%	12/01/42	226,672
295,180	Pool Q54651	4.50%	03/01/48	290,679
357,998	Pool Q55037	4.50%	04/01/48	352,638
1,406,727	Pool Q61217	4.00%	01/01/49	1,340,878
7,440,369	Pool SC0252	3.00%	01/01/42	6,837,926
9,805,031	Pool SD0844	3.50%	07/01/47	9,206,685
7,628,487	Pool SD0887	3.50%	09/01/49	7,123,402
12,115,382	Pool SD0948	3.00%	05/01/47	11,016,800
16,637,627	Pool SD0949	3.00%	09/01/48	15,200,013
11,986,182	Pool SD0954	3.00%	02/01/47	10,972,491
7,935,926	Pool SD0961	3.50%	11/01/48	7,398,996
8,065,194	Pool SD1169	3.50%	02/01/48	7,543,346
14,607,160	Pool SD1170	3.50%	09/01/49	13,630,775
4,180,191	Pool SD1289	3.00%	10/01/50	3,759,684
5,318,592	Pool SD1361	3.50%	02/01/50	4,971,411
29,098,228	Pool SD3140	3.50%	06/01/52	26,540,882
8,182,172	Pool SD4005	4.00%	12/01/49	7,830,751
14,843,503	Pool SD6833	3.00%	02/01/50	13,055,818
14,264,304	Pool SD7509	3.00%	11/01/49	12,736,402
3,818,949	Pool SD7550	3.00%	02/01/52	3,408,504
15,022,022	Pool SE9110	2.00%	04/01/52	11,823,001
5,515,870	Pool SF5029	3.50%	02/01/46	5,171,763
26,564,015	Pool SL0847	3.50%	04/01/49	24,527,474
13,778,021	Pool SL1390	4.00%	07/01/50	13,141,846
64,209,990	Pool SL1523	3.50%	07/01/50	59,036,587
112,124,797	Pool SL2533	4.00%	05/01/49	105,975,388
19,759,144	Pool SL3824	3.50%	09/01/47	18,199,613
116,068	Pool U50165	4.00%	05/01/32	114,983
1,131,890	Pool U59020	4.00%	06/01/35	1,114,007
621,992	Pool U64762	4.50%	10/01/45	615,194
29,336	Pool U80212	3.50%	02/01/33	28,488
52,825	Pool U90245	3.50%	10/01/42	49,594
517,203	Pool U90690	3.50%	06/01/42	485,572
6,663	Pool U90932	3.00%	02/01/43	6,103
77,824	Pool U99096	4.50%	05/01/44	77,263
8,129,887	Pool ZA4196	3.00%	04/01/43	7,431,334
11,644,316	Pool ZL8982	3.50%	01/01/45	10,891,564
733,196	Pool ZS2492	6.50%	04/01/35	760,729
14,993,933	Pool ZS9446	3.50%	08/01/45	14,068,743
20,402,315	Pool ZS9776	3.50%	08/01/46	18,997,678
38,213,997	Pool ZT0779	3.00%	09/01/47	34,098,847
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association
$21,381	Pool 190371	6.50%	07/01/36	$22,720
11,789	Pool 255190	5.50%	05/01/34	12,035
35,497	Pool 256181	5.50%	03/01/36	35,683
3,041	Pool 256808	5.50%	07/01/37	3,009
28,004	Pool 256936	6.00%	10/01/37	29,046
13,886,070	Pool 310208	3.00%	03/01/48	12,246,366
14,111,116	Pool 310211	3.50%	07/01/48	12,995,129
20,734,012	Pool 310230	3.50%	02/01/48	19,054,567
4,724	Pool 555851	6.50%	01/01/33	4,901
139,512	Pool 735415	6.50%	12/01/32	145,157
9,967	Pool 747097	6.00%	10/01/29	9,995
85,475	Pool 788149	5.50%	05/01/33	86,627
133,704	Pool 850000	5.50%	01/01/36	137,951
27,052	Pool 871039	5.50%	02/01/37	27,112
39,231	Pool 888163	7.00%	12/01/33	41,415
5,985	Pool 890149	6.50%	10/01/38	6,365
458,563	Pool 890556	4.50%	10/01/43	450,486
4,960	Pool 930562	5.00%	02/01/39	5,024
75,483	Pool 953115	5.50%	11/01/38	77,120
14,701	Pool 976871	6.50%	08/01/36	15,250
8,060	Pool 995097	6.50%	10/01/37	8,570
21,865	Pool 995228	6.50%	11/01/38	23,251
53,092	Pool AA3303	5.50%	06/01/38	53,672
748,647	Pool AB2506	5.00%	03/01/41	757,068
1,997,933	Pool AB2959	4.50%	07/01/40	1,945,096
306,514	Pool AB8676	3.50%	05/01/42	285,727
2,503	Pool AD5222	4.50%	05/01/30	2,504
96,680	Pool AE0137	4.50%	03/01/36	95,924
1,592,939	Pool AE7733	5.00%	11/01/40	1,613,295
344,023	Pool AE9959	5.00%	03/01/41	347,429
185,796	Pool AH0979	3.50%	01/01/41	173,142
60,996	Pool AH1141	4.50%	12/01/40	60,515
50,131	Pool AI6093	4.50%	06/01/31	50,198
13,481	Pool AI6581	4.50%	07/01/41	13,375
1,026,883	Pool AI9124	4.00%	08/01/42	989,368
702,380	Pool AI9158	6.50%	01/01/41	758,768
36,572	Pool AL0212	5.50%	02/01/38	37,253
38,080	Pool AL2142	6.50%	09/01/38	40,375
47,617	Pool AL2892	3.50%	12/01/42	44,715
291,673	Pool AL3093	3.50%	02/01/43	273,836
356,859	Pool AL5890	4.50%	03/01/43	354,042
249,963	Pool AL7637	5.00%	01/01/42	248,937
566,583	Pool AL7905	4.50%	03/01/34	563,847
48,590,847	Pool AL9394	3.00%	11/01/46	43,283,815
9,435,986	Pool AL9401	4.00%	02/01/46	9,080,952
4,901,791	Pool AL9566	3.50%	06/01/46	4,597,906
838,321	Pool AL9777	4.50%	01/01/47	824,960
148,464	Pool AP1197	3.50%	09/01/42	139,754
81,958	Pool AP7963	4.00%	09/01/42	78,880
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,132,940	Pool AQ0411	3.50%	10/01/42	$1,067,173
163,720	Pool AQ9999	3.00%	02/01/43	149,763
1,563,365	Pool AS1719	5.00%	02/01/44	1,576,402
122,296	Pool AS7211	3.00%	04/01/46	111,896
25,536,458	Pool AS7738	3.00%	08/01/46	22,909,806
33,396,017	Pool AS7749	3.50%	08/01/46	30,947,485
143,379	Pool AS9990	4.50%	07/01/47	140,739
47,989	Pool AT0332	3.00%	04/01/43	44,128
52,490	Pool AY0013	4.50%	01/01/45	50,926
14,664,153	Pool BF0207	4.50%	04/01/47	14,465,212
9,449	Pool BH9428	4.50%	09/01/47	9,266
30,564	Pool BJ6232	5.00%	04/01/48	30,598
284,072	Pool BJ9100	4.50%	02/01/48	279,526
200,176	Pool BJ9111	4.50%	03/01/48	197,233
762,103	Pool BJ9124	4.50%	04/01/48	750,050
8,249,726	Pool BM3867	4.00%	02/01/46	7,949,144
2,912,681	Pool BM4785	4.50%	10/01/38	2,913,296
3,915,989	Pool BM5671	4.50%	01/01/49	3,857,631
8,018,199	Pool BM6429	3.00%	09/01/48	7,071,721
17,760,540	Pool BM6732	4.00%	11/01/48	17,099,971
13,514,741	Pool BM7079	4.00%	10/01/48	12,867,829
5,892,694	Pool BM7129	3.00%	01/01/47	5,390,610
15,111,983	Pool BM7521	3.50%	10/01/48	14,013,423
25,339,475	Pool BM7665	3.50%	02/01/48	23,434,261
762,430	Pool BN4059	4.00%	12/01/48	715,067
6,735,000	Pool BS3035	1.39%	09/01/28	6,332,015
3,474,903	Pool BV8046	4.50%	09/01/52	3,401,233
2,779,370	Pool CA2947	4.00%	12/01/48	2,646,738
16,645,319	Pool CA8513	2.50%	01/01/51	14,006,015
47,276,412	Pool FA1024	2.50%	05/01/51	39,785,215
22,185,139	Pool FA1348	4.50%	09/01/52	21,978,062
15,848,288	Pool FA1641	4.50%	09/01/50	15,582,727
48,002,384	Pool FA2450	4.00%	03/01/47	45,973,149
23,571,729	Pool FA5031	3.50%	05/01/47	21,725,945
11,501,743	Pool FA5146	4.50%	01/01/50	11,410,979
1,260,438	Pool FM1284	3.50%	02/01/46	1,183,401
1,083,852	Pool FM1285	4.00%	10/01/43	1,043,938
10,243,606	Pool FM2197	4.50%	03/01/47	10,102,687
21,495,082	Pool FM2863	3.50%	09/01/48	20,015,802
58,203,759	Pool FM2972	4.00%	12/01/44	56,091,947
67,077,369	Pool FM3003	4.00%	05/01/49	64,491,031
4,995,029	Pool FM8218	4.00%	04/01/48	4,777,277
3,331,693	Pool FM9408	4.50%	06/01/46	3,271,137
13,394,536	Pool FP0122	4.50%	07/01/51	13,064,335
10,144,913	Pool FS0045	3.00%	09/01/47	9,165,849
10,537,323	Pool FS0074	3.00%	01/01/47	9,643,358
26,160,647	Pool FS0742	3.50%	05/01/44	24,587,502
9,441,200	Pool FS1046	4.50%	11/01/49	9,269,692
15,462,199	Pool FS1385	3.50%	11/01/48	14,434,874
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$27,337,607	Pool FS1797	3.50%	07/01/46	$25,629,353
6,697,181	Pool FS1884	4.00%	05/01/42	6,438,232
31,694,647	Pool FS2044	4.50%	07/01/44	31,258,512
20,098,581	Pool FS2127	3.50%	06/01/48	18,764,447
6,108,642	Pool FS2787	4.00%	10/01/48	5,886,603
12,511,053	Pool FS2796	3.50%	08/01/47	11,707,074
13,673,907	Pool FS2925	3.00%	08/01/48	12,503,039
31,514,224	Pool FS3541	3.50%	08/01/52	28,745,987
1,072,600	Pool FS4013	4.00%	04/01/42	1,038,657
1,147,350	Pool FS4015	5.50%	03/01/49	1,178,793
20,900,957	Pool FS4157	4.00%	05/01/49	19,906,468
45,211,053	Pool FS8780	3.00%	07/01/50	40,624,786
21,339	Pool MA0096	4.50%	06/01/29	21,353
10,476	Pool MA0295	5.00%	01/01/30	10,576
14,601	Pool MA1222	4.00%	10/01/32	14,436
34,581	Pool MA1228	3.00%	09/01/42	31,634
1,591	Pool MA2509	3.00%	01/01/46	1,403
115,091	Pool MA3101	4.50%	08/01/47	112,954
80,518	Pool MA3123	5.00%	08/01/47	80,952
11,337,015	Pool MA4271	1.50%	02/01/51	8,478,730
6,417,889	Pool MA4341	2.50%	05/01/51	5,292,979
8,731,000	Pool TBA	4.00%	06/15/41	8,503,117
2,076,000	Pool TBA (h)	2.50%	06/15/56	1,737,952
14,083,000	Pool TBA	3.00%	06/15/56	12,323,444
52,967,000	Pool TBA	3.50%	06/15/56	48,186,502
43,203,000	Pool TBA (h)	5.00%	06/15/56	42,521,726
94,493,000	Pool TBA (h)	5.50%	06/15/56	94,867,072
4,951,000	Pool TBA	3.00%	07/15/56	4,329,319
48,390,000	Pool TBA	4.00%	07/15/56	45,291,913
81,494,000	Pool TBA	5.50%	07/15/56	81,733,845
	Government National Mortgage Association
17,113	Pool 3227	6.00%	04/20/32	17,690
21,898	Pool 487108	6.00%	04/15/29	22,084
11,714	Pool 553144	5.50%	04/15/33	11,868
49,351	Pool 604338	5.00%	05/15/33	49,913
36,343	Pool 604897	5.00%	12/15/33	36,398
47,529	Pool 605389	5.00%	04/15/34	47,875
92,741	Pool 615403	4.50%	08/15/33	92,121
3,693	Pool 627123	5.50%	03/15/34	3,725
57,048	Pool 638704	5.50%	11/15/36	60,104
38,024	Pool 653143	4.90%	04/15/36	37,889
194,490	Pool 658324	5.50%	03/15/37	201,031
9,530	Pool 687833	6.00%	08/15/38	9,945
35,441	Pool 706840	4.50%	05/15/40	35,684
147,393	Pool 706855	4.50%	09/15/40	148,402
154,324	Pool 711483	4.00%	01/15/40	149,808
78,112	Pool 711543	4.00%	11/15/40	75,825
505,871	Pool 711563	4.50%	03/15/41	509,337
2,651,356	Pool 720225	4.50%	07/15/39	2,615,248
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$163,701	Pool 723216	4.50%	08/15/40	$161,103
39,718	Pool 723248	5.00%	10/15/39	40,611
136,708	Pool 724230	5.00%	08/15/39	139,202
36,880	Pool 724267	5.00%	09/15/39	37,553
106,822	Pool 724340	4.50%	09/15/39	105,701
68,568	Pool 725272	4.50%	11/15/39	67,854
22,904	Pool 726394	4.50%	10/15/39	22,679
130,174	Pool 733595	4.50%	04/15/40	128,475
53,629	Pool 733733	5.00%	06/15/40	54,505
348,529	Pool 736317	4.25%	06/20/36	342,100
67,249	Pool 736617	4.00%	12/15/35	65,507
538,341	Pool 737673	4.50%	11/15/40	528,836
110,397	Pool 737996	4.00%	02/15/41	105,069
74,729	Pool 743673	4.50%	07/15/40	74,146
195,527	Pool 745478	5.00%	08/20/40	196,275
425,948	Pool 748939	4.00%	09/20/40	404,487
53,496	Pool 754384	4.50%	03/20/42	53,899
199,954	Pool 762905	4.50%	04/15/41	196,995
584,163	Pool 769102	4.50%	07/20/41	577,728
146,355	Pool 781623	5.00%	06/15/33	147,679
21,561	Pool 781697	6.00%	11/15/33	22,398
121,907	Pool 781824	5.50%	11/15/34	124,216
4,571	Pool 781862	5.50%	01/15/35	4,704
2,679	Pool 782070	7.00%	06/15/32	2,722
27,527	Pool 782810	4.50%	11/15/39	27,377
46,653	Pool 783091	5.50%	06/15/40	48,557
86,934	Pool 783375	5.00%	08/15/41	88,218
119,415	Pool 783760	5.00%	02/15/42	122,100
2,104,180	Pool 784063	5.00%	09/20/45	2,134,817
267,347	Pool 784343	5.00%	02/15/41	273,259
2,769,018	Pool 784752	4.00%	03/15/45	2,688,097
841,205	Pool 785020	3.00%	05/20/50	733,955
1,618,780	Pool AC0197	4.00%	12/20/42	1,547,663
20,632	Pool AG8899	4.00%	12/20/43	19,613
471,311	Pool AI6317	4.50%	06/20/44	459,677
232,749	Pool AK2389	4.50%	11/20/44	227,481
55,168	Pool AN4469	5.00%	12/15/40	55,713
127,582	Pool AR8421	5.00%	10/20/41	129,154
641,290	Pool BB1216	4.50%	06/20/47	624,802
329,469	Pool BB4731	4.00%	07/20/47	309,651
246,858	Pool BB4757	4.00%	08/20/47	234,798
82,103	Pool BB4769	4.00%	08/20/47	77,280
210,217	Pool BD0483	4.50%	11/20/47	204,814
294,491	Pool BF0415	5.00%	06/20/35	293,583
255,053	Pool BL6909	5.00%	03/20/49	255,360
55,272	Pool MA1162	6.00%	07/20/43	58,123
7,984	Pool MA2215	3.50%	09/20/44	7,175
50,916	Pool MA2759	6.00%	01/20/45	53,502
25,052	Pool MA2897	6.00%	03/20/45	26,344
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$1,134,535	Pool MA5714	6.00%	01/20/49	$1,185,530
66,441,115	Pool MA7192	2.00%	02/20/51	54,735,105
42,246,000	Pool TBA (h)	3.50%	06/15/56	38,153,418
7,571,000	Pool TBA (h)	4.00%	06/15/56	7,060,997
26,659,000	Pool TBA (h)	4.50%	06/15/56	25,686,363
5,000,000	Pool TBA	5.50%	06/15/56	5,028,886
3,501,000	Pool TBA	4.00%	07/15/56	3,264,069
2,500,000	Pool TBA	5.00%	07/15/56	2,470,974
				1,911,225,577
	Total U.S. Government Agency Mortgage-Backed Securities			4,635,393,490
	(Cost $4,756,570,189)
U.S. GOVERNMENT BONDS AND NOTES — 10.6%
10,000,000	U.S. Treasury Bond	2.50%	02/15/45	6,948,437
5,000,000	U.S. Treasury Bond	2.88%	08/15/45	3,679,102
11,500,000	U.S. Treasury Bond	3.00%	11/15/45	8,616,016
7,436,000	U.S. Treasury Bond	2.50%	02/15/46	5,080,589
15,562,000	U.S. Treasury Bond	2.25%	08/15/46	10,050,256
3,718,000	U.S. Treasury Bond	2.88%	11/15/46	2,692,500
2,000,000	U.S. Treasury Bond	2.25%	08/15/49	1,230,313
6,361,000	U.S. Treasury Bond	2.00%	02/15/50	3,661,551
19,500,000	U.S. Treasury Bond	1.38%	08/15/50	9,423,984
33,300,000	U.S. Treasury Bond, STRIPS	(e)	11/15/33	24,160,865
14,450,000	U.S. Treasury Bond, STRIPS	(e)	02/15/34	10,347,159
23,400,000	U.S. Treasury Bond, STRIPS	(e)	05/15/34	16,554,065
13,500,000	U.S. Treasury Bond, STRIPS	(e)	08/15/34	9,427,057
70,333,000	U.S. Treasury Bond, STRIPS	(e)	11/15/34	48,489,130
63,418,000	U.S. Treasury Bond, STRIPS	(e)	02/15/35	43,179,941
63,205,000	U.S. Treasury Bond, STRIPS	(e)	05/15/35	42,497,339
10,200,000	U.S. Treasury Bond, STRIPS	(e)	08/15/35	6,769,850
13,500,000	U.S. Treasury Bond, STRIPS	(e)	11/15/35	8,839,604
27,339,000	U.S. Treasury Bond, STRIPS	(e)	02/15/36	17,658,459
9,185,000	U.S. Treasury Bond, STRIPS	(e)	05/15/36	5,850,712
10,000,000	U.S. Treasury Bond, STRIPS	(e)	08/15/36	6,280,622
14,000,000	U.S. Treasury Bond, STRIPS	(e)	02/15/37	8,552,425
8,600,000	U.S. Treasury Bond, STRIPS	(e)	05/15/37	5,181,330
23,853,000	U.S. Treasury Bond, STRIPS	(e)	05/15/38	13,543,378
3,833,000	U.S. Treasury Bond, STRIPS	(e)	08/15/38	2,144,868
10,000,000	U.S. Treasury Bond, STRIPS	(e)	05/15/39	5,351,383
22,500,000	U.S. Treasury Bond, STRIPS	(e)	11/15/39	11,673,448
42,024,000	U.S. Treasury Bond, STRIPS	(e)	02/15/40	21,446,870
20,000,000	U.S. Treasury Bond, STRIPS	(e)	05/15/40	10,059,688
28,500,000	U.S. Treasury Bond, STRIPS	(e)	08/15/40	14,103,075
28,300,000	U.S. Treasury Bond, STRIPS	(e)	11/15/40	13,785,484
25,825,000	U.S. Treasury Bond, STRIPS	(e)	02/15/41	12,387,722
35,750,000	U.S. Treasury Bond, STRIPS	(e)	05/15/41	16,885,023
5,000,000	U.S. Treasury Bond, STRIPS	(e)	05/15/42	2,225,026
34,000,000	U.S. Treasury Bond, STRIPS	(e)	08/15/42	14,888,108
5,340,000	U.S. Treasury Bond, STRIPS	(e)	11/15/43	2,168,846
5,220,000	U.S. Treasury Bond, STRIPS	(e)	08/15/44	2,027,723
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$5,350,000	U.S. Treasury Bond, STRIPS	(e)	11/15/44	$2,050,163
31,690,200	U.S. Treasury Inflation Indexed Bond (i) (j)	2.13%	04/15/29	32,677,616
31,151,700	U.S. Treasury Inflation Indexed Bond (j)	1.63%	10/15/29	31,820,427
30,000,000	U.S. Treasury Note (i)	4.13%	02/15/27	30,086,706
4,000,000	U.S. Treasury Note	4.50%	04/15/27	4,027,718
10,000,000	U.S. Treasury Note	4.13%	11/15/27	10,037,305
15,000,000	U.S. Treasury Note	4.25%	01/15/28	15,089,648
18,000,000	U.S. Treasury Note	2.88%	05/15/28	17,644,570
58,600,000	U.S. Treasury Note (i)	4.13%	07/31/28	58,895,289
	Total U.S. Government Bonds and Notes			650,191,390
	(Cost $656,542,118)
MORTGAGE-BACKED SECURITIES — 8.1%
	Collateralized Mortgage Obligations — 5.9%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (g)	4.76%	04/25/49	8,732,227
1,214,130	Series 2019-3, Class A3 (g)	3.42%	10/25/48	1,170,015
1,298,708	Series 2021-1R, Class A2 (g)	1.48%	10/25/48	1,200,167
1,792,997	Series 2021-1R, Class A3 (g)	1.64%	10/25/48	1,655,716
	BRAVO Residential Funding Trust
717,625	Series 2021-NQM1, Class A2 (g)	1.26%	02/25/49	683,396
1,794,061	Series 2021-NQM1, Class A3 (g)	1.33%	02/25/49	1,708,040
743,320	Series 2025-NQM3, Class A1 (g)	5.57%	03/25/65	747,963
	Chase Home Lending Mortgage Trust
1,636,314	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (c) (g)	4.67%	07/25/49	1,600,467
	Chase Mortgage Finance Corp.
13,541,964	Series 2026-CINV1, Class A11, 30 Day Average SOFR + 1.20% (c) (g)	4.85%	01/25/57	13,562,998
	CIM Trust
615,565	Series 2019-INV1, Class A11 (g)	4.00%	02/25/49	588,639
	Citigroup Global Markets Mortgage Securities VII, Inc.
208	Series 2003-UP2, Class PO1, PO (d)	(e)	12/25/18	208
	COLT Mortgage Loan Trust
3,770,160	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (g) (k)	5.79%	04/25/70	3,805,925
	Connecticut Avenue Securities Trust
4,754,942	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (c) (g)	6.65%	01/25/42	4,815,452
1,074,802	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (c) (g)	4.70%	01/25/44	1,075,055
4,224,650	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	4.65%	05/25/44	4,230,316
4,510,708	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (c) (g)	4.65%	07/25/44	4,518,434
4,862,956	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	4.65%	02/25/45	4,872,531
	Credit Suisse Mortgage Trust
214,634	Series 2018-RPL9, Class A (g)	3.85%	09/25/57	206,428
397,952	Series 2021-RPL4, Class A1 (g)	4.15%	12/27/60	396,952
882,286	Series 2021-RPL6, Class A1 (g)	2.00%	10/25/60	798,590
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (g)	3.47%	11/25/59	2,338,236
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Ellington Financial Mortgage Trust (Continued)
$5,177,084	Series 2022-2, Class A1 (g)	5.30%	04/25/67	$5,165,237
5,258,194	Series 2023-1, Class A1, steps up to 6.73% on 01/01/2027 (g) (k)	5.73%	02/25/68	5,255,653
2,882,907	Series 2025-NQM6, Class A1 (b) (g)	5.00%	12/25/70	2,875,925
1,281,014	Series 2026-AE1, Class A29, 30 Day Average SOFR + 1.15% (c) (g)	4.80%	11/25/60	1,281,929
1,492,893	Series 2026-NQM3, Class A1 (b) (g)	5.03%	03/25/71	1,489,644
	FARM Mortgage Trust
4,747,896	Series 2024-1, Class A (f) (g)	4.68%	10/01/53	4,594,397
5,362,910	Series 2024-2, Class A (f) (g)	5.16%	08/01/54	5,237,627
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
9,016,875	Series 2017-1, Class M2 (g)	4.00%	01/25/56	8,798,782
	Flagstar Mortgage Trust
74,481	Series 2018-2, Class A4 (g)	3.50%	04/25/48	71,031
3,240,195	Series 2018-4, Class B1 (f) (g)	4.12%	07/25/48	3,020,123
1,120,845	Series 2019-2, Class A11 (g)	3.50%	12/25/49	1,010,768
	GCAT Trust
10,693,687	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (c) (g)	5.15%	12/25/55	10,750,081
	GS Mortgage-Backed Securities Trust
215,273	Series 2019-PJ3, Class A1 (g)	3.50%	03/25/50	202,608
2,722,174	Series 2021-PJ6, Class A8 (g)	2.50%	11/25/51	2,445,904
10,000,000	Series 2022-LTV1, Class A14 (g)	3.00%	06/25/52	7,223,594
7,313,365	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (c) (g)	5.00%	05/25/56	7,324,354
	HOMES Trust
3,857,497	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (g) (k)	5.22%	08/25/59	3,866,717
2,173,462	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (g) (k)	5.47%	06/25/60	2,184,459
2,739,495	Series 2025-AFC4, Class A1 (b) (g)	5.15%	11/25/60	2,739,435
4,428,817	Series 2026-AFC1, Class A1 (b) (g)	4.85%	02/25/61	4,405,587
	JP Morgan Mortgage Trust
3,029	Series 2004-S2, Class 5A1	5.50%	12/25/19	2,942
1,008,850	Series 2019-1, Class A5 (g)	4.00%	05/25/49	943,028
445,156	Series 2019-8, Class A15 (g)	3.50%	03/25/50	403,092
4,910,951	Series 2019-INV1, Class B1 (f) (g)	4.93%	09/25/49	4,789,736
824,574	Series 2019-INV2, Class A15 (g)	3.50%	02/25/50	747,795
2,981,439	Series 2020-INV1, Class A15 (g)	3.50%	08/25/50	2,679,978
11,850,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (g) (k)	5.64%	09/25/55	11,797,922
3,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (g) (k)	5.82%	11/25/55	2,997,778
2,899,426	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (c) (g)	4.75%	07/25/56	2,882,543
	Mello Mortgage Capital Acceptance
3,487,748	Series 2018-MTG2, Class A9 (g)	4.31%	10/25/48	3,337,167
	MetLife Securitization Trust
3,365,543	Series 2018-1A, Class A (g)	3.75%	03/25/57	3,266,141
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MFRA Trust
$10,424,148	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (g) (k)	5.72%	12/25/69	$10,496,533
1,559,114	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (g) (k)	5.44%	03/25/70	1,563,881
2,780,175	Series 2025-NQM5, Class A1 (b) (g)	5.19%	11/25/70	2,783,293
3,296,583	Series 2026-NQM1, Class A1 (b) (g)	5.05%	02/25/71	3,289,135
	Morgan Stanley Residential Mortgage Loan Trust
3,340,901	Series 2025-SPL1, Class A1 (b) (g)	4.25%	02/25/65	3,256,736
	New Residential Mortgage Loan Trust
2,473,673	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	2,456,170
2,360,411	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	2,277,069
1,769,396	Series 2016-3A, Class B1 (g)	4.00%	09/25/56	1,732,280
6,205,480	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (c) (g)	4.52%	01/25/48	6,130,315
	OBX Trust
450,870	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	430,130
5,604,079	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (c) (g)	5.00%	02/25/56	5,612,353
9,245,000	Series 2026-NQM4, Class A1LC, steps up to 6.23% on 03/01/2030 (g) (k)	5.23%	02/25/66	9,250,305
	Onslow Bay Mortgage Loan Trust
4,976,693	Series 2021-NQM4, Class A1 (g)	1.96%	10/25/61	4,274,978
1,799,274	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (g) (k)	5.60%	03/25/65	1,813,739
	PMT Loan Trust
13,227,500	Series 2025-CNF2, Class A26, 30 Day Average SOFR + 1.40% (c) (g)	5.05%	01/25/57	13,287,206
4,179,143	Series 2025-INV11, Class A36, 30 Day Average SOFR + 1.35% (c) (g)	5.00%	11/25/56	4,200,732
	PRKCM Trust
1,945,731	Series 2025-AFC2, Class A1 (b) (g)	5.02%	12/25/60	1,939,620
2,284,144	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (g) (k)	5.55%	02/25/60	2,295,644
797,258	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (g) (k)	5.65%	02/25/60	801,043
	Provident Funding Mortgage Trust
966,844	Series 2019-1, Class A5 (g)	3.00%	12/25/49	837,275
2,108,532	Series 2020-1, Class A5 (g)	3.00%	02/25/50	1,836,076
	PRPM LLC
334,341	Series 2024-8, Class A1, steps up to 8.90% on 12/25/2027 (g) (k)	5.90%	12/25/29	334,455
7,840,000	Series 2024-RCF2, Class A2, steps up to 4.75% on 03/25/2028 (g) (k)	3.75%	03/25/54	7,636,388
3,948,504	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (g) (k)	3.50%	05/25/54	3,858,895
8,240,004	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (g) (k)	4.00%	11/25/54	8,059,676
14,052,615	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (g) (k)	4.00%	12/25/54	13,734,585
4,984,367	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (g) (k)	6.47%	05/25/30	4,971,695
3,608,756	Series 2025-7, Class A1, steps up to 8.50% on 08/01/2028 (g) (k)	5.50%	08/25/30	3,609,790
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC (Continued)
$1,228,141	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/2029 (g) (k)	4.50%	08/25/55	$1,209,490
1,675,820	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/2029 (g) (k)	4.84%	10/25/55	1,662,900
2,678,892	Series 2025-RCF6, Class A1, steps up to 5.94% on 12/01/2029 (g) (k)	4.94%	12/25/55	2,657,295
1,729,215	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (g) (k)	3.25%	04/25/55	1,676,306
4,963,737	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (g) (k)	3.00%	05/25/55	4,722,895
	PRPM Trust
4,049,849	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (g) (k)	5.69%	04/25/70	4,074,900
1,954,444	Series 2025-NQM6, Class A1 (b) (g)	4.99%	12/25/70	1,945,776
3,409,020	Series 2026-NQM1, Class A1 (b) (g)	5.13%	02/25/71	3,403,641
	Redwood Funding Trust
2,944,006	Series 2025-3, Class A (g)	6.23%	12/27/56	2,970,403
8,999,000	Series 2026-2, Class A (g) (l)	6.26%	11/27/56	8,998,987
	Santander Mortgage Asset Receivable Trust
4,333,126	Series 2026-NQM3, Class A1 (b) (g)	5.18%	03/25/66	4,332,958
	Sequoia Mortgage Trust
152,354	Series 2017-CH1, Class A13 (g)	4.00%	08/25/47	144,376
4,205,080	Series 2018-CH1, Class B1B (g)	4.42%	03/25/48	4,045,486
	Starwood Mortgage Residential Trust
6,338,685	Series 2022-3, Class A1 (g)	5.16%	03/25/67	6,323,311
	TIAA Bank Mortgage Loan Trust
681,889	Series 2018-3, Class A1 (g)	4.00%	11/25/48	647,421
	Towd Point Mortgage Trust
1,850,000	Series 2017-4, Class B4 (g)	3.63%	06/25/57	1,448,633
5,355,142	Series 2019-1, Class A1 (g)	3.75%	03/25/58	5,215,601
2,476,172	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (g)	4.77%	05/25/58	2,522,590
	TRK Trust
2,334,127	Series 2021-INV1, Class A1 (g)	1.15%	07/25/56	2,113,701
	Vista Point Securitization Trust
4,724,771	Series 2020-1, Class M1 (g)	4.15%	03/25/65	4,704,977
	Wells Fargo Mortgage Backed Securities Trust
155,608	Series 2019-1, Class A1 (g)	3.92%	11/25/48	147,354
	WinWater Mortgage Loan Trust
434,592	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	421,308
2,509,671	Series 2016-1, Class B1 (f) (g)	3.78%	01/20/46	2,409,170
				363,069,208
	Commercial Mortgage-Backed Securities — 2.2%
	Arbor Multifamily Mortgage Securities Trust
7,400,000	Series 2020-MF1, Class A4 (g)	2.50%	05/15/53	6,900,836
2,963,000	Series 2020-MF1, Class AS (g)	3.06%	05/15/53	2,760,889
	BANK
7,661,670	Series 2019-BN23, Class XA, IO (f)	0.80%	12/15/52	155,560
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BANK (Continued)
$8,142,139	Series 2020-BN26, Class XA, IO (f)	1.31%	03/15/63	$270,551
3,450,000	Series 2022-BNK43, Class ASB	4.50%	08/15/55	3,438,724
	BBCMS Mortgage Trust
8,812,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (c) (g)	4.57%	03/15/37	8,341,608
	Benchmark Mortgage Trust
75,072,729	Series 2024-V6, Class XA, IO (f)	1.58%	03/15/57	2,479,585
	BMO Mortgage Trust
78,498,463	Series 2024-5C3, Class XA, IO (f)	1.35%	02/15/57	2,045,819
64,624,306	Series 2025-C13, Class XA, IO (f)	1.22%	10/15/58	4,891,375
	BOCA Commercial Mortgage Trust
4,650,000	Series 2025-BOCA, Class A, 1 Mo. CME Term SOFR + 1.60% (c) (g)	5.25%	12/15/42	4,663,242
	BPR Trust
4,207,570	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (c) (g)	5.52%	06/15/38	4,206,265
	BWAY Trust
3,753,000	Series 2025-1535, Class A (f) (g)	6.52%	05/05/42	3,798,960
2,859,000	Series 2025-1535, Class B (f) (g)	7.71%	05/05/42	2,972,983
	BX Commercial Mortgage Trust
2,900,000	Series 2020-VIV4, Class A (g)	2.84%	03/09/44	2,696,902
3,410,000	Series 2026-CSMO, Class A, 1 Mo. CME Term SOFR + 1.40% (c) (g)	5.05%	02/15/43	3,417,118
	BX Trust
3,500,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (c) (g)	5.20%	12/15/42	3,508,728
5,740,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (c) (g)	5.26%	07/15/42	5,752,084
3,245,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (c) (g)	5.35%	12/15/44	3,248,616
	CFCRE Commercial Mortgage Trust
194,166,726	Series 2017-C8, Class XA, IO (f)	1.60%	06/15/50	1,497,744
	Citigroup Commercial Mortgage Trust
58,185,054	Series 2016-P4, Class XA, IO (d) (f)	1.90%	07/10/49	2,938
	COMM Mortgage Trust
41,260,000	Series 2024-277P, Class X, IO (f) (g)	0.89%	08/10/44	892,586
	Credit Suisse Mortgage Trust
3,205,000	Series 2019-UVIL, Class A (g)	3.16%	12/15/41	3,014,102
	CSAIL Commercial Mortgage Trust
55,687,498	Series 2020-C19, Class XA, IO (f)	1.21%	03/15/53	1,751,450
	FIVE Mortgage Trust
25,977,590	Series 2023-V1, Class XA, IO (b)	0.87%	02/10/56	238,012
	GGP Trust
6,500,000	Series 2026-2PAK, Class A (f) (m)	6.03%	04/10/43	6,483,574
	GS Mortgage Securities Trust
4,025,000	Series 2024-FAIR, Class A (f) (g)	6.07%	07/15/29	4,100,087
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (g)	3.72%	11/05/38	4,232,924
	Houston Galleria Mall Trust
5,425,000	Series 2025-HGLR, Class A (f) (g)	5.64%	02/05/45	5,558,223
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$1,462,209	Series 2017-JP5, Class A4	3.46%	03/15/50	$1,459,694
3,561,390	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (c) (g)	4.91%	06/15/35	2,368,431
6,215,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (c) (g)	5.30%	01/15/41	6,227,443
	JW Trust
3,500,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (c) (g)	5.25%	11/15/39	3,510,877
	Morgan Stanley Capital I Trust
4,527,000	Series 2018-MP, Class A (f) (g)	4.42%	07/11/40	4,255,614
	MSWF Commercial Mortgage Trust
22,130,142	Series 2023-1, Class XA, IO (f)	1.09%	05/15/56	1,036,239
	NRTH Commercial Mortgage Trust
5,611,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (c) (g)	5.05%	10/15/40	5,615,824
	NY Commercial Mortgage Trust
3,230,000	Series 2025-299P, Class A (f) (g)	5.85%	02/10/47	3,355,405
	NYO Commercial Mortgage Trust
5,300,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (c) (g)	4.86%	11/15/38	5,298,224
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (g)	2.52%	09/15/54	2,084,095
	SKY Trust
1,218,649	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (c) (g)	6.24%	04/15/42	1,224,109
	Wells Fargo Commercial Mortgage Trust
3,519,700	Series 2018-C47, Class AS	4.67%	09/15/61	3,490,346
5,100,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (c) (g)	5.00%	08/15/42	5,102,700
				138,350,486
	Total Mortgage-Backed Securities			501,419,694
	(Cost $503,306,993)
ASSET-BACKED SECURITIES — 1.5%
	Capital Street Master Trust
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (c) (g)	4.74%	08/16/29	2,497,684
	CoreVest American Finance Trust
772,154	Series 2020-3, Class A (g)	1.36%	08/15/53	768,288
1,922,884	Series 2021-1, Class A (g)	1.57%	04/15/53	1,891,098
831,328	Series 2021-2, Class A (g)	1.41%	07/15/54	811,537
503,766	Series 2021-3, Class A (g)	1.90%	10/15/54	499,286
	Exeter Select Automobile Receivables Trust
4,250,000	Series 2025-1, Class D	6.14%	09/15/31	4,355,976
	FIGRE Trust
3,867,387	Series 2026-FL1, Class A1FC, steps up to 6.49% on 03/01/2030 (g) (k)	5.49%	03/25/56	3,883,294
5,672,200	Series 2026-FL1, Class A1LC, steps up to 6.49% on 03/01/2030 (g) (k)	5.49%	03/25/56	5,670,942
	FNA VI LLC
2,063,176	Series 2021-1A, Class A (g)	1.35%	01/10/32	1,920,676
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Gracie Point International Funding LLC
$16,300,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (c) (g)	5.15%	08/15/28	$16,327,053
	GSAMP Trust
595,885	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (c) (g)	3.50%	05/25/36	854,358
	Island Finance Trust
3,000,000	Series 2025-1A, Class A (g)	6.54%	03/19/35	3,021,296
	Oscar US Funding XVII LLC
4,900,000	Series 2024-2A, Class A3 (g)	4.47%	03/12/29	4,898,570
	Pagaya AI Debt Grantor Trust
2,360,823	Series 2024-10, Class A (g)	5.18%	06/15/32	2,367,961
2,838,785	Series 2024-11, Class A (g)	5.09%	07/15/32	2,848,089
3,364,214	Series 2025-1, Class A2 (g)	5.16%	07/15/32	3,376,405
1,428,238	Series 2025-2, Class A (b) (g)	4.96%	10/15/32	1,433,011
3,229,004	Series 2025-4, Class A2 (g)	5.37%	01/17/33	3,248,850
2,295,557	Series 2025-5, Class A2 (g)	5.11%	03/15/33	2,302,121
	PFS Financing Corp.
2,500,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (c) (g)	4.59%	04/15/29	2,509,492
	Progress Residential Trust
5,472,158	Series 2025-SFR1, Class A (g)	3.40%	02/17/42	5,199,344
4,341,000	Series 2025-SFR3, Class A (g)	3.39%	07/17/42	4,104,598
	Research-Driven Pagaya Motor Asset Trust
3,254,802	Series 2025-1A, Class A (g)	5.04%	06/27/33	3,261,302
5,699,016	Series 2026-R1A, Class A (g)	5.66%	07/25/34	5,706,848
	Research-Driven Pagaya Motor Trust
8,000,000	Series 2025-5A, Class A3 (g)	4.84%	06/26/34	8,011,173
	Total Asset-Backed Securities			91,769,252
	(Cost $91,016,389)
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
5,000,000	Tennessee Valley Authority	5.25%	02/01/55	4,876,685
	(Cost $4,826,150)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
20,000	First Trust AAA CMBS ETF (n)	406,442
90,000	First Trust Intermediate Government Opportunities ETF (n)	1,819,800
73,956	First Trust Long Duration Opportunities ETF (n)	1,590,794
22,500	First Trust Structured Credit Income Opportunities ETF (n)	464,625
	Total Exchange-Traded Funds	4,281,661
	(Cost $4,439,520)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 10.9%
$50,000,000	U.S. Treasury Bill	(e)	05/05/26	49,980,361
60,000,000	U.S. Treasury Bill	(e)	05/07/26	59,964,073
75,000,000	U.S. Treasury Bill	(e)	05/12/26	74,918,203
50,000,000	U.S. Treasury Bill	(e)	05/14/26	49,935,406
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS (Continued)
$50,000,000	U.S. Treasury Bill	(e)	05/19/26	$49,910,356
60,000,000	U.S. Treasury Bill	(e)	05/21/26	59,880,917
50,000,000	U.S. Treasury Bill	(e)	05/26/26	49,875,694
60,000,000	U.S. Treasury Bill	(e)	05/28/26	59,839,575
60,000,000	U.S. Treasury Bill	(e)	06/04/26	59,796,495
30,000,000	U.S. Treasury Bill	(e)	06/09/26	29,883,325
30,000,000	U.S. Treasury Bill	(e)	06/11/26	29,877,171
20,000,000	U.S. Treasury Bill	(e)	06/18/26	19,903,917
20,000,000	U.S. Treasury Bill	(e)	06/23/26	19,893,153
20,000,000	U.S. Treasury Bill	(e)	06/25/26	19,889,282
10,000,000	U.S. Treasury Bill	(e)	06/30/26	9,939,594
10,000,000	U.S. Treasury Bill	(e)	07/16/26	9,924,396
10,000,000	U.S. Treasury Bill	(e)	07/23/26	9,917,173
10,000,000	U.S. Treasury Bill	(e)	08/25/26	9,883,718
	Total U.S. Treasury Bills			673,212,809
	(Cost $673,201,735)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
64,076,728	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (o)	64,076,728
	(Cost $64,076,728)
	Total Investments — 107.5%	6,625,221,709
	(Cost $6,753,979,822)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.3)%
	Pass-Through Securities — (1.3)%
	Federal National Mortgage Association
$(4,090,000)	Pool TBA	3.50%	07/15/56	(3,716,706)
(63,285,000)	Pool TBA	4.50%	07/15/56	(60,788,766)
	Government National Mortgage Association
(20,999,000)	Pool TBA (h)	3.00%	06/15/56	(18,691,151)
	Total Investments Sold Short — (1.3)%			(83,196,623)
	(Proceeds $84,054,881)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.0)%
(657)	3 Month SOFR Futures, expiring December 2027	$(158,345,212)	$97.50	12/10/27	(238,162)
(306)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(63,380,250)	105.00	05/22/26	(4,782)
(90)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(18,641,250)	104.50	08/21/26	(16,875)
(18)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,728,250)	104.75	08/21/26	(2,531)
(586)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(63,155,234)	109.50	08/21/26	(155,656)
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(197)	U.S. 5-Year Treasury Note Futures, expiring September 2026	$(21,231,367)	$110.00	08/21/26	$(38,477)
(147)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(15,842,695)	111.00	08/21/26	(16,078)
(76)	U.S. 10-Year Treasury Note Futures, expiring June 2026	(8,405,125)	116.00	05/22/26	(0)
(70)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(7,726,250)	109.00	08/21/26	(150,937)
(127)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(14,017,625)	113.00	08/21/26	(49,609)
(111)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(12,251,625)	114.00	08/21/26	(27,750)
(92)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(10,154,500)	115.00	08/21/26	(15,813)
(228)	U.S. Treasury Long Bond Futures, expiring June 2026	(25,728,375)	120.00	05/22/26	(3,563)
(210)	U.S. Treasury Long Bond Futures, expiring June 2026	(23,697,188)	121.00	05/22/26	(3,281)
(468)	U.S. Treasury Long Bond Futures, expiring June 2026	(52,810,875)	122.00	05/22/26	(7,313)
(296)	U.S. Treasury Long Bond Futures, expiring June 2026	(33,401,750)	123.00	05/22/26	(0)
(57)	U.S. Treasury Long Bond Futures, expiring June 2026	(6,432,094)	128.00	05/22/26	(0)
(178)	U.S. Treasury Long Bond Futures, expiring September 2026	(20,002,750)	113.00	08/21/26	(394,937)
(192)	U.S. Treasury Long Bond Futures, expiring September 2026	(21,576,000)	116.00	08/21/26	(210,000)
(764)	U.S. Treasury Long Bond Futures, expiring September 2026	(85,854,500)	118.00	08/21/26	(537,187)
(72)	U.S. Treasury Long Bond Futures, expiring September 2026	(8,091,000)	119.00	08/21/26	(40,500)
(412)	U.S. Treasury Long Bond Futures, expiring September 2026	(46,298,500)	120.00	08/21/26	(193,125)
(185)	U.S. Treasury Long Bond Futures, expiring September 2026	(20,789,375)	121.00	08/21/26	(72,266)
(43)	U.S. Treasury Long Bond Futures, expiring December 2026	(4,816,000)	120.00	11/20/26	(32,922)
(262)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(29,569,156)	117.00	05/22/26	(8,188)
(225)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(25,882,031)	122.00	05/22/26	(3,516)
(19)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(2,185,594)	124.00	05/22/26	(0)
(18)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(2,070,563)	125.00	05/22/26	(0)
(15)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(1,719,375)	120.00	08/21/26	(15,000)
	Total Call Options Written				(2,238,468)
	(Premiums received $4,917,268)
	Put Options Written — (0.3)%
(500)	3 Month SOFR Futures, expiring December 2027	(120,506,250)	95.00	12/10/27	(196,875)
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(305)	3 Month SOFR Futures, expiring December 2027	$(73,508,813)	$95.50	12/10/27	$(173,469)
(887)	3 Month SOFR Futures, expiring December 2027	(213,778,087)	96.00	12/10/27	(742,862)
(543)	3 Month SOFR Futures, expiring December 2027	(130,869,787)	96.38	12/10/27	(627,844)
(720)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(149,130,000)	103.25	05/22/26	(90,000)
(290)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(60,066,250)	103.50	05/22/26	(77,032)
(420)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(86,992,500)	103.75	05/22/26	(223,125)
(838)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(173,570,750)	103.88	05/22/26	(602,312)
(111)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(22,990,875)	104.00	05/22/26	(104,063)
(244)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(26,984,875)	107.00	05/22/26	(3,813)
(507)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(105,012,375)	103.00	08/21/26	(190,125)
(209)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(43,289,125)	103.25	08/21/26	(107,766)
(248)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(51,367,000)	103.50	08/21/26	(174,375)
(18)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,728,250)	103.75	08/21/26	(17,156)
(720)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(77,641,875)	108.75	05/22/26	(703,125)
(367)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(39,575,789)	109.00	05/22/26	(441,547)
(403)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(43,432,695)	107.00	08/21/26	(239,281)
(1,651)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(177,933,945)	107.50	08/21/26	(1,264,047)
(45)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(4,849,805)	108.00	08/21/26	(44,648)
(1,200)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(129,328,125)	108.50	08/21/26	(1,528,126)
(36)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(3,879,000)	106.50	11/20/26	(25,031)
(85)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(9,381,875)	109.00	08/21/26	(67,734)
(36)	U.S. Treasury Long Bond Futures, expiring June 2026	(4,062,375)	106.00	05/22/26	(1,688)
(244)	U.S. Treasury Long Bond Futures, expiring June 2026	(27,533,875)	109.00	05/22/26	(38,125)
(70)	U.S. Treasury Long Bond Futures, expiring June 2026	(7,899,063)	110.00	05/22/26	(18,594)
(1,124)	U.S. Treasury Long Bond Futures, expiring June 2026	(126,836,375)	112.00	05/22/26	(790,312)
(735)	U.S. Treasury Long Bond Futures, expiring June 2026	(82,940,156)	114.00	05/22/26	(1,228,828)
(18)	U.S. Treasury Long Bond Futures, expiring September 2026	(2,022,750)	106.00	08/21/26	(14,625)
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(108)	U.S. Treasury Long Bond Futures, expiring September 2026	$(12,136,500)	$108.00	08/21/26	$(124,875)
(61)	U.S. Treasury Long Bond Futures, expiring September 2026	(6,854,875)	109.00	08/21/26	(84,828)
(277)	U.S. Treasury Long Bond Futures, expiring September 2026	(31,127,875)	110.00	08/21/26	(463,109)
(394)	U.S. Treasury Long Bond Futures, expiring September 2026	(44,275,750)	111.00	08/21/26	(788,000)
(144)	U.S. Treasury Long Bond Futures, expiring September 2026	(16,182,000)	112.00	08/21/26	(342,000)
(178)	U.S. Treasury Long Bond Futures, expiring September 2026	(20,002,750)	113.00	08/21/26	(506,187)
(734)	U.S. Treasury Long Bond Futures, expiring September 2026	(82,483,250)	116.00	08/21/26	(3,440,625)
(93)	U.S. Treasury Long Bond Futures, expiring December 2026	(10,416,000)	105.00	11/20/26	(98,813)
(139)	U.S. Treasury Long Bond Futures, expiring December 2026	(15,568,000)	110.00	11/20/26	(330,125)
(90)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(10,157,344)	111.00	05/22/26	(26,719)
(22)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(2,530,688)	112.00	05/22/26	(7,563)
(65)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(7,477,031)	113.00	05/22/26	(34,531)
(144)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(16,564,500)	115.00	05/22/26	(175,500)
(19)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(2,185,594)	116.00	05/22/26	(32,656)
	Total Put Options Written				(16,192,059)
	(Premiums received $13,883,360)
	Total Written Options				(18,430,527)
	(Premiums received $18,800,628)
	Net Other Assets and Liabilities — (5.9)%				(360,737,810)
	Net Assets — 100.0%				$6,162,856,749
Futures Contracts at April 30, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,084	Jun-2026	$431,648,500	$(2,435,536)

Futures Contracts Short
U.S. 5-Year Treasury Notes	2,881	Jun-2026	$(310,675,338)	$3,286,011
U.S. 10-Year Treasury Notes	3,135	Jun-2026	(346,711,406)	6,497,424
U.S. Treasury Long-Term Bond Futures	2,524	Jun-2026	(284,817,625)	4,861,154
Ultra 10-Year U.S. Treasury Notes	9,630	Jun-2026	(1,086,835,781)	23,204,676
Ultra U.S. Treasury Bond Futures	2,951	Jun-2026	(339,457,219)	5,954,881
			$(2,368,497,369)	$43,804,146
		Total	$(1,936,848,869)	$41,368,610

See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)	Inverse floating rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Floating or variable rate security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	Zero coupon security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $604,547,412 or 9.8% of net assets.

(h)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(i)	All or a portion of this security is segregated as collateral for open futures and options contracts. At April 30, 2026, the segregated value of these securities amounts to $94,931,593.
(j)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $8,998,987 or 0.1% of net assets.

(m)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(n)	Investment in an affiliated fund.
(o)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$4,635,393,490	$—	$4,635,393,490	$—
U.S. Government Bonds and Notes	650,191,390	—	650,191,390	—
Mortgage-Backed Securities	501,419,694	—	501,419,694	—
Asset-Backed Securities	91,769,252	—	91,769,252	—
U.S. Government Agency Securities	4,876,685	—	4,876,685	—
Exchange-Traded Funds*	4,281,661	4,281,661	—	—
U.S. Treasury Bills	673,212,809	—	673,212,809	—
Money Market Funds	64,076,728	64,076,728	—	—
Total Investments	6,625,221,709	68,358,389	6,556,863,320	—
Futures Contracts**	43,804,146	43,804,146	—	—
Total	$6,669,025,855	$112,162,535	$6,556,863,320	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(83,196,623)	$—	$(83,196,623)	$—
Written Options	(18,430,527)	(18,430,527)	—	—
Futures Contracts**	(2,435,536)	(2,435,536)	—	—
Total	$(104,062,686)	$(20,866,063)	$(83,196,623)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$6,620,940,048
Investments, at value - Affiliated	4,281,661
Total investments, at value	6,625,221,709
Cash segregated as collateral	3,744,832
Receivables:
Investment securities sold	2,351,572,539
Interest	21,692,102
Capital shares sold	17,457,444
Dividends	168,368
Total Assets	9,019,856,994

LIABILITIES:
Investments sold short, at value	83,196,623
Options contracts written, at value	18,430,527
Payables:
Investment securities purchased	2,748,708,619
Variation margin	3,456,040
Investment advisory fees	3,208,436
Total Liabilities	2,857,000,245
NET ASSETS	$6,162,856,749

NET ASSETS consist of:
Paid-in capital	$6,339,945,276
Par value	1,236,500
Accumulated distributable earnings (loss)	(178,325,027)
NET ASSETS	$6,162,856,749
NET ASSET VALUE, per share	$49.84
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	123,650,002
Investments, at cost - Unaffiliated	$6,749,540,302
Investments, at cost - Affiliated	$4,439,520
Total investments, at cost	$6,753,979,822
Investments sold short, proceeds	$84,054,881
Premiums received on options contracts written	$18,800,628
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$102,240,527
Dividends - Unaffiliated	1,020,211
Dividends - Affiliated	93,237
Total investment income	103,353,975

EXPENSES:
Investment advisory fees	18,536,097
Other expenses	3,911
Total expenses	18,540,008
Less fees waived by the investment advisor	(10,543)
Net expenses	18,529,465
NET INVESTMENT INCOME (LOSS)	84,824,510

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	990,274
Investments sold short	(39,463)
Written options contracts	16,333,022
Futures contracts	(19,893,970)
Net realized gain (loss)	(2,610,137)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(28,265,726)
Investments - Affiliated	(72,435)
Investments sold short	792,331
Written options contracts	(6,682,806)
Futures contracts	65,006,057
Net change in unrealized appreciation (depreciation)	30,777,421
NET REALIZED AND UNREALIZED GAIN (LOSS)	28,167,284
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,991,794
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$84,824,510	$212,476,867
Net realized gain (loss)	(2,610,137)	86,028,036
Net change in unrealized appreciation (depreciation)	30,777,421	42,901,395
Net increase (decrease) in net assets resulting from operations	112,991,794	341,406,298

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(119,884,002)	(207,519,004)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	588,355,991	942,672,173
Cost of shares redeemed	(5,005,080)	(36,639,953)
Net increase (decrease) in net assets resulting from shareholder transactions	583,350,911	906,032,220
Total increase (decrease) in net assets	576,458,703	1,039,919,514

NET ASSETS:
Beginning of period	5,586,398,046	4,546,478,532
End of period	$6,162,856,749	$5,586,398,046

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	112,000,002	93,600,002
Shares sold	11,750,000	19,150,000
Shares redeemed	(100,000)	(750,000)
Shares outstanding, end of period	123,650,002	112,000,002
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.88	$48.57	$46.76	$46.97	$50.40	$51.45
Income from investment operations:
Net investment income (loss)	0.72 (a)	2.09 (a)	2.05 (a)	1.72 (a)	0.85	0.39
Net realized and unrealized gain (loss)	0.26	1.26	1.91	(0.17)	(3.32)	(0.40)
Total from investment operations	0.98	3.35	3.96	1.55	(2.47)	(0.01)
Distributions paid to shareholders from:
Net investment income	(1.02)	(2.04)	(2.09)	(1.76)	(0.69)	(0.36)
Net realized gain	—	—	—	—	(0.27)	—
Return of capital	—	—	(0.06)	—	—	(0.68)
Total distributions	(1.02)	(2.04)	(2.15)	(1.76)	(0.96)	(1.04)
Net asset value, end of period	$49.84	$49.88	$48.57	$46.76	$46.97	$50.40
Total return (b)	1.96%	7.06%	8.59%	3.29%	(4.96)%	(0.02)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,162,857	$5,586,398	$4,546,479	$3,827,625	$4,863,247	$6,780,968
Ratio of total expenses to average net assets (c)	0.64% (d)	0.65%	0.64%	0.64%	0.65%	0.65%
Ratio of net expenses to average net assets (c)	0.64% (d)	0.65%	0.64%	—	—	—
Ratio of net investment income (loss) to average net assets (c)	2.92% (d)	4.27%	4.25%	3.60%	1.66%	0.75%
Portfolio turnover rate (e)	105%	268%	413%	646% (f)	831% (f)	495% (f)

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The portfolio turnover rate not including mortgage dollar rolls was 556%, 641%, and 368% for the years ended October 31, 2023, 2022, and 2021, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Low Duration Opportunities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “LMBS” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to generate current income. The Fund’s secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan’s principal and paying the loan’s interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund may also invest in securities of other investment companies, including ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are neither issued nor guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may also invest in to-be-announced transactions (“TBA Transactions”). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

(1)
“Government Entities” means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $6,483,574 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund held $124,501,959 of forward purchase commitments and $18,691,151 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When a Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2026, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$410,202	$—	$—	$(3,760)	$—	$406,442	$10,660
First Trust Intermediate Government Opportunities ETF	90,000	1,234,200	619,003	—	(33,403)	—	1,819,800	35,250
First Trust Long Duration Opportunities ETF	73,956	1,623,704	—	—	(32,910)	—	1,590,794	34,389
First Trust Structured Credit Income Opportunities ETF	22,500	466,987	—	—	(2,362)	—	464,625	12,938
		$3,735,093	$619,003	$—	$(72,435)	$—	$4,281,661	$93,237
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$204,646,004
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(18,646,455)
Accumulated capital and other gain (loss)	(46,433,011)
Net unrealized appreciation (depreciation)	(106,353,353)
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $46,433,011 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended October 31, 2025, the Fund utilized $20,490,329 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,651,124,313	$103,096,380	$(189,257,524)	$(86,161,144)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of LMBS, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the Fund’s acquired fund fees and expenses that are attributed to the Fund’s investment in the shares of investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of LMBS’s investment management agreement with First Trust; however, it is expected to remain in place at least until June 30, 2027. First Trust does not have the right to recover the waived fees. For the six months ended April 30, 2026, First Trust waived $10,543 of management fees.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2026, were $4,162,569,035 and $180,610,318, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2026 were $3,493,368,188 and $81,819,954, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $2,584,565,543 and $2,394,817,664, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$18,430,527
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	43,804,146	Unrealized depreciation on futures contracts*	2,435,536

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Written options contracts	$16,333,022
Futures contracts	(19,893,970)
Net change in unrealized appreciation (depreciation) on:
Written options contracts	(6,682,806)
Futures contracts	65,006,057
During the six months ended April 30, 2026, the premiums for written options contracts opened were $25,588,508 and the premiums for written options contracts closed, exercised and expired were $18,909,132.
The average notional value of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $2,554,462,867.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)
assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

First Trust SSI Strategic Convertible Securities ETF (FCVT)

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust SSI Strategic Convertible Securities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 82.4%
	Aerospace & Defense — 2.1%
$667,000	AeroVironment, Inc.	(a)	07/15/30	$678,339
246,000	Astronics Corp. (b)	(a)	01/15/31	366,471
863,000	BWX Technologies, Inc. (b)	(a)	11/01/30	935,492
200,000	Intuitive Machines, Inc. (b)	2.50%	10/01/30	444,560
				2,424,862
	Automobiles — 1.1%
265,000	NIO, Inc.	4.63%	10/15/30	277,985
985,000	Rivian Automotive, Inc.	3.63%	10/15/30	1,021,544
				1,299,529
	Banks — 0.3%
164,000	Morgan Stanley Finance LLC, Series B	1.00%	11/23/27	324,350
	Biotechnology — 6.1%
304,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	376,230
461,000	Arrowhead Pharmaceuticals, Inc.	(a)	01/15/32	525,724
348,000	Bridgebio Pharma, Inc.	1.75%	03/01/31	574,865
596,000	Bridgebio Pharma, Inc. (b)	0.75%	02/01/33	592,960
213,000	Celcuity, Inc.	2.75%	08/01/31	547,410
356,000	Cogent Biosciences, Inc.	1.63%	11/15/31	422,216
323,000	CRISPR Therapeutics AG (b)	1.73%	03/01/31	337,600
573,000	Cytokinetics, Inc. (b)	1.75%	10/01/31	732,724
484,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	616,858
980,000	Ionis Pharmaceuticals, Inc. (b)	(a)	12/01/30	1,018,587
97,000	Mirum Pharmaceuticals, Inc.	4.00%	05/01/29	305,841
337,000	PTC Therapeutics, Inc.	1.50%	09/15/26	428,201
509,000	Revolution Medicines, Inc.	0.50%	05/01/33	568,162
				7,047,378
	Broadline Retail — 1.2%
1,002,000	Alibaba Group Holding Ltd.	0.50%	06/01/31	1,448,140
	Capital Markets — 3.7%
492,000	Coinbase Global, Inc.	0.25%	04/01/30	479,331
408,000	Coinbase Global, Inc. (b)	(a)	10/01/32	345,474
408,000	Galaxy Digital Holdings, L.P. (b)	2.50%	12/01/29	586,296
1,526,000	Morgan Stanley Finance LLC (c) (d)	0.13%	04/26/30	1,902,540
809,000	WisdomTree, Inc. (b)	4.63%	08/15/30	952,193
				4,265,834
	Communications Equipment — 4.6%
914,000	Lumentum Holdings, Inc. (b)	0.38%	03/15/32	4,479,423
231,000	Viavi Solutions, Inc. (b)	0.63%	03/01/31	901,477
				5,380,900
	Construction & Engineering — 1.4%
505,000	Fluor Corp.	1.13%	08/15/29	678,594
518,000	Granite Construction, Inc.	3.25%	06/15/30	955,062
				1,633,656
	Consumer Finance — 0.3%
165,000	SoFi Technologies, Inc. (b)	1.25%	03/15/29	304,796
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services — 0.9%
$700,000	AST SpaceMobile, Inc. (b)	2.00%	01/15/36	$713,825
339,000	AST SpaceMobile, Inc. (b)	2.25%	04/15/36	316,626
				1,030,451
	Electric Utilities — 4.6%
520,000	Alliant Energy Corp. (b)	3.25%	05/30/28	559,494
537,000	Duke Energy Corp. (b)	3.00%	03/15/29	535,523
350,000	Evergy, Inc.	4.50%	12/15/27	477,488
600,000	FirstEnergy Corp. (b)	3.88%	01/15/31	667,500
1,416,000	NextEra Energy Capital Holdings, Inc.	3.00%	03/01/27	2,059,926
690,000	PG&E Corp.	4.25%	12/01/27	707,422
343,000	PPL Capital Funding, Inc.	2.88%	03/15/28	395,565
				5,402,918
	Electrical Equipment — 2.0%
304,000	Array Technologies, Inc. (b)	2.88%	07/01/31	395,200
1,090,000	Bloom Energy Corp. (b)	(a)	11/15/30	1,900,088
				2,295,288
	Electronic Equipment, Instruments & Components — 1.9%
355,000	Advanced Energy Industries, Inc.	2.50%	09/15/28	1,011,714
547,000	Mirion Technologies, Inc. (b)	(a)	10/01/31	543,171
654,000	OSI Systems, Inc. (b)	0.50%	02/01/31	700,238
				2,255,123
	Energy Equipment & Services — 1.3%
533,000	Liberty Energy, Inc. (b)	(a)	03/01/31	642,532
585,000	Solaris Energy Infrastructure, Inc.	0.25%	10/01/31	896,512
				1,539,044
	Entertainment — 3.0%
455,000	IMAX Corp. (b)	0.75%	11/15/30	509,941
535,000	Liberty Media Corp.	2.25%	08/15/27	626,218
179,000	Live Nation Entertainment, Inc.	3.13%	01/15/29	280,958
1,825,000	Live Nation Entertainment, Inc.	2.88%	01/15/30	2,036,700
				3,453,817
	Financial Services — 0.4%
310,000	HAT Holdings I LLC / HAT Holdings II LLC (b)	3.75%	08/15/28	494,218
	Food Products — 0.3%
308,000	Freshpet, Inc.	3.00%	04/01/28	378,932
	Ground Transportation — 0.8%
730,000	Uber Technologies, Inc.	0.88%	12/01/28	893,703
	Health Care Equipment & Supplies — 1.6%
433,000	Alphatec Holdings, Inc.	0.75%	03/15/30	431,008
400,000	Integer Holdings Corp.	1.88%	03/15/30	389,000
391,000	IRhythm Technologies, Inc.	1.50%	09/01/29	450,237
484,000	Lantheus Holdings, Inc.	2.63%	12/15/27	617,463
				1,887,708
	Health Care Providers & Services — 0.5%
552,000	Guardant Health, Inc. (b)	(a)	05/15/33	579,255
	Health Care REITs — 1.1%
573,000	Welltower OP LLC (b)	2.75%	05/15/28	1,308,445
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure — 1.1%
$300,000	Cheesecake Factory (The), Inc.	2.00%	03/15/30	$331,725
472,000	NCL Corp., Ltd.	0.88%	04/15/30	497,370
466,000	Trip.com Group Ltd.	0.75%	06/15/29	502,314
				1,331,409
	Independent Power and Renewable Electricity Producers — 0.6%
512,000	Ormat Technologies, Inc.	2.50%	07/15/27	686,387
	Interactive Media & Services — 2.0%
807,000	Morgan Stanley Finance LLC	0.13%	02/07/28	2,368,739
	IT Services — 5.2%
771,000	Akamai Technologies, Inc. (b)	0.25%	05/15/33	1,013,287
100,000	Applied Digital Corp.	2.75%	06/01/30	368,550
617,000	Cloudflare, Inc.	(a)	08/15/26	718,055
641,000	Cloudflare, Inc. (b)	(a)	06/15/30	737,468
776,000	CoreWeave, Inc. (b)	1.75%	12/01/31	1,008,373
321,000	CoreWeave, Inc. (b)	1.75%	10/01/32	385,842
290,000	DigitalOcean Holdings, Inc. (b)	(a)	08/15/30	747,910
912,000	Snowflake, Inc.	(a)	10/01/27	1,041,504
				6,020,989
	Life Sciences Tools & Services — 0.4%
435,000	Tempus AI, Inc. (b)	0.75%	07/15/30	455,336
	Machinery — 0.4%
500,000	JBT Marel Corp. (b)	0.38%	09/15/30	471,250
	Metals & Mining — 0.9%
117,000	Equinox Gold Corp.	4.75%	10/15/28	273,371
262,000	MP Materials Corp. (b)	3.00%	03/01/30	827,789
				1,101,160
	Multi-Utilities — 1.7%
540,000	CenterPoint Energy, Inc. (b)	3.00%	08/01/28	572,892
450,000	CenterPoint Energy, Inc. (b)	2.88%	05/15/29	454,320
761,000	WEC Energy Group, Inc.	4.38%	06/01/27	930,323
				1,957,535
	Oil, Gas & Consumable Fuels — 2.1%
678,000	Centrus Energy Corp. (b)	(a)	08/15/32	810,210
382,000	Crescent Energy Co. (b)	2.75%	03/15/31	440,446
355,000	Energy Fuels, Inc. (b)	0.75%	11/01/31	474,280
336,000	Golar LNG Ltd. (b)	2.75%	12/15/30	406,224
260,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	276,640
				2,407,800
	Passenger Airlines — 0.3%
362,000	Joby Aviation, Inc.	0.75%	02/15/32	334,624
	Pharmaceuticals — 2.2%
745,000	Jazz Investments I Ltd.	3.13%	09/15/30	1,114,892
470,000	Ligand Pharmaceuticals, Inc. (b)	0.75%	10/01/30	631,351
783,000	Zoetis, Inc. (b)	0.25%	06/15/29	775,953
				2,522,196
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Professional Services — 1.2%
$404,000	BlackSky Technology, Inc. (b)	8.25%	08/01/33	$578,649
249,000	Planet Labs PBC (b)	0.50%	10/15/30	805,826
				1,384,475
	Retail REITs — 0.5%
547,000	Realty Income Corp. (b)	3.50%	01/15/29	572,983
	Semiconductors & Semiconductor Equipment — 7.5%
381,000	Cohu, Inc. (b)	1.50%	01/15/31	728,243
632,000	Impinj, Inc. (b)	(a)	09/15/29	610,828
535,000	MACOM Technology Solutions Holdings, Inc.	(a)	12/15/29	943,472
650,000	Microchip Technology, Inc. (b)	(a)	02/15/30	743,763
652,000	MKS, Inc.	1.25%	06/01/30	1,284,114
281,000	Nova Ltd. (b)	(a)	09/15/30	484,585
1,760,000	ON Semiconductor Corp.	0.50%	03/01/29	2,148,080
695,000	Semtech Corp. (b)	(a)	10/15/30	930,779
684,000	Ultra Clean Holdings, Inc. (b)	(a)	03/15/31	849,220
				8,723,084
	Software — 10.1%
338,000	Bitdeer Technologies Group (b)	4.88%	07/01/31	356,624
511,000	Cipher Digital, Inc. (b)	(a)	10/01/31	710,290
240,000	Cleanspark, Inc.	(a)	06/15/30	287,640
610,000	Core Scientific, Inc. (b)	(a)	06/15/31	758,687
594,000	CyberArk Software Ltd. (b)	(a)	06/15/30	648,173
109,000	InterDigital, Inc.	3.50%	06/01/27	418,397
1,385,000	IREN Ltd. (b)	(a)	07/01/31	1,203,219
573,000	MARA Holdings, Inc.	(a)	03/01/30	544,350
433,000	MARA Holdings, Inc.	2.13%	09/01/31	445,492
1,095,000	Nebius Group N.V. (b)	1.00%	09/15/30	1,418,353
1,264,000	Nebius Group N.V. (b)	1.25%	03/15/31	1,406,706
675,000	Nebius Group N.V. (b)	2.75%	09/15/32	856,575
128,000	Riot Platforms, Inc.	0.75%	01/15/30	183,046
396,000	Strategy, Inc.	0.63%	09/15/28	494,604
550,000	Strategy, Inc.	0.88%	03/15/31	610,638
375,000	Terawulf, Inc. (b)	1.00%	09/01/31	729,187
515,000	Terawulf, Inc. (b)	(a)	05/01/32	704,159
				11,776,140
	Specialized REITs — 0.6%
661,000	Digital Realty Trust, L.P. (b)	1.88%	11/15/29	743,295
	Specialty Retail — 0.9%
287,000	Burlington Stores, Inc.	1.25%	12/15/27	468,241
360,000	GameStop Corp.	(a)	04/01/30	387,900
162,000	Wayfair, Inc.	3.25%	09/15/27	199,827
				1,055,968
	Technology Hardware, Storage & Peripherals — 5.5%
148,000	Seagate HDD Cayman	3.50%	06/01/28	1,205,941
455,000	Western Digital Corp.	3.00%	11/15/28	5,230,475
				6,436,416
	Total Convertible Corporate Bonds and Notes			95,998,133
	(Cost $71,921,465)
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 14.5%
	Aerospace & Defense — 3.0%
37,945	Boeing (The) Co.	6.00%	10/15/27	$2,739,629
15,755	VSE Corp.	5.75%	02/01/29	728,196
				3,467,825
	Banks — 2.3%
900	Bank of America Corp., Series L	7.25%	(e)	1,100,493
1,300	Wells Fargo & Co., Series L	7.50%	(e)	1,548,053
				2,648,546
	Capital Markets — 0.9%
8,685	Ares Management Corp., Series B	6.75%	10/01/27	340,799
16,120	KKR & Co., Inc., Series D	6.25%	03/01/28	715,406
				1,056,205
	Chemicals — 1.3%
19,350	Albemarle Corp.	7.25%	03/01/27	1,508,139
	Electric Utilities — 2.0%
10,410	NextEra Energy, Inc.	7.38%	02/15/29	546,733
10,245	PG&E Corp., Series A	6.00%	12/01/27	430,905
8,000	PPL Corp.	7.00%	02/15/29	403,520
19,310	Southern (The) Co., Series A	7.13%	12/15/28	1,004,699
				2,385,857
	Financial Services — 0.2%
4,335	Apollo Global Management, Inc.	6.75%	07/31/26	284,940
	Health Care Providers & Services — 1.1%
7,780	BrightSpring Health Services, Inc.	6.75%	02/01/27	1,229,551
	Semiconductors & Semiconductor Equipment — 1.0%
14,460	Microchip Technology, Inc.	7.50%	03/15/28	1,137,568
	Software — 1.1%
25,630	Oracle Corp., Series D	6.50%	01/15/29	1,247,412
	Technology Hardware, Storage & Peripherals — 0.9%
14,225	Hewlett Packard Enterprise Co.	7.63%	09/01/27	1,089,920
	Trading Companies & Distributors — 0.7%
14,985	QXO, Inc.	5.50%	05/15/28	847,851
	Total Convertible Preferred Securities			16,903,814
	(Cost $14,668,268)

Shares	Description	Value
MONEY MARKET FUNDS — 2.6%
3,067,744	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	3,067,744
	(Cost $3,067,744)

	Total Investments — 99.5%	115,969,691
	(Cost $89,657,477)
	Net Other Assets and Liabilities — 0.5%	567,869
	Net Assets — 100.0%	$116,537,560

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)	Zero coupon security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $47,917,184 or 41.1% of net assets.

(c)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $1,902,540 or 1.6% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Perpetual maturity.
(f)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes:
Capital Markets	$4,265,834	$—	$2,363,294	$1,902,540
Other Industry Categories*	91,732,299	—	91,732,299	—
Convertible Preferred Securities*	16,903,814	16,903,814	—	—
Money Market Funds	3,067,744	3,067,744	—	—
Total Investments	$115,969,691	$19,971,558	$94,095,593	$1,902,540

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of April 30, 2026, the Level 3 investment was valued using an unadjusted broker quote.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2025
Convertible Corporate Bonds and Notes	$1,862,254
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	40,286
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at April 30, 2026
Convertible Corporate Bonds and Notes	1,902,540
Total Level 3 holdings	$1,902,540

There was a net change of $40,286 in unrealized appreciation (depreciation) from the Level 3 investment held as of April 30, 2026.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$115,969,691
Receivables:
Investment securities sold	397,446
Interest	235,955
Dividends	22,459
Total Assets	116,625,551

LIABILITIES:
Investment advisory fees payable	87,991
Total Liabilities	87,991
NET ASSETS	$116,537,560

NET ASSETS consist of:
Paid-in capital	$105,038,070
Par value	23,500
Accumulated distributable earnings (loss)	11,475,990
NET ASSETS	$116,537,560
NET ASSET VALUE, per share	$49.59
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,350,002
Investments, at cost	$89,657,477
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$400,640
Interest	(738,589)
Total investment income	(337,949)

EXPENSES:
Investment advisory fees	502,665
Other expenses	65
Total expenses	502,730
NET INVESTMENT INCOME (LOSS)	(840,679)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,733,757
In-kind redemptions	480,332
Net realized gain (loss)	7,214,089
Net change in unrealized appreciation (depreciation) on investments	5,806,090
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,020,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,179,500
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$(840,679)	$(1,132,986)
Net realized gain (loss)	7,214,089	9,698,656
Net change in unrealized appreciation (depreciation)	5,806,090	10,970,313
Net increase (decrease) in net assets resulting from operations	12,179,500	19,535,983

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(649,251)	(1,914,252)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,094,210	72,310,865
Cost of shares redeemed	(24,378,745)	(46,339,047)
Net increase (decrease) in net assets resulting from shareholder transactions	(8,284,535)	25,971,818
Total increase (decrease) in net assets	3,245,714	43,593,549

NET ASSETS:
Beginning of period	113,291,846	69,698,297
End of period	$116,537,560	$113,291,846

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,550,002	1,950,002
Shares sold	350,000	1,850,000
Shares redeemed	(550,000)	(1,250,000)
Shares outstanding, end of period	2,350,002	2,550,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.43	$35.74	$29.71	$32.12	$52.22	$40.14
Income from investment operations:
Net investment income (loss)	(0.36) (a)	(0.50) (a)	(0.17) (a)	(0.42) (a)	(1.39)	(1.33)
Net realized and unrealized gain (loss)	5.80	10.03	6.79	(1.50)	(8.63)	14.42
Total from investment operations	5.44	9.53	6.62	(1.92)	(10.02)	13.09
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.84)	(0.59)	(0.49)	(1.39)	(0.62)
Net realized gain	—	—	—	—	(8.69)	(0.39)
Total distributions	(0.28)	(0.84)	(0.59)	(0.49)	(10.08)	(1.01)
Net asset value, end of period	$49.59	$44.43	$35.74	$29.71	$32.12	$52.22
Total return (b)	12.29%	27.07%	22.40%	(6.08)%	(22.76)%	32.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,538	$113,292	$69,698	$81,690	$173,454	$305,460
Ratio of total expenses to average net assets	0.95% (c)	0.96% (d)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(1.59)% (c)	(1.31)%	(0.51)%	(1.32)%	(3.44)%	(2.60)%
Portfolio turnover rate (e)	44%	122%	100%	90%	94%	135%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
13)
the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
14)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$1,914,252
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$68,261
Accumulated capital and other gain (loss)	(19,127,167)
Net unrealized appreciation (depreciation)	19,004,647
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $19,127,167 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended October 31, 2025, the Fund utilized $7,165,771 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$89,657,477	$27,368,045	$(1,055,831)	$26,312,214
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SSI will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)
in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $45,726,773 and $56,905,756, respectively.
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $8,827,060 and $4,264,751, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

First Trust Long Duration Opportunities ETF (LGOV)

First Trust Long Duration Opportunities ETF (LGOV)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Long Duration Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 76.3%
	Collateralized Mortgage Obligations — 56.0%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.68%	10/01/53	$3,462,526
3,250,000	Series 2024-2, Class A2 (a) (b)	5.16%	08/01/54	3,044,499
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,356,365
6,402,347	Series 2015-4499, Class CZ	3.50%	08/15/45	5,612,148
4,913,328	Series 2017-4680, Class YZ	3.50%	05/15/47	4,420,981
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,583,685
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,505,629
7,922,799	Series 2021-5135, Class BZ	2.50%	08/25/51	5,041,363
3,782,497	Series 2021-5140, Class ZD	2.00%	08/25/51	2,292,116
13,216,448	Series 2021-5179, Class GZ	2.00%	01/25/52	7,741,680
18,127,547	Series 2022-5202, Class ZN	3.00%	05/25/51	12,595,502
6,529,674	Series 2022-5204, Class HZ	2.50%	03/25/52	4,077,222
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,679,731
7,453,000	Series 2022-5224, Class HL	4.00%	04/25/52	6,904,092
6,345,140	Series 2022-5243, Class ZB	3.50%	06/15/43	5,218,594
22,884,487	Series 2023-5299, Class ZA	3.00%	03/25/52	16,810,120
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
10,000,000	Series 2024-2, Class A2 (a)	3.25%	10/25/34	8,866,150
12,000,000	Series 2025-1, Class A2	3.00%	05/25/35	10,360,478
	Federal National Mortgage Association
1,162,723	Series 2005-74, Class NZ	6.00%	09/25/35	1,229,131
25,040,207	Series 2012-134, Class ZC	2.50%	12/25/42	19,840,252
1,584,331	Series 2013-19, Class ZD	3.50%	03/25/43	1,440,246
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,948,114
4,748,350	Series 2015-89, Class CZ	4.00%	08/25/45	4,433,829
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,791,179
3,248,839	Series 2018-76, Class ZL	4.00%	10/25/58	2,996,818
2,394,804	Series 2018-84, Class ZM	4.00%	11/25/48	2,245,234
2,800,000	Series 2021-91, Class DB	2.50%	01/25/42	2,277,660
8,668,059	Series 2022-22, Class HZ	2.50%	05/25/52	6,076,014
1,365,236	Series 2023-44, Class PO, PO	(c)	10/25/53	1,119,566
10,965,186	Series 2023-59, Class CZ	2.50%	11/25/49	7,766,284
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	12,062,467
11,291,765	Series 2024-20, Class QZ	4.00%	10/25/45	10,181,090
11,093,678	Series 2024-20, Class ZA	4.00%	10/25/45	10,007,726
5,033,778	Series 2024-20, Class ZQ	4.00%	10/25/45	4,448,707
10,654,516	Series 2024-26, Class PO, PO	(c)	05/25/54	8,324,232
14,260,858	Series 2025-40, Class EZ	4.50%	11/25/48	12,013,512
11,967,585	Series 2025-44, Class CZ	3.50%	07/25/50	9,702,337
	Government National Mortgage Association
1,869,000	Series 2010-61, Class KE	5.00%	05/16/40	1,868,285
7,547,549	Series 2014-94, Class Z	4.50%	01/20/44	7,355,563
2,350,044	Series 2015-164, Class MZ	3.00%	09/20/45	1,832,176
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	5,012,911
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,587,685
11,500,367	Series 2018-53, Class BZ	3.50%	04/20/48	10,124,256
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,476,206
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$13,475,374	Series 2022-124, Class MY	3.50%	07/20/52	$11,592,436
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,825,840
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,194,317
3,200,000	Series 2022-139, Class AL	4.00%	07/20/51	2,941,850
13,700,000	Series 2023-81, Class YD	4.00%	06/20/53	12,211,969
17,448,566	Series 2023-164, Class AZ	3.00%	01/20/52	12,900,212
5,344,880	Series 2024-1, Class ZE	4.00%	01/20/44	4,887,535
8,067,647	Series 2024-1, Class ZH	5.00%	05/20/46	8,089,550
10,518,418	Series 2024-43, Class EZ	3.50%	04/20/52	8,248,760
19,680,990	Series 2024-59, Class Z	1.25%	07/20/50	11,362,428
2,917,402	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (d)	5.40%	05/20/55	2,808,976
2,600,798	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (d)	5.52%	05/20/55	2,416,313
4,448,013	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (d)	3.89%	06/20/55	4,081,262
				372,295,809
	Commercial Mortgage-Backed Securities — 7.9%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
4,722,428	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	582,454
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,549,649
1,936,000	Series 2019-K95, Class XAM, IO (b)	1.37%	06/25/29	72,238
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,941,121
16,929,337	Series 2019-K1511, Class X1, IO (b)	0.92%	03/25/34	725,874
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	436,117
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,578,602
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.91%	05/25/30	656,427
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.31%	10/25/30	366,807
7,561,578	Series 2020-K1515, Class X1, IO (b)	1.63%	02/25/35	696,881
18,117,475	Series 2020-K1516, Class X1, IO (b)	1.62%	05/25/35	1,864,888
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,701,260
43,828,740	Series 2021-K129, Class X1, IO (b)	1.13%	05/25/31	1,719,511
25,500,000	Series 2021-K131, Class XAM, IO (b)	1.04%	07/25/31	1,135,150
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	2,047,206
5,000,000	Series 2021-K1520, Class A2	2.44%	02/25/36	4,126,507
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.40%	01/25/32	2,924,643
120,735,270	Series 2023-K153, Class X1, IO (b)	0.60%	12/25/32	3,360,570
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,897,295
37,000,000	Series 2024-K165, Class XAM, IO (b)	1.09%	09/25/34	2,490,026
116,051,000	Series 2024-K167, Class XAM, IO (b)	0.55%	11/25/34	3,337,633
	Federal National Mortgage Association Alternative Credit Enhancement Securities
13,695,411	Series 2024-M3, Class Z (b)	4.66%	04/25/53	11,627,564
	Government National Mortgage Association
952,675	Series 2020-159, Class Z (e)	2.50%	10/16/62	334,328
522,380	Series 2020-197, Class Z (b)	2.25%	10/16/62	156,094
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$224,606	Series 2021-4, Class Z (b)	2.00%	09/16/62	$59,345
966,191	Series 2021-28, Class Z (b)	2.00%	10/16/62	287,089
				52,675,279
	Pass-Through Securities — 12.4%
	Federal Home Loan Mortgage Corporation
1,100,735	Pool QB1397	2.50%	07/01/50	924,865
11,247,161	Pool SD7509	3.00%	11/01/49	10,042,437
15,477,680	Pool SD7550	3.00%	02/01/52	13,814,201
	Federal National Mortgage Association
14,837,874	Pool AL9394	3.00%	11/01/46	13,217,300
4,727,735	Pool BM7421	2.00%	03/01/51	3,721,053
3,668,031	Pool FM9134	3.00%	06/01/51	3,302,543
13,073,226	Pool FM9712	3.50%	11/01/50	12,157,679
6,663,789	Pool FS2459	3.00%	02/01/52	5,997,154
7,386,964	Pool MA4025	2.50%	05/01/50	6,147,237
	Government National Mortgage Association
15,558,479	Pool MA7192	2.00%	02/20/51	12,817,289
				82,141,758
	Total U.S. Government Agency Mortgage-Backed Securities			507,112,846
	(Cost $506,722,060)
U.S. GOVERNMENT BONDS AND NOTES — 17.9%
3,500,000	U.S. Treasury Bond	4.63%	02/15/46	3,342,773
5,300,000	U.S. Treasury Bond	3.00%	08/15/48	3,846,020
2,500,000	U.S. Treasury Bond	3.00%	02/15/49	1,805,371
6,000,000	U.S. Treasury Bond	2.25%	08/15/49	3,690,938
34,800,000	U.S. Treasury Bond	1.38%	08/15/50	16,818,187
16,300,000	U.S. Treasury Bond	1.63%	11/15/50	8,403,414
7,600,000	U.S. Treasury Bond	1.88%	11/15/51	4,122,406
10,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/34	7,160,663
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	1,378,844
2,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	1,361,757
9,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	6,051,357
4,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	2,986,699
6,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/36	3,875,444
6,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/36	3,821,913
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/37	3,054,438
6,300,000	U.S. Treasury Bond, STRIPS	(c)	05/15/38	3,577,046
3,500,000	U.S. Treasury Bond, STRIPS	(c)	02/15/39	1,901,645
11,700,000	U.S. Treasury Bond, STRIPS	(c)	08/15/39	6,162,247
6,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/39	3,112,920
4,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	2,011,938
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/40	974,239
5,175,000	U.S. Treasury Bond, STRIPS	(c)	02/15/41	2,482,341
3,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/41	1,628,633
13,500,000	U.S. Treasury Bond, STRIPS	(c)	11/15/41	6,188,773
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/42	2,255,392
2,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/42	906,143
5,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/42	2,230,367
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$5,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/42	$2,195,221
5,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/43	2,092,220
6,300,000	U.S. Treasury Bond, STRIPS	(c)	08/15/43	2,641,533
3,380,288	U.S. Treasury Inflation Indexed Bond (f)	2.13%	04/15/29	3,485,612
3,530,526	U.S. Treasury Inflation Indexed Bond (f)	1.63%	10/15/29	3,606,315
	Total U.S. Government Bonds and Notes			119,172,809
	(Cost $121,332,982)
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
3,000,000	Tennessee Valley Authority	4.25%	09/15/52	2,508,734
6,000,000	Tennessee Valley Authority	5.25%	02/01/55	5,852,022
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	9,978,344
	Total U.S. Government Agency Securities			18,339,100
	(Cost $19,123,708)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.3%
	Capital Markets — 0.3%
90,000	First Trust Intermediate Government Opportunities ETF (g)	1,819,800
	(Cost $1,804,216)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.2%
$2,000,000	U.S. Treasury Bill	(c)	05/05/26	1,999,215
2,000,000	U.S. Treasury Bill	(c)	05/07/26	1,998,802
2,000,000	U.S. Treasury Bill	(c)	05/14/26	1,997,416
1,000,000	U.S. Treasury Bill	(c)	05/19/26	998,207
1,000,000	U.S. Treasury Bill	(c)	05/28/26	997,326
	Total U.S. Treasury Bills			7,990,966
	(Cost $7,990,834)
	Total Investments — 98.5%			654,435,521
	(Cost $656,973,800)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
100	U.S. 2-Year Treasury Note Futures, expiring June 2026	$20,712,500	$103.88	05/22/26	9,375
100	U.S. 2-Year Treasury Note Futures, expiring June 2026	20,712,500	104.00	05/22/26	6,250
100	U.S. 5-Year Treasury Note Futures, expiring June 2026	10,783,594	109.00	05/22/26	3,906
100	U.S. 10-Year Treasury Note Futures, expiring June 2026	11,059,375	112.50	05/22/26	4,688
	Total Purchased Options				24,219
	(Cost $75,267)

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.1)%
	Pass-Through Securities — (2.1)%
	Federal National Mortgage Association
$(10,000,000)	Pool TBA (h)	3.50%	06/15/56	$(9,097,457)
(5,000,000)	Pool TBA (h)	4.00%	06/15/56	(4,686,134)
	Total Investments Sold Short — (2.1)%			(13,783,591)
	(Proceeds $13,890,039)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.0)%
(71)	3 Month SOFR Futures, expiring December 2027	$(17,111,888)	$97.50	12/10/27	(25,737)
	(Premiums received $47,026)
	Put Options Written — (0.4)%
(200)	3 Month SOFR Futures, expiring September 2027	(48,167,500)	95.75	09/10/27	(130,000)
(100)	3 Month SOFR Futures, expiring December 2027	(24,101,250)	95.00	12/10/27	(39,375)
(71)	3 Month SOFR Futures, expiring December 2027	(17,111,888)	95.50	12/10/27	(40,381)
(161)	3 Month SOFR Futures, expiring December 2027	(38,803,013)	96.00	12/10/27	(134,837)
(200)	3 Month SOFR Futures, expiring December 2027	(48,202,500)	96.38	12/10/27	(231,250)
(100)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(20,712,500)	103.00	08/21/26	(37,500)
(75)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(15,534,375)	103.38	08/21/26	(45,703)
(75)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(15,534,375)	103.75	08/21/26	(71,484)
(200)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(21,554,688)	107.50	08/21/26	(153,125)
(100)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(10,777,344)	107.75	08/21/26	(87,500)
(100)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(10,777,344)	108.00	08/21/26	(99,219)
(100)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(10,777,344)	108.25	08/21/26	(112,500)
(250)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(26,943,359)	108.50	08/21/26	(318,359)
(75)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(8,081,250)	106.00	11/20/26	(41,602)
(50)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(5,518,750)	108.00	08/21/26	(28,125)
(100)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(11,037,500)	108.50	08/21/26	(67,188)
(75)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(8,278,125)	109.00	08/21/26	(59,766)
(75)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(8,278,125)	110.50	08/21/26	(100,781)
(50)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(5,511,719)	106.00	11/20/26	(24,219)
(100)	U.S. Treasury Long Bond Futures, expiring September 2026	(11,237,500)	104.00	08/21/26	(56,250)
(150)	U.S. Treasury Long Bond Futures, expiring September 2026	(16,856,250)	105.00	08/21/26	(100,781)
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(100)	U.S. Treasury Long Bond Futures, expiring September 2026	$(11,237,500)	$106.00	08/21/26	$(81,250)
(50)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,618,750)	107.00	08/21/26	(48,438)
(50)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,618,750)	108.00	08/21/26	(57,813)
(50)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,618,750)	109.00	08/21/26	(69,531)
(50)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,618,750)	110.00	08/21/26	(83,594)
(125)	U.S. Treasury Long Bond Futures, expiring September 2026	(14,046,875)	111.00	08/21/26	(250,000)
(50)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,618,750)	113.00	08/21/26	(142,187)
(25)	U.S. Treasury Long Bond Futures, expiring December 2026	(2,800,000)	105.00	11/20/26	(26,563)
	Total Put Options Written				(2,739,321)
	(Premiums received $1,897,921)
	Total Written Options				(2,765,058)
	(Premiums received $1,944,947)
	Net Other Assets and Liabilities — 4.0%				26,587,191
	Net Assets — 100.0%				$664,498,282
Futures Contracts at April 30, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	98	Jun-2026	$20,298,250	$(12,034)
U.S. 5-Year Treasury Notes	940	Jun-2026	101,365,782	(1,347,640)
U.S. 10-Year Treasury Notes	957	Jun-2026	105,838,219	(1,772,452)
Ultra U.S. Treasury Bond Futures	786	Jun-2026	90,414,562	(2,022,726)
			$317,916,813	$(5,154,852)

Futures Contracts Short
U.S. Treasury Long-Term Bond Futures	624	Jun-2026	$(70,414,500)	$1,945,306
Ultra 10-Year U.S. Treasury Notes	1,524	Jun-2026	(171,997,688)	3,833,091
			$(242,412,188)	$5,778,397
		Total	$75,504,625	$623,545

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $15,373,175 or 2.3% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)	Inverse floating rate security.
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Investment in an affiliated fund.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$507,112,846	$—	$507,112,846	$—
U.S. Government Bonds and Notes	119,172,809	—	119,172,809	—
U.S. Government Agency Securities	18,339,100	—	18,339,100	—
Exchange-Traded Funds*	1,819,800	1,819,800	—	—
U.S. Treasury Bills	7,990,966	—	7,990,966	—
Total Investments	654,435,521	1,819,800	652,615,721	—
Purchased Options	24,219	24,219	—	—
Futures Contracts**	5,778,397	5,778,397	—	—
Total	$660,238,137	$7,622,416	$652,615,721	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(13,783,591)	$—	$(13,783,591)	$—
Written Options	(2,765,058)	(2,765,058)	—	—
Futures Contracts**	(5,154,852)	(5,154,852)	—	—
Total	$(21,703,501)	$(7,919,910)	$(13,783,591)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$652,615,721
Investments, at value - Affiliated	1,819,800
Total investments, at value	654,435,521
Options contracts purchased, at value	24,219
Cash segregated as collateral	9,853,196
Receivables:
Investment securities sold	183,773,731
Interest	2,408,523
Dividends	6,572
Total Assets	850,501,762

LIABILITIES:
Investments sold short, at value	13,783,591
Options contracts written, at value	2,765,058
Due to custodian	781,609
Payables:
Investment securities purchased	168,348,478
Investment advisory fees	269,570
Variation margin	55,174
Total Liabilities	186,003,480
NET ASSETS	$664,498,282

NET ASSETS consist of:
Paid-in capital	$677,468,051
Par value	309,000
Accumulated distributable earnings (loss)	(13,278,769)
NET ASSETS	$664,498,282
NET ASSET VALUE, per share	$21.50
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	30,900,002
Investments, at cost - Unaffiliated	$655,169,584
Investments, at cost - Affiliated	$1,804,216
Total investments, at cost	$656,973,800
Premiums paid on options contracts purchased	$75,267
Investments sold short, proceeds	$13,890,039
Premiums received on options contracts written	$1,944,947
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$15,614,130
Dividends - Unaffiliated	168,060
Dividends - Affiliated	35,250
Total investment income	15,817,440

EXPENSES:
Investment advisory fees	1,897,045
Other expenses	536
Total expenses	1,897,581
Less fees waived by the investment advisor	(91,322)
Net expenses	1,806,259
NET INVESTMENT INCOME (LOSS)	14,011,181

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(209,241)
Investments sold short	466,170
Purchased options contracts	(231,705)
Written options contracts	927,565
Futures contracts	(4,165,892)
Net realized gain (loss)	(3,213,103)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(12,165,095)
Investments - Affiliated	(33,404)
Investments sold short	118,525
Purchased options contracts	77,360
Written options contracts	(1,091,665)
Futures contracts	2,173,088
Net change in unrealized appreciation (depreciation)	(10,921,191)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,134,294)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(123,113)
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$14,011,181	$26,947,146
Net realized gain (loss)	(3,213,103)	8,362,570
Net change in unrealized appreciation (depreciation)	(10,921,191)	12,699,773
Net increase (decrease) in net assets resulting from operations	(123,113)	48,009,489

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,213,501)	(26,394,002)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,624,119	137,865,147
Cost of shares redeemed	(8,729,985)	(123,789,149)
Net increase (decrease) in net assets resulting from shareholder transactions	21,894,134	14,075,998
Total increase (decrease) in net assets	7,557,520	35,691,485

NET ASSETS:
Beginning of period	656,940,762	621,249,277
End of period	$664,498,282	$656,940,762

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	29,900,002	29,200,002
Shares sold	1,400,000	6,500,000
Shares redeemed	(400,000)	(5,800,000)
Shares outstanding, end of period	30,900,002	29,900,002
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.97	$21.28	$19.48	$21.43	$27.71	$28.97
Income from investment operations:
Net investment income (loss)	0.46 (a)	0.88 (a)	0.87 (a)	0.84 (a)	0.49	0.47
Net realized and unrealized gain (loss)	(0.46)	0.67	1.79 (b)	(2.05)	(6.36)	(0.77)
Total from investment operations	—	1.55	2.66	(1.21)	(5.87)	(0.30)
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.86)	(0.82)	(0.70)	(0.38)	(0.47)
Net realized gain	—	—	—	—	—	(0.45)
Return of capital	—	—	(0.04)	(0.04)	(0.03)	(0.04)
Total distributions	(0.47)	(0.86)	(0.86)	(0.74)	(0.41)	(0.96)
Net asset value, end of period	$21.50	$21.97	$21.28	$19.48	$21.43	$27.71
Total return (c)	(0.04)%	7.47%	13.70% (b)	(5.97)%	(21.37)%	(1.02)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$664,498	$656,941	$621,249	$185,995	$18,214	$33,251
Ratio of total expenses to average net assets (d)	0.57% (e)	0.66% (f)	0.65%	0.65%	0.65%	0.69% (g)
Ratio of net expenses to average net assets (d)	0.54% (e)	0.66% (f)	0.65%	0.65%	0.65%	0.69% (g)
Ratio of net investment income (loss) to average net assets (d)	4.22% (e)	4.13%	4.09%	3.93%	1.79%	1.61%
Portfolio turnover rate (h)	92%	158%	182%	218%	98% (i)	142% (i)

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $7,880, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(g)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(i)	The portfolio turnover rate not including mortgage dollar rolls was 69% and 69% for the years ended October 31, 2022 and October 31, 2021, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Long Duration Opportunities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “LGOV” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in ETFs that principally invest in such securities. The Fund’s investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as “pass-through” securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s portfolio managers. In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the portfolio managers to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the portfolio managers will manage the Fund’s portfolio to have a weighted average effective duration of eight or more years.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund had no when-issued or delayed-delivery securities. At April 30, 2026, the Fund held $13,783,591 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When a Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2026, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2026	Dividend Income
First Trust Intermediate Government Opportunities ETF	90,000	$1,234,200	$619,004	$—	$(33,404)	$—	$1,819,800	$35,250
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$26,394,002
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$359,896
Accumulated capital and other gain (loss)	(8,544,316)
Net unrealized appreciation (depreciation)	9,242,265
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, for federal income tax purposes, the Fund had $8,544,316 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended October 31, 2025, the Fund utilized $4,523,499 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$641,214,081	$14,090,086	$(16,769,531)	$(2,679,445)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.49% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.16% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $91,322.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2026, were $333,488,392 and $619,003, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2026 were $299,608,096 and $0, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $345,361,106 and $301,777,316, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$24,219	Options contracts written, at value	$2,765,058
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	5,778,397	Unrealized depreciation on futures contracts*	5,154,852

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(231,705)
Written options contracts	927,565
Futures contracts	(4,165,892)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	77,360
Written options contracts	(1,091,665)
Futures contracts	2,173,088
The average notional value of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $676,846,186.
During the six months ended April 30, 2026, the premiums for purchased options contracts opened were $960,312 and the premiums for purchased options contracts closed, exercised and expired were $1,055,203.
During the six months ended April 30, 2026, the premiums for written options contracts opened were $3,807,978 and the premiums for written options contracts closed, exercised and expired were $2,462,641.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 76.5%
	Aerospace/Defense — 0.6%
$3,500,000	Boeing (The) Co.	5.15%	05/01/30	$3,557,452
2,000,000	Boeing (The) Co.	3.25%	02/01/35	1,731,106
3,500,000	Huntington Ingalls Industries, Inc.	5.35%	01/15/30	3,572,459
				8,861,017
	Banking — 15.6%
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,508,892
889,000	American Express Co. (a)	5.10%	02/16/28	894,336
3,000,000	American Express Co. (a)	4.73%	04/25/29	3,016,440
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,528,204
8,000,000	American Express Co. (a) (b)	4.44%	05/03/30	7,985,775
1,263,000	American Express Co. (a)	5.09%	01/30/31	1,285,612
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,060,736
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,468,596
6,000,000	Bank of America Corp. (a)	4.62%	05/09/29	6,015,630
7,500,000	Bank of America Corp. (a)	4.46%	02/06/32	7,397,881
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,089,829
3,000,000	Bank of New York Mellon (The) Corp. (a)	4.94%	02/11/31	3,042,195
8,000,000	Bank of New York Mellon (The) Corp. (a)	4.54%	04/23/32	7,971,138
4,000,000	Citigroup, Inc. (a)	4.54%	09/19/30	3,985,820
7,000,000	Citigroup, Inc. (a)	4.50%	09/11/31	6,923,366
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	621,485
5,400,000	Fifth Third Bancorp (a)	4.90%	09/06/30	5,421,314
3,500,000	Fifth Third Bancorp (a)	4.34%	04/25/33	3,380,006
600,000	Fifth Third Bank N.A. (a)	4.97%	01/28/28	601,859
3,000,000	Goldman Sachs Group (The), Inc. (a)	4.94%	04/23/28	3,014,486
1,892,000	Goldman Sachs Group (The), Inc. (a)	4.15%	01/21/29	1,878,339
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,654,626
2,000,000	Goldman Sachs Group (The), Inc. (a)	4.59%	04/20/30	1,995,891
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.69%	10/23/30	1,500,262
7,000,000	Goldman Sachs Group (The), Inc. (a)	4.37%	10/21/31	6,868,673
2,500,000	Goldman Sachs Group (The), Inc. (a)	4.52%	01/21/32	2,464,152
4,750,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	4,829,847
4,000,000	Huntington Bancshares, Inc. (a)	4.62%	01/28/32	3,954,831
3,500,000	Huntington Bancshares, Inc. (a)	5.02%	05/17/33	3,490,186
913,000	Huntington National Bank (The) (a)	4.87%	04/12/28	916,321
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,023,590
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,558,784
1,000,000	JPMorgan Chase & Co. (a)	4.51%	10/22/28	1,001,332
2,500,000	JPMorgan Chase & Co. (a)	4.92%	01/24/29	2,520,567
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,441,537
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,558,822
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,530,165
1,000,000	JPMorgan Chase & Co. (a)	4.60%	10/22/30	1,002,708
3,500,000	JPMorgan Chase & Co. (a)	4.35%	01/22/32	3,447,308
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,694,410
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,054,848
5,250,000	Morgan Stanley (a)	4.49%	01/16/32	5,167,013
5,000,000	Morgan Stanley (a)	4.71%	03/12/32	4,962,519
3,500,000	Morgan Stanley, Series I (a)	4.13%	10/18/29	3,464,378
3,500,000	Morgan Stanley, Series I (a)	4.36%	10/22/31	3,438,524
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$4,000,000	PNC Financial Services Group (a)	4.90%	05/13/31	$4,031,860
8,000,000	State Street Corp. (a)	4.56%	04/23/32	7,963,268
3,500,000	Truist Bank (a)	4.14%	10/23/29	3,470,261
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,752,709
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	4,029,638
2,000,000	U.S. Bancorp (a)	6.79%	10/26/27	2,023,382
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,060,443
7,000,000	Wells Fargo & Co. (a)	4.08%	09/15/29	6,930,380
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,542,669
6,500,000	Wells Fargo & Co. (a)	5.15%	04/23/31	6,613,351
1,250,000	Wells Fargo & Co., Series W (a)	4.90%	01/24/28	1,254,538
3,500,000	Zions Bancorp N.A. (a)	4.70%	08/18/28	3,499,947
3,500,000	Zions Bancorp N.A. (a)	4.48%	02/09/29	3,482,813
				235,288,492
	Brokerage/Asset Managers/Exchanges — 2.7%
5,000,000	Blackstone Reg Finance Co. LLC	4.30%	11/03/30	4,933,477
8,000,000	Citadel Securities Global Holdings LLC (c)	5.50%	06/18/30	8,143,108
4,516,000	Jane Street Group / JSG Finance, Inc. (c)	6.75%	05/01/33	4,641,775
2,000,000	LPL Holdings, Inc.	4.90%	04/03/28	2,006,360
6,000,000	LPL Holdings, Inc. (c)	4.00%	03/15/29	5,845,272
2,000,000	LSEG U.S. Fin Corp. (c)	4.25%	03/23/29	1,984,762
4,000,000	LSEG U.S. Fin Corp. (c)	4.50%	03/23/31	3,966,494
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,679,461
				41,200,709
	Building Materials — 2.9%
10,945,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	10,818,360
10,001,000	Amrize Finance U.S. LLC	4.70%	04/07/28	10,043,058
3,000,000	Amrize Finance U.S. LLC	4.95%	04/07/30	3,034,650
3,500,000	CRH America Finance, Inc. (c)	3.95%	04/04/28	3,473,612
3,500,000	CRH America Finance, Inc.	4.40%	02/09/31	3,457,215
3,000,000	JH North America Holdings, Inc. (c)	5.88%	01/31/31	3,000,958
4,812,000	QXO Building Products, Inc. (c)	6.75%	04/30/32	4,911,490
2,274,000	Standard Building Solutions, Inc. (c)	6.25%	08/01/33	2,275,089
2,000,000	Vulcan Materials Co.	4.95%	12/01/29	2,033,179
				43,047,611
	Cable Satellite — 0.7%
7,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.05%	03/30/29	7,520,853
3,000,000	DISH Network Corp. (c)	11.75%	11/15/27	3,098,985
				10,619,838
	Construction Machinery — 2.1%
1,004,000	Ashtead Capital, Inc. (c)	4.38%	08/15/27	998,319
3,500,000	Ashtead Capital, Inc. (c)	4.00%	05/01/28	3,453,067
6,000,000	Ashtead Capital, Inc. (c)	5.50%	08/11/32	6,131,964
6,000,000	RB Global Holdings, Inc. (c)	6.75%	03/15/28	6,088,850
14,300,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	14,553,782
				31,225,982
	Consumer Cyclical Services — 0.4%
6,000,000	Sodexo, Inc. (c)	5.15%	08/15/30	6,068,849
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Products — 0.2%
$2,500,000	Haleon US Capital LLC	3.63%	03/24/32	$2,355,550
	Diversified Manufacturing — 1.4%
5,000,000	Roller Bearing Co. of America, Inc. (c)	4.38%	10/15/29	4,895,169
5,000,000	Veralto Corp.	5.35%	09/18/28	5,101,162
3,000,000	Veralto Corp.	5.45%	09/18/33	3,072,902
7,500,000	Vertiv Group Corp. (c)	4.13%	11/15/28	7,414,752
				20,483,985
	Electric — 5.6%
3,000,000	AEP Transmission Co. LLC	5.38%	06/15/35	3,050,840
7,000,000	Alabama Power Co., Series C	4.30%	03/15/31	6,927,568
3,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	3,070,172
3,500,000	CenterPoint Energy Houston Electric LLC, Series ai.	4.45%	10/01/32	3,453,893
636,000	Constellation Energy Generation LLC	4.40%	01/15/31	629,537
6,231,000	Constellation Energy Generation LLC (c)	3.75%	03/01/31	5,953,239
2,000,000	Duke Energy Florida LLC	4.20%	12/01/30	1,977,264
3,500,000	Entergy Arkansas LLC	5.15%	01/15/33	3,567,716
8,000,000	FirstEnergy Pennsylvania Electric Co. (c)	4.55%	03/15/31	7,958,068
3,565,000	FirstEnergy Transmission LLC	4.75%	01/15/33	3,529,099
2,500,000	MidAmerican Energy Co.	6.75%	12/30/31	2,780,952
7,000,000	NRG Energy, Inc. (c)	4.73%	10/15/30	6,928,935
3,000,000	Oncor Electric Delivery Co. LLC	4.65%	11/01/29	3,024,764
4,000,000	Oncor Electric Delivery Co. LLC (c)	4.50%	03/15/31	3,974,998
9,091,000	Public Service Electric and Gas Co., Series R	4.20%	01/01/31	8,989,965
6,400,000	Trans-Allegheny Interstate Line Co. (c)	5.00%	01/15/31	6,495,426
3,000,000	Vistra Operations Co. LLC (c)	5.05%	12/30/26	3,012,951
5,049,000	Vistra Operations Co. LLC (c)	4.60%	10/15/30	4,958,652
2,000,000	Wisconsin Electric Power Co.	4.15%	10/15/30	1,973,419
3,000,000	Wisconsin Public Service Corp.	4.25%	01/15/31	2,970,450
				85,227,908
	Environmental — 0.2%
3,500,000	GFL Environmental Holdings U.S., Inc. (c)	5.50%	02/01/34	3,447,250
	Finance Companies — 1.2%
3,645,000	Rocket Cos., Inc. (c)	6.13%	08/01/30	3,700,951
2,000,000	Rocket Cos., Inc. (c)	6.38%	08/01/33	2,026,890
7,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (c)	3.88%	03/01/31	6,502,816
5,836,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (c)	4.00%	10/15/33	5,262,625
				17,493,282
	Food and Beverage — 6.3%
5,000,000	Campbell’s (The) Co.	5.20%	03/19/27	5,038,157
5,000,000	Campbell’s (The) Co.	5.20%	03/21/29	5,053,994
3,500,000	Campbell’s (The) Co.	4.55%	03/21/31	3,397,522
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,009,265
6,000,000	Conagra Brands, Inc.	5.00%	08/01/30	6,005,616
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	4,002,220
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,516,175
6,000,000	Constellation Brands, Inc.	4.80%	05/01/30	6,050,196
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,587,729
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,955,194
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,027,306
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage (Continued)
$5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	$5,440,163
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	2,002,103
6,000,000	Lamb Weston Holdings, Inc. (c)	4.88%	05/15/28	5,962,362
3,000,000	Lamb Weston Holdings, Inc. (c)	4.13%	01/31/30	2,876,241
7,500,000	Mars, Inc. (c)	5.00%	03/01/32	7,610,292
3,500,000	McCormick & Co., Inc.	4.95%	04/15/33	3,483,578
3,000,000	Performance Food Group, Inc. (c)	6.13%	09/15/32	3,044,760
4,500,000	Post Holdings, Inc. (c)	6.25%	02/15/32	4,591,561
4,000,000	Sysco Corp.	4.40%	07/25/31	3,913,766
9,500,000	US Foods, Inc. (c)	4.75%	02/15/29	9,402,992
				94,971,192
	Gaming — 0.9%
722,000	VICI Properties, L.P.	4.75%	04/01/28	723,450
3,500,000	VICI Properties, L.P.	5.13%	05/15/32	3,471,232
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	3,475,703
6,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.63%	12/01/29	5,907,885
				13,578,270
	Health Insurance — 1.9%
3,620,000	Centene Corp.	4.25%	12/15/27	3,600,397
2,000,000	Centene Corp.	4.63%	12/15/29	1,950,757
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,971,372
9,000,000	Molina Healthcare, Inc. (c)	4.38%	06/15/28	8,878,258
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,527,746
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,596,551
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,539,773
				29,064,854
	Healthcare — 10.0%
6,000,000	180 Medical, Inc. (c)	3.88%	10/15/29	5,787,771
2,000,000	180 Medical, Inc. (c)	5.30%	10/08/35	1,959,213
8,240,000	Alcon Finance Corp. (c)	3.00%	09/23/29	7,842,836
3,000,000	Alcon Finance Corp. (c)	5.38%	12/06/32	3,070,056
4,000,000	Augusta SpinCo Corp.	4.40%	03/23/29	3,987,915
4,000,000	Augusta SpinCo Corp.	4.66%	03/23/31	3,992,196
3,000,000	Avantor Funding, Inc. (c)	4.63%	07/15/28	2,958,648
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,964,849
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,524,419
3,250,000	Cardinal Health, Inc.	4.50%	09/15/30	3,233,856
3,000,000	Cencora, Inc.	4.85%	12/15/29	3,037,109
3,572,000	Cencora, Inc.	4.60%	02/13/33	3,514,508
2,500,000	Charles River Laboratories International, Inc. (c)	4.25%	05/01/28	2,456,500
2,500,000	Charles River Laboratories International, Inc. (c)	3.75%	03/15/29	2,392,182
3,000,000	Cigna Group (The)	4.38%	10/15/28	3,000,661
4,345,000	Cigna Group (The)	2.40%	03/15/30	4,024,079
3,000,000	Cigna Group (The)	5.13%	05/15/31	3,065,470
3,000,000	Cigna Group (The)	5.40%	03/15/33	3,087,076
5,000,000	CVS Health Corp.	5.45%	09/15/35	5,049,522
2,000,000	HCA, Inc.	4.50%	02/15/27	2,000,108
5,000,000	HCA, Inc.	5.20%	06/01/28	5,068,360
1,000,000	HCA, Inc.	4.30%	11/15/30	982,841
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$4,000,000	HCA, Inc.	4.70%	05/15/31	$3,982,122
3,000,000	HCA, Inc.	5.50%	06/01/33	3,069,729
7,000,000	Illumina, Inc.	4.75%	12/12/30	6,975,626
5,000,000	IQVIA, Inc. (c)	5.00%	05/15/27	4,998,331
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,206,690
11,000,000	Medline Borrower, L.P. (c)	3.88%	04/01/29	10,692,686
4,659,000	PRA Health Sciences, Inc. (c)	2.88%	07/15/26	4,633,201
2,000,000	Quest Diagnostics, Inc.	4.63%	12/15/29	2,013,629
5,000,000	Solventum Corp.	5.45%	02/25/27	5,034,802
3,101,000	Solventum Corp.	5.40%	03/01/29	3,171,383
2,500,000	Solventum Corp.	5.45%	03/13/31	2,569,518
2,500,000	Solventum Corp.	5.60%	03/23/34	2,556,539
4,000,000	Universal Health Services, Inc.	4.63%	10/15/29	3,975,682
3,500,000	Universal Health Services, Inc.	2.65%	10/15/30	3,163,205
5,000,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/30	5,073,426
				151,116,744
	Lodging — 0.6%
1,647,000	Hilton Domestic Operating Co., Inc. (c)	5.50%	03/31/34	1,635,841
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,531,419
3,000,000	Hyatt Hotels Corp.	5.05%	03/30/28	3,030,230
1,000,000	Hyatt Hotels Corp.	5.25%	06/30/29	1,015,927
				9,213,417
	Media Entertainment — 0.4%
6,000,000	AppLovin Corp.	5.13%	12/01/29	6,048,905
	Midstream — 0.6%
4,667,000	Sunoco, L.P. (c)	5.63%	03/15/31	4,686,163
1,000,000	Venture Global Plaquemines LNG LLC (c)	6.13%	12/15/30	1,031,743
3,000,000	Venture Global Plaquemines LNG LLC (c)	7.50%	05/01/33	3,328,194
				9,046,100
	Other Industrial — 1.6%
3,345,000	AECOM (c)	6.00%	08/01/33	3,374,848
6,000,000	Jacobs Solutions, Inc.	4.75%	03/03/31	5,939,076
3,500,000	Quanta Services, Inc.	2.90%	10/01/30	3,260,836
11,500,000	Quanta Services, Inc.	4.50%	01/15/31	11,423,009
				23,997,769
	Packaging — 1.4%
4,000,000	Amcor Flexibles North America, Inc.	4.25%	03/08/29	3,965,991
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,716,856
3,000,000	Crown Americas LLC	5.25%	04/01/30	3,013,482
3,000,000	Crown Americas LLC	5.88%	06/01/33	3,023,916
				21,720,245
	Paper — 0.4%
5,302,000	Packaging Corp. of America	5.70%	12/01/33	5,516,323
	Pharmaceuticals — 0.4%
6,000,000	AbbVie, Inc.	4.13%	03/15/31	5,906,168
	Property & Casualty Insurance — 5.5%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,851,181
5,500,000	Aon North America, Inc.	5.30%	03/01/31	5,632,231
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance (Continued)
$2,500,000	Aon North America, Inc.	5.45%	03/01/34	$2,555,890
10,000,000	Arthur J. Gallagher & Co.	4.85%	12/15/29	10,099,367
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,640,690
4,494,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	4,559,136
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	6,008,573
2,250,000	Brown & Brown, Inc.	4.90%	06/23/30	2,247,839
4,500,000	Brown & Brown, Inc.	2.38%	03/15/31	3,983,752
5,500,000	Brown & Brown, Inc.	4.20%	03/17/32	5,220,049
3,500,000	Brown & Brown, Inc.	5.55%	06/23/35	3,490,897
1,000,000	Marsh & McLennan Cos., Inc.	4.65%	03/15/30	1,005,504
8,635,000	Ryan Specialty LLC (c)	4.38%	02/01/30	8,390,543
7,806,000	Ryan Specialty LLC (c)	5.88%	08/01/32	7,809,018
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,759,792
7,000,000	Willis North America, Inc.	4.55%	03/15/31	6,916,302
3,000,000	Willis North America, Inc.	5.35%	05/15/33	3,043,370
				82,214,134
	Technology — 12.2%
7,500,000	Atlassian Corp.	5.25%	05/15/29	7,545,236
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,428,723
6,504,000	Autodesk, Inc.	2.40%	12/15/31	5,732,794
11,500,000	CoStar Group, Inc. (c)	2.80%	07/15/30	10,449,562
22,174,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	21,142,004
1,000,000	Dell International LLC / EMC Corp.	4.15%	02/15/29	992,848
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,546,182
5,000,000	FactSet Research Systems, Inc.	3.45%	03/01/32	4,534,207
15,667,000	Fair Isaac Corp. (c)	6.00%	05/15/33	15,463,550
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,500,430
3,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	3,003,466
3,500,000	Fidelity National Information Services, Inc., Series 10Y	4.25%	05/15/28	3,461,511
7,000,000	Global Payments, Inc.	4.50%	11/15/28	6,946,232
3,500,000	Global Payments, Inc.	4.88%	11/15/30	3,441,339
3,500,000	Global Payments, Inc.	5.20%	11/15/32	3,421,123
5,000,000	Keysight Technologies, Inc.	4.60%	04/06/27	5,009,924
3,000,000	Molex Electronic Technologies LLC (c)	4.75%	04/30/28	3,014,226
3,500,000	Molex Electronic Technologies LLC (c)	5.25%	04/30/32	3,565,185
19,500,000	MSCI, Inc. (c)	4.00%	11/15/29	18,946,702
1,167,000	MSCI, Inc.	5.25%	09/01/35	1,149,319
2,500,000	MSCI, Inc.	5.15%	03/15/36	2,423,351
2,250,000	Oracle Corp.	2.30%	03/25/28	2,148,619
3,000,000	Oracle Corp.	4.50%	05/06/28	2,984,713
1,000,000	Oracle Corp.	6.15%	11/09/29	1,030,581
6,500,000	PTC, Inc. (c)	4.00%	02/15/28	6,349,937
2,063,000	Roper Technologies, Inc.	4.25%	09/15/28	2,048,262
3,000,000	Roper Technologies, Inc.	4.75%	02/15/32	2,974,320
7,650,000	Salesforce, Inc.	4.65%	03/15/29	7,666,210
6,000,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	5,998,188
5,000,000	TR Finance LLC	3.35%	05/15/26	4,997,659
3,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	3,500,011
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$3,000,000	VMware LLC	4.70%	05/15/30	$3,017,841
3,000,000	Workday, Inc.	3.80%	04/01/32	2,794,220
				184,228,475
	Wireless — 0.5%
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,472,754
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,512,282
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	1,005,141
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,021,505
				7,011,682
	Wirelines — 0.2%
3,500,000	Frontier Communications Holdings LLC (c)	5.00%	05/01/28	3,500,000
	Total Corporate Bonds and Notes			1,152,454,751
	(Cost $1,149,963,591)
FOREIGN CORPORATE BONDS AND NOTES — 20.0%
	Banking — 9.8%
4,000,000	Banco Santander S.A.	4.60%	04/15/29	3,991,608
3,600,000	Banco Santander S.A.	4.55%	11/06/30	3,552,257
3,500,000	Bank of Montreal (a)	4.35%	09/22/31	3,460,157
5,000,000	Bank of Montreal, Series J (a)	4.34%	03/19/30	4,974,710
5,000,000	Bank of Montreal, Series J (a)	4.44%	01/14/32	4,933,692
588,000	Barclays PLC (a)	5.09%	02/25/29	593,236
3,727,000	Barclays PLC (a)	4.94%	09/10/30	3,746,447
3,818,000	Barclays PLC (a)	4.52%	02/24/32	3,739,647
6,000,000	Canadian Imperial Bank of Commerce (a)	4.86%	01/13/28	6,018,531
3,500,000	Canadian Imperial Bank of Commerce (a)	4.24%	09/08/28	3,492,454
6,500,000	Canadian Imperial Bank of Commerce (a)	4.86%	03/30/29	6,549,096
3,500,000	Canadian Imperial Bank of Commerce (a)	4.28%	01/29/30	3,475,404
6,000,000	Cooperatieve Rabobank U.A. (a) (c)	4.99%	05/27/31	6,060,744
3,500,000	Cooperatieve Rabobank U.A. (a) (c)	5.71%	01/21/33	3,638,682
5,250,000	Credit Agricole S.A. (a) (c)	5.22%	05/27/31	5,315,586
1,750,000	Credit Agricole S.A. (a) (c)	4.82%	09/25/33	1,716,979
5,000,000	DNB Bank ASA (a) (c)	4.83%	03/30/32	4,994,246
8,000,000	ING Groep N.V. (a)	4.80%	03/23/32	7,967,736
2,500,000	Lloyds Banking Group PLC	4.38%	03/22/28	2,498,140
3,750,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	3,783,431
7,000,000	Lloyds Banking Group PLC (a)	4.24%	02/10/30	6,933,214
6,000,000	Royal Bank of Canada (a)	4.40%	04/17/30	5,976,273
4,412,000	Royal Bank of Canada (a)	4.61%	05/03/32	4,387,152
1,000,000	Santander UK Group Holdings PLC (a)	4.32%	09/22/29	992,486
10,500,000	Skandinaviska Enskilda Banken AB (c)	4.50%	09/03/30	10,427,974
7,500,000	Swedbank AB (c)	4.90%	03/30/31	7,550,311
1,615,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	1,628,384
3,000,000	Toronto-Dominion Bank (The)	4.57%	06/02/28	3,012,932
3,500,000	Toronto-Dominion Bank (The)	4.81%	06/03/30	3,530,756
4,000,000	Toronto-Dominion Bank (The)	4.87%	04/22/33	3,978,742
7,500,000	UBS Group AG (a) (c)	5.43%	02/08/30	7,655,839
7,000,000	UBS Group AG (a) (c)	4.40%	09/23/31	6,877,938
				147,454,784
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Building Materials — 0.8%
$5,200,000	Cemex S.A.B. de C.V. (c)	5.45%	11/19/29	$5,252,725
2,000,000	Cemex S.A.B. de C.V. (c)	3.88%	07/11/31	1,893,784
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,111,329
				12,257,838
	Environmental — 0.6%
9,500,000	GFL Environmental, Inc. (c)	3.50%	09/01/28	9,280,080
	Gaming — 0.4%
100,000	Flutter Treasury DAC (c)	6.38%	04/29/29	101,768
5,947,000	Flutter Treasury DAC (c)	5.88%	06/04/31	5,929,397
				6,031,165
	Healthcare — 0.8%
8,000,000	Icon Investments Six DAC	5.85%	05/08/29	8,153,090
3,000,000	Icon Investments Six DAC	6.00%	05/08/34	3,067,137
				11,220,227
	Leisure — 0.5%
6,000,000	Carnival Corp. (c)	5.88%	06/15/31	6,088,644
1,460,000	Carnival Corp. (c)	5.75%	08/01/32	1,469,166
				7,557,810
	Packaging — 0.9%
5,000,000	CCL Industries, Inc. (c)	3.25%	10/01/26	4,974,412
9,550,000	CCL Industries, Inc. (c)	3.05%	06/01/30	8,958,168
				13,932,580
	Paper — 0.9%
13,000,000	Smurfit Kappa Treasury ULC	5.20%	01/15/30	13,247,510
	Pharmaceuticals — 0.4%
2,900,000	Teva Pharmaceutical Finance Netherlands III B.V.	6.75%	03/01/28	2,976,348
3,470,000	Teva Pharmaceutical Finance Netherlands IV B.V.	5.75%	12/01/30	3,563,652
				6,540,000
	Property & Casualty Insurance — 0.5%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	8,133,682
	Railroads — 0.5%
7,500,000	Canadian Pacific Railway Co.	4.00%	03/15/29	7,416,964
	Restaurants — 0.5%
7,000,000	1011778 BC ULC / New Red Finance, Inc. (c)	5.63%	09/15/29	7,071,561
	Retailers — 2.2%
7,000,000	Alimentation Couche-Tard, Inc. (c)	4.15%	09/29/28	6,956,730
5,000,000	Alimentation Couche-Tard, Inc. (c)	2.95%	01/25/30	4,720,260
6,000,000	Belron UK Finance PLC (c)	5.75%	10/15/29	6,064,029
10,500,000	Gildan Activewear, Inc. (c)	4.70%	10/07/30	10,396,524
4,500,000	Gildan Activewear, Inc. (c)	5.40%	10/07/35	4,407,811
				32,545,354
	Technology — 1.2%
13,000,000	Constellation Software, Inc. (c)	5.16%	02/16/29	13,050,143
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$2,500,000	Constellation Software, Inc. (c)	5.46%	02/16/34	$2,450,037
3,000,000	Elastic N.V. (c)	4.13%	07/15/29	2,849,692
				18,349,872
	Total Foreign Corporate Bonds and Notes			301,039,427
	(Cost $300,956,868)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.6%
	Building Materials — 1.0%
15,000,000	Vulcan Materials Co.	3.85%	05/01/26	15,000,000
	Food and Beverage — 0.6%
9,300,000	Bacardi-Martini B.V.	4.11%	05/01/26	9,300,000
	Midstream — 1.0%
15,000,000	Energy Transfer, L.P.	3.93%	05/01/26	15,000,000
	Total Commercial Paper			39,300,000
	(Cost $39,300,000)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.2%
	Finance Companies — 0.2%
3,424,498	Corpay Technologies Operating Company LLC (FleetCor), Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.40%	04/28/28	3,433,059
	(Cost $3,424,497)

	Total Investments — 99.3%			1,496,227,237
	(Cost $1,493,644,956)
	Net Other Assets and Liabilities — 0.7%			11,007,881
	Net Assets — 100.0%			$1,507,235,118

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $514,225,866 or 34.1% of net assets.

See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
SOFR	– Secured Overnight Financing Rate

Country Allocation†	% of Net Assets
United States	79.3%
Canada	9.0
Ireland	2.3
United Kingdom	1.9
Netherlands	1.8
Sweden	1.2
Switzerland	1.0
Multi-National	0.5
Panama	0.5
Spain	0.5
Mexico	0.5
France	0.5
Norway	0.3
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,152,454,751	$—	$1,152,454,751	$—
Foreign Corporate Bonds and Notes*	301,039,427	—	301,039,427	—
Commercial Paper*	39,300,000	—	39,300,000	—
Senior Floating-Rate Loan Interests*	3,433,059	—	3,433,059	—
Total Investments	$1,496,227,237	$—	$1,496,227,237	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$1,496,227,237
Cash	306,596
Receivables:
Interest	16,214,315
Capital shares sold	1,894,194
Investment securities sold	1,136,537
Total Assets	1,515,778,879

LIABILITIES:
Payables:
Investment securities purchased	8,001,260
Investment advisory fees	542,501
Total Liabilities	8,543,761
NET ASSETS	$1,507,235,118

NET ASSETS consist of:
Paid-in capital	$1,500,330,736
Par value	796,500
Accumulated distributable earnings (loss)	6,107,882
NET ASSETS	$1,507,235,118
NET ASSET VALUE, per share	$18.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	79,650,002
Investments, at cost	$1,493,644,956
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$36,146,241
Total investment income	36,146,241

EXPENSES:
Investment advisory fees	3,570,100
Other expenses	986
Total expenses	3,571,086
Less fees waived by the investment advisor	(134,187)
Net expenses	3,436,899
NET INVESTMENT INCOME (LOSS)	32,709,342

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	4,103,116
Net change in unrealized appreciation (depreciation) on investments	(20,813,357)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,710,241)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,999,101
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$32,709,342	$58,242,078
Net realized gain (loss)	4,103,116	4,444,276
Net change in unrealized appreciation (depreciation)	(20,813,357)	13,292,894
Net increase (decrease) in net assets resulting from operations	15,999,101	75,979,248

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(36,079,486)	(59,018,627)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	149,256,069	237,424,580
Cost of shares redeemed	(15,261,055)	(97,550,952)
Net increase (decrease) in net assets resulting from shareholder transactions	133,995,014	139,873,628
Total increase (decrease) in net assets	113,914,629	156,834,249

NET ASSETS:
Beginning of period	1,393,320,489	1,236,486,240
End of period	$1,507,235,118	$1,393,320,489

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	72,650,002	65,350,002
Shares sold	7,800,000	12,450,000
Shares redeemed	(800,000)	(5,150,000)
Shares outstanding, end of period	79,650,002	72,650,002
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,			Period Ended 10/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$19.18	$18.92	$18.25	$18.38	$20.00
Income from investment operations:
Net investment income (loss)	0.43 (b)	0.86 (b)	0.87 (b)	0.85 (b)	0.39
Net realized and unrealized gain (loss)	(0.21)	0.27	0.67	(0.17)	(1.64)
Total from investment operations	0.22	1.13	1.54	0.68	(1.25)
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.86)	(0.86)	(0.81)	(0.37)
Net realized gain	(0.04)	(0.01)	—	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.48)	(0.87)	(0.87)	(0.81)	(0.37)
Net asset value, end of period	$18.92	$19.18	$18.92	$18.25	$18.38
Total return (c)	1.12%	6.11%	8.58%	3.68%	(6.28)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,507,235	$1,393,320	$1,236,486	$782,012	$16,542
Ratio of total expenses to average net assets	0.49% (d)	0.56% (e)	0.55%	0.55%	0.55% (d)
Ratio of net expenses to average net assets	0.48% (d)	0.56% (e)	0.55%	0.45%	0.45% (d)
Ratio of net investment income (loss) to average net assets	4.53% (d)	4.53%	4.63%	4.62%	2.33% (d)
Portfolio turnover rate (f)	30%	36%	22%	38%	113%

(a)	Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.55%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FSIG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. At least 80% of the Fund’s net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e. rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Commercial paper and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $7,985,775 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments.
Consent fees, upfront origination fees, and amendment fees from Senior Loans, if any, are included in “Other income” under Investment Income on the Statement of Operations.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees, if any, are included in “Other income” under Investment Income on the Statement of Operations. As of April 30, 2026, the Fund had no unfunded loan commitments.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$58,227,253
Capital gains	791,374
Return of capital	—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	2,824,019
Net unrealized appreciation (depreciation)	23,364,248
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Fund had no capital loss carryforwards available for federal income tax purposes.
During the taxable year ended October 31, 2025, the Fund utilized $781,365 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,493,644,956	$9,579,170	$(6,996,889)	$2,582,281
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.44% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion	0.49500%
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.11% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $134,187.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $543,145,800 and $421,068,535, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
FT Vest Technology Dividend Target Income ETF (TDVI)
FT Vest Dow Jones Internet & Target Income ETF (FDND)

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.2%
	Aerospace & Defense — 1.5%
150,617	General Dynamics Corp. (a)	$51,857,433
	Air Freight & Logistics — 2.9%
266,985	C.H. Robinson Worldwide, Inc. (a)	48,540,543
324,739	Expeditors International of Washington, Inc. (a)	48,025,651
		96,566,194
	Beverages — 4.3%
1,705,359	Brown-Forman Corp., Class B (a)	43,947,101
656,347	Coca-Cola (The) Co. (a)	51,693,890
316,480	PepsiCo, Inc. (a)	50,158,915
		145,799,906
	Biotechnology — 1.5%
239,026	AbbVie, Inc. (a)	50,510,974
	Building Products — 1.4%
754,410	A.O. Smith Corp. (a)	46,652,714
	Capital Markets — 5.9%
204,015	FactSet Research Systems, Inc. (a)	46,429,734
1,799,892	Franklin Resources, Inc. (a)	53,942,763
110,260	S&P Global, Inc. (a)	47,547,420
494,544	T. Rowe Price Group, Inc. (a)	50,878,687
		198,798,604
	Chemicals — 8.6%
166,324	Air Products and Chemicals, Inc. (a)	49,905,516
247,097	Albemarle Corp. (a)	48,603,980
181,026	Ecolab, Inc. (a)	47,175,376
99,081	Linde PLC (a)	49,653,452
442,022	PPG Industries, Inc. (a)	47,959,387
146,526	Sherwin-Williams (The) Co. (a)	47,124,227
		290,421,938
	Commercial Services & Supplies — 1.4%
278,164	Cintas Corp. (a)	48,598,032
	Consumer Staples Distribution & Retail — 4.4%
655,556	Sysco Corp. (a)	48,976,589
371,151	Target Corp. (a)	48,156,842
378,311	Walmart, Inc. (a)	49,910,570
		147,044,001
	Containers & Packaging — 1.4%
1,192,922	Amcor PLC (a)	45,378,753
	Distributors — 1.4%
426,340	Genuine Parts Co. (a)	45,716,438
	Electric Utilities — 3.1%
733,748	Eversource Energy (a)	51,875,984
541,159	NextEra Energy, Inc. (a)	52,968,643
		104,844,627
	Electrical Equipment — 1.4%
338,529	Emerson Electric Co. (a)	47,543,013
	Food Products — 5.9%
702,120	Archer-Daniels-Midland Co. (a)	52,336,025
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
2,307,251	Hormel Foods Corp. (a)	$49,536,679
512,106	J.M. Smucker (The) Co. (a)	50,201,751
943,230	McCormick & Co., Inc. (a)	47,953,813
		200,028,268
	Gas Utilities — 1.5%
268,021	Atmos Energy Corp. (a)	50,918,630
	Health Care Equipment & Supplies — 4.2%
528,786	Abbott Laboratories (a)	48,008,481
312,905	Becton Dickinson & Co. (a)	46,635,361
597,916	Medtronic PLC (a)	48,413,259
		143,057,101
	Health Care Providers & Services — 1.4%
239,259	Cardinal Health, Inc. (a)	46,148,276
	Hotels, Restaurants & Leisure — 1.4%
162,434	McDonald’s Corp. (a)	47,688,998
	Household Products — 7.4%
526,006	Church & Dwight Co., Inc. (a)	51,054,142
492,211	Clorox (The) Co. (a)	47,468,829
599,304	Colgate-Palmolive Co. (a)	51,156,589
507,548	Kimberly-Clark Corp. (a)	49,957,950
344,499	Procter & Gamble (The) Co. (a)	50,672,358
		250,309,868
	Insurance — 6.8%
422,774	Aflac, Inc. (a)	48,056,721
711,082	Brown & Brown, Inc. (a)	42,771,582
148,893	Chubb Ltd. (a)	48,688,011
294,540	Cincinnati Financial Corp. (a)	48,186,744
193,141	Erie Indemnity Co., Class A (a)	42,284,359
		229,987,417
	IT Services — 1.3%
191,759	International Business Machines Corp. (a)	44,292,494
	Life Sciences Tools & Services — 1.6%
178,470	West Pharmaceutical Services, Inc. (a)	53,110,887
	Machinery — 8.8%
61,252	Caterpillar, Inc. (a)	54,521,018
222,576	Dover Corp. (a)	50,393,432
180,885	Illinois Tool Works, Inc. (a)	46,670,139
173,419	Nordson Corp. (a)	50,022,710
544,828	Pentair PLC (a)	43,973,068
643,004	Stanley Black & Decker, Inc. (a)	50,257,193
		295,837,560
	Metals & Mining — 1.6%
235,649	Nucor Corp. (a)	53,089,363
	Multi-Utilities — 1.5%
453,176	Consolidated Edison, Inc. (a)	50,524,592
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.0%
263,625	Chevron Corp. (a)	$50,961,349
330,474	Exxon Mobil Corp. (a)	51,002,052
		101,963,401
	Personal Care Products — 1.5%
2,834,051	Kenvue, Inc. (a)	49,680,914
	Pharmaceuticals — 1.5%
216,790	Johnson & Johnson (a)	49,829,182
	Professional Services — 1.5%
241,677	Automatic Data Processing, Inc. (a)	51,221,023
	Residential REITs — 1.5%
193,668	Essex Property Trust, Inc. (a)	50,975,354
	Retail REITs — 2.9%
441,187	Federal Realty Investment Trust (a)	48,927,638
766,079	Realty Income Corp. (a)	49,212,915
		98,140,553
	Software — 1.4%
135,092	Roper Technologies, Inc. (a)	47,931,993
	Specialty Retail — 1.4%
195,187	Lowe’s Cos., Inc. (a)	46,608,704
	Trading Companies & Distributors — 2.9%
1,072,847	Fastenal Co. (a)	48,203,016
41,869	W.W. Grainger, Inc. (a)	48,624,563
		96,827,579
	Total Common Stocks	3,377,904,784
	(Cost $3,235,671,553)
MONEY MARKET FUNDS — 0.3%
9,069,288	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	9,069,288
	(Cost $9,069,288)
	Total Investments — 100.5%	3,386,974,072
	(Cost $3,244,740,841)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(1,159)	A.O. Smith Corp.	$(7,167,256)	$65.00	05/15/26	(46,360)
(693)	Abbott Laboratories	(6,291,747)	97.50	05/15/26	(14,553)
(387)	AbbVie, Inc.	(8,178,084)	210.00	05/15/26	(224,460)
(771)	Aflac, Inc.	(8,763,957)	115.00	05/15/26	(80,955)
(318)	Air Products and Chemicals, Inc.	(9,541,590)	290.00	05/15/26	(326,586)
(465)	Albemarle Corp.	(9,146,550)	200.00	05/15/26	(495,225)
(1,974)	Amcor PLC	(7,509,096)	42.00	05/15/26	(59,220)
(1,237)	Archer-Daniels-Midland Co.	(9,220,598)	67.50	05/15/26	(1,008,155)
(497)	Atmos Energy Corp.	(9,442,006)	185.00	05/15/26	(273,847)
(326)	Automatic Data Processing, Inc.	(6,909,244)	200.00	05/15/26	(456,400)
(506)	Becton Dickinson & Co.	(7,541,424)	160.00	05/15/26	(70,840)
(1,072)	Brown & Brown, Inc.	(6,448,080)	70.00	05/15/26	(3,216)
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2,989)	Brown-Forman Corp.	$(7,702,653)	$30.00	05/15/26	$(44,835)
(467)	C.H. Robinson Worldwide, Inc.	(8,490,527)	185.00	05/15/26	(254,515)
(402)	Cardinal Health, Inc.	(7,753,776)	210.00	05/15/26	(16,080)
(130)	Caterpillar, Inc.	(11,571,430)	790.00	05/15/26	(1,315,600)
(502)	Chevron Corp.	(9,704,162)	185.00	05/15/26	(542,160)
(279)	Chubb Ltd.	(9,123,300)	330.00	05/15/26	(136,431)
(912)	Church & Dwight Co., Inc.	(8,851,872)	95.00	05/15/26	(316,464)
(517)	Cincinnati Financial Corp.	(8,458,120)	165.00	05/15/26	(115,033)
(428)	Cintas Corp.	(7,477,588)	180.00	05/15/26	(63,130)
(757)	Clorox (The) Co.	(7,300,508)	105.00	05/15/26	(60,560)
(1,163)	Coca-Cola (The) Co.	(9,159,788)	75.00	05/15/26	(476,830)
(988)	Colgate-Palmolive Co.	(8,433,568)	85.00	05/15/26	(247,000)
(806)	Consolidated Edison, Inc.	(8,986,094)	110.00	05/15/26	(194,246)
(401)	Dover Corp.	(9,079,041)	220.00	05/15/26	(403,005)
(299)	Ecolab, Inc.	(7,791,940)	280.00	05/15/26	(18,538)
(560)	Emerson Electric Co.	(7,864,640)	145.00	05/15/26	(155,400)
(299)	Erie Indemnity Co.	(6,546,007)	240.00	05/15/26	(23,920)
(325)	Essex Property Trust, Inc.	(8,554,325)	250.00	05/15/26	(463,125)
(1,173)	Eversource Energy	(8,293,110)	70.00	05/15/26	(175,950)
(515)	Expeditors International of Washington, Inc.	(7,616,335)	145.00	05/15/26	(350,200)
(627)	Exxon Mobil Corp.	(9,676,491)	145.00	05/15/26	(674,025)
(295)	FactSet Research Systems, Inc.	(6,713,610)	230.00	05/15/26	(182,900)
(1,877)	Fastenal Co.	(8,433,361)	45.00	05/15/26	(197,085)
(817)	Federal Realty Investment Trust	(9,060,530)	110.00	05/15/26	(179,740)
(3,287)	Franklin Resources, Inc.	(9,851,139)	27.00	05/15/26	(1,084,710)
(229)	General Dynamics Corp.	(7,884,470)	340.00	05/15/26	(169,460)
(614)	Genuine Parts Co.	(6,583,922)	115.00	05/15/26	(21,490)
(3,427)	Hormel Foods Corp.	(7,357,769)	21.00	05/15/26	(205,620)
(322)	Illinois Tool Works, Inc.	(8,307,922)	270.00	05/15/26	(43,470)
(281)	International Business Machines Corp.	(6,490,538)	250.00	05/15/26	(23,885)
(819)	J.M. Smucker (The) Co.	(8,028,657)	95.00	05/15/26	(327,600)
(384)	Johnson & Johnson	(8,826,240)	240.00	05/15/26	(38,400)
(4,817)	Kenvue, Inc.	(8,444,201)	18.00	05/15/26	(101,157)
(837)	Kimberly-Clark Corp.	(8,238,591)	100.00	05/15/26	(100,440)
(191)	Linde PLC	(9,571,774)	495.00	05/15/26	(357,552)
(302)	Lowe’s Cos., Inc.	(7,211,458)	250.00	05/15/26	(63,420)
(1,258)	McCormick & Co., Inc.	(6,395,672)	55.00	05/15/26	(30,192)
(274)	McDonald’s Corp.	(8,044,366)	310.00	05/15/26	(30,688)
(835)	Medtronic PLC	(6,760,995)	85.00	05/15/26	(21,710)
(998)	NextEra Energy, Inc.	(9,768,424)	92.50	05/15/26	(600,796)
(307)	Nordson Corp.	(8,855,415)	280.00	05/15/26	(356,120)
(464)	Nucor Corp.	(10,453,456)	195.00	05/15/26	(1,372,048)
(781)	Pentair PLC (c)	(6,303,451)	92.50	05/15/26	(15,620)
(570)	PepsiCo, Inc.	(9,033,930)	155.00	05/15/26	(284,430)
(744)	PPG Industries, Inc.	(8,072,400)	115.00	05/15/26	(63,984)
(573)	Procter & Gamble (The) Co.	(8,428,257)	145.00	05/15/26	(223,470)
(1,355)	Realty Income Corp.	(8,704,520)	65.00	05/15/26	(88,075)
(207)	Roper Technologies, Inc.	(7,344,567)	360.00	05/15/26	(145,935)
(158)	S&P Global, Inc.	(6,813,434)	440.00	05/15/26	(118,500)
(235)	Sherwin-Williams (The) Co.	(7,557,835)	350.00	05/15/26	(11,750)
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,002)	Stanley Black & Decker, Inc.	$(7,831,632)	$70.00	05/15/26	$(821,640)
(1,088)	Sysco Corp.	(8,128,448)	77.50	05/15/26	(54,400)
(789)	T. Rowe Price Group, Inc.	(8,117,232)	95.00	05/15/26	(615,420)
(789)	Target Corp.	(10,237,275)	125.00	05/15/26	(456,831)
(79)	W.W. Grainger, Inc.	(9,174,665)	1,160.00	05/15/26	(261,885)
(701)	Walmart, Inc.	(9,248,293)	125.00	05/15/26	(549,584)
(328)	West Pharmaceutical Services, Inc.	(9,760,952)	270.00	05/15/26	(964,320)
	Total Written Options				(19,291,191)
	(Premiums received $19,445,771)
	Net Other Assets and Liabilities — 0.0%				1,676,028
	Net Assets — 100.0%				$3,369,358,909

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2026, the value of these securities amounts to $566,985,060.
(b)	Rate shown reflects yield as of April 30, 2026.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, investments noted as such are valued at $(15,620) or (0.0)% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,377,904,784	$3,377,904,784	$—	$—
Money Market Funds	9,069,288	9,069,288	—	—
Total Investments	$3,386,974,072	$3,386,974,072	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,291,191)	$(15,756,533)	$(3,534,658)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.7%
6,096	Curtiss-Wright Corp. (a)	$4,390,339
4,099	Huntington Ingalls Industries, Inc.	1,493,225
23,992	Woodward, Inc. (a)	8,708,856
		14,592,420
	Automobile Components — 0.7%
15,123	Lear Corp. (a)	1,922,587
35,042	Visteon Corp. (a)	3,914,542
		5,837,129
	Banks — 16.3%
69,140	Associated Banc-Corp.	1,946,982
141,078	Bank OZK (a)	6,794,316
16,134	BOK Financial Corp. (a)	2,158,568
121,480	Commerce Bancshares, Inc. (a)	6,320,604
51,407	Cullen/Frost Bankers, Inc. (a)	7,450,416
64,643	East West Bancorp, Inc. (a)	8,175,400
86,114	Enterprise Financial Services Corp. (a)	4,979,111
74,805	Fifth Third Bancorp (a)	3,797,102
320,818	First BanCorp (a)	7,789,461
1,826	First Citizens BancShares, Inc., Class A (a)	3,622,455
52,744	First Interstate BancSystem, Inc., Class A	1,871,885
40,082	First Merchants Corp. (a)	1,620,916
263,673	Fulton Financial Corp. (a)	5,692,700
27,869	Hancock Whitney Corp. (a)	1,881,436
234,948	Home BancShares, Inc. (a)	6,313,053
331,262	Huntington Bancshares, Inc. (a)	5,551,951
24,765	Independent Bank Corp. (a)	1,931,422
72,339	International Bancshares Corp. (a)	5,189,600
17,115	M&T Bank Corp. (a)	3,741,852
12,420	Nicolet Bankshares, Inc. (a)	1,819,282
161,212	OFG Bancorp (a)	7,409,304
35,090	Pinnacle Financial Partners, Inc. (a)	3,471,805
23,969	Prosperity Bancshares, Inc. (a)	1,669,441
130,332	Regions Financial Corp. (a)	3,720,979
39,343	ServisFirst Bancshares, Inc. (a)	3,132,490
70,559	SouthState Bank Corp. (a)	6,891,498
59,010	UMB Financial Corp. (a)	7,445,292
49,827	Wintrust Financial Corp. (a)	7,502,451
91,502	Zions Bancorp N.A. (a)	5,803,057
		135,694,829
	Beverages — 0.9%
37,577	Coca-Cola Consolidated, Inc. (a)	7,705,915
	Building Products — 3.2%
95,403	A.O. Smith Corp. (a)	5,899,722
46,889	Advanced Drainage Systems, Inc. (a)	6,998,183
9,820	Allegion PLC (a)	1,350,054
5,181	Carlisle Cos., Inc. (a)	1,840,602
4,977	CSW Industrials, Inc. (a)	1,449,302
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
37,761	Simpson Manufacturing Co., Inc. (a)	$7,202,156
34,570	Zurn Elkay Water Solutions Corp. (a)	1,796,257
		26,536,276
	Capital Markets — 4.5%
26,170	Cboe Global Markets, Inc. (a)	7,853,356
31,342	Federated Hermes, Inc. (a)	1,820,657
106,768	Interactive Brokers Group, Inc., Class A (a)	8,488,056
52,242	Northern Trust Corp. (a)	8,689,934
79,547	SEI Investments Co. (a)	7,213,322
35,373	T. Rowe Price Group, Inc. (a)	3,639,174
		37,704,499
	Chemicals — 1.5%
30,889	Balchem Corp. (a)	4,992,280
135,936	Element Solutions, Inc. (a)	5,789,515
14,824	PPG Industries, Inc.	1,608,404
		12,390,199
	Commercial Services & Supplies — 3.8%
84,007	Brady Corp., Class A (a)	6,873,453
63,702	Brink’s (The) Co. (a)	6,800,189
28,893	MSA Safety, Inc. (a)	4,807,506
50,949	Tetra Tech, Inc.	1,646,672
26,984	UniFirst Corp. (a)	6,894,682
50,677	Veralto Corp. (a)	4,469,711
		31,492,213
	Construction & Engineering — 5.5%
61,796	AECOM (a)	5,197,044
8,507	Comfort Systems USA, Inc. (a)	15,655,007
11,115	EMCOR Group, Inc. (a)	9,910,912
60,284	Primoris Services Corp. (a)	10,920,446
24,236	Tutor Perini Corp.	2,252,009
4,030	Valmont Industries, Inc. (a)	2,047,401
		45,982,819
	Construction Materials — 0.4%
30,824	United States Lime & Minerals, Inc. (a)	3,318,820
	Consumer Finance — 1.3%
51,867	PROG Holdings, Inc.	1,858,395
144,477	SLM Corp. (a)	3,334,529
69,499	Synchrony Financial (a)	5,295,824
		10,488,748
	Consumer Staples Distribution & Retail — 1.0%
54,818	PriceSmart, Inc. (a)	8,602,041
	Containers & Packaging — 0.2%
12,723	AptarGroup, Inc.	1,573,581
	Diversified Consumer Services — 2.4%
6,344	Graham Holdings Co., Class B (a)	7,121,203
59,801	H&R Block, Inc. (a)	1,897,486
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
154,399	OneSpaWorld Holdings Ltd. (a)	$3,807,479
209,222	Perdoceo Education Corp. (a)	7,100,995
		19,927,163
	Electric Utilities — 0.4%
39,558	Otter Tail Corp. (a)	3,530,156
	Electrical Equipment — 4.0%
21,496	Acuity, Inc. (a)	6,228,896
56,929	EnerSys (a)	12,140,678
3,823	Hubbell, Inc. (a)	1,942,734
45,695	Powell Industries, Inc. (a)	12,669,853
		32,982,161
	Electronic Equipment, Instruments & Components — 1.7%
21,208	Badger Meter, Inc. (a)	2,564,259
41,714	Benchmark Electronics, Inc. (a)	3,422,634
41,031	ePlus, Inc. (a)	3,474,915
43,740	Napco Security Technologies, Inc. (a)	2,044,845
11,644	TD SYNNEX Corp.	2,656,928
		14,163,581
	Energy Equipment & Services — 3.2%
149,001	Cactus, Inc., Class A (a)	8,302,336
359,370	NOV, Inc. (a)	7,352,710
100,390	Weatherford International PLC (a)	11,078,037
		26,733,083
	Financial Services — 2.2%
87,222	Enact Holdings, Inc. (a)	3,726,996
30,887	Jack Henry & Associates, Inc. (a)	4,748,876
244,298	MGIC Investment Corp. (a)	6,469,011
44,608	Radian Group, Inc. (a)	1,598,305
27,290	Voya Financial, Inc.	2,236,688
		18,779,876
	Food Products — 2.0%
70,986	Cal-Maine Foods, Inc. (a)	5,484,378
54,660	Ingredion, Inc. (a)	6,107,709
39,186	Marzetti (The) Company (a)	5,105,152
		16,697,239
	Health Care Equipment & Supplies — 1.0%
72,713	LeMaitre Vascular, Inc. (a)	7,980,252
	Health Care Providers & Services — 1.7%
14,484	Chemed Corp. (a)	6,155,410
8,519	Ensign Group (The), Inc. (a)	1,590,412
37,920	National HealthCare Corp. (a)	6,571,157
		14,316,979
	Hotels, Restaurants & Leisure — 0.4%
14,868	Expedia Group, Inc. (a)	3,692,765
	Household Durables — 2.5%
27,620	Installed Building Products, Inc. (a)	7,969,751
36,358	La-Z-Boy, Inc. (a)	1,263,077
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
54,394	PulteGroup, Inc. (a)	$6,655,650
35,353	Toll Brothers, Inc. (a)	5,025,075
		20,913,553
	Household Products — 0.8%
30,041	WD-40 Co. (a)	6,307,408
	Insurance — 8.8%
30,387	Assurant, Inc. (a)	7,179,536
77,622	Assured Guaranty Ltd. (a)	6,357,242
14,676	Axis Capital Holdings Ltd. (a)	1,473,617
31,789	Cincinnati Financial Corp. (a)	5,200,680
73,248	CNA Financial Corp. (a)	3,532,751
5,484	Everest Group Ltd.	1,956,472
51,097	First American Financial Corp. (a)	3,583,433
37,239	Hanover Insurance Group (The), Inc. (a)	6,989,388
84,706	Lincoln National Corp. (a)	3,202,734
119,953	Old Republic International Corp. (a)	4,792,122
25,403	Primerica, Inc. (a)	7,145,102
33,163	Reinsurance Group of America, Inc. (a)	7,012,648
63,964	Selective Insurance Group, Inc. (a)	5,369,778
42,471	Unum Group (a)	3,413,819
90,275	W.R. Berkley Corp. (a)	6,033,078
		73,242,400
	Interactive Media & Services — 0.5%
107,267	Match Group, Inc. (a)	4,013,931
	IT Services — 0.7%
20,646	VeriSign, Inc. (a)	5,546,754
	Machinery — 10.4%
34,390	Alamo Group, Inc. (a)	5,964,602
66,923	Allison Transmission Holdings, Inc. (a)	8,991,105
140,508	Atmus Filtration Technologies, Inc. (a)	8,908,207
9,092	Crane Co.	1,615,921
41,589	Donaldson Co., Inc. (a)	3,666,902
16,998	Dover Corp. (a)	3,848,517
12,384	Esab Corp. (a)	1,216,976
23,077	Flowserve Corp. (a)	1,699,390
34,764	Fortive Corp. (a)	2,078,539
34,625	Franklin Electric Co., Inc. (a)	3,469,079
76,891	Graco, Inc. (a)	6,172,040
8,409	IDEX Corp. (a)	1,831,901
37,858	ITT, Inc. (a)	8,114,484
7,863	Lincoln Electric Holdings, Inc. (a)	2,083,695
67,365	Mueller Industries, Inc. (a)	9,123,242
128,963	Mueller Water Products, Inc., Class A (a)	3,596,778
19,442	Snap-on, Inc. (a)	7,454,063
23,818	Watts Water Technologies, Inc., Class A (a)	7,149,211
		86,984,652
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 1.8%
113,143	Fox Corp., Class A (a)	$7,183,449
102,876	New York Times (The) Co., Class A (a)	8,130,290
		15,313,739
	Metals & Mining — 0.7%
195,546	Hecla Mining Co. (a)	3,523,739
8,545	Royal Gold, Inc. (a)	1,994,232
		5,517,971
	Oil, Gas & Consumable Fuels — 0.7%
21,984	Core Natural Resources, Inc. (a)	1,972,844
9,191	Texas Pacific Land Corp. (a)	4,077,771
		6,050,615
	Personal Care Products — 0.7%
64,046	Interparfums, Inc. (a)	5,842,276
	Professional Services — 3.1%
25,928	CSG Systems International, Inc. (a)	2,084,871
66,040	Exponent, Inc. (a)	4,417,416
155,426	Genpact Ltd. (a)	5,401,054
23,445	Jacobs Solutions, Inc. (a)	3,034,017
37,941	Paycom Software, Inc. (a)	4,809,401
65,711	UL Solutions, Inc., Class A (a)	5,946,188
		25,692,947
	Semiconductors & Semiconductor Equipment — 0.6%
53,588	Universal Display Corp. (a)	4,666,979
	Software — 3.2%
191,305	Clear Secure, Inc., Class A (a)	10,213,774
95,584	Dolby Laboratories, Inc., Class A (a)	6,130,758
22,727	InterDigital, Inc. (a)	6,739,919
102,525	Pegasystems, Inc. (a)	3,747,289
		26,831,740
	Specialty Retail — 2.1%
16,457	Dick’s Sporting Goods, Inc. (a)	3,734,423
125,968	Gap (The), Inc. (a)	3,097,553
36,285	Williams-Sonoma, Inc. (a)	6,575,205
11,190	Winmark Corp. (a)	4,257,683
		17,664,864
	Technology Hardware, Storage & Peripherals — 0.6%
44,869	NetApp, Inc. (a)	4,970,139
	Textiles, Apparel & Luxury Goods — 1.4%
22,190	Kontoor Brands, Inc. (a)	1,627,858
20,637	Ralph Lauren Corp. (a)	7,401,254
19,381	Tapestry, Inc. (a)	2,811,020
		11,840,132
	Tobacco — 0.4%
46,496	Turning Point Brands, Inc. (a)	3,751,297
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.9%
25,851	Applied Industrial Technologies, Inc. (a)	$7,903,943
	Total Common Stocks	833,778,084
	(Cost $754,687,990)
MONEY MARKET FUNDS — 0.2%
1,822,660	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	1,822,660
	(Cost $1,822,660)
	Total Investments — 100.1%	835,600,744
	(Cost $756,510,650)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(357)	Russell 2000® Index	$(99,956,609)	$2,785.00	05/01/26	(719,712)
	(Premiums received $1,220,416)
	Net Other Assets and Liabilities — (0.0)%				(258,274)
	Net Assets — 100.0%				$834,622,758

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2026, the value of these securities amounts to $32,750,201.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$833,778,084	$833,778,084	$—	$—
Money Market Funds	1,822,660	1,822,660	—	—
Total Investments	$835,600,744	$835,600,744	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(719,712)	$(719,712)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 5.4%
95,618	Cisco Systems, Inc. (a)	$8,749,047
9,030	Ituran Location and Control Ltd. (a)	520,128
15,756	Motorola Solutions, Inc. (a)	6,917,357
210,441	Nokia Oyj, ADR (a)	2,716,793
82,998	Telefonaktiebolaget LM Ericsson, ADR (a)	980,206
2,408	Ubiquiti, Inc. (a)	2,436,920
		22,320,451
	Diversified Telecommunication Services — 7.5%
271,258	AT&T, Inc. (a)	7,087,971
7,840	Chunghwa Telecom Co., Ltd., ADR (a)	339,786
245,412	Comcast Corp., Class A (a)	6,635,940
27,684	Iridium Communications, Inc. (a)	1,081,614
54,218	KT Corp., ADR (a)	1,161,892
4,863	Shenandoah Telecommunications Co. (a)	76,495
25,388	Telefonica Brasil S.A., ADR (a)	402,908
28,705	Telkom Indonesia Persero Tbk PT, ADR (a)	485,402
552,980	TELUS Corp. (a)	6,928,839
151,535	Verizon Communications, Inc. (a)	7,278,226
		31,479,073
	Electronic Equipment, Instruments & Components — 4.7%
33,042	Amphenol Corp., Class A (a)	4,866,095
8,911	Avnet, Inc. (a)	735,247
2,211	Benchmark Electronics, Inc. (a)	181,413
13,885	CDW Corp. (a)	1,900,995
699	Climb Global Solutions, Inc. (a)	11,659
33,674	Corning, Inc. (a)	5,530,618
862	ePlus, Inc. (a)	73,003
18,441	Ingram Micro Holding Corp. (a)	567,430
1,308	PC Connection, Inc. (a)	83,372
4,879	TD SYNNEX Corp. (a)	1,113,290
18,678	TE Connectivity PLC (a)	3,953,385
13,928	Vishay Intertechnology, Inc. (a)	403,494
		19,420,001
	Entertainment — 0.1%
35,074	Tencent Music Entertainment Group, ADR (a)	321,629
	Interactive Media & Services — 0.7%
33,224	Autohome, Inc., ADR (a)	618,963
17,802	JOYY, Inc., ADR (a)	1,050,140
29,486	Match Group, Inc. (a)	1,103,366
35,562	Weibo Corp., ADR (a)	299,077
		3,071,546
	IT Services — 8.3%
17,122	Amdocs Ltd. (a)	1,107,280
6,194	CGI, Inc. (a)	405,335
48,507	Cognizant Technology Solutions Corp., Class A (a)	2,566,020
126,523	International Business Machines Corp. (a)	29,224,283
4,899	VeriSign, Inc. (a)	1,316,165
69,167	Wipro Ltd., ADR (a)	141,101
		34,760,184
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 2.3%
16,942	Concentrix Corp. (a)	$403,558
10,418	KBR, Inc. (a)	390,571
6,199	Leidos Holdings, Inc. (a)	925,015
2,995	Paycom Software, Inc. (a)	379,646
11,234	RELX PLC, ADR (a)	411,052
3,816	Science Applications International Corp. (a)	369,274
17,579	SS&C Technologies Holdings, Inc. (a)	1,218,225
57,872	Thomson Reuters Corp. (a)	5,537,772
		9,635,113
	Semiconductors & Semiconductor Equipment — 39.7%
9,039	Amkor Technology, Inc. (a)	630,470
28,636	Analog Devices, Inc. (a)	11,519,117
19,996	Applied Materials, Inc. (a)	7,888,222
12,141	ASE Technology Holding Co., Ltd., ADR (a)	381,349
2,352	ASML Holding N.V. (a)	3,384,504
95,109	Broadcom, Inc. (a)	39,701,350
27,864	Himax Technologies, Inc., ADR (a)	327,402
3,353	KLA Corp. (a)	5,868,924
3,245	Kulicke & Soffa Industries, Inc. (a)	277,447
69,536	Microchip Technology, Inc. (a)	6,460,590
1,413	Monolithic Power Systems, Inc. (a)	2,281,161
23,795	NXP Semiconductors N.V. (a)	6,985,974
5,127	Power Integrations, Inc. (a)	372,784
106,741	QUALCOMM, Inc. (a)	19,168,549
2,733	Silicon Motion Technology Corp., ADR (a)	597,926
37,508	Skyworks Solutions, Inc. (a)	2,631,936
5,544	STMicroelectronics N.V. (a)	305,696
40,567	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	16,066,966
143,283	Texas Instruments, Inc. (a)	40,273,986
28,597	United Microelectronics Corp., ADR (a)	373,477
4,187	Universal Display Corp. (a)	364,646
		165,862,476
	Software — 20.1%
4,710	A10 Networks, Inc. (a)	125,662
5,555	Adeia, Inc. (a)	176,927
11,761	Bentley Systems, Inc., Class B (a)	383,644
5,359	Clear Secure, Inc., Class A (a)	286,117
6,505	Dolby Laboratories, Inc., Class A (a)	417,231
70,711	Gen Digital, Inc. (a)	1,364,015
1,984	InterDigital, Inc. (a)	588,375
15,962	Intuit, Inc. (a)	6,201,237
4,312	Karooooo Ltd. (a)	211,094
77,384	Microsoft Corp. (a)	31,555,647
57,316	Open Text Corp. (a)	1,298,781
199,647	Oracle Corp. (a)	32,221,029
5,250	Roper Technologies, Inc. (a)	1,862,752
36,887	Salesforce, Inc. (a)	6,511,662
4,287	SAP SE, ADR (a)	726,604
		83,930,777
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 6.1%
24,956	Dell Technologies, Inc., Class C (a)	$5,214,556
173,687	Hewlett Packard Enterprise Co. (a)	4,996,975
296,493	HP, Inc. (a)	6,184,844
13,350	Logitech International S.A. (a)	1,325,388
21,844	NetApp, Inc. (a)	2,419,660
8,170	Seagate Technology Holdings PLC (a)	5,503,639
		25,645,062
	Wireless Telecommunication Services — 5.0%
52,138	America Movil S.A.B. de C.V., ADR (a)	1,386,871
74,880	Millicom International Cellular S.A. (a)	6,355,814
167,918	Rogers Communications, Inc., Class B (a)	6,117,253
9,291	SK Telecom Co., Ltd., ADR (a)	347,576
34,999	T-Mobile US, Inc. (a)	6,842,305
		21,049,819
	Total Common Stocks	417,496,131
	(Cost $382,589,199)
MONEY MARKET FUNDS — 0.2%
743,802	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	743,802
	(Cost $743,802)
	Total Investments — 100.1%	418,239,933
	(Cost $383,333,001)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(76)	S&P 500 Weeklys	$(54,788,476)	$7,165.00	05/01/26	(434,872)
	(Premiums received $474,882)
	Net Other Assets and Liabilities — 0.0%				89,021
	Net Assets — 100.0%				$417,894,082

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2026, the value of these securities amounts to $12,486,185.
(b)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$417,496,131	$417,496,131	$—	$—
Money Market Funds	743,802	743,802	—	—
Total Investments	$418,239,933	$418,239,933	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(434,872)	$(434,872)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.3%
	Broadline Retail — 13.8%
4,193	Amazon.com, Inc. (a) (b)	$1,111,397
2,031	eBay, Inc. (b)	210,168
		1,321,565
	Commercial Services & Supplies — 1.4%
4,004	Copart, Inc. (a) (b)	132,572
	Communications Equipment — 16.1%
2,602	Arista Networks, Inc. (a) (b)	449,391
633	Ciena Corp. (a) (b)	333,958
7,450	Cisco Systems, Inc. (b)	681,675
254	F5, Inc. (a) (b)	82,271
		1,547,295
	Diversified Consumer Services — 0.2%
180	Duolingo, Inc. (a) (b)	19,818
	Entertainment — 9.5%
7,961	Netflix, Inc. (a) (b)	745,229
2,974	ROBLOX Corp., Class A (a) (b)	164,343
		909,572
	Financial Services — 2.1%
4,139	PayPal Holdings, Inc. (b)	207,530
	Health Care Technology — 1.1%
680	Veeva Systems, Inc., Class A (a) (b)	106,060
	Hotels, Restaurants & Leisure — 11.2%
1,904	Airbnb, Inc., Class A (a) (b)	267,245
2,320	Booking Holdings, Inc. (b)	390,595
1,681	DoorDash, Inc., Class A (a) (b)	283,501
2,227	DraftKings, Inc., Class A (a) (b)	51,934
788	Flutter Entertainment PLC (a) (b)	85,049
		1,078,324
	Interactive Media & Services — 20.2%
1,602	Alphabet, Inc., Class A (b)	616,450
1,287	Alphabet, Inc., Class C (b)	491,557
1,361	Meta Platforms, Inc., Class A (b)	832,809
		1,940,816
	IT Services — 9.4%
647	Akamai Technologies, Inc. (a) (b)	66,628
1,426	Cloudflare, Inc., Class A (a) (b)	292,287
1,086	CoreWeave, Inc., Class A (a) (b)	121,198
608	GoDaddy, Inc., Class A (a) (b)	52,768
762	Okta, Inc. (a) (b)	56,121
1,538	Snowflake, Inc. (a) (b)	209,891
371	VeriSign, Inc. (b)	99,673
		898,566
	Professional Services — 0.3%
220	Paycom Software, Inc. (b)	27,887
	Software — 11.4%
763	Atlassian Corp., Class A (a) (b)	52,334
644	Box, Inc., Class A (a) (b)	15,585
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,476	Datadog, Inc., Class A (a) (b)	$195,113
900	Docusign, Inc. (a) (b)	41,391
784	Dropbox, Inc., Class A (a) (b)	19,043
237	HubSpot, Inc. (a) (b)	52,557
1,701	MARA Holdings, Inc. (a) (b)	20,395
1,216	Nutanix, Inc., Class A (a) (b)	49,722
2,067	Salesforce, Inc. (b)	364,888
1,610	Samsara, Inc., Class A (a) (b)	46,271
958	Workday, Inc., Class A (a) (b)	117,259
1,194	Zoom Communications, Inc. (a) (b)	115,997
		1,090,555
	Specialty Retail — 2.6%
636	Carvana Co. (a) (b)	251,729
	Total Common Stocks	9,532,289
	(Cost $9,415,114)
MONEY MARKET FUNDS — 0.1%
5,738	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	5,738
	(Cost $5,738)
	Total Investments — 99.4%	9,538,027
	(Cost $9,420,852)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(52)	Nasdaq-100 Micro Index	$(1,427,504)	$273.00	05/01/26	(11,700)
	(Premiums received $16,559)
	Net Other Assets and Liabilities — 0.7%				69,048
	Net Assets — 100.0%				$9,595,375

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At April 30, 2026, the value of these securities amounts to $1,265,164.
(c)	Rate shown reflects yield as of April 30, 2026.
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,532,289	$9,532,289	$—	$—
Money Market Funds	5,738	5,738	—	—
Total Investments	$9,538,027	$9,538,027	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,700)	$(11,700)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)	FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)	FT Vest Technology Dividend Target Income ETF (TDVI)	FT Vest Dow Jones Internet & Target Income ETF (FDND)
ASSETS:
Investments, at value	$3,386,974,072	$835,600,744	$418,239,933	$9,538,027
Due from broker	3,000	100	100	100
Cash segregated as collateral	—	121,779	52,112	22,769
Receivables:
Investment securities sold	228,894,659	—	—	51,810
Capital shares sold	141,736,644	1,148,071	1,508,658	—
Dividends	4,475,885	204,941	240,709	87
Interest	—	—	1,071	—
Reclaims	—	—	3,526	—
Total Assets	3,762,084,260	837,075,635	420,046,109	9,612,793

LIABILITIES:
Options contracts written, at value	19,291,191	719,712	434,872	11,700
Payables:
Investment securities purchased	230,610,825	1,149,124	1,505,439	—
Capital shares redeemed	140,748,532	—	—	—
Investment advisory fees	2,074,803	584,041	211,716	5,718
Total Liabilities	392,725,351	2,452,877	2,152,027	17,418
NET ASSETS	$3,369,358,909	$834,622,758	$417,894,082	$9,595,375

NET ASSETS consist of:
Paid-in capital	$3,662,290,685	$773,265,975	$380,884,795	$9,705,971
Par value	682,250	363,500	138,500	4,500
Accumulated distributable earnings (loss)	(293,614,026)	60,993,283	36,870,787	(115,096)
NET ASSETS	$3,369,358,909	$834,622,758	$417,894,082	$9,595,375
NET ASSET VALUE, per share	$49.39	$22.96	$30.17	$21.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	68,225,000	36,350,002	13,850,002	450,002
Investments, at cost	$3,244,740,841	$756,510,650	$383,333,001	$9,420,852
Premiums received on options contracts written	$19,445,771	$1,220,416	$474,882	$16,559
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)	FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)	FT Vest Technology Dividend Target Income ETF (TDVI)	FT Vest Dow Jones Internet & Target Income ETF (FDND)
INVESTMENT INCOME:
Dividends	$43,526,467	$6,549,856	$2,726,048	$17,037
Foreign withholding tax	—	(31,571)	(110,191)	—
Total investment income	43,526,467	6,518,285	2,615,857	17,037

EXPENSES:
Investment advisory fees	12,794,519	3,231,457	989,982	36,040
Other expenses	2,937	504	71	5
Total expenses	12,797,456	3,231,961	990,053	36,045
NET INVESTMENT INCOME (LOSS)	30,729,011	3,286,324	1,625,804	(19,008)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(164,737,524)	(14,878,151)	(7,662,414)	(271,894)
In-kind redemptions	145,603,819	36,954,383	20,192,986	552,689
Written options contracts	46,532,832	(942,432)	339,097	(28,680)
Foreign currency transactions	—	—	(1,638)	—
Net realized gain (loss)	27,399,127	21,133,800	12,868,031	252,115
Net change in unrealized appreciation (depreciation) on:
Investments	166,170,566	72,181,432	16,677,103	(1,093,140)
Written options contracts	(727,651)	503,710	50,087	4,972
Net change in unrealized appreciation (depreciation)	165,442,915	72,685,142	16,727,190	(1,088,168)
NET REALIZED AND UNREALIZED GAIN (LOSS)	192,842,042	93,818,942	29,595,221	(836,053)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$223,571,053	$97,105,266	$31,221,025	$(855,061)
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)		FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$30,729,011	$62,487,040	$3,286,324	$4,772,136
Net realized gain (loss)	27,399,127	104,503,224	21,133,800	14,234,533
Net change in unrealized appreciation (depreciation)	165,442,915	(148,683,508)	72,685,142	5,878,233
Net increase (decrease) in net assets resulting from operations	223,571,053	18,306,756	97,105,266	24,884,902

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(146,455,336)	(314,612,482)	(32,433,796)	(36,795,094)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	443,477,530	1,445,392,657	372,532,594	725,638,133
Cost of shares redeemed	(648,235,253)	(1,072,258,738)	(258,636,525)	(211,319,952)
Net increase (decrease) in net assets resulting from shareholder transactions	(204,757,723)	373,133,919	113,896,069	514,318,181
Total increase (decrease) in net assets	(127,642,006)	76,828,193	178,567,539	502,407,989

NET ASSETS:
Beginning of period	3,497,000,915	3,420,172,722	656,055,219	153,647,230
End of period	$3,369,358,909	$3,497,000,915	$834,622,758	$656,055,219

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	72,375,000	65,225,000	31,200,002	7,050,002
Shares sold	8,850,000	28,850,000	16,900,000	34,400,000
Shares redeemed	(13,000,000)	(21,700,000)	(11,750,000)	(10,250,000)
Shares outstanding, end of period	68,225,000	72,375,000	36,350,002	31,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets (Continued)

FT Vest Technology Dividend Target Income ETF (TDVI)		FT Vest Dow Jones Internet & Target Income ETF (FDND)
Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025

$1,625,804	$1,290,336	$(19,008)	$(25,106)
12,868,031	9,496,702	252,115	482,806
16,727,190	17,601,397	(1,088,168)	1,233,104
31,221,025	28,388,435	(855,061)	1,690,804

(10,839,362)	(7,593,834)	(383,312)	(466,629)

266,549,051	171,131,006	3,160,992	8,734,670
(67,924,060)	(35,437,489)	(3,133,181)	(1,196,950)
198,624,991	135,693,517	27,811	7,537,720
219,006,654	156,488,118	(1,210,562)	8,761,895

198,887,428	42,399,310	10,805,937	2,044,042
$417,894,082	$198,887,428	$9,595,375	$10,805,937

6,850,002	1,750,002	450,002	100,002
9,500,000	6,500,000	150,000	400,000
(2,500,000)	(1,400,000)	(150,000)	(50,000)
13,850,002	6,850,002	450,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.32	$52.44	$47.36	$50.28	$54.77	$42.40
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.85 (a)	0.83 (a)	0.86 (a)	0.81	0.73
Net realized and unrealized gain (loss)	2.74	(0.66)	8.79	(0.94)	(3.28)	13.57
Total from investment operations	3.18	0.19	9.62	(0.08)	(2.47)	14.30
Distributions paid to shareholders from:
Net investment income	(2.11)	(1.22)	(0.89)	(2.10)	(1.45)	(0.58)
Net realized gain	—	(3.09)	(3.65)	(0.74)	(0.57)	(1.35)
Total distributions	(2.11)	(4.31)	(4.54)	(2.84)	(2.02)	(1.93)
Net asset value, end of period	$49.39	$48.32	$52.44	$47.36	$50.28	$54.77
Total return (b)	6.60%	0.39%	20.80%	(0.43)%	(4.52)%	34.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,369,359	$3,497,001	$3,420,173	$1,459,956	$506,568	$294,415
Ratio of total expenses to average net assets	0.74% (c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.79% (c)	1.71%	1.60%	1.69%	1.55%	1.65%
Portfolio turnover rate (d)	79%	152%	206%	92%	55%	62%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$21.03	$21.79	$17.61	$19.88
Income from investment operations:
Net investment income (loss) (b)	0.09	0.24	0.33	0.07
Net realized and unrealized gain (loss)	2.77	0.82	5.68	(1.96)
Total from investment operations	2.86	1.06	6.01	(1.89)
Distributions paid to shareholders from:
Net investment income	(0.93)	(0.74)	(0.32)	(0.14)
Net realized gain	—	(1.08)	(1.51)	(0.24)
Total distributions	(0.93)	(1.82)	(1.83)	(0.38)
Net asset value, end of period	$22.96	$21.03	$21.79	$17.61
Total return (c)	13.83%	5.18%	34.82%	(9.56)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$834,623	$656,055	$153,647	$3,522
Ratio of total expenses to average net assets	0.85% (d)	0.86% (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	0.86% (d)	1.14%	1.58%	1.70% (d)
Portfolio turnover rate (f)	21%	122%	94%	29%

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Technology Dividend Target Income ETF (TDVI)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$29.03	$24.23	$18.54	$19.78
Income from investment operations:
Net investment income (loss) (b)	0.17	0.36	0.35	0.09
Net realized and unrealized gain (loss)	2.09	6.48	7.20	(0.97)
Total from investment operations	2.26	6.84	7.55	(0.88)
Distributions paid to shareholders from:
Net investment income	(1.12)	(0.85)	(0.33)	(0.25)
Net realized gain	—	(1.19)	(1.53)	(0.11)
Total distributions	(1.12)	(2.04)	(1.86)	(0.36)
Net asset value, end of period	$30.17	$29.03	$24.23	$18.54
Total return (c)	8.13%	29.85%	41.71%	(4.45)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$417,894	$198,887	$42,399	$1,854
Ratio of total expenses to average net assets	0.75% (d)	0.76% (e)	0.75%	0.75% (d)
Ratio of net investment income (loss) to average net assets	1.23% (d)	1.42%	1.50%	1.94% (d)
Portfolio turnover rate (f)	16%	44%	70%	27%

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Dow Jones Internet & Target Income ETF (FDND)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Period Ended 10/31/2024 (a)

Net asset value, beginning of period	$24.01	$20.44	$20.35
Income from investment operations:
Net investment income (loss) (b)	(0.04)	(0.10)	(0.04)
Net realized and unrealized gain (loss)	(1.80)	5.49	1.06
Total from investment operations	(1.84)	5.39	1.02
Distributions paid to shareholders from:
Net investment income	(0.85)	(0.48)	—
Net realized gain	—	(1.34)	(0.93)
Total distributions	(0.85)	(1.82)	(0.93)
Net asset value, end of period	$21.32	$24.01	$20.44
Total return (c)	(7.59)%	27.24%	5.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,595	$10,806	$2,044
Ratio of total expenses to average net assets	0.75% (d)	0.76% (e)	0.75% (d)
Ratio of net investment income (loss) to average net assets	(0.40)% (d)	(0.45)%	(0.37)% (d)
Portfolio turnover rate (f)	11%	42%	194%

(a)	Inception date is March 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on the Cboe BZX Exchange, Inc.

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® – KNG
FT Vest SMID Rising Dividend Achievers Target Income ETF – SDVD
FT Vest Technology Dividend Target Income ETF – TDVI
FT Vest Dow Jones Internet & Target Income ETF – FDND
Each of SDVD, TDVI and FDND operates as a non-diversified series of the Trust. KNG operates as a diversified series of the Trust. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund, with the exception of KNG, is an actively managed exchange-traded fund (“ETF”).
KNG’s investment objective seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”). KNG will normally invest at least 80% of its total assets (including investment borrowings) in the securities that comprise the Index. The Index is designed with the primary goal of generating an annualized level of income that is approximately 8% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the Index.
SDVD’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, SDVD will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index or ETFs that track the Russell 2000® Index. Under normal market conditions, SDVD will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of small- and/or mid-capitalization companies.
TDVI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, TDVI will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq Technology DividendTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index, or ETFs that track the Nasdaq-100® Index or the S&P 500® Index. Under normal market conditions, TDVI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of technology companies (i.e., securities classified under the Technology Industry or Telecommunications Industry as defined by the Industry Classification Benchmark (ICB)).
FDND’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, FDND will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities intended to track the Dow Jones Internet Composite Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index or ETFs that track the Nasdaq-100® Index. Under normal market conditions, FDND will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities and/or investments that provide exposure to securities of Internet Companies and securities intended to provide income to FDND in the form of option premiums. “Internet Companies” are companies that generate at least 50% of sales or revenue from the Internet, and belong to either the “Internet Commerce” sector (i.e., online retail, search, financial services, investment products, social media, advertising, and travel platforms, and internet radio) or the “Internet Services” sector (i.e., various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Options Contracts
Each Fund is subject to equity price risk in the normal course of pursuing their investment objectives. KNG will employ a “partial covered call strategy,” meaning that covered calls will be typically written on a notional value less than the total value of each underlying stock contained in the S&P 500® Dividend Aristocrats Index (the “Aristocrat Stocks”), such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Fund, however, the notional value of the covered calls will not exceed 100% of the value of each underlying Aristocrat Stock. SDVD will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Russell 2000® Index or exchange-traded funds that track the Russell 2000® Index. TDVI will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index, or exchange-traded funds that track the Nasdaq-100® Index or the S&P 500® Index. FDND will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Nasdaq-100® Index or exchange-traded funds that track the Nasdaq-100® Index. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options is included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$262,050,784	$52,561,698	$—
FT Vest SMID Rising Dividend Achievers Target Income ETF	36,795,094	—	—
FT Vest Technology Dividend Target Income ETF	7,593,834	—	—
FT Vest Dow Jones Internet & Target Income ETF	466,629	—	—
As of October 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$—	$—	$(370,729,743)
FT Vest SMID Rising Dividend Achievers Target Income ETF	—	—	(3,678,187)
FT Vest Technology Dividend Target Income ETF	—	—	16,489,124
FT Vest Dow Jones Internet & Target Income ETF	(23,427)	—	1,146,704
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For KNG, the taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. For SDVD and TDVI, the taxable years ended 2023, 2024 and 2025 remain open to federal and state audit. For FDND, the taxable years ended 2024 and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Funds had no non-expiring capital loss carryforwards available for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
FT Vest Dow Jones Internet & Target Income ETF	$23,427	$—

As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$3,225,295,070	$300,727,858	$(158,340,047)	$142,387,811
FT Vest SMID Rising Dividend Achievers Target Income ETF	755,290,234	106,795,150	(27,204,352)	79,590,798
FT Vest Technology Dividend Target Income ETF	382,858,119	56,166,140	(21,219,198)	34,946,942
FT Vest Dow Jones Internet & Target Income ETF	9,404,293	1,540,000	(1,417,966)	122,034
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	KNG	TDVI	FDND
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.67500%	0.67500%	0.67500%

Breakpoints	SDVD
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$2,733,245,410	$2,738,042,089
FT Vest SMID Rising Dividend Achievers Target Income ETF	156,876,494	186,174,271
FT Vest Technology Dividend Target Income ETF	44,012,619	52,397,789
FT Vest Dow Jones Internet & Target Income ETF	1,042,285	1,527,254
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$444,902,423	$647,007,674
FT Vest SMID Rising Dividend Achievers Target Income ETF	370,810,231	257,557,747
FT Vest Technology Dividend Target Income ETF	266,127,963	68,031,372
FT Vest Dow Jones Internet & Target Income ETF	3,156,972	3,133,199
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
KNG
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$19,291,191
SDVD
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	719,712
TDVI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	434,872
FDND
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	11,700
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	KNG	SDVD	TDVI	FDND
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$46,532,832	$(942,432)	$339,097	$(28,680)
Net change in unrealized appreciation (depreciation) on written options contracts	(727,651)	503,710	50,087	4,972
The Funds, except KNG, do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
The following table presents the premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended April 30, 2026, on each Fund’s options contracts.

	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
KNG	$118,465,951	$119,903,365
SDVD	28,488,229	28,158,777
TDVI	8,400,699	8,153,240
FDND	390,754	388,682
6. Offsetting on the Statements of Assets and Liabilities
KNG is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows KNG to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.
The following is a summary of the Statements of Assets and Liabilities subject to offsetting in KNG as of the end of the reporting period:

Description/ Counterparty	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amount Not Offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Written Options
Societe General	$19,291,191	$—	$19,291,191	$(19,291,191)	$—	$—
In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimers
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
The Target Outcome registered trademarks are registered trademarks of Vest Financial LLC.S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Sub-Advisor, and in turn, sub-licensed by the Advisor, including for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates (the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). Neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the fund and shall have no liability whatsoever in connection with the fund.
FT Vest SMID Rising Dividend Achievers Target Income ETF
FT Vest Technology Dividend Target Income ETF
Nasdaq®, Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to its legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
FT Vest Dow Jones Internet & Target Income ETF
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
FT Vest Growth Strength & Target Income ETF (FGSI)

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.8%
190,054	General Electric Co. (a)	$55,102,356
	Banks — 9.5%
827,051	Bank of America Corp. (a)	44,214,146
396,627	East West Bancorp, Inc. (a)	50,161,417
186,201	JPMorgan Chase & Co. (a)	58,323,739
280,330	PNC Financial Services Group (The), Inc. (a)	62,513,590
1,094,131	Regions Financial Corp. (a)	31,237,440
562,529	U.S. Bancorp (a)	31,872,893
182,064	Wells Fargo & Co.	14,971,123
		293,294,348
	Beverages — 1.3%
201,575	Coca-Cola Consolidated, Inc. (a)	41,336,985
	Biotechnology — 0.4%
18,975	Regeneron Pharmaceuticals, Inc.	13,416,463
	Broadline Retail — 1.1%
316,560	eBay, Inc. (a)	32,757,629
	Capital Markets — 7.2%
88,826	Ameriprise Financial, Inc. (a)	42,173,696
518,130	Bank of New York Mellon (The) Corp. (a)	69,621,128
12,631	Blackrock, Inc. (a)	13,459,594
155,766	Charles Schwab (The) Corp.	14,274,396
163,034	Raymond James Financial, Inc. (a)	25,811,543
364,744	State Street Corp. (a)	55,747,473
		221,087,830
	Commercial Services & Supplies — 1.2%
419,095	Veralto Corp. (a)	36,964,179
	Construction & Engineering — 0.6%
219,615	AECOM (a)	18,469,621
	Consumer Finance — 3.2%
169,521	American Express Co. (a)	54,763,759
574,163	Synchrony Financial (a)	43,751,221
		98,514,980
	Consumer Staples Distribution & Retail — 1.5%
44,463	Costco Wholesale Corp. (a)	45,109,047
	Electrical Equipment — 3.1%
88,747	GE Vernova, Inc. (a)	96,153,825
	Electronic Equipment, Instruments & Components — 0.5%
101,529	Amphenol Corp., Class A	14,952,176
	Energy Equipment & Services — 2.6%
1,140,045	Baker Hughes Co. (a)	79,426,935
	Entertainment — 0.6%
86,094	Electronic Arts, Inc. (a)	17,422,843
	Financial Services — 3.5%
77,056	Mastercard, Inc., Class A (a)	38,753,004
320,906	PayPal Holdings, Inc.	16,090,227
160,892	Visa, Inc., Class A (a)	53,068,617
		107,911,848
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 0.9%
259,078	Ingredion, Inc. (a)	$28,949,376
	Ground Transportation — 0.5%
77,278	Old Dominion Freight Line, Inc. (a)	16,416,165
	Health Care Equipment & Supplies — 1.6%
304,156	Abbott Laboratories (a)	27,614,323
104,485	ResMed, Inc. (a)	22,339,938
		49,954,261
	Health Care Providers & Services — 1.4%
78,591	Elevance Health, Inc. (a)	29,583,224
17,202	McKesson Corp. (a)	14,023,071
		43,606,295
	Hotels, Restaurants & Leisure — 2.5%
275,816	Booking Holdings, Inc. (a)	46,436,382
124,616	Expedia Group, Inc. (a)	30,950,876
		77,387,258
	Household Durables — 2.1%
116,688	Lennar Corp., Class A (a)	10,536,927
447,823	PulteGroup, Inc. (a)	54,795,622
		65,332,549
	Insurance — 11.3%
131,308	Aflac, Inc. (a)	14,925,780
260,817	Allstate (The) Corp. (a)	56,665,102
181,936	Chubb Ltd. (a)	59,493,072
175,673	Cincinnati Financial Corp. (a)	28,740,103
405,817	Hartford Insurance Group (The), Inc. (a)	55,519,824
164,147	MetLife, Inc. (a)	13,148,175
159,936	Progressive (The) Corp. (a)	32,191,918
190,909	Travelers (The) Cos., Inc. (a)	58,253,972
342,656	Unum Group (a)	27,542,689
		346,480,635
	Interactive Media & Services — 4.5%
226,984	Alphabet, Inc., Class A (a)	87,343,443
82,118	Meta Platforms, Inc., Class A (a)	50,248,825
		137,592,268
	IT Services — 2.3%
218,626	Accenture PLC, Class A (a)	39,070,652
567,834	Cognizant Technology Solutions Corp., Class A (a)	30,038,419
		69,109,071
	Machinery — 7.6%
118,349	Allison Transmission Holdings, Inc.	15,900,188
146,733	Dover Corp. (a)	33,221,818
553,892	Mueller Industries, Inc. (a)	75,013,594
400,972	PACCAR, Inc. (a)	47,635,474
160,152	Snap-on, Inc. (a)	61,402,277
		233,173,351
	Media — 0.5%
223,700	Fox Corp., Class A (a)	14,202,713
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 0.6%
79,748	Johnson & Johnson (a)	$18,330,078
	Professional Services — 1.4%
207,077	Automatic Data Processing, Inc. (a)	43,887,899
	Semiconductors & Semiconductor Equipment — 16.0%
258,499	Applied Materials, Inc. (a)	101,975,270
53,548	KLA Corp. (a)	93,727,742
441,536	Lam Research Corp. (a)	113,854,473
35,960	Micron Technology, Inc.	18,597,074
50,074	Monolithic Power Systems, Inc. (a)	80,839,966
332,669	NVIDIA Corp. (a)	66,390,752
85,251	QUALCOMM, Inc. (a)	15,309,375
		490,694,652
	Software — 3.0%
120,033	Microsoft Corp. (a)	48,947,057
236,851	Salesforce, Inc. (a)	41,811,307
		90,758,364
	Specialty Retail — 4.2%
332,221	Ross Stores, Inc. (a)	75,676,621
298,947	Williams-Sonoma, Inc. (a)	54,172,186
		129,848,807
	Technology Hardware, Storage & Peripherals — 1.0%
113,659	Apple, Inc. (a)	30,841,370
	Textiles, Apparel & Luxury Goods — 0.5%
38,892	Ralph Lauren Corp. (a)	13,948,227
	Total Common Stocks	3,072,434,404
	(Cost $2,710,464,433)
MONEY MARKET FUNDS — 0.1%
4,589,002	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	4,589,002
	(Cost $4,589,002)
	Total Investments — 100.1%	3,077,023,406
	(Cost $2,715,053,435)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(715)	S&P 500 Weeklys	$(515,444,215)	$7,165.00	05/01/26	(4,091,230)
	(Premiums received $4,467,643)
	Net Other Assets and Liabilities — 0.0%				570,719
	Net Assets — 100.0%				$3,073,502,895

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2026, the value of these securities amounts to $128,848,890.
(b)	Rate shown reflects yield as of April 30, 2026.
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,072,434,404	$3,072,434,404	$—	$—
Money Market Funds	4,589,002	4,589,002	—	—
Total Investments	$3,077,023,406	$3,077,023,406	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,091,230)	$(4,091,230)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 50.0%
	Beverages — 5.0%
41,254	Coca-Cola (The) Co. (a)	$3,249,165
	Biotechnology — 5.1%
9,662	Amgen, Inc. (a)	3,345,467
	Diversified Telecommunication Services — 5.1%
69,892	Verizon Communications, Inc. (a)	3,356,913
	Health Care Providers & Services — 4.9%
8,762	UnitedHealth Group, Inc. (a)	3,246,146
	Hotels, Restaurants & Leisure — 5.0%
11,246	McDonald’s Corp. (a)	3,301,713
	Household Products — 5.0%
22,256	Procter & Gamble (The) Co. (a)	3,273,635
	Oil, Gas & Consumable Fuels — 5.0%
16,973	Chevron Corp. (a)	3,281,051
	Pharmaceuticals — 4.9%
29,384	Merck & Co., Inc. (a)	3,208,145
	Specialty Retail — 5.0%
10,070	Home Depot (The), Inc. (a)	3,311,016
	Textiles, Apparel & Luxury Goods — 5.0%
73,378	NIKE, Inc., Class B (a)	3,255,048
	Total Common Stocks	32,828,299
	(Cost $31,952,729)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 61.6%
$41,500,000	U.S. Treasury Bill (a)	(b)	01/21/27	40,424,307
	(Cost $40,466,247)

Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
58,456	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	58,456
	(Cost $58,456)
	Total Investments — 111.7%	73,311,062
	(Cost $72,477,432)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
	Call Options Purchased — 0.5%
96	Amgen, Inc.	$3,324,000	$511.45	01/26/27	20,064
169	Chevron Corp.	3,266,939	260.24	01/26/27	48,165
413	Coca-Cola (The) Co.	3,252,788	110.03	01/26/27	4,956
101	Home Depot (The), Inc	3,320,880	554.89	01/26/27	3,737
112	McDonald’s Corp.	3,288,208	470.43	01/26/27	1,344
293	Merck & Co., Inc.	3,198,974	161.07	01/26/27	26,370
733	NIKE, Inc.	3,251,588	92.57	01/26/27	22,723
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
222	Procter & Gamble (The) Co.	$3,265,398	$223.55	01/26/27	$3,774
88	UnitedHealth Group, Inc.	3,260,224	429.16	01/26/27	174,592
698	Verizon Communications, Inc.	3,352,494	65.03	01/26/27	22,336
	Total Purchased Options				328,061
	(Cost $309,332)
WRITTEN OPTIONS — (25.0)%
	Call Options Written — (0.1)%
(13)	Amgen, Inc.	(450,125)	345.00	05/01/26	(10,075)
(25)	Chevron Corp.	(483,275)	185.00	05/01/26	(21,625)
(58)	Coca-Cola (The) Co	(456,808)	76.00	05/01/26	(16,704)
(12)	Home Depot (The), Inc	(394,560)	335.00	05/01/26	(672)
(14)	McDonald’s Corp.	(411,026)	300.00	05/01/26	(98)
(40)	Merck & Co., Inc.	(436,720)	112.00	05/01/26	(800)
(71)	NIKE, Inc.	(314,956)	44.50	05/01/26	(2,556)
(29)	Procter & Gamble (The) Co	(426,561)	148.00	05/01/26	(1,363)
(15)	UnitedHealth Group, Inc.	(555,720)	355.00	05/01/26	(24,375)
(98)	Verizon Communications, Inc.	(470,694)	46.50	05/01/26	(14,798)
	Total Call Options Written				(93,066)
	(Premiums received $80,278)
	Put Options Written — (24.9)%
(96)	Amgen, Inc.	(3,324,000)	511.45	01/26/27	(1,529,952)
(169)	Chevron Corp.	(3,266,939)	260.24	01/26/27	(1,140,581)
(413)	Coca-Cola (The) Co.	(3,252,788)	110.03	01/26/27	(1,225,784)
(101)	Home Depot, Inc.	(3,320,880)	554.89	01/26/27	(2,182,206)
(112)	McDonald’s Corp.	(3,288,208)	470.43	01/26/27	(1,880,032)
(293)	Merck & Co., Inc.	(3,198,974)	161.07	01/26/27	(1,479,064)
(733)	NIKE, Inc.	(3,251,588)	92.57	01/26/27	(3,415,047)
(222)	Procter & Gamble (The) Co.	(3,265,398)	223.55	01/26/27	(1,622,598)
(88)	UnitedHealth Group, Inc.	(3,260,224)	429.16	01/26/27	(630,520)
(698)	Verizon Communications, Inc.	(3,352,494)	65.03	01/26/27	(1,213,822)
	Total Put Options Written				(16,319,606)
	(Premiums received $16,083,211)
	Total Written Options				(16,412,672)
	(Premiums received $16,163,489)
	Net Other Assets and Liabilities — 12.8%				8,381,955
	Net Assets — 100.0%				$65,608,406

(a)	All or a portion of this security is pledged as collateral for the options written. At April 30, 2026, the value of these securities amounts to $44,836,277.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of April 30, 2026.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,828,299	$32,828,299	$—	$—
U.S. Treasury Bills	40,424,307	—	40,424,307	—
Money Market Funds	58,456	58,456	—	—
Total Investments	73,311,062	32,886,755	40,424,307	—
Purchased Options	328,061	—	328,061	—
Total	$73,639,123	$32,886,755	$40,752,368	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(93,066)	$(93,066)	$—	$—
Put Options Written	(16,319,606)	—	(16,319,606)	—
Total	$(16,412,672)	$(93,066)	$(16,319,606)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.8%
92	Northrop Grumman Corp. (a)	$53,312
	Beverages — 2.0%
794	Monster Beverage Corp. (a) (b)	61,194
	Biotechnology — 6.0%
623	Incyte Corp. (a) (b)	59,353
457	Neurocrine Biosciences, Inc. (a) (b)	60,173
104	United Therapeutics Corp. (a) (b)	59,421
		178,947
	Building Products — 2.1%
128	Trane Technologies PLC (a)	63,045
	Capital Markets — 8.2%
134	Ameriprise Financial, Inc.	63,622
660	Charles Schwab (The) Corp.	60,482
745	Interactive Brokers Group, Inc., Class A (a)	59,228
134	Moody’s Corp. (a)	61,888
		245,220
	Commercial Services & Supplies — 2.0%
1,821	Copart, Inc. (a) (b)	60,293
	Communications Equipment — 2.1%
371	Arista Networks, Inc. (a) (b)	64,075
	Construction & Engineering — 2.3%
76	EMCOR Group, Inc.	67,767
	Electronic Equipment, Instruments & Components — 2.0%
403	Amphenol Corp., Class A (a)	59,350
	Entertainment — 2.0%
626	Netflix, Inc. (a) (b)	58,600
	Financial Services — 4.1%
489	Apollo Global Management, Inc.	62,944
117	Mastercard, Inc., Class A (a)	58,842
		121,786
	Ground Transportation — 2.0%
790	Uber Technologies, Inc. (a) (b)	58,942
	Health Care Equipment & Supplies — 7.7%
952	Dexcom, Inc. (a) (b)	56,692
130	Intuitive Surgical, Inc. (b)	59,489
267	ResMed, Inc. (a)	57,087
177	Stryker Corp.	55,778
		229,046
	Health Care Providers & Services — 1.9%
186	Cencora, Inc. (a)	57,290
	Hotels, Restaurants & Leisure — 3.9%
430	Airbnb, Inc., Class A (a) (b)	60,355
1,700	Chipotle Mexican Grill, Inc. (a) (b)	57,783
		118,138
	Household Durables — 1.9%
228	Garmin Ltd. (a)	57,260
See Notes to Financial Statements

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 3.9%
365	Cincinnati Financial Corp.	$59,714
346	Marsh & McLennan Cos., Inc. (a)	58,028
		117,742
	Interactive Media & Services — 1.8%
88	Meta Platforms, Inc., Class A (a)	53,848
	Machinery — 4.2%
97	Cummins, Inc. (a)	65,088
278	ITT, Inc.	59,586
		124,674
	Metals & Mining — 1.9%
523	Newmont Corp. (a)	58,100
	Pharmaceuticals — 2.1%
66	Eli Lilly & Co. (a)	61,684
	Professional Services — 2.0%
393	Leidos Holdings, Inc.	58,643
	Semiconductors & Semiconductor Equipment — 6.3%
150	Broadcom, Inc. (a)	62,614
41	Monolithic Power Systems, Inc. (a)	66,191
302	NVIDIA Corp. (a)	60,270
		189,075
	Software — 16.1%
128	AppLovin Corp., Class A (a) (b)	57,133
196	Cadence Design Systems, Inc. (a) (b)	64,600
744	Fortinet, Inc. (a) (b)	62,727
155	Intuit, Inc. (a)	60,217
144	Microsoft Corp.	58,720
416	Palantir Technologies, Inc., Class A (a) (b)	57,870
363	Palo Alto Networks, Inc. (b)	65,093
630	ServiceNow, Inc. (a) (b)	55,635
		481,995
	Specialty Retail — 4.0%
267	Ross Stores, Inc. (a)	60,820
379	TJX (The) Cos., Inc. (a)	59,408
		120,228
	Textiles, Apparel & Luxury Goods — 5.6%
541	Deckers Outdoor Corp. (b)	55,290
157	Ralph Lauren Corp. (a)	56,306
391	Tapestry, Inc.	56,711
		168,307
	Total Common Stocks	2,988,561
	(Cost $2,995,650)
MONEY MARKET FUNDS — 0.1%
3,625	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	3,625
	(Cost $3,625)
	Total Investments — 100.0%	2,992,186
	(Cost $2,999,275)

See Notes to Financial Statements

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(8)	S&P 500® Mini Index	$(576,720)	$716.00	05/01/26	$(4,536)
	(Premiums received $5,251)
	Net Other Assets and Liabilities — 0.1%				4,116
	Net Assets — 100.0%				$2,991,766

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2026, the value of these securities amounts to $1,063,131.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,988,561	$2,988,561	$—	$—
Money Market Funds	3,625	3,625	—	—
Total Investments	$2,992,186	$2,992,186	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,536)	$(4,536)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)	FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)	FT Vest Growth Strength & Target Income ETF (FGSI)
ASSETS:
Investments, at value	$3,077,023,406	$73,311,062	$2,992,186
Options contracts purchased, at value	—	328,061	—
Due from broker	100	64,161	100
Cash segregated as collateral	281,696	—	5,489
Receivables:
Capital shares sold	6,866,697	5,336,908	—
Dividends	2,128,595	86,727	607
Investment securities sold	—	13,883,298	—
Total Assets	3,086,300,494	93,010,217	2,998,382

LIABILITIES:
Options contracts written, at value	4,091,230	16,412,672	4,536
Payables:
Investment securities purchased	6,867,552	5,572,488	—
Investment advisory fees	1,838,817	38,916	2,080
Capital shares redeemed	—	5,377,735	—
Total Liabilities	12,797,599	27,401,811	6,616
NET ASSETS	$3,073,502,895	$65,608,406	$2,991,766

NET ASSETS consist of:
Paid-in capital	$2,804,809,991	$61,782,947	$3,143,490
Par value	1,119,000	30,500	1,500
Accumulated distributable earnings (loss)	267,573,904	3,794,959	(153,224)
NET ASSETS	$3,073,502,895	$65,608,406	$2,991,766
NET ASSET VALUE, per share	$27.47	$21.51	$19.94
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	111,900,002	3,050,002	150,002
Investments, at cost	$2,715,053,435	$72,477,432	$2,999,275
Premiums paid on options contracts purchased	$—	$309,332	$—
Premiums received on options contracts written	$4,467,643	$16,163,489	$5,251
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)	FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)	FT Vest Growth Strength & Target Income ETF (FGSI)
INVESTMENT INCOME:
Dividends	$21,280,851	$449,823	$9,253
Interest	—	641,734	—
Total investment income	21,280,851	1,091,557	9,253

EXPENSES:
Investment advisory fees	10,163,186	201,343	12,590
Other expenses	1,527	31	—
Total expenses	10,164,713	201,374	12,590
NET INVESTMENT INCOME (LOSS)	11,116,138	890,183	(3,337)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(56,012,790)	(891,928)	(75,312)
In-kind redemptions	102,962,912	5,962,657	75,780
Purchased options contracts	—	(49,326)	—
Written options contracts	6,244,069	654,374	10,180
Net realized gain (loss)	53,194,191	5,675,777	10,648
Net change in unrealized appreciation (depreciation) on:
Investments	243,226,636	281,856	42,127
Purchased options contracts	—	38,545	—
Written options contracts	522,532	(1,144,218)	775
Net change in unrealized appreciation (depreciation)	243,749,168	(823,817)	42,902
NET REALIZED AND UNREALIZED GAIN (LOSS)	296,943,359	4,851,960	53,550
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$308,059,497	$5,742,143	$50,213
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)		FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$11,116,138	$21,421,817	$890,183	$1,496,889
Net realized gain (loss)	53,194,191	179,375,755	5,675,777	702,115
Net change in unrealized appreciation (depreciation)	243,749,168	58,345,855	(823,817)	1,200,102
Net increase (decrease) in net assets resulting from operations	308,059,497	259,143,427	5,742,143	3,399,106

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(117,003,547)	(165,556,439)	(2,456,162)	(3,315,178)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,059,685,195	2,049,680,748	59,248,731	34,577,955
Cost of shares redeemed	(613,555,559)	(1,135,165,579)	(39,314,665)	(26,468,272)
Net increase (decrease) in net assets resulting from shareholder transactions	446,129,636	914,515,169	19,934,066	8,109,683
Total increase (decrease) in net assets	637,185,586	1,008,102,157	23,220,047	8,193,611

NET ASSETS:
Beginning of period	2,436,317,309	1,428,215,152	42,388,359	34,194,748
End of period	$3,073,502,895	$2,436,317,309	$65,608,406	$42,388,359

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	95,100,002	58,450,002	2,100,002	1,700,002
Shares sold	40,200,000	83,250,000	2,750,000	1,750,000
Shares redeemed	(23,400,000)	(46,600,000)	(1,800,000)	(1,350,000)
Shares outstanding, end of period	111,900,002	95,100,002	3,050,002	2,100,002

(a)	Inception date is June 25, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Growth Strength & Target Income ETF (FGSI)
Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)

$(3,337)	$(1,335)
10,648	163,105
42,902	(49,276)
50,213	112,494

(126,032)	(56,451)

3,070,599	4,057,958
(2,050,776)	(2,066,239)
1,019,823	1,991,719
944,004	2,047,762

2,047,762	—
$2,991,766	$2,047,762

100,002	—
150,000	200,002
(100,000)	(100,000)
150,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,			Period Ended 10/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$25.62	$24.43	$20.17	$21.21	$19.79
Income from investment operations:
Net investment income (loss)	0.11 (b)	0.28 (b)	0.34 (b)	0.44 (b)	0.00 (c)
Net realized and unrealized gain (loss)	2.86	3.04	5.97	0.47 (d)	1.42
Total from investment operations	2.97	3.32	6.31	0.91	1.42
Distributions paid to shareholders from:
Net investment income	(1.12)	(0.64)	(0.65)	(0.47)	—
Net realized gain	—	(1.49)	(1.40)	(1.48)	—
Total distributions	(1.12)	(2.13)	(2.05)	(1.95)	—
Net asset value, end of period	$27.47	$25.62	$24.43	$20.17	$21.21
Total return (e)	11.83%	14.25%	32.07%	4.02%	7.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,073,503	$2,436,317	$1,428,215	$476,045	$2,121
Ratio of total expenses to average net assets	0.75% (f)	0.76% (g)	0.75%	0.75%	0.75% (f)
Ratio of net investment income (loss) to average net assets	0.82% (f)	1.12%	1.43%	2.07%	1.47% (f)
Portfolio turnover rate (h)	19%	106%	78%	86%	0%

(a)	Inception date is October 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$20.18	$20.11	$18.95	$19.91
Income from investment operations:
Net investment income (loss) (b)	0.35	0.82	0.94	0.41
Net realized and unrealized gain (loss)	1.94	1.05	2.13	(0.43)
Total from investment operations	2.29	1.87	3.07	(0.02)
Distributions paid to shareholders from:
Net investment income	(0.96)	(1.47)	(1.91)	(0.94)
Net realized gain	—	(0.33)	—	—
Total distributions	(0.96)	(1.80)	(1.91)	(0.94)
Net asset value, end of period	$21.51	$20.18	$20.11	$18.95
Total return (c)	11.41%	9.78%	16.42%	(0.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,608	$42,388	$34,195	$7,579
Ratio of total expenses to average net assets	0.75% (d)	0.76% (e)	0.75%	0.75% (d)
Ratio of net investment income (loss) to average net assets	3.32% (d)	4.14%	4.59%	4.04% (d)
Portfolio turnover rate (f)	441%	803%	570%	198%

(a)	Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Growth Strength & Target Income ETF (FGSI)

	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)

Net asset value, beginning of period	$20.48	$19.91
Income from investment operations:
Net investment income (loss) (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.32	1.14
Total from investment operations	0.30	1.13
Distributions paid to shareholders from:
Net investment income	(0.84)	(0.26)
Net realized gain	—	(0.30)
Total distributions	(0.84)	(0.56)
Net asset value, end of period	$19.94	$20.48
Total return (c)	1.57%	5.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,992	$2,048
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.23)% (d)	(0.18)% (d)
Portfolio turnover rate (e)	54%	60%

(a)	Inception date is June 25, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust except for RDVI which is a diversified series of the Trust. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc., with the exception of FGSI which is listed and traded on Nasdaq, Inc. (“Nasdaq”).

FT Vest Rising Dividend Achievers Target Income ETF – RDVI
FT Vest DJIA® Dogs 10 Target Income ETF – DOGG
FT Vest Growth Strength & Target Income ETF – FGSI
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
RDVI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, RDVI will pursue its investment objectives by investing primarily in U.S. exchange traded equity securities contained in the Nasdaq US Rising Dividend AchieversTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the S&P 500® Index or ETFs that track the S&P 500® Index. Under normal market conditions, RDVI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities.
DOGG’s investment objective seeks to provide current income with a secondary objective of providing capital appreciation. Under normal market conditions, DOGG will pursue its investment objectives by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options (“FLEX Options”)) and short-term U.S. Treasury securities. DOGG seeks to provide exposure to the “Dogs of the Dow,” the ten highest dividend-yielding stocks in the Dow Jones Industrial Average (“DJIA”) on an annual basis. DOGG will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S. Treasury securities (the “Synthetic Replication”). DOGG will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the Dogs of the Dow or in options contracts that utilize Dogs of the Dow constituents as the reference asset. Through its investments in securities comprising the Dogs of the Dow and portfolio of investments that reference the Dogs of the Dow, DOGG seeks to provide exposure to a concentrated portfolio of large-capitalization U.S. equity securities while providing a consistent level of income that, when annualized, is approximately 8% (before fees and expenses) above the annualized yield of the DJIA (the “Target Income Level”).
FGSI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, FGSI will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities intended to track The Growth StrengthTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the S&P 500® Index, or ETFs that track the S&P 500® Index. Under normal market conditions, FGSI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities and/or investments that provide exposure to securities of Growth Strength Companies and investments intended to provide income to FGSI in the form of option premiums. Growth Strength Companies are those companies with strong balance sheets, a high degree of liquidity, the ability to generate earnings and cash flow growth and a record of financial strength and profit growth.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Options Contracts and FLEX Options
RDVI and FGSI are subject to equity price risk in the normal course of pursuing their investment objectives. RDVI and FGSI will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the S&P 500® Index or ETFs that track the S&P 500® Index. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When DOGG sells call options as a means to generate income to achieve the Target Income Level, DOGG will employ a covered call strategy that seeks to sell call options having a strike price roughly equal to the value of each equity security held by DOGG (such options are said to be “at-the-money”) on some or all of the equity securities purchased by DOGG.
When utilizing Synthetic Replication, DOGG may utilize FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contract. The Synthetic Replication is achieved through the combination of a purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Dogs of the Dow.
When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Gain or loss on purchased options, if any, is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations. Gain or loss on written options, if any, is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest Rising Dividend Achievers Target Income ETF	$148,822,064	$16,734,375	$—
FT Vest DJIA® Dogs 10 Target Income ETF	3,315,178	—	—
FT Vest Growth Strength & Target Income ETF	56,451	—	—
As of October 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Rising Dividend Achievers Target Income ETF	$—	$—	$76,517,954
FT Vest DJIA® Dogs 10 Target Income ETF	—	—	508,978
FT Vest Growth Strength & Target Income ETF	—	—	(77,405)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For RDVI, the taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. For DOGG, the taxable years ended 2023, 2024 and 2025 remain open to federal and state audit. For FGSI, the taxable period 2025 remains open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2025, the Funds had no non-expiring capital loss carryforwards available for federal income tax purposes.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2025, the Funds had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Rising Dividend Achievers Target Income ETF	$2,710,585,792	$494,777,717	$(132,431,333)	$362,346,384
FT Vest DJIA® Dogs 10 Target Income ETF	56,623,275	3,167,788	(2,564,612)	603,176
FT Vest Growth Strength & Target Income ETF	2,994,024	176,443	(182,817)	(6,374)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	RDVI	DOGG	FGSI
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%	0.78625%
Fund net assets greater than $10 billion	0.67500%	0.67500%	0.76500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Rising Dividend Achievers Target Income ETF	$511,081,163	$606,720,988
FT Vest DJIA® Dogs 10 Target Income ETF	119,851,314	118,992,436
FT Vest Growth Strength & Target Income ETF	1,541,740	1,738,641
For the six months ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Rising Dividend Achievers Target Income ETF	$1,057,679,972	$613,058,550
FT Vest DJIA® Dogs 10 Target Income ETF	58,885,649	39,213,299
FT Vest Growth Strength & Target Income ETF	3,046,152	1,948,868
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RDVI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$4,091,230
DOGG
Options contracts	Equity Risk	Options contracts purchased, at value	328,061	Options contracts written, at value	16,412,672

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FGSI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$4,536
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	RDVI	DOGG	FGSI
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$(49,326)	$—
Written options contracts	6,244,069	654,374	10,180
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	—	38,545	—
Written options contracts	522,532	(1,144,218)	775
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended April 30, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
RDVI	$—	$—	$102,211,439	$101,041,427
DOGG	316,664	65,185	17,901,338	12,595,744
FGSI	—	—	124,557	122,480
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027 for all the Funds, with the exception of FGSI, which will not pay fees any time before June 23, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
The “Dow Jones Industrial Average” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “DJIA” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
Nasdaq® and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has notbeen passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 81.4%
	Aerospace/Defense — 1.4%
$2,250,000	Boeing (The) Co.	6.63%	02/15/38	$2,465,965
2,000,000	Boeing (The) Co.	3.55%	03/01/38	1,658,246
750,000	HEICO Corp.	5.35%	08/01/33	763,733
1,600,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,702,915
3,000,000	Huntington Ingalls Industries, Inc.	5.75%	01/15/35	3,110,145
				9,701,004
	Banking — 14.1%
2,500,000	American Express Co. (a)	4.92%	07/20/33	2,506,593
1,000,000	American Express Co. (a)	5.67%	04/25/36	1,036,137
3,350,000	Bank of America Corp. (a)	4.57%	04/27/33	3,297,577
1,500,000	Bank of America Corp. (a)	5.87%	09/15/34	1,573,668
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,554,960
5,000,000	Bank of America Corp. (a)	5.05%	02/06/37	4,924,624
1,500,000	Citigroup, Inc. (a)	4.91%	05/24/33	1,496,654
4,500,000	Citigroup, Inc. (a)	5.17%	09/11/36	4,460,088
3,500,000	Fifth Third Bancorp (a)	4.34%	04/25/33	3,380,006
3,000,000	Fifth Third Bancorp (a)	5.14%	01/29/37	2,930,724
3,500,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	3,169,886
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,506,116
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.02%	10/23/35	1,968,423
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.94%	10/21/36	1,455,688
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.07%	01/21/37	1,467,010
4,000,000	Huntington Bancshares, Inc. (a)	5.02%	05/17/33	3,988,783
1,500,000	Huntington Bancshares, Inc. (a)	5.71%	02/02/35	1,535,586
2,050,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	2,056,525
5,050,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	5,265,973
6,000,000	JPMorgan Chase & Co. (a)	4.90%	01/22/37	5,851,133
6,295,000	Morgan Stanley (a)	5.25%	04/21/34	6,359,872
3,375,000	Morgan Stanley (a)	5.83%	04/19/35	3,512,624
800,000	Morgan Stanley (a)	5.32%	07/19/35	806,640
2,500,000	Morgan Stanley (a)	5.07%	01/30/37	2,447,089
1,000,000	PNC Financial Services Group (The), Inc. (a)	4.81%	10/21/32	998,897
1,500,000	PNC Financial Services Group (The), Inc. (a)	6.04%	10/28/33	1,583,724
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.40%	07/23/35	1,522,616
1,500,000	Regions Financial Corp. (a)	5.50%	09/06/35	1,507,539
3,000,000	State Street Corp. (a)	5.09%	04/24/37	2,976,444
2,000,000	Truist Financial Corp., Medium-Term Note (a)	5.87%	06/08/34	2,082,238
1,000,000	Truist Financial Corp., Medium-Term Note (a)	5.71%	01/24/35	1,029,417
3,250,000	US Bancorp (a)	4.84%	02/01/34	3,215,290
3,000,000	Wells Fargo & Co. (a)	4.90%	07/25/33	2,994,713
3,500,000	Wells Fargo & Co. (a)	5.21%	12/03/35	3,495,841
1,500,000	Wells Fargo & Co. (a)	4.89%	09/15/36	1,461,797
2,055,000	Wells Fargo & Co. (a)	4.96%	01/23/37	2,002,876
				94,423,771
	Brokerage/Asset Managers/Exchanges — 4.0%
1,000,000	Blackstone Reg Finance Co., LLC	5.00%	12/06/34	989,206
2,000,000	Blackstone Reg Finance Co., LLC	4.95%	02/15/36	1,944,849
3,000,000	Charles Schwab (The) Corp. (a)	5.85%	05/19/34	3,149,542
3,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	3,053,666
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Brokerage/Asset Managers/Exchanges (Continued)
$2,968,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	$3,050,662
1,000,000	LPL Holdings, Inc.	5.15%	06/15/30	1,007,760
1,500,000	LSEG U.S. Fin Corp. (b)	4.50%	03/23/31	1,487,435
3,500,000	LSEG U.S. Fin Corp. (b)	5.25%	03/23/36	3,489,148
2,700,000	Nasdaq, Inc.	5.55%	02/15/34	2,790,125
6,250,000	Raymond James Financial, Inc.	4.90%	09/11/35	6,103,977
				27,066,370
	Building Materials — 3.2%
5,500,000	Amrize Finance U.S. LLC	5.40%	04/07/35	5,608,851
2,250,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,241,646
4,050,000	CRH America Finance, Inc.	5.40%	05/21/34	4,138,520
1,000,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	1,002,889
500,000	Martin Marietta Materials, Inc.	5.15%	12/01/34	503,519
3,000,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	3,062,026
2,817,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	2,818,350
2,000,000	Vulcan Materials Co.	5.35%	12/01/34	2,037,833
				21,413,634
	Cable Satellite — 0.5%
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	2,440,708
1,000,000	DISH Network Corp. (b)	11.75%	11/15/27	1,032,995
				3,473,703
	Construction Machinery — 1.0%
3,200,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	2,827,976
3,650,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	3,746,430
				6,574,406
	Consumer Cyclical Services — 1.0%
6,375,000	Sodexo, Inc. (b)	5.80%	08/15/35	6,503,682
	Diversified Manufacturing — 0.8%
5,000,000	Veralto Corp.	5.45%	09/18/33	5,121,504
	Electric — 4.4%
2,000,000	AEP Transmission Co. LLC	5.38%	06/15/35	2,033,893
2,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	2,046,781
2,500,000	CenterPoint Energy Houston Electric LLC, Series AQ	4.95%	08/15/35	2,476,642
3,000,000	CenterPoint Energy Houston Electric LLC, Series AR	4.85%	04/01/36	2,937,398
500,000	DTE Electric Co.	5.25%	05/15/35	507,283
800,000	Duke Energy Florida LLC	4.85%	12/01/35	786,890
545,000	Duke Energy Indiana LLC, Series DDDD	4.95%	03/15/36	535,807
2,000,000	Duke Energy Progress LLC	5.05%	03/15/35	2,005,498
515,000	Duke Energy Progress LLC	6.30%	04/01/38	555,719
5,000,000	FirstEnergy Transmission LLC	5.00%	01/15/35	4,935,650
1,500,000	Florida Power & Light Co.	4.13%	02/01/42	1,278,431
1,500,000	NRG Energy, Inc. (b)	4.73%	10/15/30	1,484,772
1,500,000	NRG Energy, Inc. (b)	5.41%	10/15/35	1,472,021
2,750,000	PECO Energy Co.	4.88%	09/15/35	2,727,510
2,750,000	Vistra Operations Co. LLC (b)	5.70%	12/30/34	2,778,721
1,000,000	Vistra Operations Co. LLC (b)	5.25%	10/15/35	971,037
				29,534,053
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Environmental — 0.2%
$1,500,000	GFL Environmental Holdings U.S., Inc. (b)	5.50%	02/01/34	$1,477,393
	Finance Companies — 1.1%
2,037,000	Rocket Cos., Inc. (b)	6.38%	08/01/33	2,064,387
1,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	3.88%	03/01/31	928,974
4,578,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	4,128,221
				7,121,582
	Food and Beverage — 9.2%
3,000,000	Bimbo Bakeries USA, Inc. (b)	5.38%	01/09/36	3,005,553
3,000,000	Campbell’s (The) Co.	5.40%	03/21/34	2,918,188
3,500,000	Campbell’s (The) Co.	4.75%	03/23/35	3,225,444
3,357,000	Conagra Brands, Inc.	5.75%	08/01/35	3,378,460
2,250,000	Conagra Brands, Inc.	5.30%	11/01/38	2,097,736
2,000,000	Constellation Brands, Inc.	4.75%	05/09/32	1,989,389
3,000,000	Constellation Brands, Inc.	4.95%	11/01/35	2,915,072
2,500,000	Constellation Brands, Inc.	4.50%	05/09/47	2,063,937
3,510,000	J.M. Smucker (The) Co.	6.20%	11/15/33	3,744,261
1,625,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,708,213
5,350,000	Keurig Dr. Pepper, Inc.	5.15%	05/15/35	5,240,080
2,500,000	Kraft Heinz Foods Co.	5.20%	03/15/32	2,534,554
450,000	Kraft Heinz Foods Co.	6.50%	02/09/40	471,284
2,050,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,813,567
2,030,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,913,101
4,500,000	Mars, Inc. (b)	5.00%	03/01/32	4,566,175
2,500,000	McCormick & Co., Inc.	4.70%	10/15/34	2,407,315
2,150,000	Mondelez International, Inc.	4.75%	08/28/34	2,108,393
2,000,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	2,029,840
2,450,000	Post Holdings, Inc. (b)	6.25%	02/15/32	2,499,850
3,000,000	Sysco Corp.	4.95%	03/25/36	2,879,786
6,000,000	US Foods, Inc. (b)	5.75%	04/15/33	6,026,910
				61,537,108
	Gaming — 0.9%
1,250,000	VICI Properties, L.P.	4.95%	02/15/30	1,250,461
3,750,000	VICI Properties, L.P.	5.13%	05/15/32	3,719,177
1,075,000	VICI Properties, L.P.	5.75%	04/01/34	1,091,929
				6,061,567
	Health Insurance — 1.9%
250,000	Centene Corp.	4.63%	12/15/29	243,845
2,400,000	Centene Corp.	3.00%	10/15/30	2,158,939
1,150,000	Elevance Health, Inc.	4.10%	05/15/32	1,105,606
2,875,000	Elevance Health, Inc.	5.38%	06/15/34	2,925,339
1,900,000	Elevance Health, Inc.	4.63%	05/15/42	1,680,699
1,500,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,347,308
1,364,000	UnitedHealth Group, Inc.	5.30%	06/15/35	1,391,812
750,000	UnitedHealth Group, Inc.	6.88%	02/15/38	853,350
1,125,000	UnitedHealth Group, Inc.	5.50%	07/15/44	1,092,524
				12,799,422
	Healthcare — 9.1%
4,250,000	180 Medical, Inc. (b)	5.30%	10/08/35	4,163,327
5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	5,628,436
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$3,000,000	Augusta SpinCo Corp.	4.95%	03/23/33	$2,986,273
600,000	Becton Dickinson & Co.	5.11%	02/08/34	604,439
1,928,000	Cencora, Inc.	4.60%	02/13/33	1,896,968
1,150,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,074,388
3,150,000	Cigna Group (The)	5.40%	03/15/33	3,241,429
1,000,000	Cigna Group (The)	5.25%	01/15/36	1,003,528
3,700,000	Cigna Group (The)	4.80%	08/15/38	3,481,192
2,000,000	CVS Health Corp.	6.00%	06/01/44	1,975,439
500,000	GE HealthCare Technologies, Inc.	4.95%	12/15/35	487,464
5,775,000	HCA, Inc.	5.50%	06/01/33	5,909,228
1,500,000	HCA, Inc.	4.90%	11/15/35	1,452,523
2,400,000	HCA, Inc.	5.13%	06/15/39	2,271,248
4,500,000	IQVIA, Inc. (b)	6.25%	06/01/32	4,588,407
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,087,936
3,250,000	Quest Diagnostics, Inc.	5.00%	12/15/34	3,239,189
6,750,000	Solventum Corp.	5.60%	03/23/34	6,902,656
2,150,000	Stryker Corp.	4.10%	04/01/43	1,783,406
1,750,000	Universal Health Services, Inc.	2.65%	10/15/30	1,581,603
1,000,000	Universal Health Services, Inc.	5.05%	10/15/34	963,205
4,500,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	4,507,859
				60,830,143
	Home Construction — 0.1%
420,000	PulteGroup, Inc.	6.38%	05/15/33	453,345
	Lodging — 1.9%
3,000,000	Hilton Domestic Operating Co., Inc. (b)	5.88%	03/15/33	3,039,474
353,000	Hilton Domestic Operating Co., Inc. (b)	5.50%	03/31/34	350,608
1,000,000	Hyatt Hotels Corp.	5.38%	12/15/31	1,019,544
4,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	4,400,984
1,500,000	Hyatt Hotels Corp.	5.40%	12/15/35	1,484,370
1,200,000	Marriott International, Inc.	5.10%	04/15/32	1,218,782
1,500,000	Marriott International, Inc.	4.50%	05/01/33	1,454,312
				12,968,074
	Media Entertainment — 0.4%
2,750,000	AppLovin Corp.	5.38%	12/01/31	2,777,909
	Midstream — 0.8%
1,962,000	Sunoco, L.P. (b)	5.88%	03/15/34	1,955,959
1,000,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	1,109,398
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.50%	06/15/34	1,046,858
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.75%	01/15/36	1,063,515
				5,175,730
	Other Industrial — 1.7%
2,118,000	AECOM (b)	6.00%	08/01/33	2,136,899
3,000,000	Jacobs Solutions, Inc.	5.38%	03/03/36	2,914,397
3,500,000	Quanta Services, Inc.	5.25%	08/09/34	3,550,896
3,000,000	Quanta Services, Inc.	5.10%	08/09/35	2,988,478
				11,590,670
	Other Utility — 0.5%
3,000,000	American Water Capital Corp.	5.20%	04/01/36	3,004,526
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging — 2.1%
$2,000,000	Amcor Flexibles North America, Inc.	5.13%	03/12/36	$1,950,095
2,500,000	Ball Corp.	3.13%	09/15/31	2,268,470
4,750,000	Berry Global, Inc.	5.65%	01/15/34	4,871,008
2,750,000	Crown Americas LLC	5.25%	04/01/30	2,762,358
2,000,000	Crown Americas LLC	5.88%	06/01/33	2,015,944
				13,867,875
	Paper — 1.2%
650,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	607,597
1,650,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	1,648,824
4,700,000	Packaging Corp. of America	5.70%	12/01/33	4,889,988
1,061,000	Packaging Corp. of America	5.20%	08/15/35	1,058,329
				8,204,738
	Pharmaceuticals — 1.1%
3,000,000	Biogen, Inc.	5.75%	05/15/35	3,125,526
2,000,000	Teva Pharmaceutical Finance Co. LLC	6.15%	02/01/36	2,097,337
2,500,000	Zoetis, Inc.	4.70%	02/01/43	2,230,769
				7,453,632
	Property & Casualty Insurance — 6.2%
4,750,000	Aon North America, Inc.	5.45%	03/01/34	4,856,191
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,051,160
2,150,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,181,162
1,500,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,486,781
1,050,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,005,932
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	930,563
4,750,000	Brown & Brown, Inc.	4.20%	03/17/32	4,508,224
4,250,000	Brown & Brown, Inc.	5.65%	06/11/34	4,296,245
1,900,000	Brown & Brown, Inc.	5.55%	06/23/35	1,895,058
1,500,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/36	1,480,066
1,000,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	945,798
1,000,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	951,493
4,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	4,472,689
3,796,000	Ryan Specialty LLC (b)	5.88%	08/01/32	3,797,468
4,050,000	Willis North America, Inc.	5.35%	05/15/33	4,108,550
2,500,000	Willis North America, Inc.	5.15%	03/15/36	2,444,985
				41,412,365
	Restaurants — 0.4%
3,000,000	Yum! Brands, Inc.	5.38%	04/01/32	3,004,092
	Technology — 11.4%
5,700,000	Atlassian Corp.	5.50%	05/15/34	5,565,266
1,250,000	Block, Inc.	6.50%	05/15/32	1,274,492
6,159,000	CoStar Group, Inc. (b)	2.80%	07/15/30	5,596,422
4,750,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	4,843,869
2,000,000	Dell International LLC / EMC Corp.	4.75%	10/06/32	1,978,478
6,250,000	FactSet Research Systems, Inc.	3.45%	03/01/32	5,667,759
7,083,000	Fair Isaac Corp. (b)	6.00%	05/15/33	6,991,021
1,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	1,001,155
2,600,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,880,130
3,500,000	Global Payments, Inc.	5.20%	11/15/32	3,421,123
3,500,000	Global Payments, Inc.	5.55%	11/15/35	3,377,711
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$5,750,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	$5,857,089
3,135,000	MSCI, Inc. (b)	3.88%	02/15/31	2,977,708
3,038,000	MSCI, Inc.	5.25%	09/01/35	2,991,972
4,000,000	MSCI, Inc.	5.15%	03/15/36	3,877,362
1,500,000	Oracle Corp.	4.80%	09/26/32	1,426,861
750,000	Oracle Corp.	6.25%	11/09/32	770,099
2,000,000	QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1- 2 LLC (b)	5.70%	04/15/36	1,945,968
6,250,000	Roper Technologies, Inc.	4.90%	10/15/34	6,059,118
2,000,000	Salesforce, Inc.	5.20%	03/15/33	1,996,995
1,200,000	Verisk Analytics, Inc.	5.75%	04/01/33	1,246,573
1,750,000	Verisk Analytics, Inc.	5.25%	06/05/34	1,750,006
2,000,000	Verisk Analytics, Inc.	5.50%	06/15/45	1,873,959
2,500,000	Workday, Inc.	3.80%	04/01/32	2,328,517
				76,699,653
	Wireless — 0.6%
2,000,000	Crown Castle, Inc.	5.10%	05/01/33	1,984,177
1,000,000	T-Mobile USA, Inc.	4.63%	01/15/33	981,760
900,000	T-Mobile USA, Inc.	5.20%	01/15/33	915,394
				3,881,331
	Wirelines — 0.2%
1,500,000	Verizon Communications, Inc.	4.75%	01/15/33	1,480,670
	Total Corporate Bonds and Notes			545,613,952
	(Cost $549,612,794)
FOREIGN CORPORATE BONDS AND NOTES — 13.2%
	Banking — 5.8%
1,000,000	Banco Santander S.A.	5.44%	04/15/36	993,168
3,000,000	Barclays PLC (a)	5.75%	08/09/33	3,092,432
3,500,000	Canadian Imperial Bank of Commerce	6.09%	10/03/33	3,741,719
8,000,000	Cooperatieve Rabobank U.A. (a) (b)	5.71%	01/21/33	8,316,988
3,750,000	Credit Agricole S.A. (a) (b)	4.82%	09/25/33	3,679,241
3,000,000	ING Groep NV (a)	5.42%	03/23/37	2,997,996
4,500,000	Lloyds Banking Group PLC (a)	4.94%	11/04/36	4,345,517
1,000,000	Santander UK Group Holdings PLC (a)	5.14%	09/22/36	968,813
3,000,000	Toronto-Dominion Bank (The)	4.87%	04/22/33	2,984,057
1,500,000	Toronto-Dominion Bank (The)	4.93%	10/15/35	1,469,570
3,500,000	UBS Group AG (a) (b)	4.84%	11/06/33	3,449,505
2,750,000	UBS Group AG (a) (b)	5.58%	05/09/36	2,798,211
				38,837,217
	Environmental — 0.2%
1,400,000	Waste Connections, Inc.	5.00%	03/01/34	1,410,908
	Gaming — 0.1%
933,000	Flutter Treasury DAC (b)	5.88%	06/04/31	930,238
	Healthcare — 1.7%
9,100,000	Icon Investments Six DAC	6.00%	05/08/34	9,303,649
1,900,000	Smith & Nephew PLC	5.40%	03/20/34	1,930,637
				11,234,286
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Leisure — 0.6%
$2,000,000	Carnival Corp. (b)	5.88%	06/15/31	$2,029,548
620,000	Carnival Corp. (b)	5.75%	08/01/32	623,893
1,500,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	1,455,418
				4,108,859
	Paper — 0.9%
5,700,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	5,807,620
	Pharmaceuticals — 0.1%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV	6.00%	12/01/32	1,041,875
	Property & Casualty Insurance — 0.3%
1,830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	1,873,121
	Restaurants — 0.5%
3,505,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	3,336,404
	Retailers — 1.8%
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	758,372
5,250,000	Alimentation Couche-Tard, Inc. (b)	5.08%	09/29/35	5,197,452
2,000,000	Gildan Activewear, Inc. (b)	4.70%	10/07/30	1,980,290
4,500,000	Gildan Activewear, Inc. (b)	5.40%	10/07/35	4,407,811
				12,343,925
	Technology — 1.2%
7,000,000	Constellation Software, Inc. (b)	5.46%	02/16/34	6,860,103
1,000,000	Elastic N.V. (b)	4.13%	07/15/29	949,897
				7,810,000
	Total Foreign Corporate Bonds and Notes			88,734,453
	(Cost $89,431,515)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.4%
	Building Materials — 1.0%
6,500,000	Vulcan Materials Co.	3.85%	05/01/26	6,500,000
	Food and Beverage — 0.7%
4,700,000	Bacardi-Martini B.V.	4.11%	05/01/26	4,700,000
	Midstream — 0.7%
5,000,000	Energy Transfer, L.P.	3.93%	05/01/26	5,000,000
	Total Commercial Paper			16,200,000
	(Cost $16,200,000)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 1.6%
4,000,000	U.S. Treasury Bond	3.00%	11/15/45	2,996,875
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$8,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/45	$2,896,525
5,000,000	U.S. Treasury Note	4.13%	02/15/36	4,894,922
	Total U.S. Government Bonds and Notes			10,788,322
	(Cost $10,784,508)

	Total Investments — 98.6%			661,336,727
	(Cost $666,028,817)
	Net Other Assets and Liabilities — 1.4%			9,539,307
	Net Assets — 100.0%			$670,876,034

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $176,381,176 or 26.3% of net assets.

(c)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
STRIPS	– Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$545,613,952	$—	$545,613,952	$—
Foreign Corporate Bonds and Notes*	88,734,453	—	88,734,453	—
Commercial Paper*	16,200,000	—	16,200,000	—
U.S. Government Bonds and Notes	10,788,322	—	10,788,322	—
Total Investments	$661,336,727	$—	$661,336,727	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$661,336,727
Cash	278,672
Receivables:
Interest	8,138,668
Capital shares sold	5,192,230
Investment securities sold	1,136,537
Total Assets	676,082,834

LIABILITIES:
Payables:
Investment securities purchased	4,938,845
Investment advisory fees	267,955
Total Liabilities	5,206,800
NET ASSETS	$670,876,034

NET ASSETS consist of:
Paid-in capital	$674,261,680
Par value	323,500
Accumulated distributable earnings (loss)	(3,709,146)
NET ASSETS	$670,876,034
NET ASSET VALUE, per share	$20.74
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	32,350,002
Investments, at cost	$666,028,817
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$16,591,948
Total investment income	16,591,948

EXPENSES:
Investment advisory fees	1,810,883
Other expenses	366
Total expenses	1,811,249
Less fees waived by the investment advisor	(86,440)
Net expenses	1,724,809
NET INVESTMENT INCOME (LOSS)	14,867,139

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	943,858
Net change in unrealized appreciation (depreciation) on investments	(13,613,875)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,670,017)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,197,122
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$14,867,139	$21,855,392
Net realized gain (loss)	943,858	1,911,398
Net change in unrealized appreciation (depreciation)	(13,613,875)	9,655,315
Net increase (decrease) in net assets resulting from operations	2,197,122	33,422,105

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(16,564,366)	(21,996,752)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	72,684,489	238,914,950
Cost of shares redeemed	—	(14,647,025)
Net increase (decrease) in net assets resulting from shareholder transactions	72,684,489	224,267,925
Total increase (decrease) in net assets	58,317,245	235,693,278

NET ASSETS:
Beginning of period	612,558,789	376,865,511
End of period	$670,876,034	$612,558,789

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	28,900,002	18,200,002
Shares sold	3,450,000	11,400,000
Shares redeemed	—	(700,000)
Shares outstanding, end of period	32,350,002	28,900,002
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended		Period Ended 10/31/2023 (a)
		10/31/2025	10/31/2024
Net asset value, beginning of period	$21.20	$20.71	$19.04	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.49	0.95	0.94	0.23
Net realized and unrealized gain (loss)	(0.40)	0.49	1.67 (c)	(1.01)
Total from investment operations	0.09	1.44	2.61	(0.78)
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.94)	(0.94)	(0.18)
Net realized gain	(0.06)	(0.01)	—	—
Total distributions	(0.55)	(0.95)	(0.94)	(0.18)
Net asset value, end of period	$20.74	$21.20	$20.71	$19.04
Total return (d)	0.39%	7.11%	13.82%	(3.91)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$670,876	$612,559	$376,866	$9,521
Ratio of total expenses to average net assets	0.57% (e)	0.66% (f)	0.65%	0.65% (e)
Ratio of net expenses to average net assets	0.54% (e)	0.66% (f)	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	4.67% (e)	4.56%	4.60%	4.78% (e)
Portfolio turnover rate (g)	23%	31%	6%	7%

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FIIG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to deliver current income and long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest also include senior loans and covenant-lite loans, substantially all of which are expected to be covenant-lite loans.
At least 80% of the Fund’s net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund’s investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$21,964,010
Capital gains	32,742

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)
Distributions paid from:
Return of capital	$—
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	1,745,609
Net unrealized appreciation (depreciation)	8,912,489
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Fund had no capital loss carryforwards available for federal income tax purposes.
During the taxable year ended October 31, 2025, the Fund utilized $39,698 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$666,028,817	$2,248,431	$(6,940,521)	$(4,692,090)
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.49% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%
Fund net assets greater than $15 billion	0.55250%
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.16% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $86,440.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2026, were $10,768,639 and $197,271,978, respectively. The proceeds from sales and paydowns of

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)
U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2026 were $0 and $145,784,130, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

First Trust Intermediate Government Opportunities ETF (MGOV)

First Trust Intermediate Government Opportunities ETF (MGOV)
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Intermediate Government Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 82.2%
	Collateralized Mortgage Obligations — 42.3%
	Federal Home Loan Mortgage Corporation
$1,055,423	Series 2013-4213, Class GZ	3.50%	06/15/43	$999,423
1,173,804	Series 2014-4316, Class BZ	3.00%	03/15/44	1,083,107
1,857,204	Series 2016-4639, Class HZ	3.25%	04/15/53	1,549,655
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,089,204
891,317	Series 2018-4798, Class GZ	4.00%	06/15/48	844,855
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	317,438
1,747,372	Series 2020-5066, Class MA	1.50%	01/25/51	1,451,148
2,102,851	Series 2021-5075, Class Q	1.50%	02/25/51	1,746,357
2,169,862	Series 2021-5082, Class LA	1.50%	03/25/51	1,773,353
780,894	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (a)	4.40%	09/25/52	777,358
1,070,263	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (b)	4.11%	11/25/52	974,134
688,275	Series 2024-413, Class PO, PO, STRIPS	(c)	05/25/54	589,254
912,338	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (b)	4.63%	07/25/54	826,170
2,003,455	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (a)	4.55%	03/25/56	2,003,731
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
986,036	Series 2018-4, Class MA	3.50%	03/25/58	956,113
984,997	Series 2019-1, Class MA	3.50%	07/25/58	954,010
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
886,593	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (d)	4.90%	10/25/34	904,199
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,079,216
1,306,976	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (a) (d)	4.75%	05/25/35	1,327,086
2,200,000	Series 2025-2, Class A2	3.00%	10/25/35	1,871,388
	Federal National Mortgage Association
2,108,455	Series 2012-118, Class VZ	3.00%	11/25/42	1,938,454
1,467,937	Series 2012-134, Class ZC	2.50%	12/25/42	1,163,099
1,806,162	Series 2014-60, Class EZ	3.00%	10/25/44	1,651,216
454,754	Series 2015-89, Class CZ	4.00%	08/25/45	424,632
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,084,560
1,378,613	Series 2022-29, Class JZ	1.50%	06/25/42	1,005,711
2,465,595	Series 2022-29, Class KZ	1.50%	06/25/42	1,861,297
1,022,017	Series 2023-54, Class PO, PO	(c)	11/25/53	862,780
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,167,336
1,012,993	Series 2024-26, Class PO, PO	(c)	05/25/54	791,438
2,357,534	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (a)	4.45%	06/25/55	2,346,803
	Government National Mortgage Association
1,447,557	Series 2015-123, Class ZA	3.50%	09/20/45	1,353,152
600,000	Series 2022-139, Class AL	4.00%	07/20/51	551,597
1,745,000	Series 2022-191, Class BY	4.00%	08/20/41	1,664,602
1,200,000	Series 2023-81, Class YD	4.00%	06/20/53	1,069,662
1,164,984	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (a)	5.24%	01/20/55	1,175,105
				43,228,643
	Commercial Mortgage-Backed Securities — 4.6%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,153,315	Series 2016-K152, Class A1	2.83%	05/25/30	1,117,416
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$19,753	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	4.20%	10/25/28	$19,726
6,196,096	Series 2019-K1512, Class X1, IO (e)	1.05%	04/25/34	297,378
3,016,964	Series 2020-K110, Class X1, IO (e)	1.75%	04/25/30	159,288
7,700,000	Series 2020-K740, Class XAM, IO (e)	1.20%	10/25/27	107,408
13,041,349	Series 2020-KG04, Class X1, IO (e)	0.93%	11/25/30	401,569
8,000,000	Series 2021-K129, Class XAM, IO (e)	1.32%	05/25/31	430,115
22,137,973	Series 2021-KG05, Class X1, IO (e)	0.40%	01/25/31	269,853
5,180,000	Series 2024-K165, Class XAM, IO (e)	1.09%	09/25/34	348,604
7,058,000	Series 2024-K757, Class XAM, IO (e)	1.18%	08/25/31	330,214
4,117,048	Series 2025-K546, Class X1, IO (e)	1.06%	05/25/30	131,853
	Government National Mortgage Association
4,129,523	Series 2021-31, Class IO, IO (e)	0.94%	01/16/61	281,528
4,769,574	Series 2024-47, Class AI, IO	0.75%	06/16/64	249,756
4,153,333	Series 2025-21, Class IO, IO (e)	0.95%	04/16/65	292,272
4,827,950	Series 2025-206, Class IO, IO (e)	0.80%	04/16/64	291,711
				4,728,691
	Pass-Through Securities — 35.3%
	Federal Home Loan Mortgage Corporation
365,636	Pool SD4005	4.00%	12/01/49	349,932
2,144,610	Pool SL1523	3.50%	07/01/50	1,971,819
148,980	Pool U90690	3.50%	06/01/42	139,869
370,862	Pool ZL8982	3.50%	01/01/45	346,887
379,204	Pool ZS9446	3.50%	08/01/45	355,806
901,719	Pool ZS9776	3.50%	08/01/46	839,638
1,661,049	Pool ZT2264	4.00%	03/01/44	1,607,157
	Federal National Mortgage Association
581,247	Pool 310208	3.00%	03/01/48	512,612
422,802	Pool 310211	3.50%	07/01/48	389,365
1,464,096	Pool AL9394	3.00%	11/01/46	1,304,189
1,298,840	Pool AS7738	3.00%	08/01/46	1,165,243
897,399	Pool AS7749	3.50%	08/01/46	831,604
1,090,431	Pool BF0207	4.50%	04/01/47	1,075,638
2,102,354	Pool BM4963	3.00%	05/01/48	1,881,788
350,909	Pool BM6732	4.00%	11/01/48	337,858
403,009	Pool BM7079	4.00%	10/01/48	383,718
404,303	Pool BM7129	3.00%	01/01/47	369,854
2,469,695	Pool BM7521	3.50%	10/01/48	2,290,162
1,286,738	Pool FA1348	4.50%	09/01/52	1,274,728
386,464	Pool FS0704	4.00%	03/01/47	369,590
278,518	Pool FS4157	4.00%	05/01/49	265,266
3,407,748	Pool MA4057	2.50%	06/01/50	2,835,847
1,284,512	Pool MA4199	1.50%	11/01/50	960,642
385,488	Pool MA4271	1.50%	02/01/51	288,299
3,856,718	Pool MA4319	2.00%	04/01/51	3,035,473
3,378,056	Pool MA4392	2.50%	07/01/51	2,785,928
1,029,000	Pool TBA (f)	3.50%	05/15/56	936,771
30,000	Pool TBA (f)	5.00%	05/15/56	29,560
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,752,000	Pool TBA (f)	5.50%	05/15/56	$1,760,989
1,052,000	Pool TBA (f)	2.50%	06/15/56	880,696
803,000	Pool TBA	5.50%	06/15/56	806,179
110,000	Pool TBA	3.00%	07/15/56	96,188
1,305,000	Pool TBA	5.50%	07/15/56	1,308,841
	Government National Mortgage Association
1,870,514	Pool MA7192	2.00%	02/20/51	1,540,955
100,000	Pool TBA (f)	4.00%	05/15/56	93,322
214,000	Pool TBA	5.00%	05/15/56	212,176
370,000	Pool TBA	3.50%	06/15/56	334,156
58,000	Pool TBA	4.50%	06/15/56	55,884
58,000	Pool TBA	5.00%	06/15/56	57,381
55,000	Pool TBA	4.00%	07/15/56	51,278
				36,133,288
	Total U.S. Government Agency Mortgage-Backed Securities			84,090,622
	(Cost $83,598,616)
U.S. GOVERNMENT BONDS AND NOTES — 13.8%
1,972,000	U.S. Treasury Bond, STRIPS	(c)	11/15/33	1,430,788
3,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/34	2,122,316
1,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/34	1,047,451
1,087,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	749,402
1,100,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	748,966
1,650,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	1,109,415
1,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	663,711
114,000	U.S. Treasury Bond, STRIPS	(c)	11/15/35	74,646
980,000	U.S. Treasury Bond, STRIPS	(c)	05/15/38	556,429
54,000	U.S. Treasury Bond, STRIPS	(c)	08/15/38	30,217
79,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	39,736
160,000	U.S. Treasury Bond, STRIPS	(c)	11/15/43	64,984
180,000	U.S. Treasury Bond, STRIPS	(c)	08/15/44	69,921
250,000	U.S. Treasury Bond, STRIPS	(c)	11/15/44	95,802
1,200,000	U.S. Treasury Note	3.50%	01/15/29	1,187,625
4,200,000	U.S. Treasury Note	3.50%	02/15/29	4,155,047
	Total U.S. Government Bonds and Notes			14,146,456
	(Cost $14,380,572)
MORTGAGE-BACKED SECURITIES — 8.6%
	Collateralized Mortgage Obligations — 6.9%
	Chase Mortgage Finance Corp.
976,349	Series 2026-CINV1, Class A11, 30 Day Average SOFR + 1.20% (a) (d)	4.85%	01/25/57	977,866
	Fidelis Mortgage Trust
405,000	Series 2025-RTL2, Class A1, steps up to 6.57% on 02/25/2028 (d)	5.57%	07/25/40	406,405
	HOMES Trust
246,045	Series 2026-AFC1, Class A1 (d) (g)	4.85%	02/25/61	244,755
	JP Morgan Mortgage Trust
603,102	Series 2022-LTV1, Class A2 (d)	3.51%	07/25/52	543,889
277,705	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (d)	4.75%	07/25/56	276,088
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MFRA Trust
$247,863	Series 2026-NQM1, Class A1 (d) (g)	5.05%	02/25/71	$247,303
	OBX Trust
380,000	Series 2022-NQM2, Class A1B (d)	4.38%	01/25/62	353,908
409,341	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (a) (d)	5.00%	02/25/56	409,946
155,000	Series 2026-NQM4, Class A1LC, steps up to 6.23% on 03/01/2030 (d) (h)	5.23%	02/25/66	155,089
	PMT Loan Trust
363,404	Series 2025-INV11, Class A36, 30 Day Average SOFR + 1.35% (a) (d)	5.00%	11/25/56	365,281
	PRPM LLC
260,000	Series 2024-RCF1, Class A2, steps up to 5.00% on 01/25/2028 (d) (h)	4.00%	01/25/54	255,423
100,000	Series 2024-RCF1, Class A3, steps up to 5.00% on 01/25/2028 (d) (h)	4.00%	01/25/54	97,907
260,000	Series 2024-RCF2, Class A2, steps up to 4.75% on 03/25/2028 (d) (h)	3.75%	03/25/54	253,247
	PRPM Trust
558,413	Series 2025-NQM6, Class A1 (d) (g)	4.99%	12/25/70	555,936
243,501	Series 2026-NQM1, Class A1 (d) (g)	5.13%	02/25/71	243,117
394,386	Series 2026-RCF1, Class A1, steps up to 5.85% on 01/01/2030 (d) (h)	4.85%	01/25/56	392,535
	Redwood Funding Trust
251,000	Series 2026-2, Class A (d) (i)	6.26%	11/27/56	251,000
	Santander Mortgage Asset Receivable Trust
155,000	Series 2026-NQM3, Class A1LC, steps up to 6.23% on 03/01/2030 (d) (h)	5.23%	03/25/66	154,719
	Sequoia Mortgage Trust
260,142	Series 2026-HYB1, Class A1B (d)	4.67%	04/25/56	254,689
	SG Residential Mortgage Trust
608,091	Series 2022-1, Class A1 (d)	3.17%	03/27/62	575,800
				7,014,903
	Commercial Mortgage-Backed Securities — 1.7%
	BBCMS Mortgage Trust
440,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (d)	4.57%	03/15/37	416,512
	BMO Mortgage Trust
500,000	Series 2023-C7, Class A5	6.16%	12/15/56	529,882
	BWAY Trust
275,000	Series 2025-1535, Class B (d) (e)	7.71%	05/05/42	285,964
	GGP Trust
250,000	Series 2026-2PAK, Class A (e) (j)	6.03%	04/10/43	249,368
	KRE Commercial Mortgage Trust
260,000	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (d)	5.50%	05/15/43	261,153
				1,742,879
	Total Mortgage-Backed Securities			8,757,782
	(Cost $8,779,971)
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 1.2%
	FIGRE Trust
$255,000	Series 2026-FL1, Class A1LC, steps up to 6.49% on 03/01/2030 (d) (h)	5.49%	03/25/56	$254,944
	Pagaya AI Debt Grantor Trust
134,530	Series 2026-R1, Class A (d)	4.71%	12/15/33	134,192
	Research-Driven Pagaya Motor Asset Trust
220,001	Series 2025-1A, Class A (d)	5.04%	06/27/33	220,440
403,680	Series 2026-R1A, Class A (d)	5.66%	07/25/34	404,235
	Research-Driven Pagaya Motor Trust
255,000	Series 2025-5A, Class A3 (d)	4.84%	06/26/34	255,356
	Total Asset-Backed Securities			1,269,167
	(Cost $1,268,774)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,083,410	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (k)	1,083,410
	(Cost $1,083,410)
	Total Investments — 106.9%	109,347,437
	(Cost $109,111,343)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
16	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	$1,805,750	$118.00	05/22/26	250
	(Cost $2,292)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.2)%
	Pass-Through Securities — (3.2)%
	Federal National Mortgage Association
$(1,453,000)	Pool TBA (f)	3.00%	06/15/56	(1,271,459)
(389,000)	Pool TBA (f)	3.50%	06/15/56	(353,891)
(223,000)	Pool TBA (f)	4.00%	06/15/56	(209,002)
(601,000)	Pool TBA (f)	4.50%	06/15/56	(577,670)
(406,000)	Pool TBA	5.00%	06/15/56	(399,598)
(222,000)	Pool TBA	3.50%	07/15/56	(201,738)
(287,000)	Pool TBA	4.50%	07/15/56	(275,679)
	Total Investments Sold Short — (3.2)%			(3,289,037)
	(Proceeds $3,317,011)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.0)%
(12)	3 Month SOFR Futures, expiring December 2027	$(2,892,150)	$97.50	12/10/27	(4,350)
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(6)	U.S. 2-Year Treasury Note Futures, expiring June 2026	$(1,242,750)	$105.00	05/22/26	$(94)
(2)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(215,672)	109.00	05/22/26	(78)
(10)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(1,077,734)	109.50	08/21/26	(2,656)
(7)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(754,414)	110.00	08/21/26	(1,367)
(2)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(215,547)	111.00	08/21/26	(219)
(1)	U.S. 10-Year Treasury Note Futures, expiring June 2026	(110,594)	116.00	05/22/26	(0)
(2)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(220,750)	109.00	08/21/26	(4,313)
(2)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(220,750)	113.00	08/21/26	(781)
(1)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(110,375)	115.00	08/21/26	(172)
(2)	U.S. Treasury Long Bond Futures, expiring June 2026	(225,688)	120.00	05/22/26	(31)
(2)	U.S. Treasury Long Bond Futures, expiring June 2026	(225,688)	121.00	05/22/26	(31)
(7)	U.S. Treasury Long Bond Futures, expiring June 2026	(789,906)	122.00	05/22/26	(109)
(6)	U.S. Treasury Long Bond Futures, expiring June 2026	(677,063)	123.00	05/22/26	(0)
(1)	U.S. Treasury Long Bond Futures, expiring June 2026	(112,844)	128.00	05/22/26	(0)
(3)	U.S. Treasury Long Bond Futures, expiring September 2026	(337,125)	113.00	08/21/26	(6,656)
(2)	U.S. Treasury Long Bond Futures, expiring September 2026	(224,750)	116.00	08/21/26	(2,188)
(6)	U.S. Treasury Long Bond Futures, expiring September 2026	(674,250)	118.00	08/21/26	(4,219)
(2)	U.S. Treasury Long Bond Futures, expiring September 2026	(224,750)	119.00	08/21/26	(1,125)
(4)	U.S. Treasury Long Bond Futures, expiring September 2026	(449,500)	120.00	08/21/26	(1,875)
(21)	U.S. Treasury Long Bond Futures, expiring September 2026	(2,359,875)	121.00	08/21/26	(8,203)
(9)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(1,015,734)	117.00	05/22/26	(281)
(3)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(345,094)	122.00	05/22/26	(47)
	Total Call Options Written				(38,795)
	(Premiums received $85,735)
	Put Options Written — (0.3)%
(6)	3 Month SOFR Futures, expiring December 2027	(1,446,075)	95.50	12/10/27	(3,412)
(13)	3 Month SOFR Futures, expiring December 2027	(3,133,163)	96.00	12/10/27	(10,887)
(7)	3 Month SOFR Futures, expiring December 2027	(1,687,088)	96.38	12/10/27	(8,094)
(7)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(1,449,875)	103.25	05/22/26	(875)
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(4)	U.S. 2-Year Treasury Note Futures, expiring June 2026	$(828,500)	$103.50	05/22/26	$(1,063)
(7)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(1,449,875)	103.75	05/22/26	(3,719)
(5)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(1,035,625)	103.88	05/22/26	(3,594)
(2)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(414,250)	104.00	05/22/26	(1,875)
(51)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(5,640,281)	107.00	05/22/26	(797)
(11)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(2,278,375)	103.00	08/21/26	(4,125)
(4)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(828,500)	103.50	08/21/26	(2,813)
(11)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(1,186,195)	108.75	05/22/26	(10,742)
(5)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(539,180)	109.00	05/22/26	(6,016)
(7)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(754,414)	107.00	08/21/26	(4,156)
(18)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(1,939,922)	107.50	08/21/26	(13,781)
(1)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(107,773)	108.00	08/21/26	(992)
(26)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,802,109)	108.50	08/21/26	(33,109)
(1)	U.S. Treasury Long Bond Futures, expiring June 2026	(112,844)	110.00	05/22/26	(266)
(23)	U.S. Treasury Long Bond Futures, expiring June 2026	(2,595,406)	112.00	05/22/26	(16,172)
(9)	U.S. Treasury Long Bond Futures, expiring June 2026	(1,015,594)	114.00	05/22/26	(15,047)
(2)	U.S. Treasury Long Bond Futures, expiring September 2026	(224,750)	110.00	08/21/26	(3,344)
(15)	U.S. Treasury Long Bond Futures, expiring September 2026	(1,685,625)	111.00	08/21/26	(30,000)
(3)	U.S. Treasury Long Bond Futures, expiring September 2026	(337,125)	112.00	08/21/26	(7,125)
(3)	U.S. Treasury Long Bond Futures, expiring September 2026	(337,125)	113.00	08/21/26	(8,531)
(9)	U.S. Treasury Long Bond Futures, expiring September 2026	(1,011,375)	116.00	08/21/26	(42,187)
(2)	U.S. Treasury Long Bond Futures, expiring December 2026	(224,000)	110.00	11/20/26	(4,750)
(2)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(225,719)	111.00	05/22/26	(594)
(1)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(115,031)	113.00	05/22/26	(531)
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(3)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	$(345,094)	$115.00	05/22/26	$(3,656)
(1)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(115,031)	116.00	05/22/26	(1,719)
	Total Put Options Written				(243,972)
	(Premiums received $218,709)
	Total Written Options				(282,767)
	(Premiums received $304,444)
	Net Other Assets and Liabilities — (3.4)%				(3,509,314)
	Net Assets — 100.0%				$102,266,569
Futures Contracts at April 30, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	44	Jun-2026	$9,113,500	$(61,129)
U.S. 5-Year Treasury Notes	50	Jun-2026	5,391,797	(76,997)
U.S. Treasury Long-Term Bond Futures	64	Jun-2026	7,222,000	(219,276)
Ultra U.S. Treasury Bond Futures	54	Jun-2026	6,211,687	(215,408)
			$27,938,984	$(572,810)

Futures Contracts Short
U.S. 10-Year Treasury Notes	15	Jun-2026	$(1,658,906)	$19,098
Ultra 10-Year U.S. Treasury Notes	221	Jun-2026	(24,941,922)	580,673
			$(26,600,828)	$599,771
		Total	$1,338,156	$26,961

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Zero coupon security.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $11,478,984 or 11.2% of net assets.

(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $251,000 or 0.2% of net assets.

See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(j)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(k)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$84,090,622	$—	$84,090,622	$—
U.S. Government Bonds and Notes	14,146,456	—	14,146,456	—
Mortgage-Backed Securities	8,757,782	—	8,757,782	—
Asset-Backed Securities	1,269,167	—	1,269,167	—
Money Market Funds	1,083,410	1,083,410	—	—
Total Investments	109,347,437	1,083,410	108,264,027	—
Purchased Options	250	250	—	—
Futures Contracts*	599,771	599,771	—	—
Total	$109,947,458	$1,683,431	$108,264,027	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(3,289,037)	$—	$(3,289,037)	$—
Written Options	(282,767)	(282,767)	—	—
Futures Contracts*	(572,810)	(572,810)	—	—
Total	$(4,144,614)	$(855,577)	$(3,289,037)	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$109,347,437
Options contracts purchased, at value	250
Cash segregated as collateral	8,155
Receivables:
Investment securities sold	23,946,915
Interest	322,533
Dividends	2,176
Total Assets	133,627,466

LIABILITIES:
Investments sold short, at value	3,289,037
Options contracts written, at value	282,767
Payables:
Investment securities purchased	27,720,069
Investment advisory fees	41,462
Variation margin	27,562
Total Liabilities	31,360,897
NET ASSETS	$102,266,569

NET ASSETS consist of:
Paid-in capital	$102,362,504
Par value	50,500
Accumulated distributable earnings (loss)	(146,435)
NET ASSETS	$102,266,569
NET ASSET VALUE, per share	$20.25
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,050,002
Investments, at cost	$109,111,343
Premiums paid on options contracts purchased	$2,292
Investments sold short, proceeds	$3,317,011
Premiums received on options contracts written	$304,444
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$816,258
Dividends	33,963
Total investment income	850,221

EXPENSES:
Investment advisory fees	247,220
Other expenses	51
Total expenses	247,271
Less fees waived by the investment advisor	(11,377)
Net expenses	235,894
NET INVESTMENT INCOME (LOSS)	614,327

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,247
Investments sold short	35,069
Purchased options contracts	(1,344)
Written options contracts	195,759
Futures contracts	(129,459)
Net realized gain (loss)	106,272
Net change in unrealized appreciation (depreciation) on:
Investments	24,395
Investments sold short	27,664
Purchased options contracts	(886)
Written options contracts	(41,403)
Futures contracts	(12,841)
Net change in unrealized appreciation (depreciation)	(3,071)
NET REALIZED AND UNREALIZED GAIN (LOSS)	103,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$717,528
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$614,327	$3,475,132
Net realized gain (loss)	106,272	37,975
Net change in unrealized appreciation (depreciation)	(3,071)	1,219,780
Net increase (decrease) in net assets resulting from operations	717,528	4,732,887

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,214,501)	(2,794,764)
Return of capital	—	(477,488)
Total distributions to shareholders	(2,214,501)	(3,272,252)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	42,179,996	26,285,939
Cost of shares redeemed	(1,013,907)	(25,445,262)
Net increase (decrease) in net assets resulting from shareholder transactions	41,166,089	840,677
Total increase (decrease) in net assets	39,669,116	2,301,312

NET ASSETS:
Beginning of period	62,597,453	60,296,141
End of period	$102,266,569	$62,597,453

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,050,002	3,000,002
Shares sold	2,050,000	1,300,000
Shares redeemed	(50,000)	(1,250,000)
Shares outstanding, end of period	5,050,002	3,050,002
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$20.52	$20.10	$18.92	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.14	1.08	1.10	0.22
Net realized and unrealized gain (loss)	0.10	0.36	1.06 (c) (d)	(1.15)
Total from investment operations	0.24	1.44	2.16	(0.93)
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.82)	(0.84)	(0.15)
Net realized gain	—	(0.05)	—	—
Return of capital	—	(0.15)	(0.14)	—
Total distributions	(0.51)	(1.02)	(0.98)	(0.15)
Net asset value, end of period	$20.25	$20.52	$20.10	$18.92
Total return (e)	1.09%	7.36%	11.51% (d)	(4.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$102,267	$62,597	$60,296	$14,193
Ratio of total expenses to average net assets (f)	0.56% (g)	0.66% (h)	0.65%	0.65% (g)
Ratio of net expenses to average net assets (f)	0.54% (g)	0.66% (h)	0.65%	0.65% (g)
Ratio of net investment income (loss) to average net assets (f)	1.40% (g)	5.39%	5.48%	4.63% (g)
Portfolio turnover rate (i)	71%	230%	344%	143% (j)

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	The Fund received a payment from the advisor in the amount of $71, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(j)	The portfolio turnover rate not including mortgage dollar rolls was 121% for the period ended October 31, 2023.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Intermediate Government Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MGOV” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of debt securities issued or guaranteed by the U.S. government (including U.S. Treasury bonds, notes and bills), its agencies or government-sponsored entities (“Government Securities”). The Fund’s investments in Government Securities include publicly-issued U.S. Treasury securities and mortgage-related securities such as pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. The Fund may also invest in exchange-traded funds that principally invest in Government Securities as well as futures contracts, options and swap agreements that utilize Government Securities as their reference asset. The Fund may purchase mortgage-related securities in “to-be-announced” (“TBA”) transactions, including mortgage dollar rolls. The Fund may invest in fixed or floating rate securities.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $249,368 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund held $3,117,825 of forward purchase commitments and $2,213,697 of forward purchase commitments sold short.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When a Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$2,703,213
Capital gains	91,551
Return of capital	477,488
As of October 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	1,350,538
K. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Fund had no non-expiring capital loss carryforwards available for federal income tax purposes.
During the taxable year ended October 31, 2025, the Fund utilized $83,862 of capital loss carryforwards.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund had no net late year ordinary or capital losses.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$105,492,180	$1,689,537	$(1,378,873)	$310,664
L. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
M. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.49% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%
Fund net assets greater than $15 billion	0.55250%

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.16% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended April 30, 2026, the Advisor waived fees of $11,377.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2026, were $72,632,516 and $11,406,240, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2026 were $34,789,478 and $1,362,109, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $22,097,631 and $26,119,590, respectively.
For the six months ended April 30, 2026, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$250	Options contracts written, at value	$282,767
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	599,771	Unrealized depreciation on futures contracts*	572,810

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(1,344)

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
Statement of Operations Location
Written options contracts	$195,759
Futures contracts	(129,459)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(886)
Written options contracts	(41,403)
Futures contracts	(12,841)
The average notional value of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $45,475,133.
During the six months ended April 30, 2026, the premiums for purchased options contracts opened were $2,292 and the premiums for purchased options contracts closed, exercised and expired were $1,344.
During the six months ended April 30, 2026, the premiums for written options contracts opened were $412,759 and the premiums for written options contracts closed, exercised and expired were $232,381.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)
Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2026

First Trust Exchange-Traded Fund IV

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
FT Vest High Yield & Target Income ETF (HYTI)
FT Vest Investment Grade & Target Income ETF (LQTI)

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.1%
$51,000	U.S. Treasury Bill	(a)	05/28/26	$50,864
51,000	U.S. Treasury Bill	(a)	06/30/26	50,692
51,000	U.S. Treasury Bill	(a)	07/30/26	50,543
	Total U.S. Treasury Bills			152,099
	(Cost $152,102)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
167,426	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	167,426
	(Cost $167,426)
	Total Investments — 2.3%	319,525
	(Cost $319,528)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 97.0%
	Call Options Purchased — 97.0%
1,604	iShares®20+ Year Treasury Bond ETF	$13,733,448	$0.87	07/31/26	13,435,104
	(Cost $13,617,235)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(311)	iShares®20+ Year Treasury Bond ETF	(2,662,782)	86.35	05/01/26	(933)
	(Premiums received $13,824)
	Net Other Assets and Liabilities — 0.7%				93,583
	Net Assets — 100.0%				$13,847,279

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$152,099	$—	$152,099	$—
Money Market Funds	167,426	167,426	—	—
Total Investments	319,525	167,426	152,099	—
Purchased Options	13,435,104	—	13,435,104	—
Total	$13,754,629	$167,426	$13,587,203	$—

See Notes to Financial Statements

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(933)	$—	$(933)	$—
See Notes to Financial Statements

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.8%
$484,500	U.S. Treasury Bill	(a)	05/28/26	$483,205
484,500	U.S. Treasury Bill	(a)	06/30/26	481,574
484,500	U.S. Treasury Bill	(a)	07/30/26	480,157
	Total U.S. Treasury Bills			1,444,936
	(Cost $1,444,968)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
929,584	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	929,584
	(Cost $929,584)
	Total Investments — 2.9%	2,374,520
	(Cost $2,374,552)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.3%
	Call Options Purchased — 96.3%
10,164	iShares® iBoxx® $ High Yield Corporate Bond ETF	$81,698,232	$0.80	07/31/26	79,319,856
	(Cost $79,556,065)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(3,701)	iShares® iBoxx® $ High Yield Corporate Bond ETF	(29,748,638)	80.09	05/01/26	(14,804)
	(Premiums received $60,062)
	Net Other Assets and Liabilities — 0.8%				638,663
	Net Assets — 100.0%				$82,318,235

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,444,936	$—	$1,444,936	$—
Money Market Funds	929,584	929,584	—	—
Total Investments	2,374,520	929,584	1,444,936	—
Purchased Options	79,319,856	—	79,319,856	—
Total	$81,694,376	$929,584	$80,764,792	$—

See Notes to Financial Statements

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,804)	$—	$(14,804)	$—
See Notes to Financial Statements

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.3%
$1,192,800	U.S. Treasury Bill	(a)	05/28/26	$1,189,611
1,221,200	U.S. Treasury Bill	(a)	06/30/26	1,213,823
1,221,200	U.S. Treasury Bill	(a)	07/30/26	1,210,255
	Total U.S. Treasury Bills			3,613,689
	(Cost $3,613,773)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,178,493	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	3,178,493
	(Cost $3,178,493)
	Total Investments — 2.4%	6,792,182
	(Cost $6,792,266)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.9%
	Call Options Purchased — 96.9%
25,188	iShares® iBoxx® $ Investment Grade Corporate Bond ETF	$274,171,380	$1.10	07/31/26	267,471,372
	(Cost $269,600,966)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(7,709)	iShares® iBoxx® $ Investment Grade Corporate Bond ETF	(83,912,465)	109.15	05/01/26	(30,836)
	(Premiums received $111,408)
	Net Other Assets and Liabilities — 0.7%				1,858,517
	Net Assets — 100.0%				$276,091,235

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$3,613,689	$—	$3,613,689	$—
Money Market Funds	3,178,493	3,178,493	—	—
Total Investments	6,792,182	3,178,493	3,613,689	—
Purchased Options	267,471,372	—	267,471,372	—
Total	$274,263,554	$3,178,493	$271,085,061	$—

See Notes to Financial Statements

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,836)	$—	$(30,836)	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	FT Vest 20+ Year Treasury & Target Income ETF (LTTI)	FT Vest High Yield & Target Income ETF (HYTI)	FT Vest Investment Grade & Target Income ETF (LQTI)
ASSETS:
Investments, at value	$319,525	$2,374,520	$6,792,182
Options contracts purchased, at value	13,435,104	79,319,856	267,471,372
Due from broker	206	207	207
Receivables:
Investment securities sold	100,491	678,799	1,996,040
Dividends	374	1,998	7,343
Total Assets	13,855,700	82,375,380	276,267,144

LIABILITIES:
Options contracts written, at value	933	14,804	30,836
Payables:
Investment advisory fees	7,475	42,163	144,757
Investment securities purchased	13	178	316
Total Liabilities	8,421	57,145	175,909
NET ASSETS	$13,847,279	$82,318,235	$276,091,235

NET ASSETS consist of:
Paid-in capital	$15,076,034	$83,571,240	$285,259,788
Par value	7,500	42,500	142,000
Accumulated distributable earnings (loss)	(1,236,255)	(1,295,505)	(9,310,553)
NET ASSETS	$13,847,279	$82,318,235	$276,091,235
NET ASSET VALUE, per share	$18.46	$19.37	$19.44
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	750,002	4,250,002	14,200,002
Investments, at cost	$319,528	$2,374,552	$6,792,266
Premiums paid on options contracts purchased	$13,617,235	$79,556,065	$269,600,966
Premiums received on options contracts written	$13,824	$60,062	$111,408
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	FT Vest 20+ Year Treasury & Target Income ETF (LTTI)	FT Vest High Yield & Target Income ETF (HYTI)	FT Vest Investment Grade & Target Income ETF (LQTI)
INVESTMENT INCOME:
Interest	$2,108	$12,205	$35,221
Dividends	2,648	9,333	36,771
Total investment income	4,756	21,538	71,992

EXPENSES:
Investment advisory fees	54,245	194,229	756,567
Other expenses	9	14	35
Total expenses	54,254	194,243	756,602
NET INVESTMENT INCOME (LOSS)	(49,498)	(172,705)	(684,610)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3	—	—
Purchased options contracts	(341,182)	1,936,734	2,585,877
Written options contracts	71,987	(29,784)	181,123
Net realized gain (loss)	(269,192)	1,906,950	2,767,000
Net change in unrealized appreciation (depreciation) on:
Investments	3	(8)	(10)
Purchased options contracts	(179,437)	(228,883)	(2,107,695)
Written options contracts	13,357	46,739	85,467
Net change in unrealized appreciation (depreciation)	(166,077)	(182,152)	(2,022,238)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(435,269)	1,724,798	744,762
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(484,767)	$1,552,093	$60,152
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest 20+ Year Treasury & Target Income ETF (LTTI)		FT Vest High Yield & Target Income ETF (HYTI)
	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)
OPERATIONS:
Net investment income (loss)	$(49,498)	$(43,213)	$(172,705)	$(81,599)
Net realized gain (loss)	(269,192)	94,395	1,906,950	1,507,763
Net change in unrealized appreciation (depreciation)	(166,077)	(3,166)	(182,152)	(8,831)
Net increase (decrease) in net assets resulting from operations	(484,767)	48,016	1,552,093	1,417,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(748,322)	(51,182)	(2,838,767)	(1,244,618)
Return of capital	—	(555,280)	—	—
Total distributions to shareholders	(748,322)	(606,462)	(2,838,767)	(1,244,618)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,785,868	19,320,886	48,867,002	59,508,549
Cost of shares redeemed	(7,578,538)	(2,889,402)	(3,928,600)	(21,014,757)
Net increase (decrease) in net assets resulting from shareholder transactions	(792,670)	16,431,484	44,938,402	38,493,792
Total increase (decrease) in net assets	(2,025,759)	15,873,038	43,651,728	38,666,507

NET ASSETS:
Beginning of period	15,873,038	—	38,666,507	—
End of period	$13,847,279	$15,873,038	$82,318,235	$38,666,507

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,002	—	1,950,002	—
Shares sold	350,000	950,002	2,500,000	3,000,002
Shares redeemed	(400,000)	(150,000)	(200,000)	(1,050,000)
Shares outstanding, end of period	750,002	800,002	4,250,002	1,950,002

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Investment Grade & Target Income ETF (LQTI)
Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)

$(684,610)	$(276,229)
2,767,000	4,446,706
(2,022,238)	(26,868)
60,152	4,143,609

(9,939,697)	(3,574,617)
—	—
(9,939,697)	(3,574,617)

140,704,231	160,395,906
(13,683,105)	(2,015,244)
127,021,126	158,380,662
117,141,581	158,949,654

158,949,654	—
$276,091,235	$158,949,654

7,850,002	—
7,050,000	7,950,002
(700,000)	(100,000)
14,200,002	7,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
FT Vest 20+ Year Treasury & Target Income ETF (LTTI)

	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)

Net asset value, beginning of period	$19.84	$19.89
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	(0.48)	1.11
Total from investment operations	(0.54)	1.03
Distributions paid to shareholders from:
Net investment income	(0.84)	—
Net realized gain	—	(0.09)
Return of capital	—	(0.99)
Total distributions	(0.84)	(1.08)
Net asset value, end of period	$18.46	$19.84
Total return (c)	(2.81)%	5.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,847	$15,873
Ratio of total expenses to average net assets	0.65% (d)	0.66% (d) (e)
Ratio of net investment income (loss) to average net assets	(0.59)% (d)	(0.60)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest High Yield & Target Income ETF (HYTI)

	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)

Net asset value, beginning of period	$19.83	$19.99
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	0.59	1.19
Total from investment operations	0.53	1.11
Distributions paid to shareholders from:
Net investment income	(0.99)	(0.52)
Net realized gain	—	(0.75)
Total distributions	(0.99)	(1.27)
Net asset value, end of period	$19.37	$19.83
Total return (c)	2.74%	5.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$82,318	$38,667
Ratio of total expenses to average net assets	0.65% (d)	0.66% (d) (e)
Ratio of net investment income (loss) to average net assets	(0.58)% (d)	(0.58)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Investment Grade & Target Income ETF (LQTI)

	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)

Net asset value, beginning of period	$20.25	$20.07
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	0.13	1.38
Total from investment operations	0.07	1.30
Distributions paid to shareholders from:
Net investment income	(0.88)	—
Net realized gain	—	(1.12)
Total distributions	(0.88)	(1.12)
Net asset value, end of period	$19.44	$20.25
Total return (c)	0.32%	6.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$276,091	$158,950
Ratio of total expenses to average net assets	0.65% (d)	0.66% (d) (e)
Ratio of net investment income (loss) to average net assets	(0.59)% (d)	(0.59)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

FT Vest 20+ Year Treasury & Target Income ETF – LTTI
FT Vest High Yield & Target Income ETF – HYTI
FT Vest Investment Grade & Target Income ETF – LQTI
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
LTTI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including Flexible Exchange options (“FLEX Options”), on the iShares® 20+ Year Treasury Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to U.S. Treasury securities.
HYTI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including FLEX Options, on the iShares® iBoxx® $ High Yield Corporate Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to high yield securities or income producing securities.
LQTI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including FLEX Options, on the iShares® iBoxx® $ Investment Grade Corporate Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to investment grade securities or income producing securities.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
13)
the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at April 30, 2026 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest 20+ Year Treasury & Target Income ETF	$51,182	$—	$555,280
FT Vest High Yield & Target Income ETF	1,244,618	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest Investment Grade & Target Income ETF	$3,574,617	$—	$—
As of October 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest 20+ Year Treasury & Target Income ETF	$—	$—	$(3,166)
FT Vest High Yield & Target Income ETF	—	—	(8,831)
FT Vest Investment Grade & Target Income ETF	595,860	—	(26,868)
E. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2025 remains open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Funds had no capital loss carryforwards available for federal income tax purposes.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest 20+ Year Treasury & Target Income ETF	$13,922,939	$12,892	$(182,135)	$(169,243)
FT Vest High Yield & Target Income ETF	81,870,555	45,266	(236,249)	(190,983)
FT Vest Investment Grade & Target Income ETF	276,281,824	80,592	(2,129,698)	(2,049,106)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. For securities transactions purposes, the options are considered short-term investments.
For the six months ended April 30, 2026, the Funds had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
LTTI
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$13,435,104	Options contracts written, at value	$933
HYTI
Options contracts	Interest Rate Risk	Options contracts purchased, at value	79,319,856	Options contracts written, at value	14,804
LQTI
Options contracts	Interest Rate Risk	Options contracts purchased, at value	267,471,372	Options contracts written, at value	30,836
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	LTTI	HYTI	LQTI
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(341,182)	$1,936,734	$2,585,877
Written options contracts	71,987	(29,784)	181,123
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(179,437)	(228,883)	(2,107,695)
Written options contracts	13,357	46,739	85,467
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended April 30, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
LTTI	$38,627,706	$40,438,965	$376,410	$376,918
HYTI	185,179,097	142,872,220	834,563	796,036
LQTI	645,721,448	530,117,225	3,987,865	3,982,547
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)
wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 7, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 7, 2026

* Print the name and title of each signing officer under his or her signature.